1933 Act File No. 33-33852
                                   1940 Act File No. 811-6061

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   12  ............        X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.   14   ..........................        X

                           FEDERATED INDEX TRUST

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on December 31, 1996, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on December 16, 1996; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.



Copies to:  Matthew G. Maloney, Esquire
            Dickstein, Shapiro & Morin, L.L.P.
            2101 L Street, N.W.
            Washington, D.C.  20037




                           CROSS-REFERENCE SHEET


     This Amendment to the Registration Statement of FEDERATED INDEX TRUST, which consists of three portfolios: (1) Federated Max-Cap Fund, consisting of two classes of shares, (a) Institutional Shares and (b) Institutional Service Shares; (2) Federated Mid-Cap Fund; and (3) Federated Mini-Cap Fund, is comprised of the following:


PART A.INFORMATION REQUIRED IN A PROSPECTUS.

                                     Prospectus Heading
                                     (Rule 404(c) Cross Reference)

Item 1.Cover Page .................. (1-3) Cover Page.

Item 2.Synopsis .................... Not applicable.

Item 3.Condensed Financial Information       (1-3) Summary of Fund
                                     Expenses; (1,2,3) Financial
                                     Highlights; (1-3) Performance
                                     Information.

Item 4.General Description of Registrant          (1-3) General
                                     Information; (1-3) Investment
                                     Objective; (1-3) Investment Policies;
                                     (1-3) Investment Limitations; (1a,1b)
                                     Other Classes of Shares.

Item 5.Management of the Fund ...... (1-3) Federated Index Trust
                                     Information; (1-3) Management of the
                                     Trust; (1a) Distribution of
                                     Institutional Shares; (1b)
                                     Distribution of Institutional Service
                                     Shares; (2,3) Distribution of Fund
                                     Shares; (1-3) Fund Administration;
                                     (1-3) Brokerage Transactions.

Item 6.Capital Stock and Other Securities    (1-3) Dividends; (1-3) Capital
                                     Gains; (1-3) Shareholder Information;
                                     (1-3) Voting Rights; (1-3) Tax
                                     Information; (1-3) Federal Income
                                     Tax; (1-3) State and Local Taxes.



Item 7.Purchase of Securities Being
       Offered ..................... (1a) Investing in Institutional
                                     Shares; (1b) Investing in
                                     Institutional Service Shares; (2,3)
                                     Investing in the Fund; (1-3) Share
                                     Purchases; (1-3) Minimum Investment
                                     Required; (1-3) What Shares Cost; (1-
                                     3) Sub-Accounting Services; (1-3)
                                     Certificates and Confirmations; (1-3)
                                     Net Asset Value.
Item 8.Redemption or Repurchase .... (1a) Redeeming Institutional Shares;
                                     (1b) Redeeming Institutional Service
                                     Shares; (2,3) Redeeming Shares; (1-3)
                                     Telephone Redemption; (1-3) Written
                                     Requests; (1-3) Signatures; (1-3)
                                     Receiving Payment; (1-3) Accounts
                                     with Low Balances; (2-3) Exchanging
                                     Securities for Fund Shares.

Item 9.Pending Legal Proceedings ... Not applicable.



PART B.INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.............................Cover Page         (1-3) Cover Page.

Item 11.............................Table of Contents       (1-3) Table of
                                     Contents.

Item 12.............................General Information and History
                                        (1-3) General Information About the
                                     Fund.

Item 13.............................Investment Objectives and
       Policies .................... (1-3) Investment Objective and
                                     Policies.

Item 14.............................Management of the Fund       (1-3)
                                     Federated Index Trust Management.

Item 15.............................Control Persons and Principal
       Holders of Securities ....... (1-3) Fund Ownership; (1-3) Trustees
                                     Compensation.

Item 16.............................Investment Advisory and Other
       Services .................... (1-3) Management Services; (1b)
                                     Distribution Plan; (1a,2,3)
                                     Shareholder Services; (1-3)
                                     Administrative Services.

Item 17.............................Brokerage Allocation         (1-3)
                                     Brokerage Transactions.

Item 18.............................Capital Stock and Other Securities
                                        Not Applicable.

Item 19.............................Purchase, Redemption and Pricing of
       Securities Being Offered .... (1-3) Purchasing Shares; (2,3)
                                     Exchanging Securities for Fund
                                     Shares; (1-3) Determining Net Asset
                                     Value; (1-3) Redeeming Shares.

Item 20.............................Tax Status         (1-3) Tax Status.

Item 21.............................Underwriters       Not applicable.

Item 22.............................Calculation of Performance Data
                                        (1-3) Total Return; (1-3) Yield;
                                     (1-3) Performance Comparisons.

Item 23.............................Financial Statements         (1-3)
                                     Filed in Part A.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEDERATED MAX-CAP FUND
(A PORTFOLIO OF FEDERATED INDEX TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of Federated Max-Cap Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is an investment portfolio in Federated Index Trust (the "Trust"), an open-end, management investment company (a mutual fund). The investment objective of the Fund is to seek to provide investment results that correspond to the aggregate price and dividend performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund is neither affiliated with nor sponsored by the Standard & Poor's Ratings Group.

THE INSTITUTIONAL SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference. The Fund has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated December 31, 1996



                               TABLE OF CONTENTS



Summary of Fund Expenses.......................................................1



Financial Highlights--
  Institutional Shares.........................................................2



General Information............................................................3



Investment Information.........................................................3


  Investment Objective.........................................................3


  Investment Policies..........................................................3


  Investment Limitations.......................................................6



Federated Index Trust Information..............................................7


  Management of the Trust......................................................7


  Distribution of Institutional Shares.........................................9


  Fund Administration..........................................................9



Net Asset Value...............................................................10



Investing in the Institutional Shares.........................................10


  Share Purchases.............................................................10


  Minimum Investment Required.................................................10


  What Shares Cost............................................................11


  Certificates and Confirmations..............................................11


  Dividends...................................................................11


  Capital Gains...............................................................11



Redeeming Institutional Shares................................................11


  Telephone Redemption........................................................11


  Written Requests............................................................12


  Accounts with Low Balances..................................................12



Shareholder Information.......................................................12


  Voting Rights...............................................................12



Tax Information...............................................................13


  Federal Income Tax..........................................................13


  State and Local Taxes.......................................................13



Performance Information.......................................................13



Other Classes of Shares.......................................................13



Financial Statements..........................................................36



Report of Ernst & Young LLP,
  Independent Auditors........................................................43



Addresses.....................................................................44


                            SUMMARY OF FUND EXPENSES

                             FEDERATED MAX-CAP FUND
                              INSTITUTIONAL SHARES

                                 Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)....................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)..................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................     None
Exchange Fee.............................................................................     None
                                    ANNUAL OPERATING EXPENSES
                             (As a percentage of average net assets)
Management Fee (after waiver) (1)........................................................    0.24%
12b-1 Fee................................................................................     None
Total Other Expenses.....................................................................    0.07%
     Shareholder Services Fee (after waiver) (2)................................    0.00%
          Total Operating Expenses (3)...................................................    0.31%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.30%.


(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.


(3) The total operating expenses would have been 0.62% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Federated Index Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                          EXAMPLE                              1 year    3 years    5 years    10 years
------------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and (2) redemption at the end
of each time period.........................................     $3        $10        $17        $39


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                             FEDERATED MAX-CAP FUND


                   FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 43.



                                                                            YEAR ENDED OCTOBER 31,
                                                -------------------------------------------------------------------------------
                                                 1996        1995        1994        1993        1992        1991       1990(A)
                                                ------      ------      ------      ------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD            $14.74      $12.02      $12.24      $11.64      $11.07      $ 8.60      $10.00
-------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------
  Net investment income                           0.34        0.38        0.32        0.30        0.32        0.37        0.12
-------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and futures contracts               2.80        2.70        0.10        1.29        0.71        2.46       (1.43)
-------------------------------------------      -----       -----       -----       -----       -----       -----      ------
  Total from investment operations                3.14        3.08        0.42        1.59        1.03        2.83       (1.31)
-------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------
  Distributions from net investment income       (0.36)      (0.34)      (0.30)      (0.30)      (0.34)      (0.36)      (0.09)
-------------------------------------------
  Distributions from net realized gain on
  investments and futures contracts              (2.03)      (0.02)      (0.34)      (0.69)      (0.12)         --          --
-------------------------------------------      -----       -----       -----       -----       -----       -----      ------
  Total distributions                            (2.39)      (0.36)      (0.64)      (0.99)      (0.46)      (0.36)      (0.09)
-------------------------------------------      -----       -----       -----       -----       -----       -----      ------
NET ASSET VALUE, END OF PERIOD                  $15.49      $14.74      $12.02      $12.24      $11.64      $11.07      $ 8.60
-------------------------------------------      -----       -----       -----       -----       -----       -----      ------
TOTAL RETURN (B)                                 23.71%         26%       3.59%      14.35%       9.51%      33.31%     (14.46)%
-------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------
  Expenses                                        0.31%       0.31%       0.32%       0.31%       0.30%       0.24%       0.00%
-------------------------------------------
  Net investment income                           2.29%       2.91%       2.70%       2.60%       2.92%       3.74%       5.19%*
-------------------------------------------
  Expense waiver/reimbursement (c)                0.31%       0.33%       0.07%       0.09%       0.18%       0.45%       0.94%*
-------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------
  Net assets, end of period (000 omitted)       $900,131    $679,237    $443,815    $407,246    $309,614    $144,528    $25,129
-------------------------------------------
  Average commission rate paid                  $0.0153         --          --          --          --          --          --
-------------------------------------------
  Portfolio turnover                                 3%         57%          2%         13%         46%          6%          0%
-------------------------------------------



  * Computed on an annualized basis.


(a) Reflects operations for the period from July 5, 1990 (date of initial public offering) to October 31, 1990. For the period from the start of business June 26, 1990 to July 4, 1990, net investment income per share aggregating $0.02 per share ($155) was distributed to the Fund's manager. Such distribution represented the net income of the Fund prior to initial public offering of Fund shares which commenced on July 5, 1990.


(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



                              GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Fund, known as Institutional Shares ("Shares") and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund. Institutional Shares are designed primarily for institutions investing on behalf of their customers. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Index. The investment objective cannot be changed without approval of shareholders. The Fund's ability to duplicate the Index will depend partly on the size and timing of cash flows into and out of the Fund. The Fund's performance is expected to closely mirror the performance of the Index. An investment in the Fund presents risks similar to those of investing in a portfolio comprised of the securities of the companies in the Index. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these policies become effective.

The Fund pursues its investment objective by attempting to duplicate the investment results of the Index, while minimizing transaction costs and other expenses. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95 of 1% or better; a figure of 1.00 would represent perfect correlation. The Fund will normally be invested in substantially all of the stocks that comprise the Index. Under normal circumstances, at least 80% of the value of the Fund's total assets will be invested in stocks represented in the Index. However, the Fund is not required to sell securities if the 80% investment level changes due to increases or decreases in the market value of portfolio securities.

The Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group ("S&P") designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. Inclusion of a particular stock in the Index in no way implies an opinion by S&P as to its investment attractiveness, nor is S&P a sponsor or in any way affiliated with the Fund. The Fund utilizes the Index as the standard performance benchmark because it represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns.


The Fund will be managed passively, in that the traditional management functions of economic, financial, and market analysis will not be undertaken. Furthermore, a company's adverse financial circumstance will not trigger its elimination from the Fund's portfolio, unless the company's stock is removed from the Index by S&P. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to duplicate, as much as possible, the composition of the Index. The Fund will include a stock in its investment portfolio in the order of the stock's weighting in the Index, starting with the heaviest-weighted stock. Thus, the proportion of Fund assets invested in such stock is nearly identical to the percentage of the particular stock represented in the Index. On occasion, so as to respond to changes in the Index's composition, as well as corporate mergers, tender offers, and other circumstances, adjustments will be made in the Fund's portfolio. However, it is anticipated that these adjustments will occur infrequently, and the costs will be minimized. As a result, portfolio turnover is expected to be well below that encountered in other investment company portfolios. Therefore, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes, are expected to be relatively low. While the cash flows into and out of the Fund will impact the Fund's portfolio turnover rate and the Fund's ability to replicate the Index's performance, investment adjustments will be made, as practicably as possible, to account for these circumstances.

The Fund believes that indexing, as described above, constitutes a reasonable and effective method of replicating percentage changes in the Index. While the Fund will not duplicate the Index's performance precisely, it is anticipated that the Fund's performance will closely resemble the performance of the Index. Factors such as the size of the Fund's portfolio, the size and timing of cash flows into and out of the Fund, and changes in the securities markets and the Index itself, will account for the difference.

In order to accommodate cash flows, the Fund may enter into stock index futures contracts and options. The Fund may purchase futures contracts and options solely to maintain adequate liquidity to meet its redemption demands. This will allow the Fund to simultaneously maximize the level of the Fund assets which are tracking the performance of the Index. The Fund can sell futures contracts and options in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation.

                             ACCEPTABLE INVESTMENTS

The Fund will invest primarily in common stocks comprising the Index. In addition, the Fund may hold cash reserves which may be invested in the following:
U.S. GOVERNMENT SECURITIES. The Fund is permitted to invest in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include, but are not limited to:


- direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;



- notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;



- notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and



- notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.


REPURCHASE AGREEMENTS. The U.S. government securities and other securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrange-


ments in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

VARIABLE RATE U.S. GOVERNMENT SECURITIES. Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as a published interest rate or interest rate index.

CASH ITEMS.  The Fund may also invest in cash items.

The Fund may also invest in commercial paper rated A-1 by S&P, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc.

STOCK INDEX FUTURES AND OPTIONS. The Fund may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.

There are several risks accompanying the utilization of futures contracts to effectively anticipate market transactions. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or other permissible purposes pursuant to regulations promulgated by the Com-


modity Futures Trading Commission ("CFTC"). Also, the Fund intends to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.

INDEX PARTICIPATION CONTRACTS. In addition to investing in stock index futures contracts, options and options on futures contracts, the Fund may also participate in the purchasing and selling of index participation contracts based on the Index. The Fund will utilize index participation contracts to aid in the management of cash flows into and out of the Fund and not for speculative purposes. These contracts provide the equivalent of a position in the stocks of the Index, where each stock is represented in the same proportion as it is represented in the Index. Unlike futures contracts, positions in these instruments may last indefinitely, with no expiration date and will pay dividends implied by the underlying stocks in the Index. Generally, the value of an index participation contract will rise and fall as the value of the Index rises and falls. Index participation contracts have lower transaction costs than those associated with the purchase and sale of individual stocks. The Fund will invest in index participation contracts only if there exists an active market for such contracts.

The value of these contracts, together with the value of the Fund's investment in stock index futures contracts, options and options on futures contracts will not exceed 20% of the Fund's total assets. The Fund's use of these investments will be to maintain adequate liquidity to meet redemption requests, while simultaneously maximizing the level of Fund assets which are tracking the performance of the Index.

                        LENDING OF PORTFOLIO SECURITIES

The Fund may lend its portfolio securities on a short-term basis or long-term basis, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks or other institutions which the managers have determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

                            WHEN-ISSUED AND DELAYED
                             DELIVERY TRANSACTIONS


The Fund may purchase short-term U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the managers deem it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Fund will not:

- borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.


The above investment limitations cannot be changed without shareholder approval. The following investment limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this policy becomes effective.



The Fund will not invest more than 15% of its net assets in securities that are illiquid.


                                FEDERATED INDEX
                               TRUST INFORMATION

MANAGEMENT OF THE TRUST


                               BOARD OF TRUSTEES


The Trust is managed by the Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Trustees handles the Trustees' responsibilities between meetings of the Trustees.

                                 FUND'S MANAGER


Federated Management serves as the Fund's manager (the "Manager"). The Trust has entered into a management contract (the "Management Contract") with the Manager, which, in turn, has entered into a sub-management contract (the "Sub-Management Contract") with ANB Investment Management and Trust Company ("ANB" or the "Sub-Manager") (ANB and the Manager are collectively referred to herein as "Managers"). It is the Manager's responsibility to select the Sub-Manager, subject to the review and approval of the Trustees and to review and evaluate the Sub-Manager's continued performance. The Manager is also responsible for providing administrative services to the Fund.



Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Fund's Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the appropriate futures contracts to purchase and the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager which method of indexing to use; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. As described below, the Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.


MANAGEMENT FEES.  The Fund's Manager receives an annual management fee equal to
 .30% of the Fund's average daily net assets. Under the Management Contract, which provides for the voluntary waiver of the management fee by the Manager, the Manager will voluntarily waive some or all of the management fee. The Manager can terminate this voluntary waiver of some or all of its management fee at any time in its sole discretion.



MANAGER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



Both the Trust and the Manager have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


                                  SUB-MANAGER

Under the terms of the Sub-Management Contract between the Manager and ANB, ANB serves as the Fund's Sub-Manager. The Sub-Manager will develop, maintain and run the computer program designed to determine which securities will be purchased and sold so as to replicate the composition of the Index to the extent feasible, and, subject to the Manager's oversight, has complete discretion to purchase and sell portfolio securities for the Fund within the Fund's investment objective, restrictions and policies.

SUB-MANAGEMENT FEES. For its services under the Sub-Management Contract, ANB receives an annual fee from the Manager equal to .05% of the first $100 million of net assets under management, .02% over $100 million but less than $200 million, and .01% of net assets over and above $200 million, on an annualized basis. This fee is paid by the Manager out of its resources and is not an incremental Fund expense. No performance or incentive fees are paid to the Sub-Manager.

SUB-MANAGER'S BACKGROUND. ANB, incorporated in the State of Illinois on July 1, 1988, is a registered investment adviser under the Investment Advisers Act of 1940. ANB is a wholly-owned subsidiary of First Chicago Investment Manage-



ment Company which, in turn, is an indirect wholly-owned subsidiary of First Chicago NBD Corporation. It serves as investment adviser principally to corporate defined benefit and defined contribution plans which have, as of June 30, 1996, placed approximately $22.2 billion in assets with ANB. Since 1973, when American National Bank and Trust Company of Chicago introduced its first commingled equity index fund, ANB has developed and managed a family of equity and bond index funds in which some 340 nationwide non-financial institution clients invest. In total, ANB manages 79 commingled/common trust funds. Also, since 1992, ANB has served as Sub-Manager for the Federated Mini-Cap Fund and for the Federated Mid-Cap Fund, which are also portfolios of the Trust.


DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors. Federated Securities Corp. pays a licensing fee to S&P for the right to use the Index in connection with the sub-management activities for the Fund. Federated Securities Corp. is not affiliated with S&P.


                              SHAREHOLDER SERVICES



The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



                            SUPPLEMENTAL PAYMENTS TO


                             FINANCIAL INSTITUTIONS



In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Manager or its affiliates.



FUND ADMINISTRATION


                            ADMINISTRATIVE SERVICES


Federated Services Company, a subsidiary of Federated Investors, provides the Manager with the administrative personnel and services necessary to provide shareholder servicing and certain legal and accounting services.


                             BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Managers look for prompt execution of the order at a favorable price. In working with dealers, the Managers will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Managers may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Managers make decisions on portfolio transactions and select brokers and dealers subject to review by the Trustees.


                                NET ASSET VALUE


The Fund's net asset value per Share fluctuates. It is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


                                  INVESTING IN
                              INSTITUTIONAL SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased either by wire or mail. To purchase Shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

                                    BY WIRE


To purchase Shares of the Fund by Federal Reserve wire, call the Fund to place an order. Shareholders have until 4:00 p.m. (Eastern time) to call the Fund for settlement on the next business day. However, in order to maximize the Fund's ability to track the Index, shareholders are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 4:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Index Trust, Federated Max-Cap Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.


                                    BY MAIL


To purchase Shares of the Fund by mail, send a check made payable to Federated Index Trust, Federated Max-Cap Fund--Institutional Shares to the Fund's transfer agent, Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600.



Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An investor's minimum investment will be calculated by com-


bining all accounts that the institution maintains with the Fund.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company, maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during the quarter.

DIVIDENDS


Dividends are declared and paid quarterly. Unless shareholders request cash payments by writing to the Fund, dividends are automatically reinvested in additional Shares on payment dates at the ex-dividend date net asset value without a sales charge.


CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

                                   REDEEMING
                              INSTITUTIONAL SHARES

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). However, in order to maximize the Fund's ability to track the Index, shareholders are urged to telephone the Fund prior to 2:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting State Street Bank or the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.


If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS


Shares may also be redeemed by sending a written request to the Fund. Call the Fund for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Fund name, his account number, and the share or dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail.


                                   SIGNATURES

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

- a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

- a member of the New York, American, Boston, Midwest, or Pacific Stock
  Exchange;

- a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

- any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

                               RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

                            SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.

                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.

STATE AND LOCAL TAXES


In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                            PERFORMANCE INFORMATION

From time to time the Fund advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Shares over a thirty-day period by the offering price per share of the Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales load or other similar non-recurring charges. Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                            OTHER CLASSES OF SHARES


Institutional Service Shares are sold at net asset value to retail or private banking customers of financial institutions and are subject to a minimum initial investment of $25,000. Institutional Service Shares are distributed pursuant to a 12b-1 Plan adopted by the Trust.


Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Fund is sold.

The amount of dividends payable to Institutional Shares will exceed that of Institutional Service Shares by the difference between Class Expenses and distribution expenses borne by shares of each respective class.

The stated management fee is the same for both classes of shares.


To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.



                             FEDERATED MAX-CAP FUND


               FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 43.



                                                                             YEAR ENDED OCTOBER 31,
                                                                   -------------------------------------------
                                                                    1996        1995        1994       1993(A)
----------------------------------------------------------------   ------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                               $14.72      $12.02      $12.24      $12.12
----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------
  Net investment income                                              0.30        0.33        0.28(b)     0.07
----------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and futures contracts                                              2.79        2.69        0.11        0.12
----------------------------------------------------------------   ------      ------      ------      -------
  Total from investment operations                                   3.09        3.02        0.39        0.19
----------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------
  Distributions from net investment income                          (0.31)      (0.30)      (0.27)      (0.07)
----------------------------------------------------------------
  Distributions from net realized gain on investments
  and futures contracts                                             (2.03)      (0.02)      (0.34)         --
----------------------------------------------------------------   ------      ------      ------      -------
  Total distributions                                               (2.34)      (0.32)      (0.61)      (0.07)
----------------------------------------------------------------   ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                     $15.47      $14.72      $12.02      $12.24
----------------------------------------------------------------   ------      ------      ------      ------
TOTAL RETURN (C)                                                    23.39%      25.52%       3.30%       1.70%
----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------
  Expenses                                                           0.61%       0.61%       0.62%       0.61%*
----------------------------------------------------------------
  Net investment income                                              1.97%       2.55%       2.35%       1.52%*
----------------------------------------------------------------
  Expense waiver/reimbursement (d)                                   0.31%       0.33%       0.26%       0.09%*
----------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------
  Net assets, end of period (000 omitted)                          $58,741     $35,195     $8,617      $2,493
----------------------------------------------------------------
  Average commission rate paid                                     $0.0153         --          --          --
----------------------------------------------------------------
  Portfolio turnover                                                    3%         57%          2%         13%
----------------------------------------------------------------



  * Computed on an annualized basis.

(a) Reflects operations for the period from August 30, 1993 (date of initial public investment) to October 31, 1993.

(b) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



FEDERATED MAX-CAP FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--94.2%
--------------------------------------------------------------------------------------
                   BASIC INDUSTRY--6.3%
                   -------------------------------------------------------------------
      7,200        ASARCO, Inc.                                                          $    189,000
                   -------------------------------------------------------------------
     18,900        Air Products & Chemicals, Inc.                                           1,134,000
                   -------------------------------------------------------------------
     38,300        Alcan Aluminum Ltd.                                                      1,259,112
                   -------------------------------------------------------------------
     29,392    (b) Allegheny Teledyne, Inc.                                                   628,254
                   -------------------------------------------------------------------
     29,500        Aluminum Co. of America                                                  1,729,437
                   -------------------------------------------------------------------
     92,427        Archer-Daniels-Midland Co.                                               2,010,287
                   -------------------------------------------------------------------
     18,000    (b) Armco, Inc.                                                                 67,500
                   -------------------------------------------------------------------
      8,900        Avery Dennison Corp.                                                       586,287
                   -------------------------------------------------------------------
      5,100        Ball Corp.                                                                 123,037
                   -------------------------------------------------------------------
     60,500        Barrick Gold Corp.                                                       1,580,562
                   -------------------------------------------------------------------
     38,000        Battle Mountain Gold Co.                                                   289,750
                   -------------------------------------------------------------------
      8,900        Bemis Co., Inc.                                                            311,500
                   -------------------------------------------------------------------
     18,800    (b) Bethlehem Steel Corp.                                                      152,750
                   -------------------------------------------------------------------
      8,200        Boise Cascade Corp.                                                        254,200
                   -------------------------------------------------------------------
     16,200        Champion International Corp.                                               704,700
                   -------------------------------------------------------------------
     39,000        Corning, Inc.                                                            1,511,250
                   -------------------------------------------------------------------
     21,700        Crown Cork & Seal Co., Inc.                                              1,041,600
                   -------------------------------------------------------------------
     15,750        Cyprus Amax Minerals                                                       356,344
                   -------------------------------------------------------------------
     41,500        Dow Chemical Co.                                                         3,226,625
                   -------------------------------------------------------------------
     95,000        Du Pont (E.I.) de Nemours & Co.                                          8,811,250
                   -------------------------------------------------------------------
     13,225        Eastman Chemical Co.                                                       697,619
                   -------------------------------------------------------------------
     23,600        Echo Bay Mines Ltd.                                                        184,375
                   -------------------------------------------------------------------
     10,840        Ecolab, Inc.                                                               395,660
                   -------------------------------------------------------------------
     24,362        Engelhard Corp.                                                            444,606
                   -------------------------------------------------------------------
     33,100        Freeport-McMoRan Copper & Gold, Inc., Class B                            1,005,412
                   -------------------------------------------------------------------
     15,500        Georgia-Pacific Corp.                                                    1,162,500
                   -------------------------------------------------------------------






FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   BASIC INDUSTRY--CONTINUED
                   -------------------------------------------------------------------
      9,100        Goodrich (B.F.) Co.                                                   $    385,612
                   -------------------------------------------------------------------
     16,600    (b) Grace (W.R.) & Co.                                                         879,800
                   -------------------------------------------------------------------
     10,800        Great Lakes Chemical Corp.                                                 562,950
                   -------------------------------------------------------------------
     18,100        Hercules, Inc.                                                             862,012
                   -------------------------------------------------------------------
     24,800        Homestake Mining Co.                                                       353,400
                   -------------------------------------------------------------------
     28,500        Inco Ltd.                                                                  904,875
                   -------------------------------------------------------------------
      8,200        Inland Steel Industries, Inc.                                              132,225
                   -------------------------------------------------------------------
     50,776        International Paper Co.                                                  2,170,674
                   -------------------------------------------------------------------
     14,400        James River Corp. of Virginia                                              453,600
                   -------------------------------------------------------------------
     18,400        Louisiana-Pacific Corp.                                                    384,100
                   -------------------------------------------------------------------
      8,900        Mead Corp.                                                                 505,075
                   -------------------------------------------------------------------
      7,300        Millipore Corp.                                                            255,500
                   -------------------------------------------------------------------
     99,200        Monsanto Co.                                                             3,930,800
                   -------------------------------------------------------------------
     24,100        Morton International, Inc.                                                 948,938
                   -------------------------------------------------------------------
     11,400        Nalco Chemical Co.                                                         414,675
                   -------------------------------------------------------------------
     16,811        Newmont Mining Corp.                                                       777,509
                   -------------------------------------------------------------------
     14,800        Nucor Corp.                                                                701,150
                   -------------------------------------------------------------------
      8,700    (b) Owens Corning                                                              337,125
                   -------------------------------------------------------------------
     31,600        PPG Industries, Inc.                                                     1,801,200
                   -------------------------------------------------------------------
     19,533        Pall Corp.                                                                 500,533
                   -------------------------------------------------------------------
     11,100        Phelps Dodge Corp.                                                         697,913
                   -------------------------------------------------------------------
     14,000        Pioneer Hi-Bred International                                              939,750
                   -------------------------------------------------------------------
     40,500        Placer Dome, Inc.                                                          972,000
                   -------------------------------------------------------------------
      4,900        Potlatch Corp.                                                             209,475
                   -------------------------------------------------------------------
     26,400        Praxair, Inc.                                                            1,168,200
                   -------------------------------------------------------------------
     10,800        Reynolds Metals Co.                                                        607,500
                   -------------------------------------------------------------------
     11,000        Rohm & Haas Co.                                                            785,125
                   -------------------------------------------------------------------
     22,235        Santa Fe Pacific Gold                                                      264,041
                   -------------------------------------------------------------------
     14,500        Sherwin-Williams Co.                                                       726,813
                   -------------------------------------------------------------------



FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   BASIC INDUSTRY--CONTINUED
                   -------------------------------------------------------------------
      8,500        Sigma-Aldrich Corp.                                                   $    499,375
                   -------------------------------------------------------------------
      3,400        Springs Industries, Inc., Class A                                          153,425
                   -------------------------------------------------------------------
     16,808        Stone Container Corp.                                                      256,322
                   -------------------------------------------------------------------
      9,400        Temple-Inland, Inc.                                                        481,750
                   -------------------------------------------------------------------
     10,500    (b) Tupperware Corp.                                                           539,438
                   -------------------------------------------------------------------
     14,320        USX-U.S. Steel Group, Inc.                                                 390,220
                   -------------------------------------------------------------------
     11,600        Union Camp Corp.                                                           565,500
                   -------------------------------------------------------------------
     21,900        Union Carbide Corp.                                                        933,488
                   -------------------------------------------------------------------
     17,250        Westvaco Corp.                                                             491,625
                   -------------------------------------------------------------------
     33,600        Weyerhaeuser Co.                                                         1,541,400
                   -------------------------------------------------------------------
      9,400        Willamette Industries, Inc.                                                634,500
                   -------------------------------------------------------------------
     15,350        Worthington Industries, Inc.                                               318,513
                   -------------------------------------------------------------------   ------------
                   Total                                                                   60,295,743
                   -------------------------------------------------------------------   ------------
                   CONSUMER DURABLES--3.5%
                   -------------------------------------------------------------------
     14,800        Black & Decker Corp.                                                       553,150
                   -------------------------------------------------------------------
      4,900        Briggs & Stratton Corp.                                                    196,000
                   -------------------------------------------------------------------
     16,600        Brunswick Corp.                                                            390,100
                   -------------------------------------------------------------------
      4,800        Centex Corp.                                                               144,600
                   -------------------------------------------------------------------
    123,368        Chrysler Corp.                                                           4,148,249
                   -------------------------------------------------------------------
     14,200        Cooper Tire & Rubber Co.                                                   278,675
                   -------------------------------------------------------------------
     17,200        Dana Corp.                                                                 509,550
                   -------------------------------------------------------------------
     57,000        Eastman Kodak Co.                                                        4,545,750
                   -------------------------------------------------------------------
     13,100        Eaton Corp.                                                                782,725
                   -------------------------------------------------------------------
     10,400        Echlin, Inc.                                                               339,300
                   -------------------------------------------------------------------
      6,000        Fleetwood Enterprises, Inc.                                                202,500
                   -------------------------------------------------------------------
    200,200        Ford Motor Co.                                                           6,256,250
                   -------------------------------------------------------------------
    128,000        General Motors Corp.                                                     6,896,000
                   -------------------------------------------------------------------
     20,500        Genuine Parts Co.                                                          896,875
                   -------------------------------------------------------------------
     26,300        Goodyear Tire & Rubber Co.                                               1,206,512
                   -------------------------------------------------------------------




FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   CONSUMER DURABLES--CONTINUED
                   -------------------------------------------------------------------
     14,600        Hasbro, Inc.                                                          $    567,575
                   -------------------------------------------------------------------
      6,553        Jostens, Inc.                                                              140,890
                   -------------------------------------------------------------------
      6,600        Kaufman & Broad Homes Corp.                                                 79,200
                   -------------------------------------------------------------------
     46,225        Mattel, Inc.                                                             1,334,747
                   -------------------------------------------------------------------
     17,200        Maytag Corp.                                                               341,850
                   -------------------------------------------------------------------
     26,900        Newell Co.                                                                 763,288
                   -------------------------------------------------------------------
      7,700        Polaroid Corp.                                                             312,813
                   -------------------------------------------------------------------
      4,000        Pulte Corp.                                                                106,000
                   -------------------------------------------------------------------
     25,400        Rubbermaid, Inc.                                                           590,550
                   -------------------------------------------------------------------
     10,300        Snap-On Tools Corp.                                                        330,888
                   -------------------------------------------------------------------
     15,000        Stanley Works                                                              423,750
                   -------------------------------------------------------------------
     10,900        TRW, Inc.                                                                  986,450
                   -------------------------------------------------------------------
     12,600        Whirlpool Corp.                                                            595,350
                   -------------------------------------------------------------------   ------------
                   Total                                                                   33,919,587
                   -------------------------------------------------------------------   ------------
                   CONSUMER NON-DURABLES--11.2%
                   -------------------------------------------------------------------
      4,700        Alberto-Culver Co., Class B                                                215,025
                   -------------------------------------------------------------------
     28,900        American Brands, Inc.                                                    1,379,975
                   -------------------------------------------------------------------
     12,700        American Greetings Corp., Class A                                          372,269
                   -------------------------------------------------------------------
     83,900        Anheuser-Busch Cos., Inc.                                                3,230,150
                   -------------------------------------------------------------------
     22,500        Avon Products, Inc.                                                      1,220,625
                   -------------------------------------------------------------------
     11,700        Brown-Forman Corp., Class B                                                506,025
                   -------------------------------------------------------------------
     24,500        CPC International, Inc.                                                  1,932,437
                   -------------------------------------------------------------------
     38,900        Campbell Soup Co.                                                        3,112,000
                   -------------------------------------------------------------------
      8,700        Clorox Co.                                                                 949,387
                   -------------------------------------------------------------------
    422,000        Coca-Cola Co.                                                           21,311,000
                   -------------------------------------------------------------------
     24,900        Colgate-Palmolive Co.                                                    2,290,800
                   -------------------------------------------------------------------
     41,200        ConAgra, Inc.                                                            2,054,850
                   -------------------------------------------------------------------
      6,400        Coors Adolph Co., Class B                                                  124,800
                   -------------------------------------------------------------------
     12,900    (b) Fruit of the Loom, Inc., Class A                                           469,237
                   -------------------------------------------------------------------




FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   CONSUMER NON-DURABLES--CONTINUED
                   -------------------------------------------------------------------
     26,900        General Mills, Inc.                                                   $  1,536,662
                   -------------------------------------------------------------------
     75,400        Gillette Co.                                                             5,636,150
                   -------------------------------------------------------------------
     62,600        Heinz (H.J.) Co.                                                         2,222,300
                   -------------------------------------------------------------------
     26,000        Hershey Foods Corp.                                                      1,257,750
                   -------------------------------------------------------------------
     18,700        International Flavors & Fragrances, Inc.                                   773,713
                   -------------------------------------------------------------------
     35,900        Kellogg Co.                                                              2,279,650
                   -------------------------------------------------------------------
     47,724        Kimberly-Clark Corp.                                                     4,450,263
                   -------------------------------------------------------------------
     12,400        Liz Claiborne, Inc.                                                        523,900
                   -------------------------------------------------------------------
     48,600        Nike, Inc., Class B                                                      2,861,325
                   -------------------------------------------------------------------
    265,200        PepsiCo, Inc.                                                            7,856,550
                   -------------------------------------------------------------------
    138,600        Philip Morris Cos., Inc.                                                12,837,825
                   -------------------------------------------------------------------
    116,100        Procter & Gamble Co.                                                    11,493,900
                   -------------------------------------------------------------------
     22,900        Quaker Oats Co.                                                            812,950
                   -------------------------------------------------------------------
     17,900        Ralston Purina Co.                                                       1,183,638
                   -------------------------------------------------------------------
      9,500        Reebok International Ltd.                                                  339,625
                   -------------------------------------------------------------------
      6,500        Russell Corp.                                                              184,438
                   -------------------------------------------------------------------
     82,200        Sara Lee Corp.                                                           2,918,100
                   -------------------------------------------------------------------
     63,400        Seagram Co. Ltd.                                                         2,401,275
                   -------------------------------------------------------------------
      8,400        Stride Rite Corp.                                                           69,300
                   -------------------------------------------------------------------
     31,800        UST, Inc.                                                                  918,225
                   -------------------------------------------------------------------
     27,100        Unilever N.V., ADR                                                       4,142,913
                   -------------------------------------------------------------------
     10,800        V.F. Corp.                                                                 706,050
                   -------------------------------------------------------------------
     19,700        Wrigley (Wm.), Jr. Co.                                                   1,186,925
                   -------------------------------------------------------------------   ------------
                   Total                                                                  107,762,007
                   -------------------------------------------------------------------   ------------
                   ENERGY MINERALS--8.5%
                   -------------------------------------------------------------------
     15,800        Amerada-Hess Corp.                                                         874,925
                   -------------------------------------------------------------------
     84,200        Amoco Corp.                                                              6,378,150
                   -------------------------------------------------------------------
     10,900        Ashland, Inc.                                                              463,250
                   -------------------------------------------------------------------
     27,200        Atlantic Richfield Co.                                                   3,604,000
                   -------------------------------------------------------------------





FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   ENERGY MINERALS--CONTINUED
                   -------------------------------------------------------------------
     24,500        Baker Hughes, Inc.                                                    $    872,812
                   -------------------------------------------------------------------
     21,200        Burlington Resources, Inc.                                               1,067,950
                   -------------------------------------------------------------------
    110,500        Chevron Corp.                                                            7,265,375
                   -------------------------------------------------------------------
    210,200        Exxon Corp.                                                             18,628,975
                   -------------------------------------------------------------------
     19,400        Halliburton Co.                                                          1,098,525
                   -------------------------------------------------------------------
      4,200        Helmerich & Payne, Inc.                                                    227,325
                   -------------------------------------------------------------------
      8,300        Kerr-McGee Corp.                                                           520,825
                   -------------------------------------------------------------------
      5,800        Louisiana Land & Exploration Co.                                           329,875
                   -------------------------------------------------------------------
     66,700        Mobil Corp.                                                              7,787,225
                   -------------------------------------------------------------------
     54,700        Occidental Petroleum Corp.                                               1,340,150
                   -------------------------------------------------------------------
     17,700    (b) Oryx Energy Co.                                                            340,725
                   -------------------------------------------------------------------
      7,900        Pennzoil Co.                                                               402,900
                   -------------------------------------------------------------------
     44,500        Phillips Petroleum Co.                                                   1,824,500
                   -------------------------------------------------------------------
     14,400    (b) Rowan Companies, Inc.                                                      322,200
                   -------------------------------------------------------------------
     90,700        Royal Dutch Petroleum Co., ADR                                          14,999,513
                   -------------------------------------------------------------------
     15,312    (b) Santa Fe Energy Resource, Inc.                                             218,196
                   -------------------------------------------------------------------
     41,500        Schlumberger Ltd.                                                        4,113,688
                   -------------------------------------------------------------------
     15,137        Sun Co., Inc.                                                              338,690
                   -------------------------------------------------------------------
     44,700        Texaco, Inc.                                                             4,542,638
                   -------------------------------------------------------------------
     48,700        USX Corp.                                                                1,065,313
                   -------------------------------------------------------------------
     42,394        Union Pacific Resources Group, Inc.                                      1,165,840
                   -------------------------------------------------------------------
     42,000        Unocal Corp.                                                             1,538,250
                   -------------------------------------------------------------------
      9,000    (b) Western Atlas, Inc.                                                        624,375
                   -------------------------------------------------------------------   ------------
                   Total                                                                   81,956,190
                   -------------------------------------------------------------------   ------------
                   FINANCE--13.5%
                   -------------------------------------------------------------------
     18,300        AON Corp.                                                                1,056,825
                   -------------------------------------------------------------------
     18,100        Ahmanson (H.F.) & Co.                                                      567,887
                   -------------------------------------------------------------------
      7,600        Alexander & Alexander Services, Inc.                                       115,900
                   -------------------------------------------------------------------
     75,305        Allstate Corp.                                                           4,226,493
                   -------------------------------------------------------------------




FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   -------------------------------------------------------------------
     80,300        American Express Co.                                                  $  3,774,100
                   -------------------------------------------------------------------
     34,600        American General Corp.                                                   1,288,850
                   -------------------------------------------------------------------
     79,493        American International Group, Inc.                                       8,634,927
                   -------------------------------------------------------------------
     73,727        Banc One Corp.                                                           3,124,182
                   -------------------------------------------------------------------
     25,800        Bank of Boston Corp.                                                     1,651,200
                   -------------------------------------------------------------------
     65,300        Bank of New York Co., Inc.                                               2,163,062
                   -------------------------------------------------------------------
     60,876        BankAmerica Corp.                                                        5,570,154
                   -------------------------------------------------------------------
     13,600        Bankers Trust New York Corp.                                             1,149,200
                   -------------------------------------------------------------------
     32,600        Barnett Banks, Inc.                                                      1,242,875
                   -------------------------------------------------------------------
      9,100        Beneficial Corp.                                                           532,350
                   -------------------------------------------------------------------
     26,500        Boatmen's Bancshares, Inc.                                               1,609,875
                   -------------------------------------------------------------------
     12,900        CIGNA Corp.                                                              1,683,450
                   -------------------------------------------------------------------
     73,870        Chase Manhattan Corp.                                                    6,334,352
                   -------------------------------------------------------------------
     29,500        Chubb Corp.                                                              1,475,000
                   -------------------------------------------------------------------
     81,400        Citicorp                                                                 8,058,600
                   -------------------------------------------------------------------
     19,500        Comerica, Inc.                                                           1,035,937
                   -------------------------------------------------------------------
     37,700        Corestates Financial Corp.                                               1,833,162
                   -------------------------------------------------------------------
     27,821        Dean Witter, Discover & Co.                                              1,637,961
                   -------------------------------------------------------------------
     30,300        Federal Home Loan Mortgage Corp.                                         3,060,300
                   -------------------------------------------------------------------
    184,900        Federal National Mortgage Association                                    7,234,212
                   -------------------------------------------------------------------
     17,900        Fifth Third Bancorp                                                      1,120,987
                   -------------------------------------------------------------------
     23,900        First Bank System, Inc.                                                  1,577,400
                   -------------------------------------------------------------------
     46,655        First Union Corp.                                                        3,394,151
                   -------------------------------------------------------------------
     44,410        Fleet Financial Group, Inc.                                              2,214,949
                   -------------------------------------------------------------------
     13,300        General RE Corp.                                                         1,958,425
                   -------------------------------------------------------------------
      9,800        Golden West Financial Corp.                                                635,775
                   -------------------------------------------------------------------
     23,200        Great Western Financial Corp.                                              649,600
                   -------------------------------------------------------------------
     23,200        Green Tree Financial Corp.                                                 919,300
                   -------------------------------------------------------------------
     16,400        Household International, Inc.                                            1,451,400
                   -------------------------------------------------------------------




FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   -------------------------------------------------------------------
     19,900        ITT Hartford Group, Inc.                                              $  1,253,700
                   -------------------------------------------------------------------
     31,600        J.P. Morgan & Co., Inc.                                                  2,729,450
                   -------------------------------------------------------------------
     12,025        Jefferson-Pilot Corp.                                                      683,922
                   -------------------------------------------------------------------
     39,000        KeyCorp                                                                  1,818,375
                   -------------------------------------------------------------------
     17,700        Lincoln National Corp.                                                     858,450
                   -------------------------------------------------------------------
     37,675        MBNA Corp.                                                               1,422,231
                   -------------------------------------------------------------------
     10,000        MGIC Investment Corp.                                                      686,250
                   -------------------------------------------------------------------
     12,200        Marsh & McLennan Cos., Inc.                                              1,270,325
                   -------------------------------------------------------------------
     22,000        Mellon Bank Corp.                                                        1,432,750
                   -------------------------------------------------------------------
     28,600        Merrill Lynch & Co., Inc.                                                2,009,150
                   -------------------------------------------------------------------
     25,700        Morgan Stanley Group, Inc.                                               1,291,425
                   -------------------------------------------------------------------
     37,600        National City Corp.                                                      1,630,900
                   -------------------------------------------------------------------
     49,246        NationsBank Corp.                                                        4,641,436
                   -------------------------------------------------------------------
     62,700        Norwest Corp.                                                            2,750,963
                   -------------------------------------------------------------------
     57,700        PNC Financial Corp.                                                      2,091,625
                   -------------------------------------------------------------------
     15,800        Providian Corp.                                                            742,600
                   -------------------------------------------------------------------
      9,400        Republic New York Corp.                                                    716,750
                   -------------------------------------------------------------------
     13,700        Ryder Systems, Inc.                                                        407,575
                   -------------------------------------------------------------------
     21,300        SAFECO Corp.                                                               804,075
                   -------------------------------------------------------------------
     17,800        Salomon, Inc.                                                              803,225
                   -------------------------------------------------------------------
     14,200        St. Paul Cos., Inc.                                                        772,125
                   -------------------------------------------------------------------
     37,800        SunTrust Banks, Inc.                                                     1,762,425
                   -------------------------------------------------------------------
     12,150        Torchmark Corp.                                                            587,756
                   -------------------------------------------------------------------
     11,200        Transamerica Corp.                                                         849,800
                   -------------------------------------------------------------------
     81,367        Travelers Group, Inc.                                                    4,414,160
                   -------------------------------------------------------------------
     26,150        U.S. Bancorp.                                                            1,046,000
                   -------------------------------------------------------------------
     12,400        UNUM Corp.                                                                 779,650
                   -------------------------------------------------------------------
     19,900        USF&G Corp.                                                                378,100
                   -------------------------------------------------------------------
      5,800        USLIFE Corp.                                                               181,250
                   -------------------------------------------------------------------



FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   -------------------------------------------------------------------
     28,200        Wachovia Corp.                                                        $  1,515,750
                   -------------------------------------------------------------------
     15,966        Wells Fargo & Co.                                                        4,264,918
                   -------------------------------------------------------------------   ------------
                   Total                                                                  129,579,952
                   -------------------------------------------------------------------   ------------
                   HEALTH CARE--10.0%
                   -------------------------------------------------------------------
    132,100        Abbott Laboratories                                                      6,687,562
                   -------------------------------------------------------------------
     25,455        Aetna Services Inc.                                                      1,702,303
                   -------------------------------------------------------------------
        268    (b) Allergan Ligand Retinoid Therapeutics, Inc.                                  7,537
                   -------------------------------------------------------------------
     11,000        Allergan, Inc.                                                             335,500
                   -------------------------------------------------------------------
     14,300    (b) Alza Corp.                                                                 370,012
                   -------------------------------------------------------------------
    107,700        American Home Products Corp.                                             6,596,625
                   -------------------------------------------------------------------
     44,800    (b) Amgen, Inc.                                                              2,746,800
                   -------------------------------------------------------------------
      9,600        Bard (C.R.), Inc.                                                          271,200
                   -------------------------------------------------------------------
      9,600        Bausch & Lomb, Inc.                                                        324,000
                   -------------------------------------------------------------------
     46,100        Baxter International, Inc.                                               1,918,912
                   -------------------------------------------------------------------
     21,100        Becton, Dickinson & Co.                                                    917,850
                   -------------------------------------------------------------------
     16,800    (b) Beverly Enterprises, Inc.                                                  207,900
                   -------------------------------------------------------------------
     19,600    (b) Biomet, Inc.                                                               316,050
                   -------------------------------------------------------------------
     30,000    (b) Boston Scientific Corp.                                                  1,631,250
                   -------------------------------------------------------------------
     84,900        Bristol-Myers Squibb Co.                                                 8,978,175
                   -------------------------------------------------------------------
    113,607        Columbia/HCA Healthcare Corp.                                            4,061,450
                   -------------------------------------------------------------------
     27,500    (b) Humana, Inc.                                                               501,875
                   -------------------------------------------------------------------
    225,600        Johnson & Johnson                                                       11,110,800
                   -------------------------------------------------------------------
     92,600        Lilly (Eli) & Co.                                                        6,528,300
                   -------------------------------------------------------------------
     10,650        Manor Care, Inc.                                                           418,013
                   -------------------------------------------------------------------
     40,500        Medtronic, Inc.                                                          2,607,188
                   -------------------------------------------------------------------
    205,900        Merck & Co., Inc.                                                       15,262,338
                   -------------------------------------------------------------------
    108,700        Pfizer, Inc.                                                             8,994,925
                   -------------------------------------------------------------------
     86,055        Pharmacia & Upjohn, Inc.                                                 3,097,980
                   -------------------------------------------------------------------
     62,600        Schering Plough Corp.                                                    4,006,400
                   -------------------------------------------------------------------




FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   -------------------------------------------------------------------
      4,000        Shared Medical Systems Corp.                                          $    193,000
                   -------------------------------------------------------------------
     13,650    (b) St. Jude Medical, Inc.                                                     539,175
                   -------------------------------------------------------------------
     36,600    (b) Tenet Healthcare Corp.                                                     764,025
                   -------------------------------------------------------------------
     10,600        U.S. Surgical Corp.                                                        443,875
                   -------------------------------------------------------------------
     31,100        United Healthcare Corp.                                                  1,177,913
                   -------------------------------------------------------------------
     45,900        Warner-Lambert Co.                                                       2,920,388
                   -------------------------------------------------------------------   ------------
                   Total                                                                   95,639,321
                   -------------------------------------------------------------------   ------------
                   PRODUCER MANUFACTURING--7.1%
                   -------------------------------------------------------------------
     47,900        Allied-Signal, Inc.                                                      3,137,450
                   -------------------------------------------------------------------
      6,200        Armstrong World Industries, Inc.                                           413,850
                   -------------------------------------------------------------------
     12,300        Case Corp.                                                                 571,950
                   -------------------------------------------------------------------
     32,600        Caterpillar, Inc.                                                        2,237,175
                   -------------------------------------------------------------------
      6,700        Cincinnati Milacron, Inc.                                                  128,137
                   -------------------------------------------------------------------
     18,300        Cooper Industries, Inc.                                                    736,575
                   -------------------------------------------------------------------
      5,100        Crane Co.                                                                  237,150
                   -------------------------------------------------------------------
      6,700        Cummins Engine Co., Inc.                                                   278,887
                   -------------------------------------------------------------------
     43,700        Deere & Co.                                                              1,824,475
                   -------------------------------------------------------------------
     19,300        Dover Corp.                                                                991,537
                   -------------------------------------------------------------------
     30,300        Dresser Industries, Inc.                                                   996,112
                   -------------------------------------------------------------------
     38,000        Emerson Electric Co.                                                     3,382,000
                   -------------------------------------------------------------------
      6,300    (b) FMC Corp.                                                                  463,837
                   -------------------------------------------------------------------
    279,500        General Electric Co.                                                    27,041,625
                   -------------------------------------------------------------------
      8,400        General Signal Corp.                                                       342,300
                   -------------------------------------------------------------------
      5,900        Giddings & Lewis, Inc.                                                      69,325
                   -------------------------------------------------------------------
      7,978        Harnischfeger Industries, Inc.                                             319,120
                   -------------------------------------------------------------------
     21,400        Honeywell, Inc.                                                          1,329,475
                   -------------------------------------------------------------------
     19,900    (b) ITT Industries, Inc.                                                       462,675
                   -------------------------------------------------------------------
     20,700        Illinois Tool Works, Inc.                                                1,454,175
                   -------------------------------------------------------------------
     18,500        Ingersoll-Rand Co.                                                         770,063
                   -------------------------------------------------------------------



FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   PRODUCER MANUFACTURING--CONTINUED
                   -------------------------------------------------------------------
      7,000        Johnson Controls, Inc.                                                $    511,000
                   -------------------------------------------------------------------
     19,500        Loews Corp.                                                              1,611,188
                   -------------------------------------------------------------------
     27,200        Masco Corp.                                                                853,400
                   -------------------------------------------------------------------
      9,300        McDermott International, Inc.                                              165,075
                   -------------------------------------------------------------------
     71,000        Minnesota Mining & Manufacturing Co.                                     5,440,375
                   -------------------------------------------------------------------
      1,500        NACCO Industries, Inc., Class A                                             69,375
                   -------------------------------------------------------------------
      8,000        National Service Industries, Inc.                                          276,000
                   -------------------------------------------------------------------
     12,770    (b) Navistar International Corp.                                               118,123
                   -------------------------------------------------------------------
      6,540        PACCAR, Inc.                                                               364,605
                   -------------------------------------------------------------------
     12,600        Parker-Hannifin Corp.                                                      477,225
                   -------------------------------------------------------------------
     25,200        Pitney Bowes, Inc.                                                       1,408,050
                   -------------------------------------------------------------------
      7,600        Raychem Corp.                                                              593,750
                   -------------------------------------------------------------------
     28,900        Tenneco, Inc.                                                            1,430,550
                   -------------------------------------------------------------------
     13,700        Textron, Inc.                                                            1,215,875
                   -------------------------------------------------------------------
      6,800        Thomas & Betts Corp.                                                       288,150
                   -------------------------------------------------------------------
      5,300        Timken Co.                                                                 236,513
                   -------------------------------------------------------------------
      4,800        Trinova Corp.                                                              157,800
                   -------------------------------------------------------------------
     25,800        Tyco International, Ltd.                                                 1,280,325
                   -------------------------------------------------------------------
     71,200        Westinghouse Electric Corp.                                              1,219,300
                   -------------------------------------------------------------------
     17,800        Whitman Corp.                                                              431,650
                   -------------------------------------------------------------------
     55,000        Xerox Corp.                                                              2,550,625
                   -------------------------------------------------------------------   ------------
                   Total                                                                   67,886,847
                   -------------------------------------------------------------------   ------------
                   RETAIL TRADE--4.5%
                   -------------------------------------------------------------------
     42,700        Albertsons, Inc.                                                         1,467,812
                   -------------------------------------------------------------------
     24,700        American Stores Co.                                                      1,021,962
                   -------------------------------------------------------------------
     17,600        Charming Shoppes, Inc.                                                      81,400
                   -------------------------------------------------------------------
     16,600        Circuit City Store, Inc.                                                   543,650
                   -------------------------------------------------------------------
     36,600        Dayton-Hudson Corp.                                                      1,267,275
                   -------------------------------------------------------------------
     19,200        Dillard Department Stores, Inc., Class A                                   609,600
                   -------------------------------------------------------------------




FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   RETAIL TRADE--CONTINUED
                   -------------------------------------------------------------------
     35,200    (b) Federated Department Stores, Inc.                                     $  1,161,600
                   -------------------------------------------------------------------
      5,153    (b) Footstar, Inc.                                                             113,375
                   -------------------------------------------------------------------
     48,600        Gap (The), Inc.                                                          1,409,400
                   -------------------------------------------------------------------
     10,100        Giant Foods, Inc., Class A                                                 340,875
                   -------------------------------------------------------------------
      6,500        Great Atlantic & Pacific Tea Co., Inc.                                     195,000
                   -------------------------------------------------------------------
     12,300        Harcourt General, Inc.                                                     611,925
                   -------------------------------------------------------------------
     81,100        Home Depot, Inc.                                                         4,440,225
                   -------------------------------------------------------------------
     82,300        K Mart Corp.                                                               802,425
                   -------------------------------------------------------------------
     21,300    (b) Kroger Co., Inc.                                                           950,513
                   -------------------------------------------------------------------
     46,264        Limited, Inc.                                                              850,101
                   -------------------------------------------------------------------
      3,400        Longs Drug Stores Corp.                                                    152,575
                   -------------------------------------------------------------------
     29,100        Lowe's Cos., Inc.                                                        1,174,913
                   -------------------------------------------------------------------
     42,300        May Department Stores Co.                                                2,003,963
                   -------------------------------------------------------------------
     17,900        Melville Corp.                                                             666,775
                   -------------------------------------------------------------------
      6,200        Mercantile Stores Co., Inc.                                                307,675
                   -------------------------------------------------------------------
     13,800        Nordstrom, Inc.                                                            497,663
                   -------------------------------------------------------------------
     38,100        Penney (J.C.) Co., Inc.                                                  2,000,250
                   -------------------------------------------------------------------
     10,500        Pep Boys-Manny Moe & Jack                                                  367,500
                   -------------------------------------------------------------------
     33,150    (b) Price/Costco, Inc.                                                         658,856
                   -------------------------------------------------------------------
     14,200        Rite Aid Corp.                                                             482,800
                   -------------------------------------------------------------------
     66,300        Sears, Roebuck & Co.                                                     3,207,263
                   -------------------------------------------------------------------
     12,300        TJX Cos., Inc.                                                             492,000
                   -------------------------------------------------------------------
     10,565        Tandy Corp.                                                                397,508
                   -------------------------------------------------------------------
     46,300    (b) Toys "R" Us, Inc.                                                        1,568,413
                   -------------------------------------------------------------------
    388,300        Wal-Mart Stores, Inc.                                                   10,338,488
                   -------------------------------------------------------------------
     41,700        Walgreen Co.                                                             1,574,175
                   -------------------------------------------------------------------
     25,700        Winn-Dixie Stores, Inc.                                                    857,738
                   -------------------------------------------------------------------
     22,500    (b) Woolworth (F.W.) Co.                                                       472,500
                   -------------------------------------------------------------------   ------------
                   Total                                                                   43,088,193
                   -------------------------------------------------------------------   ------------



FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   RETAIL TRADE--CONTINUED
                   -------------------------------------------------------------------
                   SERVICES--5.0%
                   -------------------------------------------------------------------
     22,100        Alco Standard Corp.                                                   $  1,024,887
                   -------------------------------------------------------------------
      8,600    (b) Bally Entertainment Group                                                  259,075
                   -------------------------------------------------------------------
     17,500        Block (H&R), Inc.                                                          433,125
                   -------------------------------------------------------------------
     36,000        Browning-Ferris Industries, Inc.                                           945,000
                   -------------------------------------------------------------------
     62,475    (b) CUC International, Inc.                                                  1,530,637
                   -------------------------------------------------------------------
     26,700    (b) Darden Restaurants, Inc.                                                   223,612
                   -------------------------------------------------------------------
     14,000        Deluxe Corp.                                                               456,750
                   -------------------------------------------------------------------
    114,800        Disney (Walt) Co.                                                        7,562,450
                   -------------------------------------------------------------------
     25,900        Donnelley (R.R.) & Sons Co.                                                786,712
                   -------------------------------------------------------------------
     16,400        Dow Jones & Co.                                                            541,200
                   -------------------------------------------------------------------
     28,800        Dun & Bradstreet Corp.                                                   1,666,800
                   -------------------------------------------------------------------
      6,400        Fleming Cos., Inc.                                                         111,200
                   -------------------------------------------------------------------
     14,100        Fluor Corp.                                                                923,550
                   -------------------------------------------------------------------
      6,900        Foster Wheeler Corp.                                                       282,900
                   -------------------------------------------------------------------
     23,900        Gannett Co., Inc.                                                        1,813,412
                   -------------------------------------------------------------------
      8,600        Grainger (W.W.), Inc.                                                      637,475
                   -------------------------------------------------------------------
     20,900    (b) HFS, Inc.                                                                1,530,925
                   -------------------------------------------------------------------
      5,200        Harland (John H.) Co.                                                      161,850
                   -------------------------------------------------------------------
     17,450    (b) Harrah's Entertainment, Inc.                                               292,287
                   -------------------------------------------------------------------
     33,100        Hilton Hotels Corp.                                                      1,005,412
                   -------------------------------------------------------------------
     19,800    (b) ITT Corp.                                                                  831,600
                   -------------------------------------------------------------------
     13,800        Interpublic Group Cos., Inc.                                               669,300
                   -------------------------------------------------------------------
      6,350    (b) King World Productions, Inc.                                               228,600
                   -------------------------------------------------------------------
     16,200        Knight-Ridder, Inc.                                                        605,475
                   -------------------------------------------------------------------
     53,000        Laidlaw, Inc., Class B                                                     622,750
                   -------------------------------------------------------------------
      4,050        Luby's Cafeterias, Inc.                                                     85,050
                   -------------------------------------------------------------------
     21,700        Marriott Corp.                                                           1,234,188
                   -------------------------------------------------------------------
    118,400        McDonald's Corp.                                                         5,254,000
                   -------------------------------------------------------------------




FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   -------------------------------------------------------------------
     16,800        McGraw-Hill Cos., Inc.                                                $    787,500
                   -------------------------------------------------------------------
      4,600        Meredith Corp.                                                             231,150
                   -------------------------------------------------------------------
     16,900        Moore Corp. Ltd.                                                           342,225
                   -------------------------------------------------------------------
     16,500        New York Times Co., Class A                                                596,063
                   -------------------------------------------------------------------
      8,600    (b) Ryan's Family Steak Houses, Inc.                                            63,425
                   -------------------------------------------------------------------
      9,850        Safety-Kleen Corp.                                                         153,906
                   -------------------------------------------------------------------
     39,900        Service Corp. International                                              1,137,150
                   -------------------------------------------------------------------
      8,200    (b) Shoney's, Inc.                                                              60,475
                   -------------------------------------------------------------------
     11,400        Super Valu Stores, Inc.                                                    339,150
                   -------------------------------------------------------------------
     30,800        Sysco Corp.                                                              1,047,200
                   -------------------------------------------------------------------
     96,740        Time Warner, Inc.                                                        3,603,565
                   -------------------------------------------------------------------
     17,500        Times Mirror Co., Class A                                                  809,375
                   -------------------------------------------------------------------
     10,400        Tribune Co.                                                                850,200
                   -------------------------------------------------------------------
     80,200    (b) U.S. West Media Group                                                    1,253,125
                   -------------------------------------------------------------------
     60,368    (b) Viacom, Inc., Class B                                                    1,969,506
                   -------------------------------------------------------------------
     83,100        WMX Technologies, Inc.                                                   2,856,563
                   -------------------------------------------------------------------
     21,800        Wendy's International, Inc.                                                449,625
                   -------------------------------------------------------------------   ------------
                   Total                                                                   48,270,425
                   -------------------------------------------------------------------   ------------
                   TECHNOLOGY--13.3%
                   -------------------------------------------------------------------
     28,600    (b) 3Com Corp.                                                               1,934,075
                   -------------------------------------------------------------------
     37,180        AMP, Inc.                                                                1,259,472
                   -------------------------------------------------------------------
     22,900    (b) Advanced Micro Devices, Inc.                                               406,475
                   -------------------------------------------------------------------
     20,500    (b) Amdahl Corp.                                                               210,125
                   -------------------------------------------------------------------
     10,175    (b) Andrew Corp.                                                               496,031
                   -------------------------------------------------------------------
     21,100        Apple Computer, Inc.                                                       485,300
                   -------------------------------------------------------------------
     30,400    (b) Applied Materials, Inc.                                                    803,700
                   -------------------------------------------------------------------
      7,800        Autodesk, Inc.                                                             178,425
                   -------------------------------------------------------------------
     49,000        Automatic Data Processing, Inc.                                          2,039,625
                   -------------------------------------------------------------------
     31,900    (b) Bay Networks, Inc.                                                         645,975
                   -------------------------------------------------------------------



FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   -------------------------------------------------------------------
     59,000        Boeing Co.                                                            $  5,627,125
                   -------------------------------------------------------------------
     12,800    (b) Cabletron Systems, Inc.                                                    798,400
                   -------------------------------------------------------------------
     11,600    (b) Ceridian Corp.                                                             575,650
                   -------------------------------------------------------------------
    109,600    (b) Cisco Systems, Inc.                                                      6,781,500
                   -------------------------------------------------------------------
     45,600    (b) Compaq Computer Corp.                                                    3,174,900
                   -------------------------------------------------------------------
     61,675        Computer Associates International, Inc.                                  3,646,534
                   -------------------------------------------------------------------
     12,700    (b) Computer Sciences Corp.                                                    942,975
                   -------------------------------------------------------------------
     19,700    (b) DSC Communications Corp.                                                   273,337
                   -------------------------------------------------------------------
      6,600    (b) Data General Corp.                                                          98,175
                   -------------------------------------------------------------------
     15,200    (b) Dell Computer Corp.                                                      1,236,900
                   -------------------------------------------------------------------
     26,300    (b) Digital Equipment Corp.                                                    775,850
                   -------------------------------------------------------------------
      8,000        EG & G, Inc.                                                               141,000
                   -------------------------------------------------------------------
     39,200    (b) EMC Corp. Mass                                                           1,029,000
                   -------------------------------------------------------------------
     37,900        First Data Corp., Class                                                  3,022,525
                   -------------------------------------------------------------------
     10,620        General Dynamics Corp.                                                     728,797
                   -------------------------------------------------------------------
     23,200        General Instrument Corp.                                                   466,900
                   -------------------------------------------------------------------
      6,600        Harris Corp.                                                               413,325
                   -------------------------------------------------------------------
    173,100        Hewlett-Packard Co.                                                      7,638,037
                   -------------------------------------------------------------------
    139,200        Intel Corp.                                                             15,294,600
                   -------------------------------------------------------------------
      8,000    (b) Intergraph Corp.                                                            75,000
                   -------------------------------------------------------------------
     89,300        International Business Machines Corp.                                   11,519,700
                   -------------------------------------------------------------------
     23,100    (b) LSI Logic Corp.                                                            612,150
                   -------------------------------------------------------------------
     33,888        Lockheed Martin Corp.                                                    3,037,212
                   -------------------------------------------------------------------
    108,267        Lucent Technologies, Inc.                                                5,088,549
                   -------------------------------------------------------------------
     12,600        Mallinckrodt, Inc.                                                         548,100
                   -------------------------------------------------------------------
     36,400        McDonnell-Douglas Corp.                                                  1,983,800
                   -------------------------------------------------------------------
     35,300        Micron Technology, Inc.                                                    895,738
                   -------------------------------------------------------------------
    101,300    (b) Microsoft Corp.                                                         13,903,425
                   -------------------------------------------------------------------
    100,300        Motorola, Inc.                                                           4,613,800
                   -------------------------------------------------------------------




FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   -------------------------------------------------------------------
     23,400    (b) National Semiconductor Corp.                                          $    450,450
                   -------------------------------------------------------------------
     43,700        Northern Telecom Ltd.                                                    2,845,963
                   -------------------------------------------------------------------
      9,800        Northrop Corp.                                                             791,350
                   -------------------------------------------------------------------
     59,800    (b) Novell, Inc.                                                               553,150
                   -------------------------------------------------------------------
    110,750        Oracle Corp.                                                             4,686,109
                   -------------------------------------------------------------------
      7,400        Perkin-Elmer Corp.                                                         396,825
                   -------------------------------------------------------------------
     40,000        Raytheon Co.                                                             1,970,000
                   -------------------------------------------------------------------
     37,000        Rockwell International Corp.                                             2,035,000
                   -------------------------------------------------------------------
     13,000        Scientific-Atlanta, Inc.                                                   188,500
                   -------------------------------------------------------------------
     17,800    (b) Seagate Technology, Inc.                                                 1,188,150
                   -------------------------------------------------------------------
     29,200    (b) Silicon Graphics, Inc.                                                     540,200
                   -------------------------------------------------------------------
     31,200    (b) Sun Microsystems, Inc.                                                   1,903,200
                   -------------------------------------------------------------------
     19,900    (b) Tandem Computers, Inc.                                                     251,238
                   -------------------------------------------------------------------
      5,600        Tektronix, Inc.                                                            219,100
                   -------------------------------------------------------------------
     15,100    (b) Tellabs, Inc.                                                            1,285,388
                   -------------------------------------------------------------------
     32,100        Texas Instruments, Inc.                                                  1,544,813
                   -------------------------------------------------------------------
     29,400    (b) Unisys Corp.                                                               183,750
                   -------------------------------------------------------------------
     20,600        United Technologies Corp.                                                2,652,250
                   -------------------------------------------------------------------   ------------
                   Total                                                                  127,087,643
                   -------------------------------------------------------------------   ------------
                   TRANSPORTATION--1.4%
                   -------------------------------------------------------------------
     15,400    (b) AMR Corp.                                                                1,293,600
                   -------------------------------------------------------------------
     25,911        Burlington Northern Santa Fe                                             2,134,419
                   -------------------------------------------------------------------
     35,800        CSX Corp.                                                                1,543,875
                   -------------------------------------------------------------------
      6,600    (b) Caliber System, Inc.                                                       111,375
                   -------------------------------------------------------------------
      7,500        Consolidated Freightways, Inc.                                             180,000
                   -------------------------------------------------------------------
     13,700        Consolidated Rail Corp.                                                  1,303,212
                   -------------------------------------------------------------------
     13,400        Delta Air Lines, Inc.                                                      949,725
                   -------------------------------------------------------------------
      9,600    (b) Federal Express Corp.                                                      772,800
                   -------------------------------------------------------------------
     21,300        Norfolk Southern Corp.                                                   1,898,363
                   -------------------------------------------------------------------



FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   TRANSPORTATION--CONTINUED
                   -------------------------------------------------------------------
     24,500        Southwest Airlines Co.                                                $    551,250
                   -------------------------------------------------------------------
     10,800    (b) USAir Group, Inc.                                                          187,650
                   -------------------------------------------------------------------
     41,200        Union Pacific Corp.                                                      2,312,350
                   -------------------------------------------------------------------
      4,800        Yellow Corp.                                                                62,700
                   -------------------------------------------------------------------   ------------
                   Total                                                                   13,301,319
                   -------------------------------------------------------------------   ------------
                   UTILITIES--9.9%
                   -------------------------------------------------------------------
    272,978        AT&T Corp.                                                               9,520,108
                   -------------------------------------------------------------------
     84,500        Airtouch Communications, Inc.                                            2,207,562
                   -------------------------------------------------------------------
     32,100        Alltel Corp.                                                               979,050
                   -------------------------------------------------------------------
     31,700        American Electric Power Co., Inc.                                        1,315,550
                   -------------------------------------------------------------------
     93,000        Ameritech Corp.                                                          5,091,750
                   -------------------------------------------------------------------
     24,950        Baltimore Gas & Electric Co.                                               679,887
                   -------------------------------------------------------------------
     74,100        Bell Atlantic Corp.                                                      4,464,525
                   -------------------------------------------------------------------
    168,300        BellSouth Corp.                                                          6,858,225
                   -------------------------------------------------------------------
     25,700        Carolina Power & Light Co.                                                 928,412
                   -------------------------------------------------------------------
     35,600        Central & SouthWest Corp.                                                  943,400
                   -------------------------------------------------------------------
     26,740        Cinergy Corp.                                                              885,762
                   -------------------------------------------------------------------
     17,900        Coastal Corp.                                                              769,700
                   -------------------------------------------------------------------
      9,300    (b) Columbia Gas System, Inc.                                                  564,975
                   -------------------------------------------------------------------
     39,550        Comcast Corp., Class A                                                     583,362
                   -------------------------------------------------------------------
     39,800        Consolidated Edison Co.                                                  1,164,150
                   -------------------------------------------------------------------
     16,000        Consolidated Natural Gas Co.                                               850,000
                   -------------------------------------------------------------------
     24,600        DTE Energy Co.                                                             741,075
                   -------------------------------------------------------------------
     30,150        Dominion Resources, Inc.                                                 1,138,162
                   -------------------------------------------------------------------
     34,300        Duke Power Co.                                                           1,676,412
                   -------------------------------------------------------------------
      3,400        Eastern Enterprises                                                        130,900
                   -------------------------------------------------------------------
     74,200        Edison International                                                     1,465,450
                   -------------------------------------------------------------------
     42,900        Enron Corp.                                                              1,994,850
                   -------------------------------------------------------------------
     11,700        Enserch Corp.                                                              251,550
                   -------------------------------------------------------------------




FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   -------------------------------------------------------------------
     38,600        Entergy Corp.                                                         $  1,080,800
                   -------------------------------------------------------------------
     31,000        FPL Group, Inc.                                                          1,426,000
                   -------------------------------------------------------------------
     20,400        GPU, Inc.                                                                  670,650
                   -------------------------------------------------------------------
    163,800        GTE Corp.                                                                6,900,075
                   -------------------------------------------------------------------
     44,500        Houston Industries, Inc.                                                 1,017,938
                   -------------------------------------------------------------------
    116,400        MCI Communications Corp.                                                 2,924,550
                   -------------------------------------------------------------------
      8,500        NICOR, Inc.                                                                296,438
                   -------------------------------------------------------------------
     74,200        NYNEX Corp.                                                              3,301,900
                   -------------------------------------------------------------------
     24,400        Niagara Mohawk Power Corp.                                                 207,400
                   -------------------------------------------------------------------
     23,200        Noram Energy Corp.                                                         356,700
                   -------------------------------------------------------------------
     11,600        Northern States Power Co.                                                  545,200
                   -------------------------------------------------------------------
     25,800        Ohio Edison Co.                                                            538,575
                   -------------------------------------------------------------------
      4,600        Oneok, Inc.                                                                123,625
                   -------------------------------------------------------------------
     27,300        P P & L Resources, Inc.                                                    638,138
                   -------------------------------------------------------------------
     14,400        Pacific Enterprises                                                        442,800
                   -------------------------------------------------------------------
     70,400        Pacific Gas & Electric Co.                                               1,654,400
                   -------------------------------------------------------------------
     72,500        Pacific Telesis Group                                                    2,465,000
                   -------------------------------------------------------------------
     49,800        Pacificorp                                                               1,052,025
                   -------------------------------------------------------------------
     25,600        Panenergy Corp.                                                            985,600
                   -------------------------------------------------------------------
     37,700        Peco Energy Co.                                                            951,925
                   -------------------------------------------------------------------
      5,900        Peoples Energy Corp.                                                       207,975
                   -------------------------------------------------------------------
     41,400        Public Service Enterprises Group, Inc.                                   1,112,625
                   -------------------------------------------------------------------
    103,100        SBC Communications, Inc.                                                 5,013,238
                   -------------------------------------------------------------------
     14,600        Sonat, Inc.                                                                719,050
                   -------------------------------------------------------------------
    114,000        Southern Co.                                                             2,522,250
                   -------------------------------------------------------------------
     72,900        Sprint Corp.                                                             2,861,325
                   -------------------------------------------------------------------
    110,500    (b) Tele-Communications, Inc., Class A                                       1,374,344
                   -------------------------------------------------------------------
     38,000        Texas Utilities Co.                                                      1,539,000
                   -------------------------------------------------------------------
     80,900        U.S. West, Inc.                                                          2,457,338
                   -------------------------------------------------------------------



FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A)COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   -------------------------------------------------------------------
     36,500        Unicom Corp.                                                          $    949,000
                   -------------------------------------------------------------------
     17,300        Union Electric Co.                                                         668,213
                   -------------------------------------------------------------------
     17,800        Williams Cos., Inc. (The)                                                  930,050
                   -------------------------------------------------------------------
     65,700    (b) WorldCom, Inc.                                                           1,601,438
                   -------------------------------------------------------------------   ------------
                   Total                                                                   94,740,402
                   -------------------------------------------------------------------   ------------
                   TOTAL COMMON STOCKS (IDENTIFIED COST $716,745,029)                     903,527,629
                   -------------------------------------------------------------------   ------------





FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------------
                   HEALTH CARE--0.0%
                   -------------------------------------------------------------------
     16,600        Fresenius Medical Care, Pfd. (identified cost $2,158)                 $      2,158
                   -------------------------------------------------------------------   ------------
(C) SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--0.3%
--------------------------------------------------------------------------------------
$ 3,000,000        United States Treasury Bill, 12/12/1996 (at amortized cost)              2,983,710
                   -------------------------------------------------------------------   ------------
(D) REPURCHASE AGREEMENT--4.9%
--------------------------------------------------------------------------------------
 47,060,000        BT Securities Corporation, 5.55%, dated 10/31/1996, due 11/1/1996
                   (at amortized cost)                                                     47,060,000
                   -------------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $766,790,897)(E)                   $953,573,497
                   -------------------------------------------------------------------   ------------




(a) The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $54,288,225 at October 31, 1996, which represents 5.7% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 99.9%.


(b) Non-income producing security.


(c) Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long future contracts.



(d) The repurchase agreement is fully collateralized by U.S. government obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.



(e) The cost of investments for federal tax purposes amounts to $770,852,500. The net unrealized appreciation of investments on a federal tax basis amounts to $182,720,997 which is comprised of $200,408,679 appreciation and $17,687,682 depreciation at October 31, 1996.


Note: The categories of investments are shown as a percentage of net assets
      ($958,871,268) at October 31, 1996.


The following acronym is used throughout this portfolio:


ADR -- American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)


FEDERATED MAX-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1996
--------------------------------------------------------------------------------


ASSETS:
-----------------------------------------------------------------------------------
Total investments in securities, at value
(identified cost $766,790,897 and tax cost $770,852,500)                               $953,573,497
-----------------------------------------------------------------------------------
Income receivable                                                                         1,288,713
-----------------------------------------------------------------------------------
Receivable for shares sold                                                                6,581,722
-----------------------------------------------------------------------------------
Receivable for daily variation margin                                                       506,325
-----------------------------------------------------------------------------------
Deferred expenses                                                                               250
-----------------------------------------------------------------------------------    ------------
     Total assets                                                                       961,950,507
-----------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------
Payable for shares redeemed                                              $2,194,180
----------------------------------------------------------------------
Payable to Bank                                                             732,363
----------------------------------------------------------------------
Accrued expenses                                                            155,996
----------------------------------------------------------------------   ----------
     Total liabilities                                                                    3,082,539
-----------------------------------------------------------------------------------    ------------
Net Assets for 61,910,559 shares outstanding                                           $958,867,968
-----------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------
Paid in capital                                                                        $758,324,717
-----------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures contracts                        187,890,281
-----------------------------------------------------------------------------------
Accumulated net realized gain on investments and futures contracts                       10,050,910
-----------------------------------------------------------------------------------
Undistributed net investment income                                                       2,602,060
-----------------------------------------------------------------------------------    ------------
     Total Net Assets                                                                  $958,867,968
-----------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-----------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
-----------------------------------------------------------------------------------
$900,127,417 / 58,112,325 shares outstanding                                                 $15.49
-----------------------------------------------------------------------------------    ------------
INSTITUTIONAL SERVICE SHARES:
-----------------------------------------------------------------------------------
$58,740,551 / 3,798,234 shares outstanding                                                   $15.47
-----------------------------------------------------------------------------------    ------------



(See Notes which are an integral part of the Financial Statements)


FEDERATED MAX-CAP FUND

STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------


INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends                                                                                              $ 16,176,146
---------------------------------------------------------------------------------------------------
Interest                                                                                                  3,870,897
---------------------------------------------------------------------------------------------------     -----------
    Total income                                                                                         20,047,043
---------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Management fee                                                                          $ 2,312,405
------------------------------------------------------------------------------------
Custodian fees                                                                              115,427
------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    110,497
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    11,183
------------------------------------------------------------------------------------
Auditing fees                                                                                14,061
------------------------------------------------------------------------------------
Legal fees                                                                                    7,471
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                   129,749
------------------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                                     128,016
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                            1,820,325
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                      106,680
------------------------------------------------------------------------------------
Share registration costs                                                                    103,533
------------------------------------------------------------------------------------
Printing and postage                                                                         51,744
------------------------------------------------------------------------------------
Insurance premiums                                                                           10,215
------------------------------------------------------------------------------------
Taxes                                                                                        43,743
------------------------------------------------------------------------------------
Miscellaneous                                                                                 3,788
------------------------------------------------------------------------------------     ----------
    Total expenses                                                                        4,968,837
------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------------------
  Waiver of Management fee                                               $  (490,571)
----------------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service Shares          (99,098)
----------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                (1,820,325)
----------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service Shares            (7,582)
----------------------------------------------------------------------    ----------
    Total waivers                                                                        (2,417,576)
------------------------------------------------------------------------------------     ----------
        Net expenses                                                                                      2,551,261
---------------------------------------------------------------------------------------------------     -----------
             Net investment income                                                                       17,495,782
---------------------------------------------------------------------------------------------------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
---------------------------------------------------------------------------------------------------
Net realized gain on investments and future contracts                                                    13,947,611
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and futures contracts                              134,550,523
---------------------------------------------------------------------------------------------------     -----------
    Net realized and unrealized gain on investments and futures contracts                               148,498,134
---------------------------------------------------------------------------------------------------     -----------
        Change in net assets resulting from operations                                                 $165,993,916
---------------------------------------------------------------------------------------------------     -----------



(See Notes which are an integral part of the Financial Statements)



FEDERATED MAX-CAP FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                         YEAR ENDED OCTOBER 31,
                                                                     ------------------------------
                                                                         1996             1995
                                                                     -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------
Net investment income                                                $  17,495,782    $  16,679,223
------------------------------------------------------------------
Net realized gain (loss) on investments and futures contracts
($14,649,222 and $103,347,377 net gains, respectively, as computed
for federal tax purposes)                                               13,947,611       99,787,657
------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                   134,550,523       21,104,700
------------------------------------------------------------------   -------------    -------------
     Change in net assets resulting from operations                    165,993,916      137,571,580
------------------------------------------------------------------   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------
Distributions from net investment income
------------------------------------------------------------------
  Institutional Shares                                                 (17,109,255)     (14,071,338)
------------------------------------------------------------------
  Institutional Service Shares                                            (847,955)        (505,602)
------------------------------------------------------------------
Distributions from net realized gains on investments and futures contracts
------------------------------------------------------------------
  Institutional Shares                                                 (98,597,371)        (729,209)
------------------------------------------------------------------
  Institutional Service Shares                                          (4,696,377)         (14,188)
------------------------------------------------------------------   -------------    -------------
     Change in net assets resulting from distributions to
     shareholders                                                     (121,250,958)     (15,320,337)
------------------------------------------------------------------   -------------    -------------
SHARE TRANSACTIONS--
------------------------------------------------------------------
Proceeds from sale of shares                                           680,420,450      374,533,702
------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                  65,168,316        6,003,498
------------------------------------------------------------------
Cost of shares redeemed                                               (545,896,207)    (240,788,349)
------------------------------------------------------------------   -------------    -------------
     Change in net assets resulting from share transactions            199,692,559      139,748,851
------------------------------------------------------------------   -------------    -------------
          Change in net assets                                         244,435,517      262,000,094
------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------
Beginning of period                                                    714,432,451      452,432,357
------------------------------------------------------------------   -------------    -------------
End of period (including undistributed net investment income of
$2,602,060 and $3,063,488, respectively)                             $ 958,867,968    $ 714,432,451
------------------------------------------------------------------   -------------    -------------



(See Notes which are an integral part of the Financial Statements)



FEDERATED MAX-CAP FUND


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION


Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. (The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the index.)



Effective December 5, 1994, the Board of Trustees ("Trustees") changed the name of the Fund from Max-Cap Fund to Federated Max-Cap Fund.


(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.


     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.


     REPURCHASE AND REVERSE REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue



FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

     Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.


     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended October 31, 1996, the Fund had realized gains of $12,785,868 on futures contracts.



     Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At October 31, 1996, the Fund had outstanding futures contracts as set forth below:



                                                                                  UNREALIZED
                                    CONTRACTS TO                                 APPRECIATION
        EXPIRATION DATE           DELIVER/RECEIVE               POSITION        (DEPRECIATION)
        ----------------   ------------------------------   ----------------   ----------------
        December 1996        153 S&P 500 Index Futures            Long            $1,107,681



     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.



FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


                                                                    YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------------
                                                            1996                              1995
                                                ----------------------------      ----------------------------
            INSTITUTIONAL SHARES                  SHARES          AMOUNT            SHARES          AMOUNT
---------------------------------------------   -----------    -------------      -----------    -------------
Shares sold                                      42,819,916    $ 622,123,488       26,132,335    $ 343,592,917
---------------------------------------------
Shares issued to shareholders in payment of
distributions declared                            4,444,520       60,563,340          420,935        5,512,947
---------------------------------------------
Shares redeemed                                 (35,228,936)    (503,599,044)     (17,407,051)    (230,818,438)
---------------------------------------------   -----------    -------------      -----------    -------------
  Net change resulting from Institutional
  Share transactions                             12,035,500    $ 179,087,784        9,146,219    $ 118,287,426
---------------------------------------------   -----------    -------------      -----------    -------------




                                                                    YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------------
                                                            1996                              1995
                                                ----------------------------      ----------------------------
        INSTITUTIONAL SERVICE SHARES              SHARES          AMOUNT            SHARES          AMOUNT
---------------------------------------------   -----------    -------------      -----------    -------------
Shares sold                                       4,027,604    $  58,296,962        2,368,216    $  30,940,785
---------------------------------------------
Shares issued to shareholders in payment
of distributions declared                           337,876        4,604,976           36,486          490,551
---------------------------------------------
Shares redeemed                                  (2,957,950)     (42,297,163)        (730,897)      (9,969,911)
---------------------------------------------   -----------    -------------      -----------    -------------
  Net change resulting from Institutional
  Service Share transactions                      1,407,530    $  20,604,775        1,673,805    $  21,461,425
---------------------------------------------   -----------    -------------      -----------    -------------
    Net change resulting from fund share
    transactions                                 13,443,030    $ 199,692,559       10,820,024    $ 139,748,851
---------------------------------------------   -----------    -------------      -----------    -------------



(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


MANAGEMENT FEE--Federated Management, the Fund's manager (the "Manager"), receives for its services an annual management fee equal to 0.30% of the Fund's average daily net assets. The Manager has entered into a sub-management contract with ANB Investment Management and Trust Company ("Sub-Manager"). The Manager shall pay the Sub-Manager a management advisory fee based on the average daily net assets of the Fund as follows: 0.05% on the first $100 million, 0.02% on the next $100 million, and 0.01% thereafter. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.



SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for




FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------


the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. Federated Shareholder Services can modify or terminate this voluntary waiver at any time at its sole discretion. For the fiscal year ended October 31, 1996 Institutional Shares fully waived its shareholder service fee.


DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.


PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1996, were as follows:


----------------------------------------------------------------------------------
PURCHASES                                                                            $203,364,802
----------------------------------------------------------------------------------   ------------
SALES                                                                                $ 19,949,485
----------------------------------------------------------------------------------   ------------



REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
FEDERATED INDEX TRUST:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Max-Cap Fund (a portfolio of Federated Index Trust), as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights (see pages 2 and 15 of this prospectus) for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Max-Cap Fund of Federated Index Trust at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles.


                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania

December 16, 1996




ADDRESSES
--------------------------------------------------------------------------------

                Federated Max-Cap Fund                 Federated Investors Tower
                Institutional Shares                   Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.             Federated Investors Tower
                                                       Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------
Manager
                Federated Management                   Federated Investors Tower
                                                       Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------
Sub-Manager
                ANB Investment Management              One North LaSalle Street
                and Trust Co.                          Chicago, Illinois 60690
------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                  P.O. Box 8600
                Trust Company                          Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services         P.O. Box 8600
                Company                                Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                      One Oxford Centre
                                                       Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      FEDERATED MAX-CAP FUND
                                      (A PORTFOLIO OF FEDERATED INDEX TRUST)
                                      INSTITUTIONAL SHARES
                                      PROSPECTUS

                                      An Open-End, Diversified
                                      Management Investment Company


                                      Prospectus dated December 31, 1996

LOGO
       Cusip 31420E106

       0032104A-IS (12/96)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEDERATED MAX-CAP FUND
(A PORTFOLIO OF FEDERATED INDEX TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of Federated Max-Cap Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is an investment portfolio in Federated Index Trust (the "Trust"), an open-end, management investment company (a mutual fund). The investment objective of the Fund is to seek to provide investment results that correspond to the aggregate price and dividend performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund is neither affiliated with nor sponsored by the Standard & Poor's Ratings Group.

THE INSTITUTIONAL SERVICE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Institutional Service Shares and Institutional Shares dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated December 31, 1996



                               TABLE OF CONTENTS



Summary of Fund Expenses.......................................................1



Financial Highlights--
  Institutional Service Shares.................................................2



General Information............................................................3



Investment Information.........................................................3


  Investment Objective.........................................................3


  Investment Policies..........................................................3


  Investment Limitations.......................................................7



Federated Index Trust Information..............................................7


  Management of the Trust......................................................7


  Distribution of Institutional Service Shares.................................9


  Fund Administration.........................................................10



Net Asset Value...............................................................10



Investing in Institutional Service Shares.....................................10


  Share Purchases.............................................................10


  Minimum Investment Required.................................................11


  What Shares Cost............................................................11


  Certificates and Confirmations..............................................11


  Dividends...................................................................11


  Capital Gains...............................................................11



Redeeming Institutional Service Shares........................................11


  Telephone Redemption........................................................11


  Written Requests............................................................12


  Accounts with low Balances..................................................13



Shareholder Information.......................................................13


  Voting Rights...............................................................13


Tax Information...............................................................13


  Federal Income Tax..........................................................13


  State and Local Taxes.......................................................13



Performance Information.......................................................13



Other Classes of Shares.......................................................14



Financial Statements..........................................................15



Report of Ernst & Young LLP,
  Independent Auditors........................................................43



Addresses.....................................................................44



                            SUMMARY OF FUND EXPENSES


                             FEDERATED MAX-CAP FUND
                          INSTITUTIONAL SERVICE SHARES

                                 SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)....................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)..................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................     None
Exchange Fee.............................................................................     None
                                    ANNUAL OPERATING EXPENSES
                             (As a percentage of average net assets)
Management Fee (after waiver) (1)........................................................    0.24%
12b-1 Fee (after waiver) (2).............................................................    0.07%
Total Other Expenses.....................................................................    0.30%
     Shareholder Services Fee (after waiver) (3)................................    0.23%
          Total Operating Expenses (4)...................................................    0.61%



(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.30%.


(2) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate the voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.30%.


(3) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.


(4) The total operating expenses were 0.92% absent the voluntary waiver of portions of the management fee, shareholder services fee and 12b-1 fee.

     LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Federated Index Trust Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                          EXAMPLE                              1 year    3 years    5 years    10 years
------------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and (2) redemption at the end
of each time period.........................................     $6        $20        $34        $ 76


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                             FEDERATED MAX-CAP FUND


               FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 43.



                                                                             YEAR ENDED OCTOBER 31,
                                                                   -------------------------------------------
                                                                    1996        1995        1994       1993(A)
----------------------------------------------------------------   ------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                               $14.72      $12.02      $12.24      $12.12
----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------
  Net investment income                                              0.30        0.33        0.28(b)     0.07
----------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and futures contracts                                              2.79        2.69        0.11        0.12
----------------------------------------------------------------   ------      ------      ------      -------
  Total from investment operations                                   3.09        3.02        0.39        0.19
----------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------
  Distributions from net investment income                          (0.31)      (0.30)      (0.27)      (0.07 )
----------------------------------------------------------------
  Distributions from net realized gain on investments
  and futures contracts                                             (2.03)      (0.02)      (0.34)         --
----------------------------------------------------------------   ------      ------      ------      -------
  Total distributions                                               (2.34)      (0.32)      (0.61)      (0.07 )
----------------------------------------------------------------   ------      ------      ------      -------
NET ASSET VALUE, END OF PERIOD                                     $15.47      $14.72      $12.02      $12.24
----------------------------------------------------------------   ------      ------      ------      -------
TOTAL RETURN (C)                                                    23.39%      25.52%       3.30%       1.70%
----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------
  Expenses                                                           0.61%       0.61%       0.62%       0.61%*
----------------------------------------------------------------
  Net investment income                                              1.97%       2.55%       2.35%       1.52%*
----------------------------------------------------------------
  Expense waiver/reimbursement (d)                                   0.31%       0.33%       0.26%       0.09%*
----------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------
  Net assets, end of period (000 omitted)                          $58,741     $35,195     $8,617      $2,493
----------------------------------------------------------------
  Average commission rate paid                                     $0.0153         --          --          --
----------------------------------------------------------------
  Portfolio turnover                                                    3%         57%          2%         13%
----------------------------------------------------------------



  * Computed on an annualized basis.

(a) Reflects operations for the period from August 30, 1993 (date of initial public investment) to October 31, 1993.

(b) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


                              GENERAL INFORMATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Fund known as Institutional Service Shares ("Shares") and Institutional Shares. This prospectus relates only to the Institutional Service Shares of the Fund. Institutional Service Shares are designed primarily for retail and private banking customers of financial institutions. A minimum initial investment of $25,000 over a 90-day period is required.


Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Index. The investment objective cannot be changed without approval of shareholders. The Fund's ability to duplicate the Index will depend partly on the size and timing of cash flows into and out of the Fund. The Fund's performance is expected to closely mirror the performance of the Index. An investment in the Fund presents risks similar to those of investing in a portfolio comprised of the securities of the companies in the Index. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these policies become effective.

The Fund pursues its investment objective by attempting to duplicate the investment results of the Index, while minimizing transaction costs and other expenses. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at lease 0.95 of 1% or better; a figure of 1.00 would represent perfect correlation. The Fund will normally be invested in substantially all of the stocks that comprise the Index. Under normal circumstances, at least 80% of the value of the Fund's total assets will be invested in stocks represented in the Index. However, the Fund is not required to sell securities if the 80% investment level changes due to increases or decreases in the market value of portfolio securities.

The Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group ("S&P") designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. Inclusion of a particular stock in the Index in no way implies an opinion by S&P as to its investment attractiveness, nor is S&P a sponsor or in any way affiliated with the Fund. The Fund utilizes the Index as the standard performance benchmark because it represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns.


The Fund will be managed passively, in that the traditional management functions of economic, financial, and market analysis will not be undertaken. Furthermore, a company's adverse financial circumstance will not trigger its elimination from the Fund's portfolio, unless the company's stock is removed from the Index by S&P. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to duplicate, as much as possible, the composition of the Index. The Fund will include a stock in its investment portfolio in the order of the stock's weighting in the Index, starting with the heaviest-weighted stock. Thus, the proportion of Fund assets invested in such stock is nearly identical to the percentage of the particular stock represented in the Index. On occasion, so as to respond to changes in the Index's composition, as well as corporate mergers, tender offers, and other circumstances, adjustments will be made in the Fund's portfolio. However, it is anticipated that these adjustments will occur infrequently, and the costs will be minimized. As a result, portfolio turnover is expected to be well below that encountered in other investment company portfolios. Therefore, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes, are expected to be relatively low. While the cash flows into and out of the Fund will impact the Fund's portfolio turnover rate and the Fund's ability to replicate the Index's performance, investment adjustments will be made, as practicably as possible, to account for these circumstances.

The Fund believes that indexing, as described above, constitutes a reasonable and effective method of replicating percentage changes in the Index. While the Fund will not duplicate the Index's performance precisely, it is anticipated that the Fund's performance will closely resemble the performance of the Index. Factors such as the size of the Fund's portfolio, the size and timing of cash flows into and out of the Fund, and changes in the securities markets and the Index itself, will account for the difference.

In order to accommodate cash flows, the Fund may enter into stock index futures contracts and options. The Fund may purchase futures contracts and options solely to maintain adequate liquidity to meet its redemption demands. This will allow the Fund to simultaneously maximize the level of the Fund assets which are tracking the performance of the Index. The Fund can sell futures contracts and options in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation.

                             ACCEPTABLE INVESTMENTS

The Fund will invest primarily in common stocks comprising the Index. In addition, the Fund may hold cash reserves which may be invested in the following:

U.S. GOVERNMENT SECURITIES. The Fund is permitted to invest in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include, but are not limited to:


- direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;



- notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;



- notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and



- notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.


REPURCHASE AGREEMENTS. The U.S. government securities and other securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrange-


ments in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

VARIABLE RATE U.S. GOVERNMENT SECURITIES. Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as a published interest rate or interest rate index.

CASH ITEMS.  The Fund may also invest in cash items.

The Fund may also invest in commercial paper rated A-1 by S&P, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc.

STOCK INDEX FUTURES AND OPTIONS. The Fund may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.

There are several risks accompanying the utilization of futures contracts to effectively anticipate market transactions. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or other permissible purposes pursuant to regulations promulgated by the Com-


modity Futures Trading Commission ("CFTC"). Also, the Fund intends to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.

INDEX PARTICIPATION CONTRACTS. In addition to investing in stock index futures contracts, options and options on futures contracts, the Fund may also participate in the purchasing and selling of index participation contracts based on the Index. The Fund will utilize index participation contracts to aid in the management of cash flows into and out of the Fund and not for speculative purposes. These contracts provide the equivalent of a position in the stocks of the Index, where each stock is represented in the same proportion as it is represented in the Index. Unlike futures contracts, positions in these instruments may last indefinitely, with no expiration date and will pay dividends implied by the underlying stocks in the Index. Generally, the value of an index participation contract will rise and fall as the value of the Index rises and falls. Index participation contracts have lower transaction costs than those associated with the purchase and sale of individual stocks. The Fund will invest in index participation contracts only if there exists an active market for such contracts.

The value of these contracts, together with the value of the Fund's investment in stock index futures contracts, options and options on futures contracts will not exceed 20% of the Fund's total assets. The Fund's use of these investments will be to maintain adequate liquidity to meet redemption requests, while simultaneously maximizing the level of Fund assets which are tracking the performance of the Index.

                        LENDING OF PORTFOLIO SECURITIES

The Fund may lend its portfolio securities on a short-term basis or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks or other institutions which the managers have determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

                            WHEN-ISSUED AND DELAYED
                             DELIVERY TRANSACTIONS


The Fund may purchase short-term U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the managers deem it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.



INVESTMENT LIMITATIONS


The Fund will not:

- borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.


The above investment limitations cannot be changed without shareholder approval. The following investment limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.



The Fund will not invest more than 15% of its net assets in securities that are illiquid.



                             FEDERATED INDEX TRUST
                                  INFORMATION


MANAGEMENT OF THE TRUST


                               BOARD OF TRUSTEES


The Trust is managed by the Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Trustees handles the Trustees' responsibilities between meetings of the Trustees.

                                 FUND'S MANAGER

Federated Management serves as the Fund's manager (the "Manager"). The Trust has entered into a management contract (the "Management Contract") with the Manager, which, in turn, has entered into a sub-management contract (the "Sub-Management Contract") with ANB Investment Management and Trust Company ("ANB" or the "Sub-Manager") (ANB and the Manager are collectively referred to herein as "Managers"). It is the Manager's responsibility to select the Sub-Manager, subject to the review and approval of the Trustees and to review and evaluate the Sub-Manager's continued performance. The Manager is also responsible for providing administrative services to the Fund.



Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Fund's Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the appropriate futures contracts to purchase and the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager which method of indexing to use; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The



Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. As described below, the Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.


MANAGEMENT FEES. The Fund's Manager receives an annual management fee equal to
 .30% of the Fund's average daily net assets. Under the Management Contract, which provides for the voluntary waiver of the management fee by the Manager, the Manager will voluntarily waive some or all of the management fee. The Manager can terminate this voluntary waiver of some or all of its management fee at any time in its sole discretion.



MANAGER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



Both the Trust and the Manager have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


                                  SUB-MANAGER

Under the terms of the Sub-Management Contract between the Manager and ANB, ANB serves as the Fund's Sub-Manager. The Sub-Manager will develop, maintain and run the computer program designed to determine which securities will be purchased and sold so as to replicate the composition of the Index to the extent feasible, and, subject to the Manager's oversight, has complete discretion to purchase and sell portfolio securities for the Fund within the Fund's investment objective, restrictions and policies.

SUB MANAGEMENT FEES. For its services under the Sub-Management Contract, ANB receives an annual fee from the Manager equal to .05% of the first $100 million of net assets under management, .02% over $100 million but less than $200 million, and .01% of net assets over and above $200 million, on an annualized basis. This fee is paid by the Manager out of its resources and is not an incremental Fund expense. No performance or incentive fees are paid to the Sub-Manager.



SUB-MANAGER'S BACKGROUND. ANB, incorporated in the State of Illinois on July 1, 1988, is a registered investment adviser under the Investment Advisers Act of 1940. ANB is a wholly-owned subsidiary of First Chicago Investment Management Company which, in turn, is an indirect wholly-owned subsidiary of First Chicago NBD Corporation. It serves as investment adviser principally to corporate defined benefit and defined contribution plans which have, as of June 30, 1996, placed approximately $22.2 billion in assets with ANB. Since 1973, when American National Bank and Trust Company of Chicago introduced its first commingled equity index fund, ANB has developed and managed a family of equity and bond index funds in which some 340 nationwide non-financial institution clients invest. In total, ANB manages 79 commingled/common trust funds. Also, since 1992, ANB has served as Sub-Manager for the Federated Mini-Cap Fund and for the Federated Mid-Cap Fund, which are also portfolios of the Trust.


DISTRIBUTION OF INSTITUTIONAL
SERVICE SHARES

Federated Securities Corp. is the principal distributor for the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors. Federated Securities Corp. pays a licensing fee to S&P for the right to use the Index in connection with the management activities for the Fund. Federated Securities Corp. is not affiliated with S&P.

                   DISTRIBUTION PLAN AND SHAREHOLDER SERVICES



Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid by the Fund in an amount computed at an annual rate of 0.30% of the average daily net asset value of Shares. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.



The Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.



In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Shares to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



                       SUPPLEMENTAL PAYMENTS TO FINANCIAL


                                  INSTITUTIONS



 In addition to payments made pursuant to the Distribution Plan and Shareholder
    Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or share-




holder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Manager or its affiliates.


FUND ADMINISTRATION


                            ADMINISTRATIVE SERVICES



Federated Services Company, a subsidiary of Federated Investors, provides the Manager with the administrative personnel and services necessary to provide shareholder servicing and certain legal and accounting services.



                             BROKERAGE TRANSACTIONS



When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Managers look for prompt execution of the order at a favorable price. In working with dealers, the Managers will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Managers may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Managers make decisions on portfolio transactions and select brokers and dealers subject to review by the Trustees.



                                NET ASSET VALUE



The Fund's net asset value per Share fluctuates. It is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.



                           INVESTING IN INSTITUTIONAL


                                 SERVICE SHARES


SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased either by wire or mail. To purchase Shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

                                    BY WIRE


 To purchase Shares of the Fund by Federal Reserve wire, call the Fund to place an order. Shareholders have until 4:00 p.m. (Eastern time) to call the Fund for settlement on the next business day. However, in order to maximize the Fund's ability to track the Index, shareholders are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 4:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company,
   Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Index Trust, Federated Max-Cap Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.
                             Shares cannot be pur-



chased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

                                    BY MAIL


To purchase Shares of the Fund by mail, send a check made payable to Federated Index Trust, Federated Max-Cap Fund--Institutional Service Shares to the Fund's transfer agent, Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600.



Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts that it maintains with the Fund.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during the quarter.

DIVIDENDS


Dividends are declared and paid quarterly. Unless shareholders request cash payments by writing to the Fund, dividends are automatically reinvested in additional Shares on payment dates at the ex-dividend date net asset value without a sales charge.


CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.


                            REDEEMING INSTITUTIONAL


                                 SERVICE SHARES


The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). However, in order to maximize the Fund's ability to track the Index, shareholders are urged to telephone the Fund prior to 2:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting State Street Bank or the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS


Shares may also be redeemed by sending a written request to the Fund. Call the Fund for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Fund name, his account number, and the share or dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail.


                                   SIGNATURES

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

- a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

- a member of the New York, American, Boston, Midwest, or Pacific Stock
  Exchange;

- a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

- any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

                               RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


                            SHAREHOLDER INFORMATION


VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.


                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.

STATE AND LOCAL TAXES


In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


                            PERFORMANCE INFORMATION


From time to time the Fund advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in the Shares of the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


The yield of Shares of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the offering price per share of the Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Institutional Service Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales load or other similar non-recurring charges. Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


                            OTHER CLASSES OF SHARES


Institutional Shares of the Fund are sold to accounts for which financial institutions act in a fiduciary or agency capacity. Institutional Shares are sold at net asset value and investments in Institutional Shares are subject to a minimum initial investment of $25,000.

Institutional Shares of the Fund are distributed without a 12b-1 Plan. Financial institutions and brokers providing sales and administrative services may receive different compensation depending upon which class of shares of the Fund is sold.

The amount of dividends payable to Institutional Shares will exceed that of Institutional Service Shares by the difference between Class Expenses and distribution expenses borne by shares of each respective class.


The stated management fee is the same for both classes of shares.



To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.



                             FEDERATED MAX-CAP FUND


                   FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 43.



                                                                            YEAR ENDED OCTOBER 31,
                                                -------------------------------------------------------------------------------
                                                 1996        1995        1994        1993        1992        1991       1990(A)
                                                ------      ------      ------      ------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD            $14.74      $12.02      $12.24      $11.64      $11.07      $ 8.60      $10.00
-------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------
  Net investment income                           0.34        0.38        0.32        0.30        0.32        0.37        0.12
-------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and futures contracts               2.80        2.70        0.10        1.29        0.71        2.46       (1.43 )
-------------------------------------------      -----       -----       -----       -----       -----       -----      ------
  Total from investment operations                3.14        3.08        0.42        1.59        1.03        2.83       (1.31 )
-------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------
  Distributions from net investment income       (0.36)      (0.34)      (0.30)      (0.30)      (0.34)      (0.36)      (0.09 )
-------------------------------------------
  Distributions from net realized gain on
  investments and futures contracts              (2.03)      (0.02)      (0.34)      (0.69)      (0.12)         --          --
-------------------------------------------      -----       -----       -----       -----       -----       -----      ------
  Total distributions                            (2.39)      (0.36)      (0.64)      (0.99)      (0.46)      (0.36)      (0.09 )
-------------------------------------------      -----       -----       -----       -----       -----       -----      ------
NET ASSET VALUE, END OF PERIOD                  $15.49      $14.74      $12.02      $12.24      $11.64      $11.07      $ 8.60
-------------------------------------------      -----       -----       -----       -----       -----       -----      ------
TOTAL RETURN (B)                                 23.71%         26%       3.59%      14.35%       9.51%      33.31%     (14.46 )%
-------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------
  Expenses                                        0.31%       0.31%       0.32%       0.31%       0.30%       0.24%       0.00 %
-------------------------------------------
  Net investment income                           2.29%       2.91%       2.70%       2.60%       2.92%       3.74%       5.19 %*
-------------------------------------------
  Expense waiver/reimbursement (c)                0.31%       0.33%       0.07%       0.09%       0.18%       0.45%       0.94 %*
-------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------
  Net assets, end of period (000 omitted)       $900,131    $679,237    $443,815    $407,246    $309,614    $144,528    $25,129
-------------------------------------------
  Average commission rate paid                  $0.0153         --          --          --          --          --          --
-------------------------------------------
  Portfolio turnover                                 3%         57%          2%         13%         46%          6%          0 %
-------------------------------------------



  * Computed on an annualized basis.


(a) Reflects operations for the period from July 5, 1990 (date of initial public offering) to October 31, 1990. For the period from the start of business June 26, 1990 to July 4, 1990, net investment income per share aggregating $0.02 per share ($155) was distributed to the Fund's manager. Such distribution represented the net income of the Fund prior to initial public offering of Fund shares which commenced on July 5, 1990.


(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


FEDERATED MAX-CAP FUND


PORTFOLIO OF INVESTMENTS

OCTOBER 31, 1996
--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
(A) COMMON STOCKS--94.2%
--------------------------------------------------------------------------------------
                    BASIC INDUSTRY--6.3%
                    ------------------------------------------------------------------
       7,200        ASARCO, Inc.                                                         $    189,000
                    ------------------------------------------------------------------


      18,900        Air Products & Chemicals, Inc.                                          1,134,000
                    ------------------------------------------------------------------
      38,300        Alcan Aluminum Ltd.                                                     1,259,112
                    ------------------------------------------------------------------
      29,392    (b) Allegheny Teledyne, Inc.                                                  628,254
                    ------------------------------------------------------------------
      29,500        Aluminum Co. of America                                                 1,729,437
                    ------------------------------------------------------------------
      92,427        Archer-Daniels-Midland Co.                                              2,010,287
                    ------------------------------------------------------------------
      18,000    (b) Armco, Inc.                                                                67,500
                    ------------------------------------------------------------------
       8,900        Avery Dennison Corp.                                                      586,287
                    ------------------------------------------------------------------
       5,100        Ball Corp.                                                                123,037
                    ------------------------------------------------------------------
      60,500        Barrick Gold Corp.                                                      1,580,562
                    ------------------------------------------------------------------
      38,000        Battle Mountain Gold Co.                                                  289,750
                    ------------------------------------------------------------------
       8,900        Bemis Co., Inc.                                                           311,500
                    ------------------------------------------------------------------
      18,800    (b) Bethlehem Steel Corp.                                                     152,750
                    ------------------------------------------------------------------
       8,200        Boise Cascade Corp.                                                       254,200
                    ------------------------------------------------------------------
      16,200        Champion International Corp.                                              704,700
                    ------------------------------------------------------------------
      39,000        Corning, Inc.                                                           1,511,250
                    ------------------------------------------------------------------
      21,700        Crown Cork & Seal Co., Inc.                                             1,041,600
                    ------------------------------------------------------------------
      15,750        Cyprus Amax Minerals                                                      356,344
                    ------------------------------------------------------------------
      41,500        Dow Chemical Co.                                                        3,226,625
                    ------------------------------------------------------------------
      95,000        Du Pont (E.I.) de Nemours & Co.                                         8,811,250
                    ------------------------------------------------------------------
      13,225        Eastman Chemical Co.                                                      697,619
                    ------------------------------------------------------------------
      23,600        Echo Bay Mines Ltd.                                                       184,375
                    ------------------------------------------------------------------
      10,840        Ecolab, Inc.                                                              395,660
                    ------------------------------------------------------------------
      24,362        Engelhard Corp.                                                           444,606
                    ------------------------------------------------------------------
      33,100        Freeport-McMoRan Copper & Gold, Inc., Class B                           1,005,412
                    ------------------------------------------------------------------
      15,500        Georgia-Pacific Corp.                                                   1,162,500
                    ------------------------------------------------------------------



FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
(A) COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    BASIC INDUSTRY--CONTINUED
                    ------------------------------------------------------------------
       9,100        Goodrich (B.F.) Co.                                                  $    385,612
                    ------------------------------------------------------------------
      16,600    (b) Grace (W.R.) & Co.                                                        879,800
                    ------------------------------------------------------------------
      10,800        Great Lakes Chemical Corp.                                                562,950
                    ------------------------------------------------------------------
      18,100        Hercules, Inc.                                                            862,012
                    ------------------------------------------------------------------
      24,800        Homestake Mining Co.                                                      353,400
                    ------------------------------------------------------------------
      28,500        Inco Ltd.                                                                 904,875
                    ------------------------------------------------------------------
       8,200        Inland Steel Industries, Inc.                                             132,225
                    ------------------------------------------------------------------
      50,776        International Paper Co.                                                 2,170,674
                    ------------------------------------------------------------------
      14,400        James River Corp. of Virginia                                             453,600
                    ------------------------------------------------------------------
      18,400        Louisiana-Pacific Corp.                                                   384,100
                    ------------------------------------------------------------------
       8,900        Mead Corp.                                                                505,075
                    ------------------------------------------------------------------
       7,300        Millipore Corp.                                                           255,500
                    ------------------------------------------------------------------
      99,200        Monsanto Co.                                                            3,930,800
                    ------------------------------------------------------------------
      24,100        Morton International, Inc.                                                948,938
                    ------------------------------------------------------------------
      11,400        Nalco Chemical Co.                                                        414,675
                    ------------------------------------------------------------------
      16,811        Newmont Mining Corp.                                                      777,509
                    ------------------------------------------------------------------
      14,800        Nucor Corp.                                                               701,150
                    ------------------------------------------------------------------
       8,700    (b) Owens Corning                                                             337,125
                    ------------------------------------------------------------------
      31,600        PPG Industries, Inc.                                                    1,801,200
                    ------------------------------------------------------------------
      19,533        Pall Corp.                                                                500,533
                    ------------------------------------------------------------------
      11,100        Phelps Dodge Corp.                                                        697,913
                    ------------------------------------------------------------------
      14,000        Pioneer Hi-Bred International                                             939,750
                    ------------------------------------------------------------------
      40,500        Placer Dome, Inc.                                                         972,000
                    ------------------------------------------------------------------
       4,900        Potlatch Corp.                                                            209,475
                    ------------------------------------------------------------------
      26,400        Praxair, Inc.                                                           1,168,200
                    ------------------------------------------------------------------
      10,800        Reynolds Metals Co.                                                       607,500
                    ------------------------------------------------------------------
      11,000        Rohm & Haas Co.                                                           785,125
                    ------------------------------------------------------------------
      22,235        Santa Fe Pacific Gold                                                     264,041
                    ------------------------------------------------------------------
      14,500        Sherwin-Williams Co.                                                      726,813
                    ------------------------------------------------------------------



FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
(A) COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    BASIC INDUSTRY--CONTINUED
                    ------------------------------------------------------------------
       8,500        Sigma-Aldrich Corp.                                                  $    499,375
                    ------------------------------------------------------------------
       3,400        Springs Industries, Inc., Class A                                         153,425
                    ------------------------------------------------------------------
      16,808        Stone Container Corp.                                                     256,322
                    ------------------------------------------------------------------
       9,400        Temple-Inland, Inc.                                                       481,750
                    ------------------------------------------------------------------
      10,500    (b) Tupperware Corp.                                                          539,438
                    ------------------------------------------------------------------
      14,320        USX-U.S. Steel Group, Inc.                                                390,220
                    ------------------------------------------------------------------
      11,600        Union Camp Corp.                                                          565,500
                    ------------------------------------------------------------------
      21,900        Union Carbide Corp.                                                       933,488
                    ------------------------------------------------------------------
      17,250        Westvaco Corp.                                                            491,625
                    ------------------------------------------------------------------
      33,600        Weyerhaeuser Co.                                                        1,541,400
                    ------------------------------------------------------------------
       9,400        Willamette Industries, Inc.                                               634,500
                    ------------------------------------------------------------------
      15,350        Worthington Industries, Inc.                                              318,513
                    ------------------------------------------------------------------   ------------
                    Total                                                                  60,295,743
                    ------------------------------------------------------------------   ------------
                    CONSUMER DURABLES--3.5%
                    ------------------------------------------------------------------
      14,800        Black & Decker Corp.                                                      553,150
                    ------------------------------------------------------------------
       4,900        Briggs & Stratton Corp.                                                   196,000
                    ------------------------------------------------------------------
      16,600        Brunswick Corp.                                                           390,100
                    ------------------------------------------------------------------
       4,800        Centex Corp.                                                              144,600
                    ------------------------------------------------------------------
     123,368        Chrysler Corp.                                                          4,148,249
                    ------------------------------------------------------------------
      14,200        Cooper Tire & Rubber Co.                                                  278,675
                    ------------------------------------------------------------------
      17,200        Dana Corp.                                                                509,550
                    ------------------------------------------------------------------
      57,000        Eastman Kodak Co.                                                       4,545,750
                    ------------------------------------------------------------------
      13,100        Eaton Corp.                                                               782,725
                    ------------------------------------------------------------------
      10,400        Echlin, Inc.                                                              339,300
                    ------------------------------------------------------------------
       6,000        Fleetwood Enterprises, Inc.                                               202,500
                    ------------------------------------------------------------------
     200,200        Ford Motor Co.                                                          6,256,250
                    ------------------------------------------------------------------
     128,000        General Motors Corp.                                                    6,896,000
                    ------------------------------------------------------------------
      20,500        Genuine Parts Co.                                                         896,875
                    ------------------------------------------------------------------
      26,300        Goodyear Tire & Rubber Co.                                              1,206,512
                    ------------------------------------------------------------------



FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------

(A) COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    CONSUMER DURABLES--CONTINUED
                    ------------------------------------------------------------------
      14,600        Hasbro, Inc.                                                         $    567,575
                    ------------------------------------------------------------------
       6,553        Jostens, Inc.                                                             140,890
                    ------------------------------------------------------------------
       6,600        Kaufman & Broad Homes Corp.                                                79,200
                    ------------------------------------------------------------------
      46,225        Mattel, Inc.                                                            1,334,747
                    ------------------------------------------------------------------
      17,200        Maytag Corp.                                                              341,850
                    ------------------------------------------------------------------
      26,900        Newell Co.                                                                763,288
                    ------------------------------------------------------------------
       7,700        Polaroid Corp.                                                            312,813
                    ------------------------------------------------------------------
       4,000        Pulte Corp.                                                               106,000
                    ------------------------------------------------------------------
      25,400        Rubbermaid, Inc.                                                          590,550
                    ------------------------------------------------------------------
      10,300        Snap-On Tools Corp.                                                       330,888
                    ------------------------------------------------------------------
      15,000        Stanley Works                                                             423,750
                    ------------------------------------------------------------------
      10,900        TRW, Inc.                                                                 986,450
                    ------------------------------------------------------------------
      12,600        Whirlpool Corp.                                                           595,350
                    ------------------------------------------------------------------   ------------
                    Total                                                                  33,919,587
                    ------------------------------------------------------------------   ------------
                    CONSUMER NON-DURABLES--11.2%
                    ------------------------------------------------------------------
       4,700        Alberto-Culver Co., Class B                                               215,025
                    ------------------------------------------------------------------
      28,900        American Brands, Inc.                                                   1,379,975
                    ------------------------------------------------------------------
      12,700        American Greetings Corp., Class A                                         372,269
                    ------------------------------------------------------------------
      83,900        Anheuser-Busch Cos., Inc.                                               3,230,150
                    ------------------------------------------------------------------
      22,500        Avon Products, Inc.                                                     1,220,625
                    ------------------------------------------------------------------
      11,700        Brown-Forman Corp., Class B                                               506,025
                    ------------------------------------------------------------------
      24,500        CPC International, Inc.                                                 1,932,437
                    ------------------------------------------------------------------
      38,900        Campbell Soup Co.                                                       3,112,000
                    ------------------------------------------------------------------
       8,700        Clorox Co.                                                                949,387
                    ------------------------------------------------------------------
     422,000        Coca-Cola Co.                                                          21,311,000
                    ------------------------------------------------------------------
      24,900        Colgate-Palmolive Co.                                                   2,290,800
                    ------------------------------------------------------------------
      41,200        ConAgra, Inc.                                                           2,054,850
                    ------------------------------------------------------------------
       6,400        Coors Adolph Co., Class B                                                 124,800
                    ------------------------------------------------------------------
      12,900    (b) Fruit of the Loom, Inc., Class A                                          469,237
                    ------------------------------------------------------------------





FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
(A) COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    CONSUMER NON-DURABLES--CONTINUED
                    ------------------------------------------------------------------
      26,900        General Mills, Inc.                                                  $  1,536,662
                    ------------------------------------------------------------------
      75,400        Gillette Co.                                                            5,636,150
                    ------------------------------------------------------------------
      62,600        Heinz (H.J.) Co.                                                        2,222,300
                    ------------------------------------------------------------------
      26,000        Hershey Foods Corp.                                                     1,257,750
                    ------------------------------------------------------------------
      18,700        International Flavors & Fragrances, Inc.                                  773,713
                    ------------------------------------------------------------------
      35,900        Kellogg Co.                                                             2,279,650
                    ------------------------------------------------------------------
      47,724        Kimberly-Clark Corp.                                                    4,450,263
                    ------------------------------------------------------------------
      12,400        Liz Claiborne, Inc.                                                       523,900
                    ------------------------------------------------------------------
      48,600        Nike, Inc., Class B                                                     2,861,325
                    ------------------------------------------------------------------
     265,200        PepsiCo, Inc.                                                           7,856,550
                    ------------------------------------------------------------------
     138,600        Philip Morris Cos., Inc.                                               12,837,825
                    ------------------------------------------------------------------
     116,100        Procter & Gamble Co.                                                   11,493,900
                    ------------------------------------------------------------------
      22,900        Quaker Oats Co.                                                           812,950
                    ------------------------------------------------------------------
      17,900        Ralston Purina Co.                                                      1,183,638
                    ------------------------------------------------------------------
       9,500        Reebok International Ltd.                                                 339,625
                    ------------------------------------------------------------------
       6,500        Russell Corp.                                                             184,438
                    ------------------------------------------------------------------
      82,200        Sara Lee Corp.                                                          2,918,100
                    ------------------------------------------------------------------
      63,400        Seagram Co. Ltd.                                                        2,401,275
                    ------------------------------------------------------------------
       8,400        Stride Rite Corp.                                                          69,300
                    ------------------------------------------------------------------
      31,800        UST, Inc.                                                                 918,225
                    ------------------------------------------------------------------
      27,100        Unilever N.V., ADR                                                      4,142,913
                    ------------------------------------------------------------------
      10,800        V.F. Corp.                                                                706,050
                    ------------------------------------------------------------------
      19,700        Wrigley (Wm.), Jr. Co.                                                  1,186,925
                    ------------------------------------------------------------------   ------------
                    Total                                                                 107,762,007
                    ------------------------------------------------------------------   ------------
                    ENERGY MINERALS--8.5%
                    ------------------------------------------------------------------
      15,800        Amerada-Hess Corp.                                                        874,925
                    ------------------------------------------------------------------
      84,200        Amoco Corp.                                                             6,378,150
                    ------------------------------------------------------------------
      10,900        Ashland, Inc.                                                             463,250
                    ------------------------------------------------------------------
      27,200        Atlantic Richfield Co.                                                  3,604,000
                    ------------------------------------------------------------------


FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
(A) COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    ENERGY MINERALS--CONTINUED
                    ------------------------------------------------------------------
      24,500        Baker Hughes, Inc.                                                   $    872,812
                    ------------------------------------------------------------------
      21,200        Burlington Resources, Inc.                                              1,067,950
                    ------------------------------------------------------------------
     110,500        Chevron Corp.                                                           7,265,375
                    ------------------------------------------------------------------
     210,200        Exxon Corp.                                                            18,628,975
                    ------------------------------------------------------------------
      19,400        Halliburton Co.                                                         1,098,525
                    ------------------------------------------------------------------
       4,200        Helmerich & Payne, Inc.                                                   227,325
                    ------------------------------------------------------------------
       8,300        Kerr-McGee Corp.                                                          520,825
                    ------------------------------------------------------------------
       5,800        Louisiana Land & Exploration Co.                                          329,875
                    ------------------------------------------------------------------
      66,700        Mobil Corp.                                                             7,787,225
                    ------------------------------------------------------------------
      54,700        Occidental Petroleum Corp.                                              1,340,150
                    ------------------------------------------------------------------
      17,700    (b) Oryx Energy Co.                                                           340,725
                    ------------------------------------------------------------------
       7,900        Pennzoil Co.                                                              402,900
                    ------------------------------------------------------------------
      44,500        Phillips Petroleum Co.                                                  1,824,500
                    ------------------------------------------------------------------
      14,400    (b) Rowan Companies, Inc.                                                     322,200
                    ------------------------------------------------------------------
      90,700        Royal Dutch Petroleum Co., ADR                                         14,999,513
                    ------------------------------------------------------------------
      15,312    (b) Santa Fe Energy Resource, Inc.                                            218,196
                    ------------------------------------------------------------------
      41,500        Schlumberger Ltd.                                                       4,113,688
                    ------------------------------------------------------------------
      15,137        Sun Co., Inc.                                                             338,690
                    ------------------------------------------------------------------
      44,700        Texaco, Inc.                                                            4,542,638
                    ------------------------------------------------------------------
      48,700        USX Corp.                                                               1,065,313
                    ------------------------------------------------------------------
      42,394        Union Pacific Resources Group, Inc.                                     1,165,840
                    ------------------------------------------------------------------
      42,000        Unocal Corp.                                                            1,538,250
                    ------------------------------------------------------------------
       9,000    (b) Western Atlas, Inc.                                                       624,375
                    ------------------------------------------------------------------   ------------
                    Total                                                                  81,956,190
                    ------------------------------------------------------------------   ------------
                    FINANCE--13.5%
                    ------------------------------------------------------------------
      18,300        AON Corp.                                                               1,056,825
                    ------------------------------------------------------------------
      18,100        Ahmanson (H.F.) & Co.                                                     567,887
                    ------------------------------------------------------------------
       7,600        Alexander & Alexander Services, Inc.                                      115,900
                    ------------------------------------------------------------------
      75,305        Allstate Corp.                                                          4,226,493
                    ------------------------------------------------------------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
(A) COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    FINANCE--CONTINUED
                    ------------------------------------------------------------------
      80,300        American Express Co.                                                 $  3,774,100
                    ------------------------------------------------------------------
      34,600        American General Corp.                                                  1,288,850
                    ------------------------------------------------------------------
      79,493        American International Group, Inc.                                      8,634,927
                    ------------------------------------------------------------------
      73,727        Banc One Corp.                                                          3,124,182
                    ------------------------------------------------------------------
      25,800        Bank of Boston Corp.                                                    1,651,200
                    ------------------------------------------------------------------
      65,300        Bank of New York Co., Inc.                                              2,163,062
                    ------------------------------------------------------------------
      60,876        BankAmerica Corp.                                                       5,570,154
                    ------------------------------------------------------------------
      13,600        Bankers Trust New York Corp.                                            1,149,200
                    ------------------------------------------------------------------
      32,600        Barnett Banks, Inc.                                                     1,242,875
                    ------------------------------------------------------------------
       9,100        Beneficial Corp.                                                          532,350
                    ------------------------------------------------------------------
      26,500        Boatmen's Bancshares, Inc.                                              1,609,875
                    ------------------------------------------------------------------
      12,900        CIGNA Corp.                                                             1,683,450
                    ------------------------------------------------------------------
      73,870        Chase Manhattan Corp.                                                   6,334,352
                    ------------------------------------------------------------------
      29,500        Chubb Corp.                                                             1,475,000
                    ------------------------------------------------------------------
      81,400        Citicorp                                                                8,058,600
                    ------------------------------------------------------------------
      19,500        Comerica, Inc.                                                          1,035,937
                    ------------------------------------------------------------------
      37,700        Corestates Financial Corp.                                              1,833,162
                    ------------------------------------------------------------------
      27,821        Dean Witter, Discover & Co.                                             1,637,961
                    ------------------------------------------------------------------
      30,300        Federal Home Loan Mortgage Corp.                                        3,060,300
                    ------------------------------------------------------------------
     184,900        Federal National Mortgage Association                                   7,234,212
                    ------------------------------------------------------------------
      17,900        Fifth Third Bancorp                                                     1,120,987
                    ------------------------------------------------------------------
      23,900        First Bank System, Inc.                                                 1,577,400
                    ------------------------------------------------------------------
      46,655        First Union Corp.                                                       3,394,151
                    ------------------------------------------------------------------
      44,410        Fleet Financial Group, Inc.                                             2,214,949
                    ------------------------------------------------------------------
      13,300        General RE Corp.                                                        1,958,425
                    ------------------------------------------------------------------
       9,800        Golden West Financial Corp.                                               635,775
                    ------------------------------------------------------------------
      23,200        Great Western Financial Corp.                                             649,600
                    ------------------------------------------------------------------
      23,200        Green Tree Financial Corp.                                                919,300
                    ------------------------------------------------------------------
      16,400        Household International, Inc.                                           1,451,400
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
(A) COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    FINANCE--CONTINUED
                    ------------------------------------------------------------------
      19,900        ITT Hartford Group, Inc.                                             $  1,253,700
                    ------------------------------------------------------------------
      31,600        J.P. Morgan & Co., Inc.                                                 2,729,450
                    ------------------------------------------------------------------
      12,025        Jefferson-Pilot Corp.                                                     683,922
                    ------------------------------------------------------------------
      39,000        KeyCorp                                                                 1,818,375
                    ------------------------------------------------------------------
      17,700        Lincoln National Corp.                                                    858,450
                    ------------------------------------------------------------------
      37,675        MBNA Corp.                                                              1,422,231
                    ------------------------------------------------------------------
      10,000        MGIC Investment Corp.                                                     686,250
                    ------------------------------------------------------------------
      12,200        Marsh & McLennan Cos., Inc.                                             1,270,325
                    ------------------------------------------------------------------
      22,000        Mellon Bank Corp.                                                       1,432,750
                    ------------------------------------------------------------------
      28,600        Merrill Lynch & Co., Inc.                                               2,009,150
                    ------------------------------------------------------------------
      25,700        Morgan Stanley Group, Inc.                                              1,291,425
                    ------------------------------------------------------------------
      37,600        National City Corp.                                                     1,630,900
                    ------------------------------------------------------------------
      49,246        NationsBank Corp.                                                       4,641,436
                    ------------------------------------------------------------------
      62,700        Norwest Corp.                                                           2,750,963
                    ------------------------------------------------------------------
      57,700        PNC Financial Corp.                                                     2,091,625
                    ------------------------------------------------------------------
      15,800        Providian Corp.                                                           742,600
                    ------------------------------------------------------------------
       9,400        Republic New York Corp.                                                   716,750
                    ------------------------------------------------------------------
      13,700        Ryder Systems, Inc.                                                       407,575
                    ------------------------------------------------------------------
      21,300        SAFECO Corp.                                                              804,075
                    ------------------------------------------------------------------
      17,800        Salomon, Inc.                                                             803,225
                    ------------------------------------------------------------------
      14,200        St. Paul Cos., Inc.                                                       772,125
                    ------------------------------------------------------------------
      37,800        SunTrust Banks, Inc.                                                    1,762,425
                    ------------------------------------------------------------------
      12,150        Torchmark Corp.                                                           587,756
                    ------------------------------------------------------------------
      11,200        Transamerica Corp.                                                        849,800
                    ------------------------------------------------------------------
      81,367        Travelers Group, Inc.                                                   4,414,160
                    ------------------------------------------------------------------
      26,150        U.S. Bancorp.                                                           1,046,000
                    ------------------------------------------------------------------
      12,400        UNUM Corp.                                                                779,650
                    ------------------------------------------------------------------
      19,900        USF&G Corp.                                                               378,100
                    ------------------------------------------------------------------
       5,800        USLIFE Corp.                                                              181,250
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
(A) COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    FINANCE--CONTINUED
                    ------------------------------------------------------------------
      28,200        Wachovia Corp.                                                       $  1,515,750
                    ------------------------------------------------------------------
      15,966        Wells Fargo & Co.                                                       4,264,918
                    ------------------------------------------------------------------   ------------
                    Total                                                                 129,579,952
                    ------------------------------------------------------------------   ------------
                    HEALTH CARE--10.0%
                    ------------------------------------------------------------------
     132,100        Abbott Laboratories                                                     6,687,562
                    ------------------------------------------------------------------
      25,455        Aetna Services Inc.                                                     1,702,303
                    ------------------------------------------------------------------
         268    (b) Allergan Ligand Retinoid Therapeutics, Inc.                                 7,537
                    ------------------------------------------------------------------
      11,000        Allergan, Inc.                                                            335,500
                    ------------------------------------------------------------------
      14,300    (b) Alza Corp.                                                                370,012
                    ------------------------------------------------------------------
     107,700        American Home Products Corp.                                            6,596,625
                    ------------------------------------------------------------------
      44,800    (b) Amgen, Inc.                                                             2,746,800
                    ------------------------------------------------------------------
       9,600        Bard (C.R.), Inc.                                                         271,200
                    ------------------------------------------------------------------
       9,600        Bausch & Lomb, Inc.                                                       324,000
                    ------------------------------------------------------------------
      46,100        Baxter International, Inc.                                              1,918,912
                    ------------------------------------------------------------------
      21,100        Becton, Dickinson & Co.                                                   917,850
                    ------------------------------------------------------------------
      16,800    (b) Beverly Enterprises, Inc.                                                 207,900
                    ------------------------------------------------------------------
      19,600    (b) Biomet, Inc.                                                              316,050
                    ------------------------------------------------------------------
      30,000    (b) Boston Scientific Corp.                                                 1,631,250
                    ------------------------------------------------------------------
      84,900        Bristol-Myers Squibb Co.                                                8,978,175
                    ------------------------------------------------------------------
     113,607        Columbia/HCA Healthcare Corp.                                           4,061,450
                    ------------------------------------------------------------------
      27,500    (b) Humana, Inc.                                                              501,875
                    ------------------------------------------------------------------
     225,600        Johnson & Johnson                                                      11,110,800
                    ------------------------------------------------------------------
      92,600        Lilly (Eli) & Co.                                                       6,528,300
                    ------------------------------------------------------------------
      10,650        Manor Care, Inc.                                                          418,013
                    ------------------------------------------------------------------
      40,500        Medtronic, Inc.                                                         2,607,188
                    ------------------------------------------------------------------
     205,900        Merck & Co., Inc.                                                      15,262,338
                    ------------------------------------------------------------------
     108,700        Pfizer, Inc.                                                            8,994,925
                    ------------------------------------------------------------------
      86,055        Pharmacia & Upjohn, Inc.                                                3,097,980
                    ------------------------------------------------------------------
      62,600        Schering Plough Corp.                                                   4,006,400
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
(A) COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    HEALTH CARE--CONTINUED
                    ------------------------------------------------------------------
       4,000        Shared Medical Systems Corp.                                         $    193,000
                    ------------------------------------------------------------------
      13,650    (b) St. Jude Medical, Inc.                                                    539,175
                    ------------------------------------------------------------------
      36,600    (b) Tenet Healthcare Corp.                                                    764,025
                    ------------------------------------------------------------------
      10,600        U.S. Surgical Corp.                                                       443,875
                    ------------------------------------------------------------------
      31,100        United Healthcare Corp.                                                 1,177,913
                    ------------------------------------------------------------------
      45,900        Warner-Lambert Co.                                                      2,920,388
                    ------------------------------------------------------------------   ------------
                    Total                                                                  95,639,321
                    ------------------------------------------------------------------   ------------
                    PRODUCER MANUFACTURING--7.1%
                    ------------------------------------------------------------------
      47,900        Allied-Signal, Inc.                                                     3,137,450
                    ------------------------------------------------------------------
       6,200        Armstrong World Industries, Inc.                                          413,850
                    ------------------------------------------------------------------
      12,300        Case Corp.                                                                571,950
                    ------------------------------------------------------------------
      32,600        Caterpillar, Inc.                                                       2,237,175
                    ------------------------------------------------------------------
       6,700        Cincinnati Milacron, Inc.                                                 128,137
                    ------------------------------------------------------------------
      18,300        Cooper Industries, Inc.                                                   736,575
                    ------------------------------------------------------------------
       5,100        Crane Co.                                                                 237,150
                    ------------------------------------------------------------------
       6,700        Cummins Engine Co., Inc.                                                  278,887
                    ------------------------------------------------------------------
      43,700        Deere & Co.                                                             1,824,475
                    ------------------------------------------------------------------
      19,300        Dover Corp.                                                               991,537
                    ------------------------------------------------------------------
      30,300        Dresser Industries, Inc.                                                  996,112
                    ------------------------------------------------------------------
      38,000        Emerson Electric Co.                                                    3,382,000
                    ------------------------------------------------------------------
       6,300    (b) FMC Corp.                                                                 463,837
                    ------------------------------------------------------------------
     279,500        General Electric Co.                                                   27,041,625
                    ------------------------------------------------------------------
       8,400        General Signal Corp.                                                      342,300
                    ------------------------------------------------------------------
       5,900        Giddings & Lewis, Inc.                                                     69,325
                    ------------------------------------------------------------------
       7,978        Harnischfeger Industries, Inc.                                            319,120
                    ------------------------------------------------------------------
      21,400        Honeywell, Inc.                                                         1,329,475
                    ------------------------------------------------------------------
      19,900    (b) ITT Industries, Inc.                                                      462,675
                    ------------------------------------------------------------------
      20,700        Illinois Tool Works, Inc.                                               1,454,175
                    ------------------------------------------------------------------
      18,500        Ingersoll-Rand Co.                                                        770,063
                    ------------------------------------------------------------------


                                       25

FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
(A) COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    PRODUCER MANUFACTURING--CONTINUED
                    ------------------------------------------------------------------
       7,000        Johnson Controls, Inc.                                               $    511,000
                    ------------------------------------------------------------------
      19,500        Loews Corp.                                                             1,611,188
                    ------------------------------------------------------------------
      27,200        Masco Corp.                                                               853,400
                    ------------------------------------------------------------------
       9,300        McDermott International, Inc.                                             165,075
                    ------------------------------------------------------------------
      71,000        Minnesota Mining & Manufacturing Co.                                    5,440,375
                    ------------------------------------------------------------------
       1,500        NACCO Industries, Inc., Class A                                            69,375
                    ------------------------------------------------------------------
       8,000        National Service Industries, Inc.                                         276,000
                    ------------------------------------------------------------------
      12,770    (b) Navistar International Corp.                                              118,123
                    ------------------------------------------------------------------
       6,540        PACCAR, Inc.                                                              364,605
                    ------------------------------------------------------------------
      12,600        Parker-Hannifin Corp.                                                     477,225
                    ------------------------------------------------------------------
      25,200        Pitney Bowes, Inc.                                                      1,408,050
                    ------------------------------------------------------------------
       7,600        Raychem Corp.                                                             593,750
                    ------------------------------------------------------------------
      28,900        Tenneco, Inc.                                                           1,430,550
                    ------------------------------------------------------------------
      13,700        Textron, Inc.                                                           1,215,875
                    ------------------------------------------------------------------
       6,800        Thomas & Betts Corp.                                                      288,150
                    ------------------------------------------------------------------
       5,300        Timken Co.                                                                236,513
                    ------------------------------------------------------------------
       4,800        Trinova Corp.                                                             157,800
                    ------------------------------------------------------------------
      25,800        Tyco International, Ltd.                                                1,280,325
                    ------------------------------------------------------------------
      71,200        Westinghouse Electric Corp.                                             1,219,300
                    ------------------------------------------------------------------
      17,800        Whitman Corp.                                                             431,650
                    ------------------------------------------------------------------
      55,000        Xerox Corp.                                                             2,550,625
                    ------------------------------------------------------------------   ------------
                    Total                                                                  67,886,847
                    ------------------------------------------------------------------   ------------
                    RETAIL TRADE--4.5%
                    ------------------------------------------------------------------
      42,700        Albertsons, Inc.                                                        1,467,812
                    ------------------------------------------------------------------
      24,700        American Stores Co.                                                     1,021,962
                    ------------------------------------------------------------------
      17,600        Charming Shoppes, Inc.                                                     81,400
                    ------------------------------------------------------------------
      16,600        Circuit City Store, Inc.                                                  543,650
                    ------------------------------------------------------------------
      36,600        Dayton-Hudson Corp.                                                     1,267,275
                    ------------------------------------------------------------------
      19,200        Dillard Department Stores, Inc., Class A                                  609,600
                    ------------------------------------------------------------------



FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
(A) COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    RETAIL TRADE--CONTINUED
                    ------------------------------------------------------------------
      35,200    (b) Federated Department Stores, Inc.                                    $  1,161,600
                    ------------------------------------------------------------------
       5,153    (b) Footstar, Inc.                                                            113,375
                    ------------------------------------------------------------------
      48,600        Gap (The), Inc.                                                         1,409,400
                    ------------------------------------------------------------------
      10,100        Giant Foods, Inc., Class A                                                340,875
                    ------------------------------------------------------------------
       6,500        Great Atlantic & Pacific Tea Co., Inc.                                    195,000
                    ------------------------------------------------------------------
      12,300        Harcourt General, Inc.                                                    611,925
                    ------------------------------------------------------------------
      81,100        Home Depot, Inc.                                                        4,440,225
                    ------------------------------------------------------------------
      82,300        K Mart Corp.                                                              802,425
                    ------------------------------------------------------------------
      21,300    (b) Kroger Co., Inc.                                                          950,513
                    ------------------------------------------------------------------
      46,264        Limited, Inc.                                                             850,101
                    ------------------------------------------------------------------
       3,400        Longs Drug Stores Corp.                                                   152,575
                    ------------------------------------------------------------------
      29,100        Lowe's Cos., Inc.                                                       1,174,913
                    ------------------------------------------------------------------
      42,300        May Department Stores Co.                                               2,003,963
                    ------------------------------------------------------------------
      17,900        Melville Corp.                                                            666,775
                    ------------------------------------------------------------------
       6,200        Mercantile Stores Co., Inc.                                               307,675
                    ------------------------------------------------------------------
      13,800        Nordstrom, Inc.                                                           497,663
                    ------------------------------------------------------------------
      38,100        Penney (J.C.) Co., Inc.                                                 2,000,250
                    ------------------------------------------------------------------
      10,500        Pep Boys-Manny Moe & Jack                                                 367,500
                    ------------------------------------------------------------------
      33,150    (b) Price/Costco, Inc.                                                        658,856
                    ------------------------------------------------------------------
      14,200        Rite Aid Corp.                                                            482,800
                    ------------------------------------------------------------------
      66,300        Sears, Roebuck & Co.                                                    3,207,263
                    ------------------------------------------------------------------
      12,300        TJX Cos., Inc.                                                            492,000
                    ------------------------------------------------------------------
      10,565        Tandy Corp.                                                               397,508
                    ------------------------------------------------------------------
      46,300    (b) Toys "R" Us, Inc.                                                       1,568,413
                    ------------------------------------------------------------------
     388,300        Wal-Mart Stores, Inc.                                                  10,338,488
                    ------------------------------------------------------------------
      41,700        Walgreen Co.                                                            1,574,175
                    ------------------------------------------------------------------
      25,700        Winn-Dixie Stores, Inc.                                                   857,738
                    ------------------------------------------------------------------
      22,500    (b) Woolworth (F.W.) Co.                                                      472,500
                    ------------------------------------------------------------------   ------------
                    Total                                                                  43,088,193
                    ------------------------------------------------------------------   ------------




FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
(A) COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    SERVICES--5.0%
                    ------------------------------------------------------------------
      22,100        Alco Standard Corp.                                                  $  1,024,887
                    ------------------------------------------------------------------
       8,600    (b) Bally Entertainment Group                                                 259,075
                    ------------------------------------------------------------------
      17,500        Block (H&R), Inc.                                                         433,125
                    ------------------------------------------------------------------
      36,000        Browning-Ferris Industries, Inc.                                          945,000
                    ------------------------------------------------------------------
      62,475    (b) CUC International, Inc.                                                 1,530,637
                    ------------------------------------------------------------------
      26,700    (b) Darden Restaurants, Inc.                                                  223,612
                    ------------------------------------------------------------------
      14,000        Deluxe Corp.                                                              456,750
                    ------------------------------------------------------------------
     114,800        Disney (Walt) Co.                                                       7,562,450
                    ------------------------------------------------------------------
      25,900        Donnelley (R.R.) & Sons Co.                                               786,712
                    ------------------------------------------------------------------
      16,400        Dow Jones & Co.                                                           541,200
                    ------------------------------------------------------------------
      28,800        Dun & Bradstreet Corp.                                                  1,666,800
                    ------------------------------------------------------------------
       6,400        Fleming Cos., Inc.                                                        111,200
                    ------------------------------------------------------------------
      14,100        Fluor Corp.                                                               923,550
                    ------------------------------------------------------------------
       6,900        Foster Wheeler Corp.                                                      282,900
                    ------------------------------------------------------------------
      23,900        Gannett Co., Inc.                                                       1,813,412
                    ------------------------------------------------------------------
       8,600        Grainger (W.W.), Inc.                                                     637,475
                    ------------------------------------------------------------------
      20,900    (b) HFS, Inc.                                                               1,530,925
                    ------------------------------------------------------------------
       5,200        Harland (John H.) Co.                                                     161,850
                    ------------------------------------------------------------------
      17,450    (b) Harrah's Entertainment, Inc.                                              292,287
                    ------------------------------------------------------------------
      33,100        Hilton Hotels Corp.                                                     1,005,412
                    ------------------------------------------------------------------
      19,800    (b) ITT Corp.                                                                 831,600
                    ------------------------------------------------------------------
      13,800        Interpublic Group Cos., Inc.                                              669,300
                    ------------------------------------------------------------------
       6,350    (b) King World Productions, Inc.                                              228,600
                    ------------------------------------------------------------------
      16,200        Knight-Ridder, Inc.                                                       605,475
                    ------------------------------------------------------------------
      53,000        Laidlaw, Inc., Class B                                                    622,750
                    ------------------------------------------------------------------
       4,050        Luby's Cafeterias, Inc.                                                    85,050
                    ------------------------------------------------------------------
      21,700        Marriott Corp.                                                          1,234,188
                    ------------------------------------------------------------------
     118,400        McDonald's Corp.                                                        5,254,000
                    ------------------------------------------------------------------
      16,800        McGraw-Hill Cos., Inc.                                                    787,500
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
(A) COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    SERVICES--CONTINUED
                    ------------------------------------------------------------------
       4,600        Meredith Corp.                                                       $    231,150
                    ------------------------------------------------------------------
      16,900        Moore Corp. Ltd.                                                          342,225
                    ------------------------------------------------------------------
      16,500        New York Times Co., Class A                                               596,063
                    ------------------------------------------------------------------
       8,600    (b) Ryan's Family Steak Houses, Inc.                                           63,425
                    ------------------------------------------------------------------
       9,850        Safety-Kleen Corp.                                                        153,906
                    ------------------------------------------------------------------
      39,900        Service Corp. International                                             1,137,150
                    ------------------------------------------------------------------
       8,200    (b) Shoney's, Inc.                                                             60,475
                    ------------------------------------------------------------------
      11,400        Super Valu Stores, Inc.                                                   339,150
                    ------------------------------------------------------------------
      30,800        Sysco Corp.                                                             1,047,200
                    ------------------------------------------------------------------
      96,740        Time Warner, Inc.                                                       3,603,565
                    ------------------------------------------------------------------
      17,500        Times Mirror Co., Class A                                                 809,375
                    ------------------------------------------------------------------
      10,400        Tribune Co.                                                               850,200
                    ------------------------------------------------------------------
      80,200    (b) U.S. West Media Group                                                   1,253,125
                    ------------------------------------------------------------------
      60,368    (b) Viacom, Inc., Class B                                                   1,969,506
                    ------------------------------------------------------------------
      83,100        WMX Technologies, Inc.                                                  2,856,563
                    ------------------------------------------------------------------
      21,800        Wendy's International, Inc.                                               449,625
                    ------------------------------------------------------------------   ------------
                    Total                                                                  48,270,425
                    ------------------------------------------------------------------   ------------
                    TECHNOLOGY--13.3%
                    ------------------------------------------------------------------
      28,600    (b) 3Com Corp.                                                              1,934,075
                    ------------------------------------------------------------------
      37,180        AMP, Inc.                                                               1,259,472
                    ------------------------------------------------------------------
      22,900    (b) Advanced Micro Devices, Inc.                                              406,475
                    ------------------------------------------------------------------
      20,500    (b) Amdahl Corp.                                                              210,125
                    ------------------------------------------------------------------
      10,175    (b) Andrew Corp.                                                              496,031
                    ------------------------------------------------------------------
      21,100        Apple Computer, Inc.                                                      485,300
                    ------------------------------------------------------------------
      30,400    (b) Applied Materials, Inc.                                                   803,700
                    ------------------------------------------------------------------
       7,800        Autodesk, Inc.                                                            178,425
                    ------------------------------------------------------------------
      49,000        Automatic Data Processing, Inc.                                         2,039,625
                    ------------------------------------------------------------------
      31,900    (b) Bay Networks, Inc.                                                        645,975
                    ------------------------------------------------------------------
      59,000        Boeing Co.                                                              5,627,125
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
(A) COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    TECHNOLOGY--CONTINUED
                    ------------------------------------------------------------------
      12,800    (b) Cabletron Systems, Inc.                                              $    798,400
                    ------------------------------------------------------------------
      11,600    (b) Ceridian Corp.                                                            575,650
                    ------------------------------------------------------------------
     109,600    (b) Cisco Systems, Inc.                                                     6,781,500
                    ------------------------------------------------------------------
      45,600    (b) Compaq Computer Corp.                                                   3,174,900
                    ------------------------------------------------------------------
      61,675        Computer Associates International, Inc.                                 3,646,534
                    ------------------------------------------------------------------
      12,700    (b) Computer Sciences Corp.                                                   942,975
                    ------------------------------------------------------------------
      19,700    (b) DSC Communications Corp.                                                  273,337
                    ------------------------------------------------------------------
       6,600    (b) Data General Corp.                                                         98,175
                    ------------------------------------------------------------------
      15,200    (b) Dell Computer Corp.                                                     1,236,900
                    ------------------------------------------------------------------
      26,300    (b) Digital Equipment Corp.                                                   775,850
                    ------------------------------------------------------------------
       8,000        EG & G, Inc.                                                              141,000
                    ------------------------------------------------------------------
      39,200    (b) EMC Corp. Mass                                                          1,029,000
                    ------------------------------------------------------------------
      37,900        First Data Corp., Class                                                 3,022,525
                    ------------------------------------------------------------------
      10,620        General Dynamics Corp.                                                    728,797
                    ------------------------------------------------------------------
      23,200        General Instrument Corp.                                                  466,900
                    ------------------------------------------------------------------
       6,600        Harris Corp.                                                              413,325
                    ------------------------------------------------------------------
     173,100        Hewlett-Packard Co.                                                     7,638,037
                    ------------------------------------------------------------------
     139,200        Intel Corp.                                                            15,294,600
                    ------------------------------------------------------------------
       8,000    (b) Intergraph Corp.                                                           75,000
                    ------------------------------------------------------------------
      89,300        International Business Machines Corp.                                  11,519,700
                    ------------------------------------------------------------------
      23,100    (b) LSI Logic Corp.                                                           612,150
                    ------------------------------------------------------------------
      33,888        Lockheed Martin Corp.                                                   3,037,212
                    ------------------------------------------------------------------
     108,267        Lucent Technologies, Inc.                                               5,088,549
                    ------------------------------------------------------------------
      12,600        Mallinckrodt, Inc.                                                        548,100
                    ------------------------------------------------------------------
      36,400        McDonnell-Douglas Corp.                                                 1,983,800
                    ------------------------------------------------------------------
      35,300        Micron Technology, Inc.                                                   895,738
                    ------------------------------------------------------------------
     101,300    (b) Microsoft Corp.                                                        13,903,425
                    ------------------------------------------------------------------
     100,300        Motorola, Inc.                                                          4,613,800
                    ------------------------------------------------------------------
      23,400    (b) National Semiconductor Corp.                                              450,450
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
(A) COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    TECHNOLOGY--CONTINUED
                    ------------------------------------------------------------------
      43,700        Northern Telecom Ltd.                                                $  2,845,963
                    ------------------------------------------------------------------
       9,800        Northrop Corp.                                                            791,350
                    ------------------------------------------------------------------
      59,800    (b) Novell, Inc.                                                              553,150
                    ------------------------------------------------------------------
     110,750        Oracle Corp.                                                            4,686,109
                    ------------------------------------------------------------------
       7,400        Perkin-Elmer Corp.                                                        396,825
                    ------------------------------------------------------------------
      40,000        Raytheon Co.                                                            1,970,000
                    ------------------------------------------------------------------
      37,000        Rockwell International Corp.                                            2,035,000
                    ------------------------------------------------------------------
      13,000        Scientific-Atlanta, Inc.                                                  188,500
                    ------------------------------------------------------------------
      17,800    (b) Seagate Technology, Inc.                                                1,188,150
                    ------------------------------------------------------------------
      29,200    (b) Silicon Graphics, Inc.                                                    540,200
                    ------------------------------------------------------------------
      31,200    (b) Sun Microsystems, Inc.                                                  1,903,200
                    ------------------------------------------------------------------
      19,900    (b) Tandem Computers, Inc.                                                    251,238
                    ------------------------------------------------------------------
       5,600        Tektronix, Inc.                                                           219,100
                    ------------------------------------------------------------------
      15,100    (b) Tellabs, Inc.                                                           1,285,388
                    ------------------------------------------------------------------
      32,100        Texas Instruments, Inc.                                                 1,544,813
                    ------------------------------------------------------------------
      29,400    (b) Unisys Corp.                                                              183,750
                    ------------------------------------------------------------------
      20,600        United Technologies Corp.                                               2,652,250
                    ------------------------------------------------------------------   ------------
                    Total                                                                 127,087,643
                    ------------------------------------------------------------------   ------------
                    TRANSPORTATION--1.4%
                    ------------------------------------------------------------------
      15,400    (b) AMR Corp.                                                               1,293,600
                    ------------------------------------------------------------------
      25,911        Burlington Northern Santa Fe                                            2,134,419
                    ------------------------------------------------------------------
      35,800        CSX Corp.                                                               1,543,875
                    ------------------------------------------------------------------
       6,600    (b) Caliber System, Inc.                                                      111,375
                    ------------------------------------------------------------------
       7,500        Consolidated Freightways, Inc.                                            180,000
                    ------------------------------------------------------------------
      13,700        Consolidated Rail Corp.                                                 1,303,212
                    ------------------------------------------------------------------
      13,400        Delta Air Lines, Inc.                                                     949,725
                    ------------------------------------------------------------------
       9,600    (b) Federal Express Corp.                                                     772,800
                    ------------------------------------------------------------------
      21,300        Norfolk Southern Corp.                                                  1,898,363
                    ------------------------------------------------------------------
      24,500        Southwest Airlines Co.                                                    551,250
                    ------------------------------------------------------------------



FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
(A) COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    TRANSPORTATION--CONTINUED
                    ------------------------------------------------------------------
      10,800    (b) USAir Group, Inc.                                                    $    187,650
                    ------------------------------------------------------------------
      41,200        Union Pacific Corp.                                                     2,312,350
                    ------------------------------------------------------------------
       4,800        Yellow Corp.                                                               62,700
                    ------------------------------------------------------------------   ------------
                    Total                                                                  13,301,319
                    ------------------------------------------------------------------   ------------
                    UTILITIES--9.9%
                    ------------------------------------------------------------------
     272,978        AT&T Corp.                                                              9,520,108
                    ------------------------------------------------------------------
      84,500        Airtouch Communications, Inc.                                           2,207,562
                    ------------------------------------------------------------------
      32,100        Alltel Corp.                                                              979,050
                    ------------------------------------------------------------------
      31,700        American Electric Power Co., Inc.                                       1,315,550
                    ------------------------------------------------------------------
      93,000        Ameritech Corp.                                                         5,091,750
                    ------------------------------------------------------------------
      24,950        Baltimore Gas & Electric Co.                                              679,887
                    ------------------------------------------------------------------
      74,100        Bell Atlantic Corp.                                                     4,464,525
                    ------------------------------------------------------------------
     168,300        BellSouth Corp.                                                         6,858,225
                    ------------------------------------------------------------------
      25,700        Carolina Power & Light Co.                                                928,412
                    ------------------------------------------------------------------
      35,600        Central & SouthWest Corp.                                                 943,400
                    ------------------------------------------------------------------
      26,740        Cinergy Corp.                                                             885,762
                    ------------------------------------------------------------------
      17,900        Coastal Corp.                                                             769,700
                    ------------------------------------------------------------------
       9,300    (b) Columbia Gas System, Inc.                                                 564,975
                    ------------------------------------------------------------------
      39,550        Comcast Corp., Class A                                                    583,362
                    ------------------------------------------------------------------
      39,800        Consolidated Edison Co.                                                 1,164,150
                    ------------------------------------------------------------------
      16,000        Consolidated Natural Gas Co.                                              850,000
                    ------------------------------------------------------------------
      24,600        DTE Energy Co.                                                            741,075
                    ------------------------------------------------------------------
      30,150        Dominion Resources, Inc.                                                1,138,162
                    ------------------------------------------------------------------
      34,300        Duke Power Co.                                                          1,676,412
                    ------------------------------------------------------------------
       3,400        Eastern Enterprises                                                       130,900
                    ------------------------------------------------------------------
      74,200        Edison International                                                    1,465,450
                    ------------------------------------------------------------------
      42,900        Enron Corp.                                                             1,994,850
                    ------------------------------------------------------------------
      11,700        Enserch Corp.                                                             251,550
                    ------------------------------------------------------------------
      38,600        Entergy Corp.                                                           1,080,800
                    ------------------------------------------------------------------



FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
(A) COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    UTILITIES--CONTINUED
                    ------------------------------------------------------------------
      31,000        FPL Group, Inc.                                                      $  1,426,000
                    ------------------------------------------------------------------
      20,400        GPU, Inc.                                                                 670,650
                    ------------------------------------------------------------------
     163,800        GTE Corp.                                                               6,900,075
                    ------------------------------------------------------------------
      44,500        Houston Industries, Inc.                                                1,017,938
                    ------------------------------------------------------------------
     116,400        MCI Communications Corp.                                                2,924,550
                    ------------------------------------------------------------------
       8,500        NICOR, Inc.                                                               296,438
                    ------------------------------------------------------------------
      74,200        NYNEX Corp.                                                             3,301,900
                    ------------------------------------------------------------------
      24,400        Niagara Mohawk Power Corp.                                                207,400
                    ------------------------------------------------------------------
      23,200        Noram Energy Corp.                                                        356,700
                    ------------------------------------------------------------------
      11,600        Northern States Power Co.                                                 545,200
                    ------------------------------------------------------------------
      25,800        Ohio Edison Co.                                                           538,575
                    ------------------------------------------------------------------
       4,600        Oneok, Inc.                                                               123,625
                    ------------------------------------------------------------------
      27,300        P P & L Resources, Inc.                                                   638,138
                    ------------------------------------------------------------------
      14,400        Pacific Enterprises                                                       442,800
                    ------------------------------------------------------------------
      70,400        Pacific Gas & Electric Co.                                              1,654,400
                    ------------------------------------------------------------------
      72,500        Pacific Telesis Group                                                   2,465,000
                    ------------------------------------------------------------------
      49,800        Pacificorp                                                              1,052,025
                    ------------------------------------------------------------------
      25,600        Panenergy Corp.                                                           985,600
                    ------------------------------------------------------------------
      37,700        Peco Energy Co.                                                           951,925
                    ------------------------------------------------------------------
       5,900        Peoples Energy Corp.                                                      207,975
                    ------------------------------------------------------------------
      41,400        Public Service Enterprises Group, Inc.                                  1,112,625
                    ------------------------------------------------------------------
     103,100        SBC Communications, Inc.                                                5,013,238
                    ------------------------------------------------------------------
      14,600        Sonat, Inc.                                                               719,050
                    ------------------------------------------------------------------
     114,000        Southern Co.                                                            2,522,250
                    ------------------------------------------------------------------
      72,900        Sprint Corp.                                                            2,861,325
                    ------------------------------------------------------------------
     110,500    (b) Tele-Communications, Inc., Class A                                      1,374,344
                    ------------------------------------------------------------------
      38,000        Texas Utilities Co.                                                     1,539,000
                    ------------------------------------------------------------------
      80,900        U.S. West, Inc.                                                         2,457,338
                    ------------------------------------------------------------------
      36,500        Unicom Corp.                                                              949,000
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
(A) COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   -------------------------------------------------------------------
     17,300        Union Electric Co.                                                     $   668,213
                   -------------------------------------------------------------------
     17,800        Williams Cos., Inc. (The)                                                  930,050
                   -------------------------------------------------------------------
     65,700    (b) WorldCom, Inc.                                                           1,601,438
                   -------------------------------------------------------------------   ------------
                   Total                                                                   94,740,402
                   -------------------------------------------------------------------   ------------



                   TOTAL COMMON STOCKS (IDENTIFIED COST $716,745,029)                     903,527,629
                   -------------------------------------------------------------------   ------------





FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                                                    VALUE
-----------        -------------------------------------------------------------------   ------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------------
                   HEALTH CARE--0.0%
                   -------------------------------------------------------------------
     16,600        Fresenius Medical Care, Pfd. (identified cost $2,158)                 $      2,158
                   -------------------------------------------------------------------   ------------
                                      (C) SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--0.3%
--------------------------------------------------------------------------------------
$ 3,000,000        United States Treasury Bill, 12/12/1996 (at amortized cost)              2,983,710
                   -------------------------------------------------------------------   ------------
                                                        (D) REPURCHASE AGREEMENT--4.9%
--------------------------------------------------------------------------------------
 47,060,000        BT Securities Corporation, 5.55%, dated 10/31/1996, due 11/1/1996
                   (at amortized cost)                                                     47,060,000
                   -------------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $766,790,897)(E)                   $953,573,497
                   -------------------------------------------------------------------   ------------



(a) The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $54,288,225 at October 31, 1996, which represents 5.7% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 99.9%.


(b) Non-income producing security.


(c) Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long future contracts.



(d) The repurchase agreement is fully collateralized by U.S. government obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.



(e) The cost of investments for federal tax purposes amounts to $770,852,500. The net unrealized appreciation of investments on a federal tax basis amounts to $182,720,997 which is comprised of $200,408,679 appreciation and $17,687,682 depreciation at October 31, 1996.


Note: The categories of investments are shown as a percentage of net assets
      ($958,871,268) at October 31, 1996.


The following acronym is used throughout this portfolio:


ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)



FEDERATED MAX-CAP FUND


STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1996
--------------------------------------------------------------------------------


ASSETS:
-----------------------------------------------------------------------------------
Total investments in securities, at value
(identified cost $766,790,897 and tax cost, $770,852,500)                              $953,573,497
-----------------------------------------------------------------------------------
Income receivable                                                                         1,288,713
-----------------------------------------------------------------------------------
Receivable for shares sold                                                                6,581,722
-----------------------------------------------------------------------------------
Receivable for daily variation margin                                                       506,325
-----------------------------------------------------------------------------------
Deferred expenses                                                                               250
-----------------------------------------------------------------------------------    ------------
   Total assets                                                                         961,950,507
-----------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------
Payable for shares redeemed                                              $2,194,180
----------------------------------------------------------------------
Payable to Bank                                                             732,363
----------------------------------------------------------------------
Accrued expenses                                                            155,996
----------------------------------------------------------------------   ----------
   Total liabilities                                                                      3,082,539
-----------------------------------------------------------------------------------    ------------
Net Assets for 61,910,559 shares outstanding                                           $958,867,968
-----------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------
Paid in capital                                                                        $758,324,717
-----------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures contracts                        187,890,281
-----------------------------------------------------------------------------------
Accumulated net realized gain on investments and futures contracts                       10,050,910
-----------------------------------------------------------------------------------
Undistributed net investment income                                                       2,602,060
-----------------------------------------------------------------------------------    ------------
   Total Net Assets                                                                    $958,867,968
-----------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-----------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
-----------------------------------------------------------------------------------
$900,127,417 / 58,112,325 shares outstanding                                                 $15.49
-----------------------------------------------------------------------------------    ------------
INSTITUTIONAL SERVICE SHARES:
-----------------------------------------------------------------------------------
$58,740,551 / 3,798,234 shares outstanding                                                   $15.47
-----------------------------------------------------------------------------------    ------------



(See Notes which are an integral part of the Financial Statements)

                                       36

FEDERATED MAX-CAP FUND

STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------


INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends                                                                                              $ 16,176,146
---------------------------------------------------------------------------------------------------
Interest                                                                                                  3,870,897
---------------------------------------------------------------------------------------------------     -----------
    Total income                                                                                         20,047,043
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------
Management fee                                                                          $ 2,312,405
------------------------------------------------------------------------------------
Custodian fees                                                                              115,427
------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    110,497
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    11,183
------------------------------------------------------------------------------------
Auditing fees                                                                                14,061
------------------------------------------------------------------------------------
Legal fees                                                                                    7,471
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                   129,749
------------------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                                     128,016
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                            1,820,325
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                      106,680
------------------------------------------------------------------------------------
Share registration costs                                                                    103,533
------------------------------------------------------------------------------------
Printing and postage                                                                         51,744
------------------------------------------------------------------------------------
Insurance premiums                                                                           10,215
------------------------------------------------------------------------------------
Taxes                                                                                        43,743
------------------------------------------------------------------------------------
Miscellaneous                                                                                 3,788
------------------------------------------------------------------------------------     ----------
    Total expenses                                                                        4,968,837
------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------------------
  Waiver of Management fee                                               $  (490,571)
----------------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service Shares          (99,098)
----------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                (1,820,325)
----------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service Shares            (7,582)
----------------------------------------------------------------------    ----------
    Total waivers                                                                        (2,417,576)
------------------------------------------------------------------------------------     ----------
        Net expenses                                                                                      2,551,261
---------------------------------------------------------------------------------------------------     -----------
             Net investment income                                                                       17,495,782
---------------------------------------------------------------------------------------------------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
---------------------------------------------------------------------------------------------------
Net realized gain on investments and future contracts                                                    13,947,611
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and futures contracts                              134,550,523
---------------------------------------------------------------------------------------------------     -----------
    Net realized and unrealized gain on investments and futures contracts                               148,498,134
---------------------------------------------------------------------------------------------------     -----------
        Change in net assets resulting from operations                                                 $165,993,916
---------------------------------------------------------------------------------------------------     -----------



(See Notes which are an integral part of the Financial Statements)



FEDERATED MAX-CAP FUND


STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                         YEAR ENDED OCTOBER 31,
                                                                     ------------------------------
                                                                         1996             1995
                                                                     -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------
Net investment income                                                $  17,495,782    $  16,679,223
------------------------------------------------------------------
Net realized gain (loss) on investments and futures contracts
($14,649,222 and $103,347,377 net gains, respectively, as computed
for federal tax purposes)                                               13,947,611       99,787,657
------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                   134,550,523       21,104,700
------------------------------------------------------------------   -------------    -------------
     Change in net assets resulting from operations                    165,993,916      137,571,580
------------------------------------------------------------------   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------
Distributions from net investment income
------------------------------------------------------------------
  Institutional Shares                                                 (17,109,255)     (14,071,338)
------------------------------------------------------------------
  Institutional Service Shares                                            (847,955)        (505,602)
------------------------------------------------------------------
Distributions from net realized gains on investments and futures contracts
------------------------------------------------------------------
  Institutional Shares                                                 (98,597,371)        (729,209)
------------------------------------------------------------------
  Institutional Service Shares                                          (4,696,377)         (14,188)
------------------------------------------------------------------   -------------    -------------
     Change in net assets resulting from distributions to
      shareholders                                                    (121,250,958)     (15,320,337)
------------------------------------------------------------------   -------------    -------------
SHARE TRANSACTIONS--
------------------------------------------------------------------
Proceeds from sale of shares                                           680,420,450      374,533,702
------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                  65,168,316        6,003,498
------------------------------------------------------------------
Cost of shares redeemed                                               (545,896,207)    (240,788,349)
------------------------------------------------------------------   -------------    -------------
     Change in net assets resulting from share transactions            199,692,559      139,748,851
------------------------------------------------------------------   -------------    -------------
          Change in net assets                                         244,435,517      262,000,094
------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------
Beginning of period                                                    714,432,451      452,432,357
------------------------------------------------------------------   -------------    -------------
End of period (including undistributed net investment income of
$2,602,060 and $3,063,488, respectively)                             $ 958,867,968    $ 714,432,451
------------------------------------------------------------------   -------------    -------------



(See Notes which are an integral part of the Financial Statements)



FEDERATED MAX-CAP FUND


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION


Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. (The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Index.)



Effective December 5, 1994, the Board of Trustees ("Trustees") changed the name of the Fund from Max-Cap Fund to Federated Max-Cap Fund.


(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.


     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.


     REPURCHASE AND REVERSE REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue



FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

     Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.


     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended October 31, 1996, the Fund had realized gains of $12,785,868 on futures contracts.



     Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At October 31, 1996, the Fund had outstanding futures contracts as set forth below:



                                                                                  UNREALIZED
                                    CONTRACTS TO                                 APPRECIATION
        EXPIRATION DATE           DELIVER/RECEIVE               POSITION        (DEPRECIATION)
        ----------------   ------------------------------   ----------------   ----------------
        December 1996        153 S&P 500 Index Futures            Long            $1,107,681



     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.



FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


                                                                    YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------------
                                                            1996                              1995
                                                ----------------------------      ----------------------------
            INSTITUTIONAL SHARES                  SHARES          AMOUNT            SHARES          AMOUNT
---------------------------------------------   -----------    -------------      -----------    -------------
Shares sold                                      42,819,916    $ 622,123,488       26,132,335    $ 343,592,917
---------------------------------------------
Shares issued to shareholders in
payment of distributions declared                 4,444,520       60,563,340          420,935        5,512,947
---------------------------------------------
Shares redeemed                                 (35,228,936)    (503,599,044)     (17,407,051)    (230,818,438)
---------------------------------------------   -----------    -------------      -----------    -------------
  Net change resulting from Institutional
  Share transactions                             12,035,500    $ 179,087,784        9,146,219    $ 118,287,426
---------------------------------------------   -----------    -------------      -----------    -------------




                                                                    YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------------
                                                            1996                              1995
                                                ----------------------------      ----------------------------
        INSTITUTIONAL SERVICE SHARES              SHARES          AMOUNT            SHARES          AMOUNT
---------------------------------------------   -----------    -------------      -----------    -------------
Shares sold                                       4,027,604    $  58,296,962        2,368,216    $  30,940,785
---------------------------------------------
Shares issued to shareholders in
payment of distributions declared                   337,876        4,604,976           36,486          490,551
---------------------------------------------
Shares redeemed                                  (2,957,950)     (42,297,163)        (730,897)      (9,969,911)
---------------------------------------------   -----------    -------------      -----------    -------------
  Net change resulting from Institutional
  Service Shares transactions                     1,407,530    $  20,604,775        1,673,805    $  21,461,425
---------------------------------------------   -----------    -------------      -----------    -------------
    Net change resulting from fund share
    transactions                                 13,443,030    $ 199,692,559       10,820,024    $ 139,748,851
---------------------------------------------   -----------    -------------      -----------    -------------



(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


MANAGEMENT FEE--Federated Management, the Fund's manger (the "Manager"), receives for its services an annual management fee equal to 0.30% of the Fund's average daily net assets. The Manager has entered into a sub-management contract with ANB Investment Management and Trust Company ("Sub-Manager"). The Manager shall pay the Sub-Manager a management fee based on the average daily net assets of the Fund as follows: 0.05% on the first $100 million, 0.02% on the next $100 million, and 0.01% thereafter. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.



SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for




FEDERATED MAX-CAP FUND

--------------------------------------------------------------------------------


the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. Federated Shareholder Services can modify or terminate this voluntary waiver at any time at its sole discretion. For the fiscal year ended October 31, 1996 Institutional Shares fully waived its shareholder service fee.


DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.


PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1996, were as follows:


----------------------------------------------------------------------------------
PURCHASES                                                                            $203,364,802
----------------------------------------------------------------------------------   ------------
SALES                                                                                $ 19,949,485
----------------------------------------------------------------------------------   ------------





REPORT OF ERNST & YOUNG LLP,



INDEPENDENT AUDITORS

--------------------------------------------------------------------------------


To the Trustees and Shareholders of



FEDERATED INDEX TRUST:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Max-Cap Fund (a portfolio of Federated Index Trust), as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights (see pages 2 and 15 of this prospectus) for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Max-Cap Fund of Federated Index Trust at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles.



                                                               ERNST & YOUNG LLP



Pittsburgh, Pennsylvania


December 16, 1996




ADDRESSES

--------------------------------------------------------------------------------

                Federated Max-Cap Fund                 Federated Investors Tower
                Institutional Service Shares           Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.             Federated Investors Tower
                                                       Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------
Manager
                Federated Management                   Federated Investors Tower
                                                       Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------
Sub-Manager
                ANB Investment Management              One North LaSalle Street
                and Trust Co.                          Chicago, Illinois 60690
------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                  P.O. Box 8600
                Trust Company                          Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services         P.O. Box 8600
                Company                                Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                      One Oxford Centre
                                                       Pittsburgh, Pennsylvania 15219
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                                      FEDERATED MAX-CAP FUND
                                      (A PORTFOLIO OF FEDERATED INDEX TRUST)
                                      INSTITUTIONAL SERVICE SHARES
                                      PROSPECTUS

                                      An Open-End, Diversified
                                      Management Investment Company


                                      Prospectus dated December 31, 1996


LOGO

       Cusip 31420E403

       0032104A-SS (12/96)


                            FEDERATED MAX-CAP FUND
                    (A PORTFOLIO OF FEDERATED INDEX TRUST)
                             INSTITUTIONAL SHARES
                         INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
      The Institutional Shares and Institutional Service Shares of
   Federated Max-Cap Fund (the "Fund") (a portfolio of Federated Index
   Trust) represent interests in a diversified portfolio of securities.
   This Statement of Additional Information should be read with the respective prospectus for Institutional Shares and Institutional
   Service Shares dated December 31, 1996. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                      Statement dated December 31, 1996


FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA 15222-3779


Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 31420E106
Cusip 31420E403
0032104B (12/96)


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GENERAL INFORMATION ABOUT THE FUND                  1

INVESTMENT OBJECTIVE AND POLICIES                   1

 Types of Investments                               1
 When-Issued and Delayed Delivery Transactions      3
 Lending of Portfolio Securities                    3
 Reverse Repurchase Agreements                      3
 Portfolio Turnover                                 3
INVESTMENT LIMITATIONS                              3

FEDERATED INDEX TRUST MANAGEMENT                    6

 Fund Ownership                                    10
 Trustees' Compensation                            11
 Trustee Liability                                 12
MANAGEMENT SERVICES                                12

 Managers to the Fund                              12
 Management Fees                                   12
 Other Related Services                            12
BROKERAGE TRANSACTIONS                             13

OTHER SERVICES                                     13

 Custodian and Portfolio Accountant                13
 Transfer Agent                                    13
 Independent Auditors                              13


PURCHASING SHARES                                  13

 Distribution Plan (Institutional Service Shares) and
  Shareholder Services                             13
 Conversion to Federal Funds                       14
DETERMINING NET ASSET VALUE                        14

 Determining Market Value of Securities            14
REDEEMING SHARES                                   14

 Redemption in Kind                                14
MASSACHUSETTS PARTNERSHIP LAW                      15

TAX STATUS                                         15

 The Fund's Tax Status                             15
 Shareholders' Tax Status                          15
 Capital Gains                                     15
TOTAL RETURN                                       15

YIELD                                              16

PERFORMANCE COMPARISONS                            16

 Economic and Market Information                   17
ABOUT FEDERATED INVESTORS                          17

STANDARD & POOR'S RATINGS GROUP                    18



GENERAL INFORMATION ABOUT THE FUND

Federated Max-Cap Fund is a portfolio of Federated Index Trust (the
"Trust"), which was established as a Massachusetts business trust under a
Declaration of Trust dated January 30, 1990.  On December 5, 1994, the
Trustees changed the name of the Fund from the Max-Cap Fund to the
Federated Max-Cap Fund.  Shares of the Fund are offered in two classes, known as Institutional Shares and Institutional Service Shares
(individually and collectively referred to as "Shares").    This Statement
of Additional Information relates to the Shares of the Fund.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard &
Poor's 500 Composite Stock Price Index. The investment objective cannot be changed without approval of shareholders. The policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
TYPES OF INVESTMENTS
In addition to the common stocks described in the prospectus, the Fund may also invest in money market instruments and U.S. government obligations and securities in such proportions as, in the judgment of the managers, prevailing market conditions warrant.
   MONEY MARKET INSTRUMENTS
     The Fund may invest in the following money market instruments:
     oinstruments of domestic and foreign banks and savings associations having capital, surplus, and undivided profits of over $100,000,000,


     or if the principal amount of the instrument is insured in full by the
     Federal Deposit Insurance Corporation; and
     oprime commercial paper (rated A-1 by Standard and Poor's Ratings
     Group, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch
     Investors Service).
   REPURCHASE AGREEMENTS
     When purchasing U.S. government securities pursuant to repurchase agreements, in the event that a defaulting seller of the securities filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The
     Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's managers to be creditworthy pursuant to guidelines established by the Trustees. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily.
   U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as
     U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;


     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or othe credit of the agency or instrumentality issuing the obligations.
     Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oThe Farm Credit System, including the National Bank for Cooperatives,
     Farm Credit Banks, and Banks for Cooperatives;
     oFederal Home Loan Banks;
     oFarmers Home Administration; and
     oFederal National Mortgage Association
   VARIABLE RATE U.S. GOVERNMENT SECURITIES
     In the case of certain U.S. government securities purchased by the Fund that carry variable interest rates, these rates will reduce the changes in the market value of such securities from their original purchase prices.
     Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S.
     government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.
   STOCK INDEX FUTURES AND OPTIONS
     The Fund may utilize stock index futures contracts and options on stocks, stock indices and stock index futures contracts for the purposes of managing cash flows into and out of the Fund's portfolio and potentially reducing transactional costs. The Fund may not use stock index futures contracts and options for speculative purposes.
     As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio through the purchase of listed put options on stocks, stock indices, and stock index futures contracts. These options will be used only as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. Put options on stock indices are similar to put options on stocks except for the delivery requirements. Instead of giving the Fund the right to make delivery of stock at a specified price, a put option on a stock index gives the Fund, as holder, the right to receive an amount of cash upon exercise of the option.
     The Fund may also write covered call options. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.
     The Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.
     The Fund may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made.
     There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration. The Fund, when purchasing or selling a futures contract, will initially be required to deposit in a segregated account in the broker's name with the Fund's custodian an amount of cash or U.S. government securities approximately equal to 5-10% of the contract value. This amount is known as "initial margin", and it is subject to change by the exchange or board of trade on which the contract is traded. Subsequent payments to and from the broker are made on a daily basis as the price of the index or the securities underlying the futures contract fluctuates.
     These payments are known as "variation margins", and the fluctuation in value of the long and short positions in the futures contract is a process referred to as "marking to market." The Fund may decide to close its position on a contract at any time prior to the contract's expiration. This is accomplished by the Fund taking an opposite position at the then prevailing price, thereby terminating its existing position in the contract. Because both the initial and variation margin resemble a performance bond or good faith deposit on the contract, they are returned to the Fund upon the termination of the contract, assuming that all contractual obligations have been satisfied. Therefore, the margin utilized in futures contracts is readily distinguishable from the margin employed in security transactions, since futures contracts margin does not involve the borrowing of funds to finance the transaction.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
LENDING OF PORTFOLIO SECURITIES
The Fund may lend its portfolio securities up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the sub-manager has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund.
During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.


REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. A reverse repurchase transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and maintained until the transaction is settled.
PORTFOLIO TURNOVER
   The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended
October 31, 1996 and October 31, 1995, the portfolio turnover rates for the Fund were 3% and 57%, respectively.
INVESTMENT LIMITATIONS

INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities. However, the Fund may purchase put options on stock index futures, put options on financial futures, and stock index futures contracts.


SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures and put options on financial futures, but may obtain such short-term credits as are necessary for the clearance of transactions.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets except portfolio securities, the market value of which does not exceed one-third of the total value of the Fund's assets. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or the Declaration of Trust of the Trust.
UNDERWRITING
The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF
THE TRUST
The Fund will not purchase or retain the securities of any issuer in which the Officers and Trustees of the Trust or the Fund's investment adviser own a substantial financial interest.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities, except as permitted by its investment objective and policies, and except that the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure the completion of the reverse repurchase agreements.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the borrowing.
DIVERSIFICATION OF INVESTMENTS
The Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except U.S. government securities, or invest in more than 10% of the voting securities of one issuer.
CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in securities of companies in any one industry. However, investing in U.S.
government obligations shall not be considered investing in any one industry.
INVESTING IN REAL ESTATE
The Fund will not buy or sell real estate, although it may invest in the marketable securities of companies whose business involves the purchase or sale of real estate or in marketable securities which are secured by real estate or interests in real estate.
INVESTING IN RESTRICTED SECURITIES
   The Fund will not invest in securities subject to restrictions on resale under the federal securities laws, unless the securities are determined by the Fund's manager to be liquid under criteria established by the Fund's
Trustees. The Fund will not invest more than 5% of its total assets in restricted securities.
The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
WRITING COVERED CALL OPTIONS
The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
INVESTING IN PUT OPTIONS
The Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.
   ACQUIRING SECURITIES
The Fund will not purchase securities of other investment companies except to the extent permitted by the Investment Company Act of 1940, or except as part of a merger, consolidation, or other acquisition. It will not invest in securities for the purpose of exercising control or management.


INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 15% of its net assets in securities which are illiquid, including certain restricted securities not determined by the Trustees to be liquid and repurchase agreements providing for settlement more than seven days after notice.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the past fiscal year and does not expect to do so during the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S.
branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items".


   FEDERATED INDEX TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Index Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee


Chairman and Trustee, Federated Investors, Federated Advisers, Federated
Management, and Federated Research; Chairman and Director, Federated
Research Corp. and Federated Global Research Corp.; Chairman, Passport
Research, Ltd.; Chief Executive Officer and Director or Trustee of the
Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior
Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee,
University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property
Management, Inc. and Northgate Village Development Corporation; Director or
Trustee of the Funds.




William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.;
formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.;
Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated
Management, and Federated Research; President and Director, Federated
Research Corp. and Federated Global Research Corp.; President, Passport
Research, Ltd.; Trustee, Federated Shareholder Services Company, and
Federated Shareholder Services; Director, Federated Services Company;
President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd
571 Hayward Mill Road


Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director,
University of Pittsburgh Medical Center - Downtown; Member, Board of
Directors, University of Pittsburgh Medical Center; formerly, Hematologist,
Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park
Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western
Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts;
formerly, President, State Street Bank and Trust Company and State Street
Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare,
Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the
Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica,
Murray and Hogue; Director or Trustee of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie
Endowment for International Peace, RAND Corporation, Online Computer
Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh;
Founding Chairman, National Advisory Council for Environmental Policy and
Technology, Federal Emergency Management Advisory Board and Czech
Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's
Guild; Restaurant Consultant, Frick Art & History Center; Conference
Coordinator, University of Pittsburgh Art History Department; Director or
Trustee of the Funds.


Glen R. Johnson
Federated Investors Tower


Pittsburgh, PA
Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President,
Federated Advisers, Federated Management, Federated Research, Federated
Research Corp., Federated Global Research Corp. and Passport Research,
Ltd.; Executive Vice President and Director, Federated Securities Corp.;
Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors;
Trustee, Federated Advisers, Federated Management, and Federated Research;


Director, Federated Research Corp. and Federated Global Research Corp.;
Trustee, Federated Shareholder Services Company; Director, Federated
Services Company; President and Trustee, Federated Shareholder Services;
Director, Federated Securities Corp.; Executive Vice President and
Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and
Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.




   As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow
Funds; Automated Government Money Trust; Blanchard Funds; Blanchard
Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ;


DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust;
Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American
Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated
Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities,
Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.;
Federated Government Trust; Federated High Income Bond Fund, Inc.;
Federated High Yield Trust; Federated Income Securities Trust; Federated
Income Trust; Federated Index Trust; Federated Institutional Trust;
Federated Insurance Series; Federated Investment Portfolios; Federated
Investment Trust; Federated Master Trust; Federated Municipal Opportunities
Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal
Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S.
Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock
Trust; Federated Tax-Free Trust; Federated Total  Return Series, Inc.;
Federated U.S. Government Bond Fund; Federated U.S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years;
Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility
Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield
Cash Trust; Intermediate Municipal Trust; International Series, Inc.;
Investment Series Funds, Inc.; Investment Series Trust; Liberty  Term
Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash
Trust; Managed Series Trust; Money Market Management, Inc.; Money Market
Obligations Trust; Money Market Trust; Municipal Securities Income Trust;
Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration
Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds;
The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions;
Trust for Government Cash Reserves; Trust for Short-Term U.S. Government
Securities; Trust for U.S. Treasury Obligations; and World Investment
Series, Inc.


FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of December 4, 1996, the following shareholders of record owned 5% or more of the Institutional Shares of the Fund: Mitra & Co., Milwaukee, WI, owned approximately 7,051,213 shares (12.23%); and Union Planters National
Bank, Memphis, TN, owned approximately 6,714,086 shares (11.65%).
As of December 4, 1996, the following shareholders of record owned 5% or more of the Institutional Service Shares of the Fund: Texas Commerce Bank as Trustee for Defined Contribution Plans, Houston, TX, owned approximately
513,717 shares (11.61%); Dubuque Bank & Trust Company, Dubuque, IA, owned approximately 262,937 shares (5.94%); Community First National Bank RPO
Community First Bankshares, Fargo, ND, owned approximately 352,791 shares
(7.97%); and Federated Bank & Trust Trustee RPO Beneficial Life Insurance
Co., Pittsburgh, PA, owned approximately 245,168 shares (5.54%).




   TRUSTEES' COMPENSATION


                      AGGREGATE
NAME ,                COMPENSATION
POSITION WITH         FROM              TOTAL COMPENSATION PAID
TRUST                 TRUST*#           FROM FUND COMPLEX +


John F. Donahue       $ -0-             $-0- for the Trust  and
Chairman and Trustee                    54 other investment companies in
the Fund                                Complex



J. Christopher Donahue$ -0-             $-0- for the Trust  and
Executive Vice President                     16 other investment companies
in the Fund andTrustee                  Complex

Thomas G. Bigley++    $1,853.85         $86,331 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

John T. Conroy, Jr.   $2,025.23         $115,760 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

William J. Copeland   $2,025.23         $115,760 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

James E. Dowd         $2,025.23         $115,760 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

Lawrence D. Ellis, M.D.                 $1,853.85 $104,898 for the Trust
and
Trustee                                 54 other investment companies in
the Fund                                Complex

Edward L. Flaherty, Jr.                 $2,025.23 $115,760 for the Trust
and


Trustee                                 54 other investment companies in
the Fund                                Complex

Peter E. Madden       $1,853.85         $104,898 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

Gregor F. Meyer       $1,853.85         $104,898 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

John E. Murray, Jr.   $1,853.85         $104,898 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex


TRUSTEES' COMPENSATION (CONT'D.)

Wesley W. Posvar      $1,853.85         $104,898 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

Marjorie P. Smuts     $1,853.85         $104,898 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex


*Information is furnished for the fiscal year ended October 31, 1996.


#The aggregate compensation is provided for the Trust which is comprised of three portfolios.
+The information is provided for the last calendar year.
++Mr. Bigley served on 39 investment companies in the Federated Funds
Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
MANAGEMENT SERVICES

MANAGERS TO THE FUND
The Fund's manager is Federated Management.  It is a subsidiary of
Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Fund's sub-manager is ANB Investment Management and Trust Company
("ANB"). It is a wholly-owned subsidiary of First Chicago Investment
Management Company. First Chicago Investment Management Company is a
wholly-owned subsidiary of First National Bank of Chicago, which in turn,
is a wholly-owned subsidiary of First    Chicago  NBD Corporation.  The
sub-manager's directors are Alan F. Delp, J. Stephen Baine, Thomas P.
Michaels,
David P. Bogler, Stephen P. Manus, Neil R. Wright, Terrall J. Janeway and
P. James Kartalia. The officers of ANB are Alan F. Delp, Chairman, Stephen


P. Manus, President, Neil R. Wright, Chief Investment Officer, and Thomas
P. Michaels, Secretary and Treasurer.
Neither the manager nor the sub-manager shall be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by the manager or sub-manager, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon either of them by their respective management contracts.
MANAGEMENT FEES
For its management services, Federated Management receives an annual fee as described in the prospectus. ANB receives an annual fee for its services as described in the prospectus, which will be paid by the manager, based on the Fund's average daily net assets.
   For the fiscal years ended October 31, 1996, 1995 and 1994, the manager earned $2,312,405, $1,727,669 and $1,287,529, respectively, of which
$490,571, $433,282 and $289,795, respectively, was voluntarily waived due to undertakings to limit the Fund's expenses.
OTHER RELATED SERVICES
Affiliates of the manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities
Corp.
BROKERAGE TRANSACTIONS

The managers may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the managers and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the managers or their affiliates in advising the Fund and other accounts.
To the extent that receipt of these services may supplant services for which the managers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The managers and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
   During the fiscal years ended October 31, 1996, 1995 and 1994, the Fund paid total brokerage commissions of $48,476, $35,334 and $20,905, respectively.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the managers, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the managers are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the managers to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

   CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company,


Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Funds's portfolio investments.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent Federated
Shareholder Services Company, maintains all necessary shareholder records.
For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh,
Pennsylvania.
PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing
Shares is explained in the respective prospectus under "Investing in Institutional Shares" or "Investing in Institutional Service Shares."
   DISTRIBUTION PLAN (INSTITUTIONAL SERVICE SHARES) AND SHAREHOLDER
SERVICES
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Plan (Institutional Service Shares only), the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended October 31, 1996, the Fund paid shareholder services fees in the amount of $1,820,325, all of which was waived, for Institutional Shares.
For the fiscal year ended October 31, 1996, payment in the amount of $128,016, of which $99,098 was waived, was made pursuant to the Plan for Institutional Service Shares. In addition, the Fund paid shareholder services fees in the amount of $106,680, of which $7,582 was waived for Institutional Service Shares.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.


DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value for each class of Shares is calculated by the Fund are described in the respective prospectus.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
ofor equity securities, according to the last sale price on a national securities exchange, if available;
oin the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
ofor bonds and other fixed income securities, at the last sale price on a national securities exchange if available, otherwise as determined by an independent pricing service;
ofor short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or ofor all other securities, at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value stock index futures contracts, options on stock and stock indices and put options on stock index futures and financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.
REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after State
Street Bank receives the redemption request. Redemption procedures are explained in the respective prospectus under "Redeeming Institutional
Shares" or "Redeeming Institutional Service Shares."
REDEMPTION IN KIND
Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Fund has elected to be governed by Rule 18f-1 of the Investment Company
Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
 MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust enters into on behalf of the Fund.


In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund.
Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because the Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
oderive less than 30% of its gross income from the sale of securities held less than three months;
oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.


CAPITAL GAINS
Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
TOTAL RETURN

   The Fund's average annual total return for Institutional Shares for the one-year, five-year periods ended October 31, 1996 and for the period from July 2, 1990 (date of initial public investment) to October 31, 1996 was
23.71%, 15.12% and 14.40%, respectively.
The Fund's average annual total return for Institutional Service Shares for the one-year period ended October 31, 1996 and for the period from September 6, 1993 (date of initial public investment) to October 31, 1996 was 23.39% and 16.72%, respectively.
The average annual total return for each class of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.
YIELD

   The SEC yields for Institutional Shares and for Institutional Service
Shares of the Fund for the thirty-day period ended October 31, 1996, were 1.95% and 1.66%, respectively.


The yield for each class of shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
oportfolio quality;
oaverage portfolio maturity;
otype of instruments in which the portfolio is invested;
ochanges in interest rates and market value of portfolio securities;
ochanges in Fund expenses;
othe relative amount of Fund cash flow; and ovarious other factors.
The performance of each class of Shares fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.


Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
oLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.
oDOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA's index movements are leading economic indicators for the stock market as a whole.
oSTANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.


oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for each class of shares may quote total returns which are calculated on nonstandardized base periods.
These total returns also represent the historic change in the value of an investment in either class of shares based on quarterly reinvestment of dividends over a specified period of time.
   Advertising and other promotional literature may include charts, graphs or other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.


ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research.
Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. The traders handle trillions of dollars in annual trading volume.
In the equity sector, Federated Investors has more than 25 years' experience. As of December 31, 1995, Federated Investors managed 22 equity funds totaling approximately $5.4 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles.
Federated Investor's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*


Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management.
Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R.
Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer
Division.
*source:  Investment Company Institute


STANDARD & POOR'S RATINGS GROUP

The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's Ratings Group ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Federated
Securities Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund.
S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P does not guarantee the accuracy and/or the completeness of the S&P 500
Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages


(including lost profits), even if notified of the possibility of such damages.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEDERATED MID-CAP FUND
(A PORTFOLIO OF FEDERATED INDEX TRUST)
PROSPECTUS

Federated Index Trust (the "Trust") is an open-end, management investment company (a mutual fund). Federated Mid-Cap Fund (the "Fund"), a portfolio of the Trust, seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (the "Index"). The Fund is neither sponsored by nor affiliated with Standard & Poor's Ratings Group.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY
BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE
FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER
GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS,
INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information, dated December


31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.



Prospectus dated December 31, 1996



                               TABLE OF CONTENTS



Summary of Fund Expenses.......................................................1





Financial Highlights...........................................................2



General Information............................................................3



Investment Information.........................................................3


  Investment Objective.........................................................3


  Investment Policies..........................................................3


  Investment Risks.............................................................6


  Investment Limitations.......................................................6



Federated Index Trust Information..............................................7




  Management of the Trust......................................................7


  Distribution of Fund Shares..................................................9


  Fund Administration..........................................................9



Net Asset Value...............................................................10



Investing in the Fund.........................................................10


  Share Purchases.............................................................10


  Minimum Investment Required.................................................10


  What Shares Cost............................................................10


  Exchanging Securities for Fund Shares.......................................11




  Certificates and Confirmations..............................................11


  Dividends...................................................................11


  Capital Gains...............................................................11



Redeeming Shares..............................................................11


  Telephone Redemption........................................................11


  Written Requests............................................................12


  Accounts with Low Balances..................................................12



Shareholder Information.......................................................12


  Voting Rights...............................................................12





Tax Information...............................................................13


  Federal Income Tax..........................................................13


  State and Local Taxes.......................................................13



Performance Information.......................................................13



Financial Statements..........................................................14



Report of Ernst & Young LLP,
  Independent Auditors........................................................38



Addresses.....................................................................39


                            SUMMARY OF FUND EXPENSES



                             FEDERATED MID-CAP FUND




                                 SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)....................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)..................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................     None
Exchange Fee.............................................................................     None
                                    ANNUAL OPERATING EXPENSES
                             (As a percentage of average net assets)
Management Fee (after waiver) (1)........................................................    0.26%
12b-1 Fee................................................................................     None
Total Other Expenses.....................................................................    0.34%
          Shareholder Services Fee (after waiver) (2)...........................    0.05%
     Total Operating Expenses (3)........................................................    0.60%





(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.


(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.


(3) The total operating expenses would have been 0.94% absent the voluntary waivers of portions of the management fee and the shareholder services fee.


     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Federated Index Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



                          EXAMPLE                              1 year    3 years    5 years    10 years
------------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
of each time period.........................................     $6        $19        $33        $75




     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                             FEDERATED MID-CAP FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 38.





                                                              YEAR ENDED OCTOBER 31,
                                                ---------------------------------------------------
                                                 1996       1995       1994       1993      1992(A)
--------------------------------------------    ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD            $12.78     $11.02     $11.57     $ 9.99     $10.00
--------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------
  Net investment income                           0.18       0.22       0.21       0.25      0.080
--------------------------------------------
  Net realized and unrealized gain (loss)
    on investments and futures contracts          1.73       1.93      (0.07)      1.56     (0.086)
--------------------------------------------    ------     ------     ------     ------     ------
  Total from investment operations                1.91       2.15       0.14       1.81     (0.006)
--------------------------------------------    ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
--------------------------------------------
  Distributions from net investment income       (0.20)     (0.20)     (0.19)     (0.23)    (0.004)
--------------------------------------------
  Distributions from net realized gain on
  investments and futures contracts              (0.74)     (0.19)     (0.50)        --         --
--------------------------------------------    ------     ------     ------     ------     ------
  Total distributions                            (0.94)     (0.39)     (0.69)     (0.23)    (0.004)
--------------------------------------------    ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                  $13.75     $12.78     $11.02     $11.57     $ 9.99
                                                                                             -----


--------------------------------------------    ------     ------     ------     ------
TOTAL RETURN (B)                                 15.80%     20.12%      1.25%     17.33%      0.00%
--------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------
  Expenses                                        0.60%      0.60%      0.54%      0.00%      0.00%
--------------------------------------------
  Net investment income                           1.31%      1.89%      1.84%      2.33%      0.93%*
--------------------------------------------
  Expense waiver/reimbursement (c)                0.34%      0.41%      0.59%      1.75%      0.40%*
--------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------
  Net assets, end of period (000 omitted)       $59,948    $62,580    $44,012    $16,192        $3
--------------------------------------------
  Average commission rate paid                  $0.0432        --         --         --         --
--------------------------------------------
  Portfolio turnover                                17%        26%        30%        59%         0%
--------------------------------------------





  * Computed on an annualized basis.

(a) Reflects operations for the period from September 3, 1992 (date of initial public investment) to October 31, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


                              GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to the Fund. The Fund is designed primarily for institutions investing on behalf of their customers. A minimum initial investment of $25,000 over a 90-day period is required.

Fund shares are currently sold and redeemed at net asset value without a sales charge or redemption fee being imposed by the Fund. The Fund's net asset value per share fluctuates.

                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. The investment objective of the Fund cannot be changed without the approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The investment policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material changes in these policies become effective.

The Fund pursues its investment objective by investing primarily in the 400 common stocks that comprise the Index. These 400 common stocks are issued by medium-sized domestic companies whose market capitalizations generally range from $200 million to $5 billion. The stocks are selected for inclusion in the Index by Standard & Poor's Ratings Group ("S&P") on the basis of the issuer's market size, liquidity and industry group representation. A particular stock's weighting in the Index is based on its relative total market value, that is, the stock's market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. The inclusion of a stock in the Index in no way implies an opinion by S&P as to its attractiveness as an investment, nor is S&P a sponsor or in any way affiliated with the Fund.

The Fund will not attempt to actively manage the Fund's portfolio. Rather, the Fund will utilize a passive approach in pursuit of its investment objective, meaning that the Fund will not employ the traditional management functions of economic, financial and market analysis associated with actively managed funds. Thus, unless an issuer's stock is removed from the Index by S&P, an issuer's adverse financial circumstance will not cause its stock to be eliminated from the Fund's portfolio.

In keeping with the passive management approach, the Fund will be managed using a computer program to determine which securities are to be purchased or sold so as to replicate the composition of the Index to the extent feasible. Stocks will be included in the Fund's portfolio on the basis of each stock's weighting in the Index, starting with the heaviest-weighted stock in the Index. As a result, the proportion of Fund assets invested in a particular stock will be nearly identical to the percentage of such stock represented in the Index. From time to time, adjustments will be made in the Fund's portfolio so as to respond to changes in the Index's composition, as well as corporate reorganizations and other circumstances. The Fund will attempt to be fully in-


vested in the common stocks comprising the Index, and, in any event, at least 80% of the Fund's assets will be invested in stocks represented in the Index. It is expected that adjustments to the Fund's portfolio will occur infrequently and that transactional costs and other expenses will be minimized. Because portfolio turnover is expected to be well below that encountered in actively managed investment company portfolios, the Fund anticipates that accompanying costs, including accounting costs, brokerage fees, custodial expenses and transfer taxes, will be relatively low. While the cash flows into and out of the Fund will have an impact upon the Fund's portfolio turnover rate and its ability to replicate and track the performance of the Index, investment adjustments will be made, as practicably as possible, to account for these circumstances.

The Fund believes that the indexing approach described above constitutes an effective and reasonable method of substantially duplicating percentage changes in the Index. While the Fund will not duplicate the Index's performance precisely, it is anticipated that there will be a close correlation between the Fund's performance and that of the Index in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 95%, without taking into account expenses of the Fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved when the Fund's net asset value, including the value of its dividends and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with that of the Index may be affected by, among other things, changes in the securities markets, the manner in which S&P calculates the Index and the size and timing of cash flows into and out of the Fund.

In order to accommodate cash flows into and out of the Fund's portfolio, the Fund may enter into stock index futures contracts, options and options on stock index futures contracts. This will allow the Fund to simultaneously maximize the level of the Fund assets used to track the movements of the Index. The Fund can sell futures contracts and options in order to close out a previously established position. The Fund will not enter into stock index futures contracts, options and options on stock index futures contracts for speculative purposes.



                             ACCEPTABLE INVESTMENTS

Under normal market circumstances, the Fund will invest at least 80% of its assets in common stocks that are represented in the Index. In addition, the Fund may hold cash reserves which may, for other than defensive purposes, be invested in, but are not limited to, the following:

U.S. GOVERNMENT SECURITIES. The Fund is permitted to invest in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include, but are not limited to:


- direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;



- notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;



- notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and





- notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.


REPURCHASE AGREEMENTS. The U.S. government securities and other securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements pursuant to which banks, broker/dealers and other recognized financial institutions sell


U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

MONEY MARKET INSTRUMENTS.  The Fund may also invest in:

- commercial paper; and

- instruments of domestic banks and savings associations (such as certificates of deposit and bankers' acceptances).

STOCK INDEX FUTURES AND OPTIONS. The Fund may utilize stock index futures contracts, options and options on stock index futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.

There are several risks accompanying the utilization of futures contracts to effectively anticipate market transactions. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts into which it has entered. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or such other purposes permitted under regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund intends to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.

                        LENDING OF PORTFOLIO SECURITIES

The Fund may lend its portfolio securities on a short-term basis or long-term basis up to one-


third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks or other institutions which the managers have determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.



                            WHEN-ISSUED AND DELAYED


                             DELIVERY TRANSACTIONS



The Fund may purchase short-term U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the managers deem it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT RISKS

As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Fund invests primarily in medium capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Stock Price Index. This is because, among other things, medium-sized companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Composite Stock Price Index.

INVESTMENT LIMITATIONS

The Fund will not:

- borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may bor-


row up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.


The above investment limitations cannot be changed without shareholder approval. The following investment limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this policy becomes effective.



The Fund will not invest more than 15% of its net assets in securities that are illiquid.



                                FEDERATED INDEX

                               TRUST INFORMATION

MANAGEMENT OF THE TRUST


                               BOARD OF TRUSTEES


The Trust is managed by the Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the


Trustees.

                                 FUND'S MANAGER


Federated Management serves as the Fund's manager (the "Manager"). The Trust has entered into a management contract (the "Management Contract") with the Manager, which, in turn, has entered into a sub-management contract (the "Sub-Management Contract") with ANB Investment Management and Trust Company ("ANB" or the "Sub-Manager") (ANB and the Manager are collectively referred to herein as "Managers"). It is the Manager's responsibility to select the SubManager, subject to the review and approval of the Trustees and to review and evaluate the Sub-Manager's continued performance. The Manager is also responsible for providing administrative services to the Fund.



Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Fund's Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager;


monitoring tracking errors; monitoring and analyzing the appropriate futures contracts to purchase and the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager which method of indexing to use; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the SubManager, custodian, transfer agent and dividend disbursing agent. As described below, the Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.




MANAGEMENT FEES. The Fund's Manager receives an annual management fee equal to 0.40% of the Fund's average daily net assets. Under the Management Contract, which provides for the voluntary waiver of the management fee by the Manager, the Manager will voluntarily waive some or all of the management fee. The Manager can terminate this voluntary waiver of some or all of its management fee at any time in its sole discretion.



MANAGER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment


Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



Both the Trust and the Manager have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.




                                  SUB-MANAGER

Under the terms of the Sub-Management Contract between the Manager and ANB, ANB serves as the Fund's Sub-Manager. The Sub-Manager will develop, maintain and run the computer program designed to determine which securities will be purchased and sold so as to replicate the composition of the Index to the extent feasible, and, subject to the Manager's oversight, has complete discretion to purchase and sell portfolio securities for the Fund within the Fund's investment objective, restrictions and policies.

SUB-MANAGEMENT FEES. For its services under the Sub-Management Contract, ANB receives an annual fee from the Manager of .035% of the Fund's average daily net assets. This fee is paid by the Manager out of its resources and is not an incremental Fund expense. No performance or incentive fees are paid to the Sub-Manager.


SUB-MANAGER'S BACKGROUND. ANB, incorporated in the State of Illinois on July 1, 1988, is a registered investment adviser under the Investment Advisers Act of 1940. ANB is a wholly-owned subsidiary of First Chicago Investment Management Company which, in turn, is an indirect wholly-owned subsidiary of First Chicago NBD Corporation. It serves as investment adviser principally to corporate defined benefit and defined contribution plans which have, as of June 30, 1996, placed approximately $22.2 billion in assets with ANB. Since 1973, when American National Bank and Trust Company of Chicago introduced its first commingled equity index fund, ANB has developed and managed a family of equity and bond index funds in which some 340 nationwide non-financial institution clients invest. In total, ANB manages 79 commingled/common trust funds. Also, since 1990, ANB has served as Sub-Manager for the Federated Max-Cap Fund (formerly the S&P 500 Fund), which is another portfolio of the Trust. ANB also serves as Sub-Manager for the Federated Mini-Cap Fund, another portfolio of the Trust.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors. Federated Securities Corp. pays a licensing fee to S&P for the right to use the Index in connection with the management activities for the Fund. Federated Securities Corp. is not affiliated with S&P.


                              SHAREHOLDER SERVICES



The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



                       SUPPLEMENTAL PAYMENTS TO FINANCIAL


                                  INSTITUTIONS



In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Manager or its affiliates.


FUND ADMINISTRATION


                            ADMINISTRATIVE SERVICES



Federated Services Company, a subsidiary of Federated Investors, provides the Manager with the administrative personnel and services necessary to provide shareholder servicing and certain legal and accounting services.


                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Managers look for prompt execution of the order at a favorable price. In working with dealers, the Managers will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Managers may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Managers make decisions on portfolio transactions and select brokers and dealers, subject to review by the Trustees.



                                NET ASSET VALUE

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

                             INVESTING IN THE FUND

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased either by wire or mail. To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

                                    BY WIRE


To purchase shares of the Fund by Federal Reserve wire, call the Fund to place an order. Shareholders have until 4:00 p.m. (Eastern time) to call the Fund for settlement on the next business day. The order is considered received immediately. Payment by federal funds must be received before 4:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated Index Trust, Federated Mid-Cap Fund; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order


Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.


                                    BY MAIL


To purchase shares of the Fund by mail, send a check made payable to Federated Index Trust, Federated Mid-Cap Fund, to the Fund's transfer agent, Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is generally the next business day after the check is received.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An investor's minimum investment will be calculated by combining all accounts that the investor maintains with the Fund.

WHAT SHARES COST


Fund shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase


Fund shares through a financial intermediary may be charged a service fee by that financial intermediary.


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain securities or a combination of certain securities and cash for shares of the Fund. The securities and any cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. On the day securities are accepted by the Trust, they are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp.

Shares purchased by exchange of securities cannot be redeemed by telephone for five business days to allow time for the transfer to settle.


CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.


Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during the quarter.

DIVIDENDS

Dividends are declared and paid quarterly. Unless shareholders request cash payments by writing to the Fund, dividends are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

                                REDEEMING SHARES


The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or written request.


TELEPHONE REDEMPTION

Shareholders may redeem their shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. An authorization form permitting State Street Bank or the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered, such as by "Written Requests."


If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS


Fund shares may also be redeemed by sending a written request to the Fund. Call the Fund for specific instructions before redeeming by written request. The shareholder will be asked to provide in the request his name, the Fund name, his account number, and the share or dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail.


                                   SIGNATURES

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

- a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

- a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

- a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the


  FDIC; or

- any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

                               RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

                            SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operations and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meet-


ing of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.

                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.

STATE AND LOCAL TAXES


In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                            PERFORMANCE INFORMATION


From time to time the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Fund is sold without any sales load or other similar non-recurring charges.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


FEDERATED MID-CAP FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------


  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
*COMMON STOCKS--89.5%
----------------------------------------------------------------------------------------
                   BASIC INDUSTRY--6.9%
                   ---------------------------------------------------------------------
     5,500     (a) Airgas, Inc.                                                            $   124,437
                   ---------------------------------------------------------------------
     2,600         Albany International Corp., Class A                                          58,500
                   ---------------------------------------------------------------------
     4,800         Albemarle Corp.                                                              77,400
                   ---------------------------------------------------------------------
     3,800     (a) Alumax, Inc.                                                                122,074
                   ---------------------------------------------------------------------
     2,300         Betz Laboratories, Inc.                                                     120,750
                   ---------------------------------------------------------------------
     3,300         Bowater, Inc.                                                               116,737
                   ---------------------------------------------------------------------
     1,400         Brush Wellman, Inc.                                                          26,424
                   ---------------------------------------------------------------------
     5,200     (a) Burlington Industries, Inc.                                                  59,150
                   ---------------------------------------------------------------------
     6,000         Cabot Corp.                                                                 144,750
                   ---------------------------------------------------------------------
     2,000         CalMat Co.                                                                   37,250
                   ---------------------------------------------------------------------


     3,400         Calgon Carbon Corp.                                                          34,000
                   ---------------------------------------------------------------------
     1,400         Carpenter Technology Corp.                                                   45,674
                   ---------------------------------------------------------------------
     2,000         Chesapeake Corp.                                                             56,500
                   ---------------------------------------------------------------------
     1,000         Cleveland Cliffs, Inc.                                                       41,000
                   ---------------------------------------------------------------------
     3,800         Consolidated Papers, Inc.                                                   190,474
                   ---------------------------------------------------------------------
     6,100         Crompton and Knowles Corp.                                                  109,800
                   ---------------------------------------------------------------------
     2,100         Dexter Corp.                                                                 65,100
                   ---------------------------------------------------------------------
     2,200         Donaldson Company, Inc.                                                      64,350
                   ---------------------------------------------------------------------
    10,000         Ethyl Corp.                                                                  82,500
                   ---------------------------------------------------------------------
     2,400         Ferro Corp.                                                                  64,800
                   ---------------------------------------------------------------------
     1,200         Fuller (H.B.) Co.                                                            50,100
                   ---------------------------------------------------------------------
     3,200         Georgia Gulf Corp.                                                           86,400
                   ---------------------------------------------------------------------
     3,700         Glatfelter (P.H.) Co.                                                        70,300
                   ---------------------------------------------------------------------
     4,500         Hanna (M.A.) Co.                                                             95,624
                   ---------------------------------------------------------------------
     7,800         IMC Global, Inc.                                                            292,500


                   ---------------------------------------------------------------------





FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
*COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   BASIC INDUSTRY--CONTINUED
                   ---------------------------------------------------------------------
     3,800         Lawter International, Inc.                                              $    44,650
                   ---------------------------------------------------------------------
     2,700         Loctite Corp.                                                               158,287
                   ---------------------------------------------------------------------
     4,400         Longview Fibre Co.                                                           76,450
                   ---------------------------------------------------------------------
     5,300         Lubrizol Corp.                                                              157,674
                   ---------------------------------------------------------------------
     1,200         Lukens, Inc.                                                                 16,500
                   ---------------------------------------------------------------------
       700     (a) Maxxam, Inc.                                                                 29,400
                   ---------------------------------------------------------------------
     1,900         Minerals Technologies, Inc.                                                  74,574
                   ---------------------------------------------------------------------
       700         NCH, Corp.                                                                   39,025
                   ---------------------------------------------------------------------
     1,600         Oregon Steel Mills                                                           25,400
                   ---------------------------------------------------------------------
     6,400         RPM, Inc.                                                                   107,200
                   ---------------------------------------------------------------------


     2,500         Rayonier, Inc.                                                               99,063
                   ---------------------------------------------------------------------
     3,225         Schulman (A.), Inc.                                                          68,128
                   ---------------------------------------------------------------------
     3,600     (a) Sealed Air Corp.                                                            139,950
                   ---------------------------------------------------------------------
     7,685         Sonoco Products Co.                                                         204,613
                   ---------------------------------------------------------------------
     1,500         Southdown, Inc.                                                              41,063
                   ---------------------------------------------------------------------
     5,600         Unifi, Inc.                                                                 174,300
                   ---------------------------------------------------------------------
     3,000         Vulcan Materials Co.                                                        182,250
                   ---------------------------------------------------------------------
     3,068         Wausau Paper Mills Co.                                                       59,049
                   ---------------------------------------------------------------------
     2,800         Wellman, Inc.                                                                49,700
                   ---------------------------------------------------------------------
     4,800         Witco Corp.                                                                 148,800
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     4,132,670
                   ---------------------------------------------------------------------   -----------
                   CONSUMER DURABLES--2.8%
                   ---------------------------------------------------------------------
     1,900         Arvin Industries, Inc.                                                       43,462
                   ---------------------------------------------------------------------
     5,800         Callaway Golf Co.                                                           177,624
                   ---------------------------------------------------------------------
     1,300         Carlisle Cos., Inc.                                                          73,937


                   ---------------------------------------------------------------------
     7,981         Clayton Homes, Inc.                                                         134,678
                   ---------------------------------------------------------------------
     1,400         Cross (A.T.) Co., Class A                                                    15,924
                   ---------------------------------------------------------------------





FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
*COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   CONSUMER DURABLES--CONTINUED
                   ---------------------------------------------------------------------
     4,400     (a) Electronic Arts, Inc.                                                   $   165,000
                   ---------------------------------------------------------------------
     3,000         Federal-Mogul Corp.                                                          67,124
                   ---------------------------------------------------------------------
     6,500         Harley Davidson, Inc.                                                       293,312
                   ---------------------------------------------------------------------
    10,900         International Game Technology                                               230,262
                   ---------------------------------------------------------------------
     7,100         Leggett and Platt, Inc.                                                     212,112
                   ---------------------------------------------------------------------
       600         National Presto Industries, Inc.                                             22,500
                   ---------------------------------------------------------------------
    11,500         Shaw Industries, Inc.                                                       135,124
                   ---------------------------------------------------------------------
     1,600         Stanhome, Inc.                                                               42,400
                   ---------------------------------------------------------------------
     2,500         Superior Industries International, Inc.                                      60,938
                   ---------------------------------------------------------------------
     4,000     (a) Topps Co.                                                                    15,250
                   ---------------------------------------------------------------------   -----------


                   Total                                                                     1,689,647
                   ---------------------------------------------------------------------   -----------
                   CONSUMER NON-DURABLES--4.1%
                   ---------------------------------------------------------------------
     1,700         Church and Dwight, Inc.                                                      36,550
                   ---------------------------------------------------------------------
    10,300         Coca Cola Enterprises, Inc.                                                 439,037
                   ---------------------------------------------------------------------
     3,400         Dean Foods Co.                                                               98,600
                   ---------------------------------------------------------------------
     5,100         Dole Food, Inc.                                                             198,900
                   ---------------------------------------------------------------------
     1,100         Dreyers Grand Ice Cream, Inc.                                                28,324
                   ---------------------------------------------------------------------
     3,600         First Brands Corp.                                                          102,150
                   ---------------------------------------------------------------------
     4,850         Flowers Industries, Inc.                                                    113,368
                   ---------------------------------------------------------------------
     1,400     (a) Gibson Greetings, Inc.                                                       21,874
                   ---------------------------------------------------------------------
     8,000         IBP, Inc.                                                                   200,000
                   ---------------------------------------------------------------------
     1,500         International Multifoods Corp.                                               22,874
                   ---------------------------------------------------------------------
     4,400     (a) Jones Apparel Group, Inc.                                                   137,500
                   ---------------------------------------------------------------------
     2,600         Lance, Inc.                                                                  45,500
                   ---------------------------------------------------------------------
     6,900         McCormick & Co., Inc.                                                       166,462


                   ---------------------------------------------------------------------
     1,600         Michael Foods, Inc.                                                          20,000
                   ---------------------------------------------------------------------
     2,200         Savannah Foods & Industries, Inc.                                            35,200
                   ---------------------------------------------------------------------





FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
*COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   CONSUMER NON-DURABLES--CONTINUED
                   ---------------------------------------------------------------------
     2,500         Smucker (J.M.) Co., Class A                                             $    41,250
                   ---------------------------------------------------------------------
     3,100         Tambrands, Inc.                                                             132,137
                   ---------------------------------------------------------------------
    12,200         Tyson Foods, Inc., Class A                                                  359,900
                   ---------------------------------------------------------------------
     3,000         Universal Corp.                                                              81,750
                   ---------------------------------------------------------------------
     2,200         Universal Foods Corp.                                                        77,824
                   ---------------------------------------------------------------------
     4,400         Warnaco Group, Inc., Class A                                                109,450
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     2,468,650
                   ---------------------------------------------------------------------   -----------
                   ENERGY MINERALS--4.9%
                   ---------------------------------------------------------------------
     5,000         Anadarko Petroleum Corp.                                                    318,124
                   ---------------------------------------------------------------------
     7,500         Apache Corp.                                                                266,250
                   ---------------------------------------------------------------------


     3,100     (a) BJ Services Co.                                                             139,112
                   ---------------------------------------------------------------------
     2,500         Diamond Shamrock, Inc.                                                       73,437
                   ---------------------------------------------------------------------
     5,900     (a) ENSCO International, Inc.                                                   255,174
                   ---------------------------------------------------------------------
    14,000     (a) Global Marine, Inc.                                                         257,250
                   ---------------------------------------------------------------------
     6,800         Lyondell Petrochemical Co.                                                  144,500
                   ---------------------------------------------------------------------
     5,000         Mapco, Inc.                                                                 155,624
                   ---------------------------------------------------------------------
     3,800         Murphy Oil Corp.                                                            187,624
                   ---------------------------------------------------------------------
     7,100     (a) Nabors Industries, Inc.                                                     118,037
                   ---------------------------------------------------------------------
     4,200         Noble Affiliates, Inc.                                                      182,700
                   ---------------------------------------------------------------------
     3,000         Parker & Parsley Petroleum Co.                                               86,250
                   ---------------------------------------------------------------------
     4,700     (a) Parker Drilling Co.                                                          39,950
                   ---------------------------------------------------------------------
     2,800         Quaker State Corp.                                                           46,900
                   ---------------------------------------------------------------------
     8,300         Ranger Oil Ltd.                                                              62,250
                   ---------------------------------------------------------------------
     3,300     (a) Smith International, Inc.                                                   125,400
                   ---------------------------------------------------------------------
     3,700         Tosco Corp.                                                                 207,662


                   ---------------------------------------------------------------------
     3,700         Valero Energy Corp.                                                          87,875
                   ---------------------------------------------------------------------
     2,600     (a) Varco International, Inc.                                                    51,350
                   ---------------------------------------------------------------------





FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------



  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
*COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   ENERGY MINERALS--CONTINUED
                   ---------------------------------------------------------------------
     4,281     (a) Weatherford Enterra, Inc.                                               $   124,149
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     2,929,618
                   ---------------------------------------------------------------------   -----------
                   FINANCE--13.2%
                   ---------------------------------------------------------------------
    11,675         Aflac, Inc.                                                                 468,459
                   ---------------------------------------------------------------------
     3,550         Bancorp Hawaii, Inc.                                                        140,669
                   ---------------------------------------------------------------------
    10,411         Bear Stearns Cos., Inc.                                                     245,954
                   ---------------------------------------------------------------------
     5,025         Central Fidelity Banks, Inc.                                                127,509
                   ---------------------------------------------------------------------
     3,900         City National Corp.                                                          68,250
                   ---------------------------------------------------------------------
     4,450         Comdisco, Inc.                                                              132,944
                   ---------------------------------------------------------------------
     3,600         Crestar Financial Corp.                                                     221,400
                   ---------------------------------------------------------------------


     2,600         Dauphin Deposit Corp.                                                        85,150
                   ---------------------------------------------------------------------
     5,325         Edwards(AG), Inc.                                                           159,084
                   ---------------------------------------------------------------------
     6,300         First Security Corp.                                                        185,063
                   ---------------------------------------------------------------------
     5,600         First Tennessee National Corp.                                              203,700
                   ---------------------------------------------------------------------
     2,900         First Virginia Bank, Inc.                                                   129,775
                   ---------------------------------------------------------------------
     5,300         First of America Bank Corp.                                                 288,188
                   ---------------------------------------------------------------------
     6,100         Firstar Corp.                                                               298,900
                   ---------------------------------------------------------------------
     6,800         Franklin Resources, Inc.                                                    479,400
                   ---------------------------------------------------------------------
     1,700         GATX Corp.                                                                   81,175
                   ---------------------------------------------------------------------
     1,700         Hartford Steam Boiler Insurance                                              73,313
                   ---------------------------------------------------------------------
    10,100         Hibernia Corp., Class A                                                     112,363
                   ---------------------------------------------------------------------
     8,000         Marshall & Ilsley Corp.                                                     257,000
                   ---------------------------------------------------------------------
     5,050         Mercantile Bancorporation, Inc.                                             250,606
                   ---------------------------------------------------------------------
     4,000         Mercantile Bankshares Corp.                                                 120,500
                   ---------------------------------------------------------------------
     4,700         Northern Trust Corp.                                                        325,475


                   ---------------------------------------------------------------------
     2,800         PHH Corp.                                                                    83,300
                   ---------------------------------------------------------------------
     3,000         PMI Group                                                                   171,375
                   ---------------------------------------------------------------------






FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
*COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ---------------------------------------------------------------------
     7,800         PaineWebber Group, Inc.                                                 $   183,300
                   ---------------------------------------------------------------------
     1,600     (a) Policy Management System Corp.                                               57,600
                   ---------------------------------------------------------------------
     6,100         Progressive Corp. Ohio                                                      419,375
                   ---------------------------------------------------------------------
     3,800         Provident Cos., Inc.                                                        141,075
                   ---------------------------------------------------------------------
     5,230         Regions Financial Corp.                                                     261,500
                   ---------------------------------------------------------------------
    14,750         Schwab (Charles) Corp.                                                      368,750
                   ---------------------------------------------------------------------
     7,900         SouthTrust Corp.                                                            261,688
                   ---------------------------------------------------------------------
     6,700         State Street Boston Corp.                                                   424,613
                   ---------------------------------------------------------------------
     7,700     (a) Summit Bancorp                                                              314,738
                   ---------------------------------------------------------------------
    10,100         SunAmerica, Inc.                                                            378,750
                   ---------------------------------------------------------------------


     4,800         T. Rowe Price Associates                                                    163,800
                   ---------------------------------------------------------------------
     1,900         Transatlantic Holdings, Inc.                                                136,800
                   ---------------------------------------------------------------------
     3,000         Wilmington Trust Corp.                                                      113,250
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     7,934,791
                   ---------------------------------------------------------------------   -----------
                   HEALTH CARE--7.8%
                   ---------------------------------------------------------------------
     2,400     (a) Acuson Corp.                                                                 50,700
                   ---------------------------------------------------------------------
     1,100     (a) Advanced Technology Labs, Inc.                                               33,550
                   ---------------------------------------------------------------------
     4,000     (a) Apria Healthcare Group, Inc.                                                 76,500
                   ---------------------------------------------------------------------
     3,365         Bergen Brunswig Corp., Class A                                              105,577
                   ---------------------------------------------------------------------
     3,000     (a) Biogen, Inc.                                                                223,500
                   ---------------------------------------------------------------------
     5,375         Cardinal Health, Inc.                                                       421,938
                   ---------------------------------------------------------------------
     3,900         Carter Wallace, Inc.                                                         60,450
                   ---------------------------------------------------------------------
     5,700     (a) Centocor, Inc.                                                              167,438
                   ---------------------------------------------------------------------
    14,224     (a) Chiron Corp.                                                                325,374
                   ---------------------------------------------------------------------
     1,400     (a) Datascope Corp.                                                              23,800


                   ---------------------------------------------------------------------
     2,300         Dentsply International, Inc.                                                 96,888
                   ---------------------------------------------------------------------
     1,100         Diagnostic Products Corp.                                                    32,725
                   ---------------------------------------------------------------------





FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------



  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
*COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ---------------------------------------------------------------------
     3,400     (a) FHP International Corp.                                                 $   116,025
                   ---------------------------------------------------------------------
     3,800     (a) Forest Labratories, Inc., Class A                                           146,300
                   ---------------------------------------------------------------------
     4,800     (a) Foundation Health Corp.                                                     143,400
                   ---------------------------------------------------------------------
     5,800     (a) Genzyme Corp.                                                               133,400
                   ---------------------------------------------------------------------
    12,886     (a) HEALTHSOUTH Rehabilitation                                                  483,225
                   ---------------------------------------------------------------------
     2,900     (a) HealthCare COMPARE Corp.                                                    127,600
                   ---------------------------------------------------------------------
     3,900     (a) Healthcare & Retirement Corp.                                                96,038
                   ---------------------------------------------------------------------
     5,300     (a) Healthsource, Inc.                                                           64,925
                   ---------------------------------------------------------------------
     4,334     (a) Horizon/CMS Healthcare Corp.                                                 44,965
                   ---------------------------------------------------------------------
    10,000         Ivax Corp.                                                                  165,000
                   ---------------------------------------------------------------------


    10,400     (a) Laboratory Corporation of America Holdings                                   35,100
                   ---------------------------------------------------------------------
     3,700         McKesson Corp.                                                              184,075
                   ---------------------------------------------------------------------
     6,000     (a) Medaphis Corp.                                                               53,250
                   ---------------------------------------------------------------------
    10,200         Mylan Laboratories, Inc.                                                    154,275
                   ---------------------------------------------------------------------
     4,800     (a) Nellcor, Inc.                                                                93,600
                   ---------------------------------------------------------------------
     5,500     (a) NovaCare, Inc.                                                               45,375
                   ---------------------------------------------------------------------
     2,600     (a) PacifiCare Health Systems, Inc., Class B                                    182,650
                   ---------------------------------------------------------------------
     6,400     (a) Perrigo Co.                                                                  60,800
                   ---------------------------------------------------------------------
     2,000     (a) Scherer (R.P.) Corp.                                                         92,750
                   ---------------------------------------------------------------------
     8,200     (a) Stryker Corp.                                                               243,950
                   ---------------------------------------------------------------------
     4,494     (a) Value Health, Inc.                                                           78,083
                   ---------------------------------------------------------------------
     6,100     (a) Vencor, Inc.                                                                180,713
                   ---------------------------------------------------------------------
     3,000     (a) Watson Pharmaceuticals, Inc.                                                100,125
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     4,644,064
                   ---------------------------------------------------------------------   -----------
                   PRODUCER MANUFACTURING--6.4%


                   ---------------------------------------------------------------------
     5,000         American Financial Group, Inc.                                              179,375
                   ---------------------------------------------------------------------
     7,900     (a) American Power Conversion Corp.                                             168,863
                   ---------------------------------------------------------------------






FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------



  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
*COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   PRODUCER MANUFACTURING--CONTINUED
                   ---------------------------------------------------------------------
     2,800         Ametek, Inc.                                                            $    55,650
                   ---------------------------------------------------------------------
     4,900         Danaher Corp.                                                               200,288
                   ---------------------------------------------------------------------
     8,100     (a) Dial Corp. Del.                                                             111,375
                   ---------------------------------------------------------------------
     3,863         Diebold, Inc.                                                               222,094
                   ---------------------------------------------------------------------
     1,900         Duriron, Inc.                                                                50,825
                   ---------------------------------------------------------------------
     3,800         Federal Signal Corp.                                                         97,850
                   ---------------------------------------------------------------------
     1,800         Goulds Pumps, Inc.                                                           41,625
                   ---------------------------------------------------------------------
     2,600         HON Industries, Inc.                                                         91,000
                   ---------------------------------------------------------------------
     2,100         Harsco Corp.                                                                134,138
                   ---------------------------------------------------------------------
     5,480         Hubbell, Inc., Class B                                                      223,995
                   ---------------------------------------------------------------------


     1,400         Kaydon Corp.                                                                 57,050
                   ---------------------------------------------------------------------
     2,200         Kennametal, Inc.                                                             74,800
                   ---------------------------------------------------------------------
     3,000         Keystone International, Inc.                                                 54,000
                   ---------------------------------------------------------------------
     2,533         Lancaster Colony Corp.                                                       94,988
                   ---------------------------------------------------------------------
     2,100         Magnetek, Inc.                                                               23,363
                   ---------------------------------------------------------------------
     5,315         Mark IV Industries, Inc.                                                    114,939
                   ---------------------------------------------------------------------
     2,100         Miller Herman, Inc.                                                          90,563
                   ---------------------------------------------------------------------
     2,500         Modine Manufacturing Co.                                                     61,875
                   ---------------------------------------------------------------------
     1,500         Nordson Corp.                                                                82,500
                   ---------------------------------------------------------------------
     4,200         Olin Corp.                                                                  178,500
                   ---------------------------------------------------------------------
     3,200         Pentair, Inc.                                                                80,800
                   ---------------------------------------------------------------------
     3,500     (a) Pittston Brink's Group                                                       99,750
                   ---------------------------------------------------------------------
     1,750         Precision Castparts Corp.                                                    81,813
                   ---------------------------------------------------------------------
     2,800         Stewart & Stevenson Services                                                 59,500
                   ---------------------------------------------------------------------
     1,900         Tecumseh Products Co., Class A                                              106,875


                   ---------------------------------------------------------------------
     1,500         Teleflex, Inc.                                                               72,188
                   ---------------------------------------------------------------------
    11,750     (a) Thermo Electron Corp.                                                       428,875
                   ---------------------------------------------------------------------






FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
*COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   PRODUCER MANUFACTURING--CONTINUED
                   ---------------------------------------------------------------------
     3,550         Trinity Industries, Inc.                                                $   122,919
                   ---------------------------------------------------------------------
     8,100         Viad Corp.                                                                  117,450
                   ---------------------------------------------------------------------
     2,500         Watts Industries, Inc., Class A                                              52,188
                   ---------------------------------------------------------------------
     3,500         York International Corp.                                                    169,313
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     3,801,327
                   ---------------------------------------------------------------------   -----------
                   RETAIL TRADE--5.8%
                   ---------------------------------------------------------------------
     2,000     (a) Ann Taylor Stores Corp.                                                      36,250
                   ---------------------------------------------------------------------
     5,800     (a) Bed Bath & Beyond, Inc.                                                     146,450
                   ---------------------------------------------------------------------
     3,600     (a) Best Buy Co., Inc.                                                           58,950
                   ---------------------------------------------------------------------
     1,200         CPI Corp.                                                                    22,800
                   ---------------------------------------------------------------------


     4,050         Claire's Stores, Inc.                                                        68,850
                   ---------------------------------------------------------------------
     4,500     (a) Consolidated Stores Corp.                                                   173,813
                   ---------------------------------------------------------------------
     6,097         Dollar General Corp.                                                        169,192
                   ---------------------------------------------------------------------
     2,300         Duty Free International, Inc.                                                36,800
                   ---------------------------------------------------------------------
     4,800         Family Dollar Stores, Inc.                                                   81,600
                   ---------------------------------------------------------------------
     3,200         Fastenal Co.                                                                148,000
                   ---------------------------------------------------------------------
     3,900         Fingerhut Companies, Inc.                                                    58,013
                   ---------------------------------------------------------------------
     1,800         Hancock Fabrics, Inc.                                                        15,300
                   ---------------------------------------------------------------------
     3,600         Hannaford Brothers Co.                                                      108,450
                   ---------------------------------------------------------------------
     4,150         Heilig-Meyers Co.                                                            53,950
                   ---------------------------------------------------------------------
     7,679     (a) Home Shopping Network, Inc.                                                  77,750
                   ---------------------------------------------------------------------
     6,200     (a) Kohl's Corp.                                                                223,200
                   ---------------------------------------------------------------------
     2,900         Lands' End, Inc.                                                             62,350
                   ---------------------------------------------------------------------
     2,200     (a) MacFrugal's Bargains CloseOuts, Inc.                                         53,625
                   ---------------------------------------------------------------------
     2,300     (a) Meyer (Fred), Inc.                                                           80,788


                   ---------------------------------------------------------------------
     2,900     (a) Micro Warehouse, Inc.                                                        66,700
                   ---------------------------------------------------------------------
     3,000     (a) Nine West Group, Inc.                                                       149,625
                   ---------------------------------------------------------------------





FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------



  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
*COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   RETAIL TRADE--CONTINUED
                   ---------------------------------------------------------------------
    13,125     (a) Office Depot, Inc.                                                      $   257,578
                   ---------------------------------------------------------------------
    10,350     (a) Officemax Inc.                                                              139,725
                   ---------------------------------------------------------------------
     3,300     (a) Payless ShoeSource, Inc.                                                    111,788
                   ---------------------------------------------------------------------
     5,700     (a) Revco D. S., Inc.                                                           171,713
                   ---------------------------------------------------------------------
     3,900         Ruddick Corp.                                                                50,700
                   ---------------------------------------------------------------------
     8,400     (a) Service Merchandise, Inc.                                                    49,350
                   ---------------------------------------------------------------------
    13,275     (a) Staples, Inc.                                                               247,247
                   ---------------------------------------------------------------------
     2,600         Tiffany & Co.                                                                96,200
                   ---------------------------------------------------------------------
     7,000     (a) Viking Office Products, Inc.                                                203,875
                   ---------------------------------------------------------------------
     3,700     (a) Vons Companies, Inc.                                                        204,888
                   ---------------------------------------------------------------------


     2,800     (a) Waban, Inc.                                                                  73,150
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     3,498,670
                   ---------------------------------------------------------------------   -----------
                   SERVICES--10.0%
                   ---------------------------------------------------------------------
     6,359     (a) AES Corp.                                                                   279,001
                   ---------------------------------------------------------------------
     2,550         Banta Corp.                                                                  53,869
                   ---------------------------------------------------------------------
     3,700         Belo (A.H.) Corp., Series A                                                 144,300
                   ---------------------------------------------------------------------
     3,600         Bob Evans Farms, Inc.                                                        45,000
                   ---------------------------------------------------------------------
     6,475     (a) Brinker International, Inc.                                                 110,075
                   ---------------------------------------------------------------------
     2,600     (a) Buffets, Inc.                                                                28,925
                   ---------------------------------------------------------------------
     4,200     (a) CalEnergy Co., Inc.                                                         121,800
                   ---------------------------------------------------------------------
     2,494     (a) Chris Craft Industries, Inc.                                                 98,187
                   ---------------------------------------------------------------------
     4,000         Cintas Corp.                                                                233,000
                   ---------------------------------------------------------------------
     8,700     (a) Circus Circus Enterprises, Inc.                                             300,150
                   ---------------------------------------------------------------------
     5,050         Cracker Barrel Old Country Store                                            102,894
                   ---------------------------------------------------------------------
     1,400         Ennis Business Forms, Inc.                                                   15,400


                   ---------------------------------------------------------------------
    12,700         Equifax, Inc.                                                               377,825
                   ---------------------------------------------------------------------
     2,600         Flightsafety International, Inc.                                            128,375
                   ---------------------------------------------------------------------






FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
*COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ---------------------------------------------------------------------
     1,800     (a) Golden Books Family Entertainment, Inc.                                 $    20,025
                   ---------------------------------------------------------------------
     1,500         Granite Construction, Inc.                                                   28,875
                   ---------------------------------------------------------------------
     3,600         Gtech Holdings Corp.                                                        106,200
                   ---------------------------------------------------------------------
     1,200         Houghton Mifflin Co.                                                         59,550
                   ---------------------------------------------------------------------
     1,900     (a) International Dairy Queen, Inc., Class A                                     36,575
                   ---------------------------------------------------------------------
     2,100     (a) Jacobs Engineering Group, Inc.                                               46,463
                   ---------------------------------------------------------------------
     3,175         Kelly Services, Inc., Class A                                                88,900
                   ---------------------------------------------------------------------
     1,000         Lawson Products, Inc.                                                        21,250
                   ---------------------------------------------------------------------
     4,000         Lee Enterprises, Inc.                                                        91,500
                   ---------------------------------------------------------------------
     3,000     (a) Lone Star Steakhouse & Saloon                                                76,875
                   ---------------------------------------------------------------------


     6,900         Manpower, Inc.                                                              195,788
                   ---------------------------------------------------------------------
     2,200         Media General, Inc., Class A                                                 65,450
                   ---------------------------------------------------------------------
    15,400         Mirage Resorts, Inc.                                                        338,800
                   ---------------------------------------------------------------------
     4,200         Ogden Corp.                                                                  76,125
                   ---------------------------------------------------------------------
     6,600         Olsten Corp.                                                                132,000
                   ---------------------------------------------------------------------
     6,700         Omnicom Group, Inc.                                                         333,325
                   ---------------------------------------------------------------------
     3,700     (a) Outback Steakhouse, Inc.                                                     85,794
                   ---------------------------------------------------------------------
     5,775         Paychex, Inc.                                                               329,175
                   ---------------------------------------------------------------------
     4,300     (a) Promus Hotel Corp.                                                          136,525
                   ---------------------------------------------------------------------
     7,000         Reynolds & Reynolds Co., Class A                                            184,625
                   ---------------------------------------------------------------------
     3,000         Rollins, Inc.                                                                57,375
                   ---------------------------------------------------------------------
     1,700         Sbarro, Inc.                                                                 44,838
                   ---------------------------------------------------------------------
     1,300     (a) Scholastic Corp.                                                             95,225
                   ---------------------------------------------------------------------
     6,200         Sensormatic Electronics Corp.                                               101,525
                   ---------------------------------------------------------------------
     4,700         Sothebys Holdings, Inc., Class A                                             79,900


                   ---------------------------------------------------------------------
     2,400         Standard Register                                                            62,400
                   ---------------------------------------------------------------------
     4,100         Transocean Offshore, Inc.                                                   259,325
                   ---------------------------------------------------------------------





FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
*COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ---------------------------------------------------------------------
    11,000     (a) USA Waste Services, Inc.                                                $   352,000
                   ---------------------------------------------------------------------
     3,800         Wallace Computer, Inc.                                                      111,625
                   ---------------------------------------------------------------------
       900         Washington Post Co., Class B                                                296,100
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     5,952,934
                   ---------------------------------------------------------------------   -----------
                   TECHNOLOGY--12.8%
                   ---------------------------------------------------------------------
     5,300     (a) ADC Telecommunications, Inc.                                                362,388
                   ---------------------------------------------------------------------
     3,821     (a) AST Research, Inc.                                                           17,672
                   ---------------------------------------------------------------------
     6,100         Adobe System, Inc.                                                          211,213
                   ---------------------------------------------------------------------
     3,700     (a) Altera Corp.                                                                229,400
                   ---------------------------------------------------------------------
     7,400     (a) America Online, Inc.                                                        200,725
                   ---------------------------------------------------------------------


     9,650     (a) Analog Devices, Inc.                                                        250,900
                   ---------------------------------------------------------------------
     4,275     (a) Arrow Electronics, Inc.                                                     203,597
                   ---------------------------------------------------------------------
     8,200     (a) Atmel Corp.                                                                 208,075
                   ---------------------------------------------------------------------
     3,700         Avnet, Inc.                                                                 186,388
                   ---------------------------------------------------------------------
     4,300     (a) BMC Software, Inc.                                                          356,900
                   ---------------------------------------------------------------------
     2,400         Beckman Instruments, Inc.                                                    88,200
                   ---------------------------------------------------------------------
     2,400     (a) Borland International, Inc.                                                  12,150
                   ---------------------------------------------------------------------
     6,500     (a) Cadence Design Systems, Inc.                                                237,250
                   ---------------------------------------------------------------------
     5,300     (a) Cirrus Logic, Inc.                                                          100,700
                   ---------------------------------------------------------------------
     3,600     (a) Compuware Corp.                                                             189,900
                   ---------------------------------------------------------------------
     7,100     (a) Cypress Semiconductor Corp.                                                  76,325
                   ---------------------------------------------------------------------
     1,800     (a) Exabyte Corp.                                                                23,850
                   ---------------------------------------------------------------------
     3,800     (a) FIserv, Inc.                                                                145,825
                   ---------------------------------------------------------------------
     2,800         GenCorp, Inc.                                                                46,200
                   ---------------------------------------------------------------------
     3,500     (a) Imation Corp.                                                                95,813


                   ---------------------------------------------------------------------
     2,300     (a) Information Resources, Inc.                                                  29,038
                   ---------------------------------------------------------------------
    12,500     (a) Informix Corp.                                                              277,344
                   ---------------------------------------------------------------------





FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
*COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ---------------------------------------------------------------------
     6,500     (a) Integrated Device Technology, Inc.                                      $    53,625
                   ---------------------------------------------------------------------
     2,900         Intelligent Electronics, Inc.                                                25,738
                   ---------------------------------------------------------------------
     6,200         Linear Technology Corp.                                                     207,700
                   ---------------------------------------------------------------------
     3,900     (a) Litton Industries, Inc.                                                     175,013
                   ---------------------------------------------------------------------
     5,100     (a) Maxim Integrated Products, Inc.                                             178,500
                   ---------------------------------------------------------------------
     1,300         Measurex Corp.                                                               33,475
                   ---------------------------------------------------------------------
     5,200     (a) Mentor Graphics Corp.                                                        44,200
                   ---------------------------------------------------------------------
     8,500         Molex, Inc.                                                                 306,000
                   ---------------------------------------------------------------------
     1,700         OEA, Inc.                                                                    64,175
                   ---------------------------------------------------------------------
     4,000     (a) Octel Communications Corp.                                                   63,500
                   ---------------------------------------------------------------------


    10,400     (a) Parametric Technology Corp.                                                 508,300
                   ---------------------------------------------------------------------
     4,500     (a) Quantum Corp.                                                                91,125
                   ---------------------------------------------------------------------
     1,500     (a) Rohr, Inc.                                                                   27,750
                   ---------------------------------------------------------------------
       800     (a) Sequa Corp., Class A                                                         33,400
                   ---------------------------------------------------------------------
     2,700     (a) Sequent Computer System, Inc.                                                39,994
                   ---------------------------------------------------------------------
     4,200     (a) Solectron Corp.                                                             224,700
                   ---------------------------------------------------------------------
    11,237     (a) Sterling Commerce, Inc.                                                     316,042
                   ---------------------------------------------------------------------
     5,080     (a) Storage Technology Corp.                                                    216,535
                   ---------------------------------------------------------------------
     1,900     (a) Stratus Computer, Inc.                                                       42,513
                   ---------------------------------------------------------------------
     2,600     (a) Structural Dynamics Research Corp.                                           46,150
                   ---------------------------------------------------------------------
     5,200         Sundstrand Corp.                                                            209,300
                   ---------------------------------------------------------------------
     4,400     (a) Symantec Corp.                                                               47,850
                   ---------------------------------------------------------------------
     2,200     (a) Symbol Technologies, Inc.                                                    98,725
                   ---------------------------------------------------------------------
     7,000     (a) Teradyne, Inc.                                                              111,125
                   ---------------------------------------------------------------------
     1,500         Thiokol Corp.                                                                62,813


                   ---------------------------------------------------------------------
     7,182     (a) U.S. Robotics Corp.                                                         451,568
                   ---------------------------------------------------------------------
     2,600         Varian Association, Inc.                                                    117,325
                   ---------------------------------------------------------------------





FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
*COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ---------------------------------------------------------------------
     1,900     (a) Verifone, Inc.                                                          $    63,888
                   ---------------------------------------------------------------------
     5,145     (a) Vishay Intertechnology, Inc.                                                 92,610
                   ---------------------------------------------------------------------
     6,000     (a) Xilinx, Inc.                                                                196,500
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     7,699,992
                   ---------------------------------------------------------------------   -----------
                   TRANSPORTATION--1.6%
                   ---------------------------------------------------------------------
     2,200     (a) APL, Ltd.                                                                    48,400
                   ---------------------------------------------------------------------
     1,800         Airborne Freight Corp.                                                       35,775
                   ---------------------------------------------------------------------
     1,100     (a) Alaska Air Group, Inc.                                                       24,200
                   ---------------------------------------------------------------------
     3,900         Alexander and Baldwin, Inc.                                                  96,038
                   ---------------------------------------------------------------------
     2,300         Arnold Industries, Inc.                                                      36,513
                   ---------------------------------------------------------------------


     2,800         Atlantic Southeast Airlines, Inc.                                            58,800
                   ---------------------------------------------------------------------
     3,300         Hunt (J.B.) Transportation Services, Inc.                                    48,263
                   ---------------------------------------------------------------------
     5,250         Illinois Central Corp.                                                      169,969
                   ---------------------------------------------------------------------
     3,200         Kansas City Southern Industries, Inc.                                       150,400
                   ---------------------------------------------------------------------
     3,100         Overseas Shipholding Group, Inc.                                             52,700
                   ---------------------------------------------------------------------
     5,300         Tidewater, Inc.                                                             231,875
                   ---------------------------------------------------------------------   -----------
                   Total                                                                       952,933
                   ---------------------------------------------------------------------   -----------
                   UTILITIES--13.2%
                   ---------------------------------------------------------------------
     9,900     (a) 360 Communications Co.                                                      223,988
                   ---------------------------------------------------------------------
     4,600         AGL Resources, Inc.                                                          96,600
                   ---------------------------------------------------------------------
     3,100         Aliant Communications, Inc.                                                  50,375
                   ---------------------------------------------------------------------
    10,200         Allegheny Power Systems, Inc.                                               304,725
                   ---------------------------------------------------------------------
     6,600         American Water Works Co., Inc.                                              134,475
                   ---------------------------------------------------------------------
     4,400         Atlantic Energy, Inc. NJ                                                     77,550
                   ---------------------------------------------------------------------
     1,200         Black Hills Corp.                                                            30,600


                   ---------------------------------------------------------------------
     4,100         Brooklyn Union Gas Co.                                                      118,900
                   ---------------------------------------------------------------------
     7,700         CMS Energy Corp.                                                            243,513
                   ---------------------------------------------------------------------





FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
*COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   ---------------------------------------------------------------------
     1,900         Central LA Electric Co.                                                 $    51,538
                   ---------------------------------------------------------------------
     2,700         Central Maine Power Co.                                                      31,725
                   ---------------------------------------------------------------------
     5,000         Century Telephone Enterprises, Inc.                                         160,625
                   ---------------------------------------------------------------------
     4,000         Comsat Corp.                                                                 94,000
                   ---------------------------------------------------------------------
     5,100         Delmarva Power and Light Co.                                                101,363
                   ---------------------------------------------------------------------
     2,900         El Paso Natural Gas                                                         140,650
                   ---------------------------------------------------------------------
     8,100         Florida Progress Corp.                                                      270,338
                   ---------------------------------------------------------------------
    13,300         Frontier Corp.                                                              385,700
                   ---------------------------------------------------------------------
     2,500         Hawaiian Electric Industries, Inc.                                           89,063
                   ---------------------------------------------------------------------
     3,200         Idaho Power Co.                                                              99,600
                   ---------------------------------------------------------------------


     6,400         Illinova Corp.                                                              174,400
                   ---------------------------------------------------------------------
     1,950         Indiana Energy, Inc.                                                         47,775
                   ---------------------------------------------------------------------
     4,800         Ipalco Enterprises, Inc.                                                    129,000
                   ---------------------------------------------------------------------
     5,200         Kansas City Power And Light Co.                                             143,000
                   ---------------------------------------------------------------------
     5,600         LG&E Energy Corp.                                                           129,500
                   ---------------------------------------------------------------------
     5,600         MCN Corp.                                                                   154,000
                   ---------------------------------------------------------------------
     8,522         MidAmerican Energy Co.                                                      132,091
                   ---------------------------------------------------------------------
     2,600         Minnesota Power And Light Co.                                                73,450
                   ---------------------------------------------------------------------
     4,600         Montana Power Co.                                                            97,750
                   ---------------------------------------------------------------------
    18,100     (a) NEXTEL Communications, Inc.                                                 289,600
                   ---------------------------------------------------------------------
     5,300         NIPSCO Industries, Inc.                                                     200,738
                   ---------------------------------------------------------------------
     3,200         National Fuel Gas Co.                                                       119,200
                   ---------------------------------------------------------------------
     4,000         Nevada Power Co.                                                             81,500
                   ---------------------------------------------------------------------
     5,500         New England Electric System                                                 185,625
                   ---------------------------------------------------------------------
     6,000         New York State Electric and Gas Corp.                                       125,250


                   ---------------------------------------------------------------------
    10,700         Northeast Utilities Co.                                                     115,025
                   ---------------------------------------------------------------------
     3,400         Oklahoma Gas and Electric Co.                                               133,025
                   ---------------------------------------------------------------------





FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
*COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   ---------------------------------------------------------------------
     7,400         Pinnacle West Capital Corp.                                             $   228,475
                   ---------------------------------------------------------------------
     4,300         Portland General Corp.                                                      188,125
                   ---------------------------------------------------------------------
    10,000         Potomac Electric Power Co.                                                  256,250
                   ---------------------------------------------------------------------
     5,400         Public Service Co. Colo                                                     199,800
                   ---------------------------------------------------------------------
     3,500         Public Service Co. New Mexico                                                65,625
                   ---------------------------------------------------------------------
     5,400         Puget Sound Power & Light Co.                                               119,475
                   ---------------------------------------------------------------------
     3,400         Questar Corp.                                                               122,400
                   ---------------------------------------------------------------------
     8,700         SCANA Corp.                                                                 232,725
                   ---------------------------------------------------------------------
     5,200     (a) Seagull Energy Corp.                                                        112,450
                   ---------------------------------------------------------------------
     5,500         Southern New England Telecommunications                                     204,875
                   ---------------------------------------------------------------------


     3,500         Southwestern Public Service Co.                                             119,000
                   ---------------------------------------------------------------------
     2,100         TCA Cable TV, Inc.                                                           56,175
                   ---------------------------------------------------------------------
     9,900         TECO Energy, Inc.                                                           243,788
                   ---------------------------------------------------------------------
     4,900         Telephone and Data System, Inc.                                             171,500
                   ---------------------------------------------------------------------
     3,900         Utilicorp United, Inc.                                                      105,788
                   ---------------------------------------------------------------------
     3,500     (a) Vanguard Cellular Systems, Inc., Class A                                     57,969
                   ---------------------------------------------------------------------
     2,600         WPL Holdings, Inc.                                                           73,125
                   ---------------------------------------------------------------------
     3,600         Washington Gas Light Co.                                                     80,550
                   ---------------------------------------------------------------------
     9,300         Wisconsin Energy Corp.                                                      252,263
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     7,926,615
                   ---------------------------------------------------------------------   -----------
                   TOTAL COMMON STOCKS (IDENTIFIED COST $43,245,074)                        53,631,911
                   ---------------------------------------------------------------------   -----------





FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
(B) U.S. GOVERNMENT OBLIGATION--0.3%
----------------------------------------------------------------------------------------
   $200,000        United States Treasury Bill, 12/19/1996 (identified cost $198,627)         $198,706
                   ---------------------------------------------------------------------   -----------
(C) REPURCHASE AGREEMENT--9.2%
----------------------------------------------------------------------------------------
  5,535,000        BT Securities, Inc., 5.55%, dated 10/31/1996, due 11/1/1996
                   (at amortized cost)                                                       5,535,000
                   ---------------------------------------------------------------------   -----------
                   TOTAL INVESTMENTS (IDENTIFIED COST $48,978,701)(D)                      $59,365,617
                   ---------------------------------------------------------------------   -----------




  * The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $5,857,200 at October 31, 1996, which represents 9.8% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 99.3% of net assets.

(a) Non-income producing security.


(b) Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.


(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $48,989,468. The net unrealized appreciation of investments on a federal tax basis amounts to $10,376,149 which is comprised of $13,417,978 appreciation and $3,041,829 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets


      ($59,947,998) at October 31, 1996.

(See Notes which are an integral part of the Financial Statements)


FEDERATED MID-CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------


ASSETS:
----------------------------------------------------------------------------------
Total investments in securities, at value
(identified cost $48,978,701, and tax cost $48,989,468)                                $59,365,617
----------------------------------------------------------------------------------
Cash                                                                                           217
----------------------------------------------------------------------------------
Income receivable                                                                           53,853
----------------------------------------------------------------------------------
Receivable for shares sold                                                                 840,322
----------------------------------------------------------------------------------
Receivable for daily variation margin                                                       37,500
----------------------------------------------------------------------------------
Deferred expenses                                                                           11,117
----------------------------------------------------------------------------------     -----------
     Total assets                                                                       60,308,626
----------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------
Payable for shares redeemed                                               $345,410
-----------------------------------------------------------------------
Accrued expenses                                                            15,218
-----------------------------------------------------------------------   --------
     Total liabilities                                                                     360,628
----------------------------------------------------------------------------------     -----------
NET ASSETS for 4,358,350 shares outstanding                                            $59,947,998
----------------------------------------------------------------------------------     -----------


NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
Paid in capital                                                                        $46,972,122
----------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures contracts                        10,519,926
----------------------------------------------------------------------------------
Accumulated net realized gain on investments and futures contracts                       2,415,428
----------------------------------------------------------------------------------
Undistributed net investment income                                                         40,522
----------------------------------------------------------------------------------     -----------
     Total Net Assets                                                                  $59,947,998
----------------------------------------------------------------------------------     -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$59,947,998 / 4,358,350 shares outstanding                                                  $13.75
----------------------------------------------------------------------------------     -----------




(See Notes which are an integral part of the Financial Statements)


FEDERATED MID-CAP FUND
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------




INVESTMENT INCOME:
--------------------------------------------------------------------------------------------
Dividends                                                                                       $  880,834
--------------------------------------------------------------------------------------------
Interest                                                                                           200,265
--------------------------------------------------------------------------------------------    ----------
    Total income                                                                                 1,081,099
--------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------
Management fee                                                                     $ 225,754
-------------------------------------------------------------------------------
Custodian fees                                                                        34,726
-------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                              19,496
-------------------------------------------------------------------------------
Directors'/Trustees' fees                                                              3,056
-------------------------------------------------------------------------------
Auditing fees                                                                         14,061
-------------------------------------------------------------------------------
Legal fees                                                                             3,636
-------------------------------------------------------------------------------
Portfolio accounting fees                                                             48,128
-------------------------------------------------------------------------------
Shareholder services fee                                                             141,096
-------------------------------------------------------------------------------
Share registration costs                                                              15,995


-------------------------------------------------------------------------------
Printing and postage                                                                  16,727
-------------------------------------------------------------------------------
Taxes                                                                                  2,999
-------------------------------------------------------------------------------
Miscellaneous                                                                          7,504
-------------------------------------------------------------------------------    ---------
    Total expenses                                                                   533,178
-------------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------------
  Waiver of management fee                                            $ (79,194)
-------------------------------------------------------------------
  Waiver of shareholder services fee                                   (112,978)
-------------------------------------------------------------------   ---------
    Total waivers                                                                   (192,172)
-------------------------------------------------------------------------------    ---------
         Net expenses                                                                              341,006
--------------------------------------------------------------------------------------------    ----------
              Net investment income                                                                740,093
--------------------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
--------------------------------------------------------------------------------------------
Net realized gain on investments and futures contracts                                           2,211,765
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and futures contracts                       5,352,243
--------------------------------------------------------------------------------------------    ----------
    Net realized and unrealized gain on investments and futures contracts                        7,564,008
--------------------------------------------------------------------------------------------    ----------


         Change in net assets resulting from operations                                         $8,304,101
--------------------------------------------------------------------------------------------    ----------





(See Notes which are an integral part of the Financial Statements)


FEDERATED MID-CAP FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------




                                                                         YEAR ENDED OCTOBER 31,
                                                                      -----------------------------
                                                                          1996             1995
                                                                      ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------
Net investment income                                                 $    740,093     $    987,497
-------------------------------------------------------------------
Net realized gain on investments and futures contracts ($2,561,538 and $3,414,170 net gain, respectively, as computed for federal tax
purposes)                                                                2,211,765        3,630,556
-------------------------------------------------------------------
Net change in unrealized appreciation of investments and
futures contracts                                                        5,352,243        5,366,839
-------------------------------------------------------------------   ------------     ------------
     Change in net assets resulting from operations                      8,304,101        9,984,892
-------------------------------------------------------------------   ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------
Distributions from net investment income                                  (846,844)        (893,649)
-------------------------------------------------------------------
Distributions from net realized gains and futures contracts             (3,414,624)        (778,952)
-------------------------------------------------------------------   ------------     ------------
     Change in net assets resulting from distributions to


shareholders                                                            (4,261,468)      (1,672,601)
-------------------------------------------------------------------   ------------     ------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------
Proceeds from sale of shares                                            52,748,566       48,339,864
-------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                   2,549,965          858,211
-------------------------------------------------------------------
Cost of shares redeemed                                                (61,972,769)     (38,942,349)
-------------------------------------------------------------------   ------------     ------------
     Change in net assets resulting from share transactions             (6,674,238)      10,255,726
-------------------------------------------------------------------   ------------     ------------
          Change in net assets                                          (2,631,605)      18,568,017
-------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------
Beginning of period                                                     62,579,603       44,011,586
-------------------------------------------------------------------   ------------     ------------
End of period (including undistributed net investment income of
$40,522 and $147,273, respectively)                                   $ 59,947,998     $ 62,579,603
-------------------------------------------------------------------   ------------     ------------





(See Notes which are an integral part of the Financial Statements)


FEDERATED MID-CAP FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mid-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market.


Effective December 5, 1994, the Board of Trustees ("Trustees") changed the name of the Fund from Mid-Cap Fund to Federated Mid-Cap Fund.




(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.


     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the


     "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

     Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended October 31, 1996, the Fund had realized losses of $252,492 on futures contracts.

     Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

     At October 31, 1996, the Fund had outstanding futures contracts as set forth below:


                                                                           UNREALIZED
     EXPIRATION DATE       CONTRACTS TO DELIVER/RECEIVE     POSITION      APPRECIATION
    ------------------    ------------------------------    --------     --------------
    December 20, 1996        48 S&P 400 Index Futures          Long         $133,010




     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:


                                                                          YEAR ENDED OCTOBER 31,
                                                                        ---------------------------
                                                                           1996             1995
                                                                        ----------       ----------
---------------------------------------------------------------------
Shares sold                                                              4,023,215        4,033,312
---------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared         206,046           78,357
---------------------------------------------------------------------
Shares redeemed                                                         (4,766,402)      (3,208,182)
---------------------------------------------------------------------   ----------       ----------
  Net change resulting from share transactions                            (537,141)         903,487
---------------------------------------------------------------------   ----------       ----------




(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Federated Management, the Fund's manager, ("Manager"), receives for its services an annual management fee equal to 0.40% of the Fund's average daily net assets. Under the terms of a sub-advisory agreement between the Manager and the Trust Division of ANB Investment Management and Trust Company ("Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.035% of the Fund's average daily net assets. In addition, the Sub-Manager may voluntarily choose to reduce its compensation. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.




PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $23,784 were borne initially by the Manager. The Fund has agreed to reimburse the Manager for the organizational expenses at an annual rate of 0.005% of average daily net assets until expenses initially borne are fully reimbursed or the expiration of five years after effective date--whichever occurs earlier. For the period ended October 31, 1996, the Fund paid $6,871 pursuant to this agreement.


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1996, were as follows:


-----------------------------------------------------------------------------------
Purchases                                                                             $ 8,725,444
-----------------------------------------------------------------------------------   -----------
Sales                                                                                 $15,432,850
-----------------------------------------------------------------------------------   -----------






REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

To the Trustees and Shareholders of
FEDERATED INDEX TRUST:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mid-Cap Fund (a portfolio of Federated Index Trust) as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see page 2 of this prospectus) for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mid-Cap Fund of Federated Index Trust at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
December 16, 1996



ADDRESSES


--------------------------------------------------------------------------------




                                                       Federated Investors Tower
Federated Mid-Cap Fund                                 Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.             Federated Investors Tower
                                                       Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------
Manager
                Federated Management                   Federated Investors Tower
                                                       Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------
Sub-Manager
                ANB Investment Management              One North LaSalle Street
                and Trust Co.                          Chicago, Illinois 60690
------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                  P.O. Box 8600
                Trust Company                          Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services         P.O. Box 8600
                Company                                Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                      One Oxford Centre
                                                       Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      FEDERATED MID-CAP FUND
                                      (A PORTFOLIO OF FEDERATED INDEX TRUST)
                                      PROSPECTUS

                                      A No-Load, Open-End, Diversified
                                      Management Investment Company


                                      Prospectus dated December 31, 1996

LOGO
       Cusip 31420E205

       2062304A (12/96)


                            FEDERATED MID-CAP FUND
                    (A PORTFOLIO OF FEDERATED INDEX TRUST)
                     STATEMENT OF ADDITIONAL INFORMATION
      This Statement of Additional Information should be read with the prospectus of the Fund dated December 31, 1996. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                      Statement dated December 31, 1996



FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA 15222-3779


Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 31420E205
2062304B (12/96)




GENERAL INFORMATION ABOUT THE FUND                  1

INVESTMENT OBJECTIVE AND POLICIES                   1

 Types of Investments                               1
 When-Issued and Delayed Delivery Transactions      3
 Lending of Portfolio Securities                    3
 Reverse Repurchase Agreements                      3
 Portfolio Turnover                                 3
INVESTMENT LIMITATIONS                              3

FEDERATED INDEX TRUST MANAGEMENT                    6

 Fund Ownership                                    10
 Trustees' Compensation                            11
 Trustee Liability                                 12
MANAGEMENT SERVICES                                12

 Managers to the Fund                              12
 Management Fees                                   12
 Other Related Services                            12
BROKERAGE TRANSACTIONS                             13

OTHER SERVICES                                     13

 Custodian and Portfolio Accountant                13
 Transfer Agent                                    13
 Independent Auditors                              13


SHAREHOLDER SERVICES                               13

PURCHASING SHARES                                  14

 Conversion to Federal Funds                       14
 Exchanging Securities for Fund Shares             14
DETERMINING NET ASSET VALUE                        14

 Determining Market Value of Securities            14
REDEEMING SHARES                                   15

 Redemption in Kind                                15
MASSACHUSETTS PARTNERSHIP LAW                      15

TAX STATUS                                         15

 The Fund's Tax Status                             15
 Shareholders' Tax Status                          15
TOTAL RETURN                                       15

YIELD                                              16

PERFORMANCE COMPARISONS                            16

 Economic and Market Information                   17
ABOUT FEDERATED INVESTORS                          17

STANDARD & POOR'S RATINGS GROUP                    18





GENERAL INFORMATION ABOUT THE FUND

Federated Mid-Cap Fund (the "Fund") is a portfolio of Federated Index Trust (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. On December 5, 1994, the Trustees changed the name of the Fund from the Mid-Cap Fund to the Federated Mid-Cap Fund.
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. The investment objective cannot be changed without the approval of shareholders. The policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
TYPES OF INVESTMENTS
In addition to the common stocks described in the prospectus, the Fund may also invest in money market instruments and U.S. government obligations and securities in such proportions as, in the judgment of the sub-manager, prevailing market conditions warrant.
   MONEY MARKET INSTRUMENTS
     The Fund may invest in the following money market instruments: oinstruments of domestic banks and savings associations having capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation; and


     oprime commercial paper (rated A-1 by Standard and Poor's Ratings Group, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service).
   REPURCHASE AGREEMENTS
     The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's sub-manager to be creditworthy pursuant to guidelines established by the Trustees.
   U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;


     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oThe Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives;
     oFederal Home Loan Banks;
     oFarmers Home Administration; and
     oFederal National Mortgage Association.
   STOCK INDEX FUTURES AND OPTIONS
     The Fund may utilize stock index futures contracts and options on stocks, stock indices and stock index futures contracts for the purposes of managing cash flows into and out of the Fund's portfolio and potentially reducing transactional costs. The Fund may not use stock index futures contracts and options for speculative purposes.
     As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio through the purchase of listed put options on stocks, stock indices and stock index futures contracts. These options will be used only as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. Put options on stock indices are similar to put options on stocks except for the delivery requirements. Instead of giving the Fund the right to make delivery of stock at a specified price, a put option on a stock index gives the Fund, as holder, the right to receive an amount of cash upon exercise of the option.
     The Fund may also write covered call options. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.
     The Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.
     The Fund may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration. The Fund, when purchasing or selling a futures contract, will initially be required to deposit in a segregated account in the broker's name with the Fund's custodian an amount of cash or U.S. government securities approximately equal to 5%-10% of the contract value. This amount is known as "initial margin," and it is subject to change by the exchange or board of trade on which the contract is traded. Subsequent payments to and from the broker are made on a daily basis as the price of the index or the securities underlying the futures contract fluctuates. These payments are known as "variation margins," and the fluctuation in value of the long and short positions in the futures contract is a process referred to as "marking to market." The Fund may decide to close its position on a contract at any time prior to the contract's expiration. This is accomplished by the Fund taking an opposite position at the then prevailing price, thereby terminating its existing position in the contract. Because the initial margin resembles a performance bond or good faith deposit on the contract, it is returned to the Fund upon the termination of the contract, assuming that all contractual obligations have been satisfied. Therefore, the margin utilized in futures contracts is readily distinguishable from the margin employed in security transactions, since the margin employed in futures contracts does not involve the borrowing of funds to finance the transaction.
   RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS
     The Fund will not enter into stock index futures contracts to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. Further, the Fund will enter into stock index futures contracts only for bona fide hedging purposes or such other purposes permitted under Part 4 of the regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund may not enter into stock index futures contracts and options to the extent that the value of such contracts and options would exceed 20% of the Fund's total net assets and may not purchase put options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
LENDING OF PORTFOLIO SECURITIES
The Fund may lend its portfolio securities up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the sub-manager has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. A reverse repurchase transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt
to achieve the Fund's investment objective.    For the fiscal years ended
October 31, 1996 and October 31, 1995, the portfolio turnover rates for the Fund were 17% and 26%, respectively.


INVESTMENT LIMITATIONS

INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities. However, the Fund may purchase stock index futures contracts and put options on stock indices and stock index futures contracts to the extent that not more than 5% of the Fund's total assets are required as initial margin deposit for futures contracts and not more than 20% of the Fund's total net assets are invested in futures contracts and options at any time.
SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts and put options on stock index futures contracts, but may obtain such short-term credits as are necessary for the clearance of transactions. LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective and policies and the Declaration of Trust of the Trust.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.


ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities, except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
DIVERSIFICATION OF INVESTMENTS
The Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except U.S. government securities, or invest in more than 10% of the voting securities of any one issuer. CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in securities of companies in any one industry. However, investing in U.S. government obligations shall not be considered investing in any one industry.


INVESTING IN REAL ESTATE
The Fund will not buy or sell real estate, including partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
INVESTING IN RESTRICTED SECURITIES
   The Fund will limit its investment in restricted securities to 5% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933.
The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
   WRITING COVERED CALL OPTIONS
The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
INVESTING IN PUT OPTIONS
The Fund will not purchase put options on securities, other than put options on stock, stock indices and stock index futures contracts, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions and not more than 20% of the Fund's total net assets are invested in put options and future contracts at any time.
ACQUIRING SECURITIES
The Fund will not purchase securities of other investment companies except to the extent permitted by the Investment Company Act of 1940, or except as part of a merger, consolidation, or other acquisition. It will not invest in securities for the purpose of exercising control or management. INVESTING IN ILLIQUID SECURITIES
   The Fund will not invest more than 15% of its net assets in securities which are illiquid, including certain restricted securities not determined by the Trustees to be liquid and repurchase agreements providing for settlement more than seven days after notice.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the past fiscal year and does not expect to do so during the coming fiscal year.
   For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items".


   FEDERATED INDEX TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Index Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower


Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property


Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.




J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.




James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee


Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.




Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee


Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.




Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.


     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.





   As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility


Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
 FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of December 4, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Charles Schwab & Co. Inc., San Francisco, CA, owned approximately 462,929 shares (10.57%); Covie & Co., Chicago, IL, owned approximately 359,819 shares (8.22%); FIRNATICIA, Iowa City, IA, owned approximately 335,099 shares, (7.65%); and Mitra & Co., Milwaukee, WI, owned approximately 629,561 shares (14.38%).


   TRUSTEES' COMPENSATION


                      AGGREGATE
NAME ,                COMPENSATION
POSITION WITH         FROM              TOTAL COMPENSATION PAID
TRUST                 TRUST*#           FROM FUND COMPLEX +




John F. Donahue       $ -0-             $-0- for the Trust  and
Chairman and Trustee                    54 other investment companies in
the Fund                                Complex

J. Christopher Donahue$ -0-             $-0- for the Trust  and
Executive Vice President                     16 other investment companies
in the Fund andTrustee                  Complex

Thomas G. Bigley++    $1,853.85         $86,331 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

John T. Conroy, Jr.   $2,025.23         $115,760 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

William J. Copeland   $2,025.23         $115,760 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

James E. Dowd         $2,025.23         $115,760 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

Lawrence D. Ellis, M.D.                 $1,853.85 $104,898 for the Trust
and


Trustee                                 54 other investment companies in
the Fund                                Complex

Edward L. Flaherty, Jr.                 $2,025.23 $115,760 for the Trust
and
Trustee                                 54 other investment companies in
the Fund                                Complex

Peter E. Madden       $1,853.85         $104,898 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

Gregor F. Meyer       $1,853.85         $104,898 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

John E. Murray, Jr.   $1,853.85         $104,898 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex


TRUSTEES' COMPENSATION (CONT'D.)


Wesley W. Posvar      $1,853.85         $104,898 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

Marjorie P. Smuts     $1,853.85         $104,898 for the Trust  and


Trustee                                 54 other investment companies in
the Fund                                Complex


*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of three portfolios.
+The information is provided for the last calendar year.
++Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. MANAGEMENT SERVICES

MANAGERS TO THE FUND
The Fund's manager is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Fund's sub-manager is ANB Investment Management and Trust Company ("ANB"). It is a wholly-owned subsidiary of First Chicago Investment Management Company. First Chicago Investment Management Company is a wholly-owned subsidiary of First National Bank of Chicago, which in turn,
is a wholly-owned subsidiary of First    Chicago NBD Corporation.  The sub-
manager's directors are Alan F. Delp, J. Stephen Baine, Thomas P. Michaels,


David P. Bogler, Stephen P. Manus, Neil R. Wright, Terrall J. Janeway and
P. James Kartalia. The officers of ANB are Alan F. Delp, Chairman, Stephen
P. Manus, President, Neil R. Wright, Chief Investment Officer, and Thomas
P. Michaels, Secretary and Treasurer.
Neither the manager nor the sub-manager shall be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by the manager or sub-manager, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon either of them by their respective management contracts.
MANAGEMENT FEES
For its management services, Federated Management receives an annual fee as described in the prospectus. ANB receives an annual fee for its services, which will be paid by the manager, as described in the prospectus.
   For the fiscal years ended October 31, 1996, 1995 and 1994, the manager earned $225,754, $208,809 and $115,033, respectively, of which $79,194,
$106,606 and $115,033 was voluntarily waived in 1996, 1995 and 1994, respectively, because of undertakings to limit the Fund's expenses.
OTHER RELATED SERVICES
Affiliates of the manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
BROKERAGE TRANSACTIONS

The managers may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the managers and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the managers or their affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the managers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The managers and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
   During the fiscal years ended October 31, 1996, 1995 and 1994, the Fund
paid total brokerage commissions of $23,672, $45,385 and        $54, 595,
respectively.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the managers, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the managers are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the managers to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


OTHER SERVICES

   CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Funds's portfolio investments.
TRANSFER AGENT
   Federated Services Company, through its registered transfer agent Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.


By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders;
(2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
   For the fiscal year ended October 31, 1996, the Fund paid shareholder service fees in the amount of $141, 096 of which $112, 978 was waived. PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.
EXCHANGING SECURITIES FOR FUND SHARES
   Investors may exchange securities they already own for Fund shares, or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.


The Fund values such securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities.
   TAX CONSEQUENCES
     Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus. DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows: ofor equity securities, according to the last sale price on a national securities exchange, if available;
oin the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
ofor bonds and other fixed income securities, at the last sale price on a national securities exchange if available, otherwise as determined by an independent pricing service;
ofor short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or ofor all other securities, at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value stock index futures contracts and options on stocks, stock indices and stock index futures contracts at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value. REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after State Street Bank receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part with securities from the Fund's portfolio.
Such securities will be valued with the same valuation techniques employed in determining net asset value, and the securities will be selected in a manner the Trustees determine to be fair and equitable.
The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund will redeem shares for any one shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust enters into or its Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because the Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;


oderive less than 30% of its gross income from the sale of securities held less than three months;
oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
   CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.
TOTAL RETURN

   The Fund's average annual total returns for the one-year period ended October 31, 1996 and for the period from November 5, 1992 (start of performance) to October 31, 1996, were 15.80% and 13.67% , respectively.
The average annual total return for the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.


YIELD

   The Fund's SEC yield for the thirty-day period ended October 31, 1996 was 1.35%.
The yield for the Fund is determined each day by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
oportfolio quality;
oaverage portfolio maturity;
otype of instruments in which the portfolio is invested;
ochanges in interest rates and market value of portfolio securities; ochanges in Fund expenses;


othe relative amount of Fund cash flow; and ovarious other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.
oRUSSELL 2000 SMALL STOCK INDEX--is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.
oSTANDARD & POOR'S DAILY STOCK PRICE INDEXES OF 500 AND 400 COMMON STOCKS-- are composite indexes of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indexes assume reinvestments of all dividends paid by stocks listed on its indexes. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
oWILSHIRE 5000 EQUITY INDEXES--consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.
oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for each class of shares may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on quarterly reinvestment of dividends over a specified period of time.
   Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills. ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. Traders handle trillions of dollars in annual trading volume.
In the equity sector, Federated Investors has more than 25 years' experience. As of December 31, 1995, Federated Investors managed 22 equity funds totaling approximately $5.4 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated Investor's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.


MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.


BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.
*source:  Investment Company Institute
STANDARD & POOR'S RATINGS GROUP

"Standard and Poor's," "S&P ," "S&P MidCap 400 Index," and "Standard & Poor's MidCap 400 Index" are trademarks of Standard & Poor's Ratings Group ("S&P") and have been licensed for use by Federated Securities Corp. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEDERATED MINI-CAP FUND
(A PORTFOLIO OF FEDERATED INDEX TRUST)
PROSPECTUS


Federated Index Trust (the "Trust") is an open-end, management investment company (a mutual fund). Federated Mini-Cap Fund (the "Fund"), a portfolio of the Trust, seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks comprising the small-stock capitalization sector of the United States equity market.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information, dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





Prospectus dated December 31, 1996



                               TABLE OF CONTENTS



Summary of Fund Expenses.......................................................1



Financial Highlights...........................................................2



General Information............................................................3



Investment Information.........................................................3


  Investment Objective.........................................................3


  Investment Policies..........................................................3




  Investment Risks.............................................................6


  Investment Limitations.......................................................6



Federated Index Trust Information..............................................7


  Management of the Trust......................................................7


  Distribution of Fund Shares..................................................9


  Fund Administration..........................................................9



Net Asset Value................................................................9



Investing in the Fund.........................................................10




  Share Purchases.............................................................10


  Minimum Investment Required.................................................10


  What Shares Cost............................................................10



  Exchanging Securities for Fund Shares.......................................10


  Certificates and Confirmations..............................................11


  Dividends...................................................................11


  Capital Gains...............................................................11



Redeeming Shares..............................................................11


  Telephone Redemption........................................................11




  Written Requests............................................................11


  Accounts with Low Balances..................................................12



Shareholder Information.......................................................12


  Voting Rights...............................................................12



Tax Information...............................................................12


  Federal Income Tax..........................................................12


  State and Local Taxes.......................................................13



Performance Information.......................................................13



Financial Statements..........................................................14





Report of Ernst & Young LLP,
  Independent Auditors........................................................96



Addresses......................................................Inside Back Cover


                            SUMMARY OF FUND EXPENSES

                            FEDERATED MINI-CAP FUND


                                 SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)....................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)..................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................     None
Exchange Fee.............................................................................     None
                                    ANNUAL OPERATING EXPENSES
                             (As a percentage of average net assets)
Management Fee (after waiver) (1)........................................................    0.48%
12b-1 Fee................................................................................     None
Total Other Expenses.....................................................................    0.26%
          Shareholder Services Fee (after waiver) (2)...........................    0.04%
     Total Operating Expenses (3)........................................................    0.74%





(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.



(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.


(3) The total operating expenses would have been 0.97% absent the voluntary waiver of portions of the management fee and the shareholder services fee.


     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Federated Index Trust Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



                          EXAMPLE                              1 year    3 years    5 years    10 years
------------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
of each time period.........................................     $8        $24        $41        $ 92




     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                            FEDERATED MINI-CAP FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 96.





                                                              YEAR ENDED OCTOBER 31,
                                                ---------------------------------------------------
                                                 1996       1995       1994       1993      1992(A)
--------------------------------------------    ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD            $13.33     $11.65     $12.66     $10.39     $10.00
--------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------
  Net investment income                           0.16       0.15       0.11       0.17       0.02
--------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and futures contracts               1.78       1.74      (0.23)      2.27       0.38
--------------------------------------------    ------     ------     ------     ------     -------
  Total from investment operations                1.94       1.89      (0.12)      2.44       0.40
--------------------------------------------    ------     ------     ------     ------     -------
LESS DISTRIBUTIONS
--------------------------------------------
  Distributions from net investment income       (0.16)     (0.14)     (0.11)     (0.17)     (0.01 )
--------------------------------------------
  Distributions from net realized gain on
  investments and futures contracts              (0.72)     (0.07)     (0.78)        --         --
--------------------------------------------    ------     ------     ------     ------     -------
  Total distributions                            (0.88)     (0.21)     (0.89)     (0.17)     (0.01 )
--------------------------------------------    ------     ------     ------     ------     -------
NET ASSET VALUE, END OF PERIOD                  $14.39     $13.33     $11.65     $12.66     $10.39
                                                                                             -----


--------------------------------------------    ------     ------     ------     ------
TOTAL RETURN (B)                                 15.09%     16.44%     (0.91%)    23.73%      4.00 %
--------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------
  Expenses                                        0.74%      0.75%      0.73%      0.37%      0.00 %
--------------------------------------------
  Net investment income                           1.14%      1.23%      0.98%      1.48%      2.04 %*
--------------------------------------------
  Expense waiver/reimbursement (c)                0.23%      0.05%      0.11%      0.86%      0.87 %*
--------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------
  Net assets, end of period (000 omitted)       $144,690   $132,399   $98,441    $76,139     $7,75 1
--------------------------------------------
Average commission rate paid                    $0.0277        --         --         --         --
--------------------------------------------
  Portfolio turnover                                42%        42%        32%        48%         1 %
--------------------------------------------





  * Computed on an annualized basis.

(a) Reflects operations for the period from August 10, 1992 (commencement of operations) to October 31, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


                              GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to the Fund. The Fund is designed primarily for institutions investing on behalf of their customers. A minimum initial investment of $25,000 over a 90-day period is required.

Fund shares are currently sold and redeemed at net asset value without a sales charge or redemption fee being imposed by the Fund. The Fund's net asset value per share fluctuates.

                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. The investment objective of the Fund cannot be changed without the approval of shareholders. These stocks comprise the Russell 2000(@) Index (the "Index"), an index of small capitalization stocks. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The Fund is neither affiliated with nor promoted, sponsored or endorsed by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index.
Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000(@) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

INVESTMENT POLICIES



The investment policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material changes in these policies become effective.


The Fund pursues its investment objective by investing primarily in a pool of securities that will duplicate the investment characteristics of the Index. Under normal market circumstances, the Fund will invest at least 80% of its assets in the common stocks included in the Index.


In pursuit of its investment objective, the Fund uses a "passive" versus an "active" investment approach. In the case of a fund using an active investment approach, the fund would be managed by buying and selling securities based upon economic, financial and market analysis as well as active investment judgment. In contrast, the Fund uses a passive approach that attempts to approximate the investment performance of the Index. Stocks are selected for inclusion in the Fund's portfolio in the order of their contribution to the Fund's market capitalization, industry and fundamental characteristics. Thus, small stocks with the highest market capitalizations will comprise the highest percentage of the Fund's investment portfolio, and those with the lowest market capitalizations will comprise the lowest percentage of the Fund's investment portfolio.


The Fund will not attempt to duplicate or approximate the composition of the Index, although at least 80% of the assets comprising the Fund's portfolio will be invested in stocks included in the Index. It is expected that by investing in a pool of the issues that comprise the Index, the Fund's portfolio will closely resemble the characteristics of the small stock capitalization sector of the United States equity market. It is also anticipated that the Fund's performance will achieve at least a 95% correlation to the performance of the Index, even though the Fund will not, and does not seek to, duplicate the Index's performance precisely.


The Russell 2000 Index is reconstituted annually, through a ranking of the total market value of public stocks, at the end of the second calendar quarter. The Fund is also reconstituted at that time to match the Index. This annual reconstitution significantly affects turnover and transaction costs. During the year, the Fund is also adjusted as changes occur in the Index. Despite this trading activity to track the Index, portfolio turnover is expected to be below that of most actively managed small stock funds. Therefore, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes are expected to be lower as well.


In order to accommodate cash flows into and out of the Fund's portfolio, the Fund may enter into stock index futures contracts, options and options on futures contracts. This will allow the Fund to simultaneously maximize the level of the Fund assets used to track the performance of the small stock capitalization sector of the United States equity market. The Fund can sell futures contracts and options in order to close out a previously established position. The Fund will not enter into stock index futures contracts, options and options on futures contracts for speculative purposes.

                             ACCEPTABLE INVESTMENTS



Under normal market circumstances, the Fund will invest 80% of its assets in stocks that comprise the Index. In addition, the Fund may hold cash reserves which may, for other than defensive purposes, be invested in, but are not limited to, the following:

U.S. GOVERNMENT SECURITIES. The Fund is permitted to invest in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include, but are not limited to:


- direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;



- notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;



- notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and



- notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.




REPURCHASE AGREEMENTS. The U.S. government securities and other securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements pursuant to which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.


MONEY MARKET INSTRUMENTS.  The Fund may also invest in:

- commercial paper; and

- instruments of domestic banks and savings associations (such as certificates of deposit and bankers' acceptances).

STOCK INDEX FUTURES AND OPTIONS. The Fund may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.



There are several risks accompanying the utilization of futures contracts to effectively anticipate market transactions. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts into which it has entered. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or such other purposes permitted under regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund intends to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.

                        LENDING OF PORTFOLIO SECURITIES

The Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks or other institutions which the managers have determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

                 WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS


The Fund may purchase short-term U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the managers deem it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT RISKS

As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Fund invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Stock Price Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Composite Stock Price Index.

INVESTMENT LIMITATIONS

The Fund will not:

- borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.


The above investment limitations cannot be changed without shareholder approval. The following investment limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this policy becomes effective.






The Fund will not invest more than 15% of its net assets in securities that are illiquid.



                       FEDERATED INDEX TRUST INFORMATION


MANAGEMENT OF THE TRUST

                               BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Trustees.

                                 FUND'S MANAGER

Federated Management serves as the Fund's manager (the "Manager"). The Trust has entered into a management contract (the "Management Contract") with the Manager, which, in turn, has entered into a sub-management contract (the "Sub-Management Contract") with ANB Investment Management and Trust Company ("ANB" or the "Sub-Manager") (ANB and the Manager are collectively referred to herein as "Managers"). It is the Manager's responsibility to select the Sub-Manager, subject to the review and approval of the Trustees, and to review and evaluate the Sub-Manager's continued performance. The Manager is also responsible for providing administrative services to the Fund.



Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; defining with the Sub-Manager the universe of stocks that comprise the small capitalization sector of the United States equity market; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. As described below, the Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.


MANAGEMENT FEES. The Fund's Manager receives an annual management fee equal to 0.50% of the Fund's average daily net assets. Under the Management Contract, which provides for the voluntary waiver of the management fee by the Manager, the Manager will voluntarily waive some or all of the management fee. The Manager can terminate this voluntary waiver of some or all of its management fee at any time in its sole discretion.



MANAGER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.





Both the Trust and the Manager have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


                                  SUB-MANAGER

Under the terms of the Sub-Management Contract between the Manager and ANB, ANB serves as the Fund's Sub-Manager. The Sub-Manager will develop, maintain and run the computer program designed to determine which securities will be purchased and sold so as to replicate the composition of the Index to the extent feasible, and, subject to the Manager's oversight has complete discretion to purchase and sell portfolio securities for the Fund within the Fund's investment objective, restrictions and policies.

SUB-MANAGEMENT FEES. For its services under the Sub-Management Contract, ANB receives an annual fee from the Manager of .065% of the Fund's average daily net assets. This fee is paid by the Manager out of its resources and is not an incremental Fund expense. No performance or incentive fees are paid to the Sub-Manager.


SUB-MANAGER'S BACKGROUND. ANB, incorporated in the State of Illinois on July 1, 1988, is a registered investment adviser under the Investment Advisers Act of 1940. ANB is a wholly-owned subsidiary of First Chicago Investment Management Company which, in turn, is an indirect wholly-owned subsidiary of First Chicago NBD Corporation. It serves as investment adviser principally to corporate defined benefit and defined contribution plans which have, as of June 30, 1996, placed approximately $22.2 billion in assets with ANB. Since 1973, when American National Bank and Trust Company of Chicago introduced its first commingled equity index fund, ANB has developed and managed a family of equity and bond index funds in which some 340 nationwide non-financial institution clients invest. In total, ANB manages 79 commingled/common trust funds. Also, since 1990, ANB has served as Sub-Manager for the Federated Max-Cap Fund (formerly the S&P 500 Fund), which is another portfolio of the Trust. ANB also serves as Sub-Manager for the Federated Mid-Cap Fund, another portfolio of the Trust.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.




                              SHAREHOLDER SERVICES



The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



                SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS



In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Manager or its affiliates.



FUND ADMINISTRATION


                            ADMINISTRATIVE SERVICES


Federated Services Company, a subsidiary of Federated Investors, provides the Manager with the administrative personnel and services necessary to provide shareholder servicing and certain legal and accounting services.


                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Managers look for prompt execution of the order at a favorable price. In working with dealers, the Managers will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Managers may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Managers make decisions on portfolio transactions and select brokers and dealers, subject to review by the Trustees.

                                NET ASSET VALUE

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.


                             INVESTING IN THE FUND

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased either by wire or mail. To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

                                    BY WIRE


To purchase shares of the Fund by Federal Reserve wire, call the Fund to place an order. Shareholders have until 4:00 p.m. (Eastern time) to call the Fund for settlement on the next business day. The order is considered received immediately. Payment by federal funds must be received before 4:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated Index Trust, Federated Mini-Cap Fund; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.


                                    BY MAIL


To purchase shares of the Fund by mail, send a check made payable to Federated Index Trust, Federated Mini-Cap Fund, to the Fund's transfer agent, Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is generally the next business day after the check is received.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An investor's minimum investment will be calculated by combining all accounts that the institution maintains with the Fund.


WHAT SHARES COST


Fund shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Fund shares through a financial intermediary may be charged a service fee by that financial intermediary.


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain securities or a combination of securities and cash for shares of the Fund. The securities and any cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. On the day the securities are accepted by the Trust, they are valued in the same manner as the Trust values its assets.


Investors wishing to exchange securities should first contact Federated


Securities Corp.

Shares purchased by exchange of securities cannot be redeemed by telephone for five business days to allow time for the transfer to settle.

CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.


Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during the quarter.

DIVIDENDS

Dividends are declared and paid quarterly. Unless shareholders request cash payments by writing to the Fund, dividends are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.


                                REDEEMING SHARES


The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or written request.


TELEPHONE REDEMPTION

Shareholders may redeem their shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. An authorization form permitting State Street Bank or the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered, such as by "Written Requests."

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS


Fund shares may also be redeemed by sending a written request to the Fund. Call the Fund for specific instructions before redeeming by written request. The shareholder will be asked to provide in the request his name, the Fund name, his account number, and the share or dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail.


                                   SIGNATURES

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

- a trust company or commercial bank whose deposits are insured by the Bank


  Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

- a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

- a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

- any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

                               RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.


Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

                            SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operations and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.



                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.

STATE AND LOCAL TAXES


In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                            PERFORMANCE INFORMATION

From time to time the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Fund is sold without any sales load or other similar non-recurring charges.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




FEDERATED MINI-CAP FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------




  SHARES                                                                                    VALUE
-----------        ------------------------------------------------------------------   --------------
*COMMON STOCKS--95.1%
-------------------------------------------------------------------------------------
                   BASIC INDUSTRY--6.9%
                   ------------------------------------------------------------------
     3,200     (a) Advanced Polymer Systems, Inc.                                       $       25,000
                   ------------------------------------------------------------------
     5,500         Albany International Corp., Class A                                         123,750
                   ------------------------------------------------------------------
    10,800     (a) Amax Gold, Inc.                                                              59,400
                   ------------------------------------------------------------------
     3,700         AMCOL International Corp.                                                    55,036
                   ------------------------------------------------------------------
       900         Ameron, Inc.                                                                 37,236
                   ------------------------------------------------------------------
     3,900         Aptargroup, Inc.                                                            125,775
                   ------------------------------------------------------------------
     8,300         Arcadian Corp.                                                              204,387
                   ------------------------------------------------------------------
    18,800     (a) Armco, Inc.                                                                  70,500
                   ------------------------------------------------------------------
     6,500         Ball Corp.                                                                  156,812
                   ------------------------------------------------------------------
     2,800         Barnett, Inc.                                                                66,150
                   ------------------------------------------------------------------


    49,100         Battle Mountain Gold Co.                                                    374,386
                   ------------------------------------------------------------------
     6,200         Birmingham Steel Corp.                                                       99,200
                   ------------------------------------------------------------------
     5,800         BMC Industries, Inc.                                                        171,824
                   ------------------------------------------------------------------
     4,700         Brady (W.H.) Co.                                                            111,038
                   ------------------------------------------------------------------
     3,400         Brush Wellman, Inc.                                                          64,174
                   ------------------------------------------------------------------
     3,700     (a) Buckeye Cellulose Corp.                                                      96,663
                   ------------------------------------------------------------------
    13,500     (a) Burlington Industries, Inc.                                                 153,563
                   ------------------------------------------------------------------
     6,500     (a) Calgene, Inc.                                                                32,093
                   ------------------------------------------------------------------
     8,700         Calgon Carbon Corp.                                                          87,000
                   ------------------------------------------------------------------






     4,100         CalMat Co.                                                                   76,363
                   ------------------------------------------------------------------
     2,550         Cambrex Corp.                                                                79,688
                   ------------------------------------------------------------------
     5,300         Caraustar Industries, Inc.                                                  155,025
                   ------------------------------------------------------------------
     3,400         Carpenter Technology Corp.                                                  110,924
                   ------------------------------------------------------------------
     2,500     (a) Centex Construction Products, Inc.                                           39,063
                   ------------------------------------------------------------------
     1,200         Chaparral Steel Co.                                                          15,900
                   ------------------------------------------------------------------





FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   BASIC INDUSTRY--CONTINUED
                   ------------------------------------------------------------------
     1,800         Chemed Corp.                                                         $       70,200
                   ------------------------------------------------------------------
     4,600         Chesapeake Corp.                                                            129,950
                   ------------------------------------------------------------------
     2,300         Cleveland Cliffs, Inc.                                                       94,300
                   ------------------------------------------------------------------
     4,700         Coeur d'Alene Mines Corp.                                                    68,738
                   ------------------------------------------------------------------
    14,900     (a) Collins & Aikman Corp.                                                       89,400
                   ------------------------------------------------------------------
     1,100         Columbus McKinnion Corporation                                               17,188
                   ------------------------------------------------------------------
     4,200     (a) Cone Mills Corp.                                                             33,075
                   ------------------------------------------------------------------
    15,001         Crompton and Knowles Corp.                                                  270,018
                   ------------------------------------------------------------------
     3,400         Dekalb Genetics Corp., Class B                                              134,300
                   ------------------------------------------------------------------
     3,899         Delta & Pine Land Co.                                                       140,364
                   ------------------------------------------------------------------


     5,200         Dexter Corp.                                                                161,200
                   ------------------------------------------------------------------
     4,500         Donaldson Company, Inc.                                                     131,625
                   ------------------------------------------------------------------
     2,800     (a) Dravo Corp.                                                                  39,900
                   ------------------------------------------------------------------
     1,900         Elcor Corp.                                                                  36,574
                   ------------------------------------------------------------------
     2,000     (a) Embrace Systems Corp.                                                         1,000
                   ------------------------------------------------------------------
     2,300     (a) Energy Conversion Devices, Inc.                                              32,775
                   ------------------------------------------------------------------
       900         Fab Industries, Inc.                                                         23,963
                   ------------------------------------------------------------------
     5,700         Ferro Corp.                                                                 153,900
                   ------------------------------------------------------------------
     1,800     (a) Fibreboard Corp.                                                             57,825
                   ------------------------------------------------------------------
     1,900     (a) Fieldcrest Cannon, Inc.                                                      27,075
                   ------------------------------------------------------------------
     4,400         First Mississippi Corp.                                                     127,600
                   ------------------------------------------------------------------
     1,400         Florida Rock Industries, Inc.                                                43,400
                   ------------------------------------------------------------------
     3,100     (a) Foamex International, Inc.                                                   48,437
                   ------------------------------------------------------------------
     3,000         Fuller (H.B.) Co.                                                           125,250
                   ------------------------------------------------------------------
     1,900         Furon Co.                                                                    39,900


                   ------------------------------------------------------------------
    11,700     (a) Gaylord Container Corp.                                                      87,750
                   ------------------------------------------------------------------
     1,500     (a) Gelman Sciences, Inc.                                                        46,125
                   ------------------------------------------------------------------





FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   BASIC INDUSTRY--CONTINUED
                   ------------------------------------------------------------------
     2,800     (a) Geneva Steel Co., Class A                                            $       10,500
                   ------------------------------------------------------------------
     4,900         Geon Co.                                                                     96,163
                   ------------------------------------------------------------------
     5,358     (a) Getchell Gold Corp.                                                         238,430
                   ------------------------------------------------------------------
     5,600         Glatfelter (P.H.) Co.                                                       106,400
                   ------------------------------------------------------------------
     4,100         Greif Brothers Corp., Class A                                               113,775
                   ------------------------------------------------------------------
     2,700         Guilford Mills, Inc.                                                         64,125
                   ------------------------------------------------------------------
    11,000     (a) Hecla Mining Co.                                                             61,875
                   ------------------------------------------------------------------
     2,300         Imco Recycling, Inc.                                                         36,800
                   ------------------------------------------------------------------
     2,614     (a) Intermagnetics General Corp.                                                 37,575
                   ------------------------------------------------------------------
     1,500     (a) International Imaging Materials, Inc.                                        35,625
                   ------------------------------------------------------------------


     3,200     (a) Ionics, Inc.                                                                147,200
                   ------------------------------------------------------------------
     3,900         J&L Specialty Steel, Inc.                                                    45,825
                   ------------------------------------------------------------------
     2,100     (a) Kaiser Aluminum Corp.                                                        23,363
                   ------------------------------------------------------------------
       600     (a) Landec Corp.                                                                  5,325
                   ------------------------------------------------------------------
     6,600         Lawter International, Inc.                                                   77,550
                   ------------------------------------------------------------------
     1,500         Learonal                                                                     33,188
                   ------------------------------------------------------------------
     4,050         Lilly Industrial, Inc., Class A                                              72,900
                   ------------------------------------------------------------------
     1,000         Liqui Box Corp.                                                              31,375
                   ------------------------------------------------------------------
     2,600         Lone Star Industries, Inc.                                                   95,550
                   ------------------------------------------------------------------
     4,400     (a) Lone Star Technologies, Inc.                                                 70,400
                   ------------------------------------------------------------------
    11,200         Longview Fibre Co.                                                          194,600
                   ------------------------------------------------------------------
     3,200         Lukens, Inc.                                                                 44,000
                   ------------------------------------------------------------------
     3,700     (a) Lydall, Inc.                                                                 81,863
                   ------------------------------------------------------------------
       400         MacDermid, Inc.                                                              36,800
                   ------------------------------------------------------------------
     3,300     (a) Material Sciences Corp.                                                      50,325


                   ------------------------------------------------------------------
     1,200     (a) Maxxam, Inc.                                                                 50,400
                   ------------------------------------------------------------------
     1,400     (a) McWhorter Technologies, Inc.                                                 26,950
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   BASIC INDUSTRY--CONTINUED
                   ------------------------------------------------------------------
     3,500         Medusa Corp.                                                         $      115,063
                   ------------------------------------------------------------------
     2,700     (a) Mercer International, Inc.                                                   33,750
                   ------------------------------------------------------------------
       700         Mine Safety Appliances Co.                                                   35,174
                   ------------------------------------------------------------------
     4,900         Minerals Technologies, Inc.                                                 192,325
                   ------------------------------------------------------------------
     4,600         Mississippi Chemical Corp.                                                  115,575
                   ------------------------------------------------------------------
     2,053         Mosinee Paper Corp.                                                          58,511
                   ------------------------------------------------------------------
     3,600     (a) Mycogen Corp.                                                                57,600
                   ------------------------------------------------------------------
       900         NCH, Corp.                                                                   50,175
                   ------------------------------------------------------------------
     4,600     (a) National Steel Corp., Class B                                                39,675
                   ------------------------------------------------------------------
     5,200         NL Industries, Inc.                                                          44,200
                   ------------------------------------------------------------------


     3,000         Northland Cranberries, Inc., Class A                                         57,750
                   ------------------------------------------------------------------
     2,700         OM Group, Inc.                                                              110,700
                   ------------------------------------------------------------------
     2,100         Optical Coating Laboratories, Inc.                                           24,019
                   ------------------------------------------------------------------
     3,700         Oregon Steel Mills                                                           58,738
                   ------------------------------------------------------------------
     2,700         O'Sullivan Corp.                                                             29,025
                   ------------------------------------------------------------------
     5,057     (a) Paxar Corp.                                                                  81,544
                   ------------------------------------------------------------------
     1,300         Petrolite Corp.                                                              41,925
                   ------------------------------------------------------------------
     3,250         Pittway Corp., Class A                                                      158,438
                   ------------------------------------------------------------------
     2,900         Pope & Talbot, Inc.                                                          45,675
                   ------------------------------------------------------------------
     1,000         Puerto Rican Cement Co., Inc.                                                29,250
                   ------------------------------------------------------------------
     2,600         Quanex Corp.                                                                 74,100
                   ------------------------------------------------------------------
     4,000         Rexene Corp.                                                                 52,500
                   ------------------------------------------------------------------
     7,150         Rock-Tenn Co.                                                               128,700
                   ------------------------------------------------------------------
     1,500     (a) Rogers Corp.                                                                 39,938
                   ------------------------------------------------------------------
     1,800         Rouge Steel Co., Class A                                                     36,675


                   ------------------------------------------------------------------
     2,600     (a) Royal Gold, Inc.                                                             33,150
                   ------------------------------------------------------------------
     1,000         Schnitzer Steel Industries, Inc., Class A                                    26,625
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   BASIC INDUSTRY--CONTINUED
                   ------------------------------------------------------------------
     8,100         Schulman (A.), Inc.                                                  $      171,113
                   ------------------------------------------------------------------
     3,100     (a) Shorewood Packaging Corp.                                                    58,513
                   ------------------------------------------------------------------
     3,700         Southdown, Inc.                                                             101,288
                   ------------------------------------------------------------------
     3,200         Spartech Corp.                                                               33,600
                   ------------------------------------------------------------------
     3,000         Springs Industries, Inc., Class A                                           135,375
                   ------------------------------------------------------------------
     1,900         Stepen Chemical Co.                                                          33,013
                   ------------------------------------------------------------------
     3,200     (a) Stillwater Mining Co.                                                        55,200
                   ------------------------------------------------------------------
    41,700     (a) Sunshine Mining Co.                                                          52,125
                   ------------------------------------------------------------------
     1,900         Tejon Ranch Co.                                                              31,113
                   ------------------------------------------------------------------
     2,400         Texas Industries, Inc.                                                      136,200
                   ------------------------------------------------------------------


     1,000     (a) Tremont Corp.                                                                34,250
                   ------------------------------------------------------------------
     2,600         Universal Forest Products, Inc.                                              30,875
                   ------------------------------------------------------------------
     2,500     (a) U.S. Can Corp.                                                               40,000
                   ------------------------------------------------------------------
     3,300         Valspar Corp.                                                               162,113
                   ------------------------------------------------------------------
     6,175         Wausau Paper Mills Co.                                                      118,869
                   ------------------------------------------------------------------
     1,300     (a) WCI Steel, Inc.                                                              12,838
                   ------------------------------------------------------------------
     6,400         Wellman, Inc.                                                               113,600
                   ------------------------------------------------------------------
     3,600     (a) WestPoint Stevens, Inc.                                                      95,850
                   ------------------------------------------------------------------
     5,000     (a) WHX Corp.                                                                    41,875
                   ------------------------------------------------------------------
     1,700     (a) Zoltek Cos., Inc.                                                            50,150
                   ------------------------------------------------------------------   --------------
                   Total                                                                     9,990,424
                   ------------------------------------------------------------------   --------------
                   CONSUMER DURABLES--4.9%
                   ------------------------------------------------------------------
     3,200     (a) 3DO Co.                                                                      18,400
                   ------------------------------------------------------------------
     7,100     (a) Acclaim Entertainment, Inc.                                                  35,055
                   ------------------------------------------------------------------
     1,500         Action Performance Companies, Inc.                                           22,500


                   ------------------------------------------------------------------
     2,500     (a) Activision, Inc.                                                             31,562
                   ------------------------------------------------------------------
       900         American Homestar Corporation                                                19,125
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   CONSUMER DURABLES--CONTINUED
                   ------------------------------------------------------------------
     2,900         Apogee Enterprises, Inc.                                             $      111,650
                   ------------------------------------------------------------------
     4,750         Arctic Cat, Inc.                                                             44,531
                   ------------------------------------------------------------------
     2,100         Armor All Products Corp.                                                     35,175
                   ------------------------------------------------------------------
     4,800         Arvin Industries, Inc.                                                      109,800
                   ------------------------------------------------------------------
     1,500     (a) Avatar Holdings, Inc.                                                        45,375
                   ------------------------------------------------------------------
       700         Barnes Group, Inc.                                                           39,375
                   ------------------------------------------------------------------
     2,900         Bassett Furniture Industries, Inc.                                           64,887
                   ------------------------------------------------------------------
     2,900         Borg-Warner Automotive, Inc.                                                111,288
                   ------------------------------------------------------------------
     2,900         Breed Technologies, Inc.                                                     66,700
                   ------------------------------------------------------------------
     3,700     (a) Broderbund Software, Inc.                                                   104,063
                   ------------------------------------------------------------------


     1,900         Bush Industries, Inc., Class A                                               31,587
                   ------------------------------------------------------------------
     1,400     (a) Cannondale Corp.                                                             26,950
                   ------------------------------------------------------------------
     2,900         Carlisle Cos., Inc.                                                         164,938
                   ------------------------------------------------------------------
     3,300     (a) Castle & Cooke, Inc.                                                         50,737
                   ------------------------------------------------------------------
     1,900         Cavalier Homes, Inc.                                                         35,388
                   ------------------------------------------------------------------
     6,100         Centex Corp.                                                                183,762
                   ------------------------------------------------------------------
    10,072     (a) Champion Enterprises, Inc.                                                  198,922
                   ------------------------------------------------------------------
    20,900         Chyron Corporation                                                          107,113
                   ------------------------------------------------------------------
     3,200         CLARCOR, Inc.                                                                69,600
                   ------------------------------------------------------------------
     3,200         Coachmen Industries, Inc.                                                    89,600
                   ------------------------------------------------------------------
     1,400     (a) Coastcast Corp.                                                              25,550
                   ------------------------------------------------------------------
       700     (a) Comforce Corp.                                                               10,937
                   ------------------------------------------------------------------
     1,500         Continental Homes Holding Corp.                                              24,375
                   ------------------------------------------------------------------
     2,700         Cross (A.T.) Co., Class A                                                    30,713
                   ------------------------------------------------------------------
     3,600     (a) Culligan Water Technologies                                                 135,000


                   ------------------------------------------------------------------
     4,600     (a) Department 56, Inc.                                                         101,200
                   ------------------------------------------------------------------
     3,954         D. R. Horton, Inc.                                                           36,080
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   CONSUMER DURABLES--CONTINUED
                   ------------------------------------------------------------------
     3,100     (a) Ethan Allen Interiors, Inc.                                          $      110,825
                   ------------------------------------------------------------------
     4,000         Exide Corp.                                                                 104,000
                   ------------------------------------------------------------------
     8,700         Fedders Corp.                                                                51,113
                   ------------------------------------------------------------------
     7,600         Federal-Mogul Corp.                                                         170,050
                   ------------------------------------------------------------------
     1,000     (a) Fossil, Inc.                                                                 11,875
                   ------------------------------------------------------------------
    12,700     (a) Furniture Brands International, Inc.                                        169,863
                   ------------------------------------------------------------------
     6,400     (a) Gentex Corp.                                                                152,000
                   ------------------------------------------------------------------
     3,220         Harman International Industries, Inc.                                       165,428
                   ------------------------------------------------------------------
       230         Hayes Wheels International, Inc.                                              7,648
                   ------------------------------------------------------------------
     2,900         Huffy Corp.                                                                  38,063
                   ------------------------------------------------------------------


     1,900     (a) ITI Technologies, Inc.                                                       54,625
                   ------------------------------------------------------------------
     7,300         Jostens, Inc.                                                               156,950
                   ------------------------------------------------------------------
     3,017         K2, Inc.                                                                     69,391
                   ------------------------------------------------------------------
     8,400         Kaufman & Broad Homes Corp.                                                 100,800
                   ------------------------------------------------------------------
     2,900         La-Z Boy Chair Co.                                                           90,263
                   ------------------------------------------------------------------
     5,800         Lennar Corp.                                                                129,050
                   ------------------------------------------------------------------
     3,200         Lewis Galoob Toys, Inc.                                                      86,000
                   ------------------------------------------------------------------
     3,000         Libbey, Inc.                                                                 72,000
                   ------------------------------------------------------------------
     1,400     (a) L.L. Knickerbocker Company                                                   14,875
                   ------------------------------------------------------------------
     4,700     (a) Lo-Jack Corp.                                                                48,762
                   ------------------------------------------------------------------
     6,700         Mascotech, Inc.                                                             105,525
                   ------------------------------------------------------------------
     1,600         Matthews International Corp., Class A                                        47,400
                   ------------------------------------------------------------------
     1,500     (a) Mikasa, Inc.                                                                 16,312
                   ------------------------------------------------------------------
     4,400     (a) Mohawk Industries, Inc.                                                     106,700
                   ------------------------------------------------------------------
     2,747         Myers Industries, Inc.                                                       42,579


                   ------------------------------------------------------------------
       800         National Presto Industries, Inc.                                             30,000
                   ------------------------------------------------------------------
     2,400     (a) NVR, Inc.                                                                    22,650
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   CONSUMER DURABLES--CONTINUED
                   ------------------------------------------------------------------
     2,000         Oneida Ltd.                                                          $       28,750
                   ------------------------------------------------------------------
     4,300         Outboard Marine Corp.                                                        66,650
                   ------------------------------------------------------------------
     2,000     (a) Palm Harbor Homes, Inc.                                                      56,250
                   ------------------------------------------------------------------
     5,900         Polaris Industries Partners, L.P., Class A                                  115,788
                   ------------------------------------------------------------------
     3,900         Pulte Corp.                                                                 103,350
                   ------------------------------------------------------------------
     2,099     (a) Recoton Corp.                                                                29,911
                   ------------------------------------------------------------------
     2,100         Rival Co.                                                                    49,350
                   ------------------------------------------------------------------
     2,100         Russ Berrie & Co., Inc.                                                      37,800
                   ------------------------------------------------------------------
     3,200         Ryland Group, Inc.                                                           41,200
                   ------------------------------------------------------------------
     2,500     (a) Samsonite Corp.                                                              84,375
                   ------------------------------------------------------------------


     4,100     (a) Scotts Co.                                                                   76,363
                   ------------------------------------------------------------------
     3,500         Simpson Industries, Inc.                                                     34,563
                   ------------------------------------------------------------------
     2,000         Skyline Corp.                                                                55,000
                   ------------------------------------------------------------------
     3,400         Smith (A.O.) Corp.                                                           89,250
                   ------------------------------------------------------------------
     4,700     (a) Sola International, Inc.                                                    169,788
                   ------------------------------------------------------------------
     2,000     (a) Southern Energy Homes, Inc.                                                  29,750
                   ------------------------------------------------------------------
     5,200     (a) Spectrum Holobyte, Inc.                                                      29,250
                   ------------------------------------------------------------------
     2,300         SPX Corp.                                                                    65,263
                   ------------------------------------------------------------------
     1,800         Standard Motor Products, Inc.                                                25,425
                   ------------------------------------------------------------------
     6,500         Standard Pacific Corp.                                                       34,938
                   ------------------------------------------------------------------
     3,125         Standard Products Co.                                                        75,781
                   ------------------------------------------------------------------
     4,000         Stanhome, Inc.                                                              106,000
                   ------------------------------------------------------------------
     3,500         Stant Corp.                                                                  42,000
                   ------------------------------------------------------------------
     1,500         Starrett (L.S.) Co., Class A                                                 36,750
                   ------------------------------------------------------------------
     4,200         Sturm Ruger & Co., Inc.                                                      78,750


                   ------------------------------------------------------------------
     4,600         Superior Industries International, Inc.                                     112,124
                   ------------------------------------------------------------------
       900     (a) Syratech Corp.                                                               28,013
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   CONSUMER DURABLES--CONTINUED
                   ------------------------------------------------------------------
     5,150     (a) TBC Corp.                                                            $       34,118
                   ------------------------------------------------------------------
     1,100         Thor Industries, Inc.                                                        27,500
                   ------------------------------------------------------------------
     4,700     (a) Toll Brothers, Inc.                                                          80,488
                   ------------------------------------------------------------------
     6,000     (a) Top Source Technologies, Inc.                                                23,250
                   ------------------------------------------------------------------
     9,100     (a) Topps Co.                                                                    34,694
                   ------------------------------------------------------------------
     2,600         Toro Co.                                                                     81,575
                   ------------------------------------------------------------------
     3,700     (a) Toy Biz, Inc., Class A                                                       65,675
                   ------------------------------------------------------------------
     7,500     (a) Tyco Toys, Inc.                                                              47,813
                   ------------------------------------------------------------------
     2,501     (a) U.S. Home Corp.                                                              54,084
                   ------------------------------------------------------------------
     3,200         United Stationers, Inc.                                                      72,000
                   ------------------------------------------------------------------


     1,900         Walbro Corp.                                                                 39,663
                   ------------------------------------------------------------------
     1,500         WD 40 Co.                                                                    75,000
                   ------------------------------------------------------------------
     3,800         Webb (Del) Corp.                                                             60,800
                   ------------------------------------------------------------------
     3,400         Windmere Corp.                                                               53,975
                   ------------------------------------------------------------------
     3,100         Winnebago Industries, Inc.                                                   22,862
                   ------------------------------------------------------------------
     1,950         Wynns International, Inc.                                                    55,331
                   ------------------------------------------------------------------
     2,900         X-Rite, Inc.                                                                 54,012
                   ------------------------------------------------------------------
     5,813     (a) Zenith Electronics Corp.                                                     76,295
                   ------------------------------------------------------------------   --------------
                   Total                                                                     7,018,252
                   ------------------------------------------------------------------   --------------
                   CONSUMER NON-DURABLES--3.5%
                   ------------------------------------------------------------------
     3,800         Authentic Fitness Corp.                                                      42,275
                   ------------------------------------------------------------------
     2,655         Block Drug, Inc., Class A                                                   119,309
                   ------------------------------------------------------------------
     3,900         Brown Group, Inc.                                                            80,438
                   ------------------------------------------------------------------
     1,300         Bush Boake Allen, Inc.                                                       33,474
                   ------------------------------------------------------------------
     3,700     (a) Canandaigua Wine Co., Inc., Class B                                          87,875


                   ------------------------------------------------------------------
     6,400         Chiquita Brands International                                                80,000
                   ------------------------------------------------------------------
     3,900         Church and Dwight, Inc.                                                      83,850
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   CONSUMER NON-DURABLES--CONTINUED
                   ------------------------------------------------------------------
     1,200         Coca-Cola Bottling Co.                                               $       48,000
                   ------------------------------------------------------------------
     8,200         Coors Adolph Co., Class B                                                   159,900
                   ------------------------------------------------------------------
       500     (a) Culbro Corp.                                                                 26,938
                   ------------------------------------------------------------------
     8,700         Dean Foods Co.                                                              252,300
                   ------------------------------------------------------------------
     7,250         Dimon, Inc.                                                                 137,750
                   ------------------------------------------------------------------
     2,000     (a) Donnkenny, Inc.                                                              25,250
                   ------------------------------------------------------------------
     2,300         Dreyers Grand Ice Cream, Inc.                                                59,224
                   ------------------------------------------------------------------
     2,000     (a) Earthgrains Co.                                                             106,000
                   ------------------------------------------------------------------
       200         Farmer Brothers Co.                                                          30,300
                   ------------------------------------------------------------------
    12,450         Flowers Industries, Inc.                                                    291,019
                   ------------------------------------------------------------------


     2,700     (a) FoodBrands America, Inc.                                                     35,437
                   ------------------------------------------------------------------
     3,500     (a) Gibson Greetings, Inc.                                                       54,688
                   ------------------------------------------------------------------
     5,400     (a) Gymboree Corp.                                                              168,750
                   ------------------------------------------------------------------
     5,300     (a) Hartmarx Corp.                                                               24,513
                   ------------------------------------------------------------------
     2,600         Herbalife International, Inc.                                                51,675
                   ------------------------------------------------------------------
     4,500         Hudson Foods, Inc., Class A                                                  74,813
                   ------------------------------------------------------------------
     3,500         International Multifoods Corp.                                               53,375
                   ------------------------------------------------------------------
     3,975     (a) Just For Feet, Inc.                                                         102,852
                   ------------------------------------------------------------------
     4,000         Justin Industries, Inc.                                                      41,000
                   ------------------------------------------------------------------
     4,600         Kellwood Co.                                                                 82,800
                   ------------------------------------------------------------------
     1,400     (a) Kenneth Cole Productions, Inc., Class A                                      23,100
                   ------------------------------------------------------------------
     3,300         Lance, Inc.                                                                  57,750
                   ------------------------------------------------------------------
     1,400     (a) Marisa Christina, Inc.                                                       12,424
                   ------------------------------------------------------------------
     2,900     (a) Martek Biosciences Corp.                                                     62,350
                   ------------------------------------------------------------------
     2,600         Michael Foods, Inc.                                                          32,500


                   ------------------------------------------------------------------
     1,700     (a) Mondavi Robert Corp., Class A                                                48,450
                   ------------------------------------------------------------------
     1,600     (a) Morningstar Group, Inc.                                                      27,000
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   CONSUMER NON-DURABLES--CONTINUED
                   ------------------------------------------------------------------
     3,174         Natures Sunshine Products, Inc.                                      $       70,225
                   ------------------------------------------------------------------
     7,600     (a) Nautica Enterprise, Inc.                                                    233,700
                   ------------------------------------------------------------------
     3,400     (a) NBTY, Inc.                                                                   53,124
                   ------------------------------------------------------------------
     2,400         OshKosh B'Gosh, Inc., Class A                                                36,000
                   ------------------------------------------------------------------
     2,300     (a) Paragon Trade Brands, Inc.                                                   60,375
                   ------------------------------------------------------------------
     3,600         Pepsi-Cola Puerto Rico Bottling Co., Class B                                 18,000
                   ------------------------------------------------------------------
     1,800     (a) Pete's Brewing Co.                                                           12,600
                   ------------------------------------------------------------------
     5,100         Phillips Van Heusen Corp.                                                    56,100
                   ------------------------------------------------------------------
       900         Pilgrims Pride Corp.                                                          7,087
                   ------------------------------------------------------------------
     5,200     (a) Playtex Products, Inc.                                                       44,200
                   ------------------------------------------------------------------


     1,500     (a) Quiksilver, Inc.                                                             31,875
                   ------------------------------------------------------------------
     6,700         Ralcorp Holdings, Inc.                                                      140,700
                   ------------------------------------------------------------------
     1,700     (a) Redhook Ale Brewery, Inc.                                                    26,350
                   ------------------------------------------------------------------
     1,600         Riviana Foods, Inc.                                                          23,800
                   ------------------------------------------------------------------
     1,500         Sanderson Farms, Inc.                                                        20,250
                   ------------------------------------------------------------------
     4,500         Savannah Foods & Industries, Inc.                                            72,000
                   ------------------------------------------------------------------
     3,500     (a) Schweitzer-Mauduit International, Inc.                                      107,624
                   ------------------------------------------------------------------
       100         Seaboard Corp.                                                               21,124
                   ------------------------------------------------------------------
     3,400     (a) Smithfield Foods, Inc.                                                       98,600
                   ------------------------------------------------------------------
     6,300         Smucker (J.M.) Co., Class A                                                 103,950
                   ------------------------------------------------------------------
     3,200         St. John Knits, Inc.                                                        146,400
                   ------------------------------------------------------------------
     2,400     (a) Starter Corp.                                                                14,400
                   ------------------------------------------------------------------
    10,700         Stride Rite Corp.                                                            88,274
                   ------------------------------------------------------------------
     3,600     (a) The Boston Beer Co., Inc., Class A                                           44,550
                   ------------------------------------------------------------------
     1,800     (a) Timberland Co., Class A                                                      59,175


                   ------------------------------------------------------------------
     3,825         Tootsie Roll Industries, Inc.                                               140,568
                   ------------------------------------------------------------------
     1,400     (a) USA Detergents, Inc.                                                         46,200
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   CONSUMER NON-DURABLES--CONTINUED
                   ------------------------------------------------------------------
     2,000         Unitog Co.                                                           $       54,000
                   ------------------------------------------------------------------
     7,600         Universal Corp.                                                             207,100
                   ------------------------------------------------------------------
     5,600         Universal Foods Corp.                                                       198,100
                   ------------------------------------------------------------------
     1,700     (a) Vans, Inc.                                                                   28,262
                   ------------------------------------------------------------------
     3,450         WLR Foods, Inc.                                                              43,556
                   ------------------------------------------------------------------
     5,737         Wolverine World Wide, Inc.                                                  141,991
                   ------------------------------------------------------------------   --------------
                   Total                                                                     5,067,639
                   ------------------------------------------------------------------   --------------
                   ENERGY MINERALS--3.9%
                   ------------------------------------------------------------------
     1,600     (a) Addington Resources, Inc.                                                    44,800
                   ------------------------------------------------------------------
     1,400         Ashland Coal, Inc.                                                           33,074
                   ------------------------------------------------------------------


     1,100     (a) Atwood Oceanics, Inc.                                                        61,050
                   ------------------------------------------------------------------
     6,470     (a) Barrett Resources                                                           248,285
                   ------------------------------------------------------------------
     1,200         Belco Oil & Gas Corporation                                                  29,850
                   ------------------------------------------------------------------
     2,100     (a) Belden & Blake Corp.                                                         55,650
                   ------------------------------------------------------------------
     5,600     (a) Benton Oil & Gas Co.                                                        137,200
                   ------------------------------------------------------------------
     4,200         Berry Petroleum Co., Class A                                                 51,450
                   ------------------------------------------------------------------
     7,381     (a) BJ Services Co.                                                             331,221
                   ------------------------------------------------------------------
     4,000     (a) Box Energy Corp., Class B                                                    35,000
                   ------------------------------------------------------------------
     3,900     (a) Brown Tom, Inc.                                                              73,612
                   ------------------------------------------------------------------
     4,500         Cabot Oil & Gas Corp., Class A                                               69,750
                   ------------------------------------------------------------------
     3,200     (a) Cairn Energy USA, Inc.                                                       34,000
                   ------------------------------------------------------------------
     5,200         Camco International, Inc.                                                   201,500
                   ------------------------------------------------------------------
     1,300     (a) Cliffs Drilling Co.                                                          55,737
                   ------------------------------------------------------------------
     3,300         Cross Timbers Oil Co.                                                        77,963
                   ------------------------------------------------------------------
     1,500     (a) Crown Center Petroleum Corp., Class A                                        20,438


                   ------------------------------------------------------------------
     4,100         Devon Energy Corp.                                                          142,988
                   ------------------------------------------------------------------
     5,100         Diamond Shamrock, Inc.                                                      149,812
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   ENERGY MINERALS--CONTINUED
                   ------------------------------------------------------------------
     2,500     (a) Energy Ventures, Inc.                                                $      110,000
                   ------------------------------------------------------------------
     2,100     (a) Falcon Drilling Co., Inc.                                                    74,288
                   ------------------------------------------------------------------
     2,400     (a) Flores & Rucks, Inc.                                                        113,400
                   ------------------------------------------------------------------
     2,000         Forcenergy Gas Exploration, Inc.                                             54,750
                   ------------------------------------------------------------------
     4,700     (a) Forest Oil Corp.                                                             70,500
                   ------------------------------------------------------------------
     1,500         Getty Petroleum Corp.                                                        25,500
                   ------------------------------------------------------------------
     1,500         Giant Industries, Inc.                                                       23,062
                   ------------------------------------------------------------------
     4,600     (a) Global Industries Ltd.                                                       82,800
                   ------------------------------------------------------------------
    14,300     (a) Harken Energy Corp.                                                          35,750
                   ------------------------------------------------------------------
     5,400         Helmerich & Payne, Inc.                                                     292,274
                   ------------------------------------------------------------------


     1,200         Holly Corp.                                                                  29,850
                   ------------------------------------------------------------------
       700     (a) Hondo Oil & Gas Co.                                                           9,275
                   ------------------------------------------------------------------
     2,600     (a) Hugoton Energy Corp.                                                         22,750
                   ------------------------------------------------------------------
     2,100         KCS Energy, Inc.                                                             90,563
                   ------------------------------------------------------------------
     3,100         Lomak Petroleum, Inc.                                                        50,763
                   ------------------------------------------------------------------
     1,600     (a) Louis Dreyfus Natural Gas Corp.                                              27,000
                   ------------------------------------------------------------------
     8,700     (a) Marine Drilling Cos., Inc.                                                  120,713
                   ------------------------------------------------------------------
    13,800     (a) Mesa, Inc.                                                                   63,825
                   ------------------------------------------------------------------
     8,100         Mitchell Energy & Development, Class A                                      159,974
                   ------------------------------------------------------------------
     3,700     (a) Newfield Exploration Co.                                                    174,825
                   ------------------------------------------------------------------
     2,500     (a) Nuevo Energy Co.                                                            124,688
                   ------------------------------------------------------------------
     5,000     (a) Oceaneering International, Inc.                                              90,000
                   ------------------------------------------------------------------
     4,200     (a) Offshore Logistics, Inc.                                                     69,825
                   ------------------------------------------------------------------
     7,700         Parker & Parsley Petroleum Co.                                              221,375
                   ------------------------------------------------------------------
    10,400     (a) Parker Drilling Co.                                                          88,400


                   ------------------------------------------------------------------
     3,500     (a) Plains Resources, Inc.                                                       49,000
                   ------------------------------------------------------------------
     2,800     (a) Pool Energy Services Co.                                                     41,300
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   ENERGY MINERALS--CONTINUED
                   ------------------------------------------------------------------
     5,400     (a) Pride Petroleum Services, Inc.                                       $       94,500
                   ------------------------------------------------------------------
     1,800         Production Operations Corp.                                                  71,550
                   ------------------------------------------------------------------
     7,100         Quaker State Corp.                                                          118,924
                   ------------------------------------------------------------------
     1,400     (a) RPC Energy Services, Inc.                                                    21,875
                   ------------------------------------------------------------------
     1,500     (a) Seacor Holdings, Inc.                                                        81,000
                   ------------------------------------------------------------------
     2,100     (a) Seitel, Inc.                                                                 83,475
                   ------------------------------------------------------------------
     6,000         Snyder Oil Corp.                                                             91,500
                   ------------------------------------------------------------------
     3,300     (a) Solv Ex Corp.                                                                42,900
                   ------------------------------------------------------------------
     1,900     (a) Stone Energy Corp.                                                           39,900
                   ------------------------------------------------------------------
     2,700     (a) Swift Energy Co.                                                             66,150
                   ------------------------------------------------------------------


     5,600     (a) Tesoro Petroleum Corp.                                                       82,600
                   ------------------------------------------------------------------
     2,100     (a) TransTexas Gas Corp.                                                         29,400
                   ------------------------------------------------------------------
     8,800     (a) Tuboscope Vetco International Corp.                                         134,200
                   ------------------------------------------------------------------
     5,609     (a) United Meridian Corp.                                                       264,323
                   ------------------------------------------------------------------
     3,700     (a) Varco International, Inc.                                                    73,074
                   ------------------------------------------------------------------
     2,300         Vintage Petroleum, Inc.                                                      67,850
                   ------------------------------------------------------------------
     3,200         Zeigler Coal Holding Co.                                                     58,000
                   ------------------------------------------------------------------   --------------
                   Total                                                                     5,591,051
                   ------------------------------------------------------------------   --------------
                   FINANCE--22.4%
                   ------------------------------------------------------------------
     1,601         1st Source Corp.                                                             36,622
                   ------------------------------------------------------------------
     9,100     (a) 20th Century Industries                                                     145,600
                   ------------------------------------------------------------------
     2,400         Aames Financial Corp                                                        107,100
                   ------------------------------------------------------------------
     3,200         Aaron Rents, Inc.                                                            46,400
                   ------------------------------------------------------------------
     2,700     (a) Acceptance Insurance Cos., Inc.                                              54,675
                   ------------------------------------------------------------------
     3,000         Acordia, Inc.                                                                85,500


                   ------------------------------------------------------------------
     2,640         Albank Financial Corp.                                                       73,260
                   ------------------------------------------------------------------
     3,100         Alex Brown, Inc.                                                            175,925
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ------------------------------------------------------------------
     8,900         Alexander & Alexander Services, Inc.                                 $      135,724
                   ------------------------------------------------------------------
       800     (a) Alexander's, Inc.                                                            58,800
                   ------------------------------------------------------------------
     4,300         Alfa Corp.                                                                   46,225
                   ------------------------------------------------------------------
     3,000         Allied Capital Commercial                                                    65,250
                   ------------------------------------------------------------------
     3,000         Allied Group, Inc.                                                          126,750
                   ------------------------------------------------------------------
     2,800         AmVestors Financial Corp.                                                    40,950
                   ------------------------------------------------------------------
     2,650         Amcore Financial, Inc.                                                       54,987
                   ------------------------------------------------------------------
     3,500     (a) AMERCO                                                                      122,500
                   ------------------------------------------------------------------
     1,847         American Annuity Group, Inc.                                                 25,165
                   ------------------------------------------------------------------
     4,400         American Bankers Insurance Group, Inc.                                      211,200
                   ------------------------------------------------------------------


     2,400         American Federal Bank, FSB SC                                                44,100
                   ------------------------------------------------------------------
     4,600         American Health Properties, Inc.                                             98,900
                   ------------------------------------------------------------------
     1,700         American Heritage Life Investments                                           37,611
                   ------------------------------------------------------------------
     3,100     (a) American Travellers Corp.                                                   106,562
                   ------------------------------------------------------------------
     6,100     (a) Americredit Corp.                                                           115,900
                   ------------------------------------------------------------------
     5,600     (a) Amerin Corp.                                                                110,600
                   ------------------------------------------------------------------
     1,800         Amli Residential Properties Trust                                            39,600
                   ------------------------------------------------------------------
     1,150         Anchor Bancorp Wisconsin, Inc.                                               40,537
                   ------------------------------------------------------------------
     2,700         Apartment Investment & Management Co., Class A                               62,775
                   ------------------------------------------------------------------
     3,800         Argonaut Group, Inc.                                                        111,150
                   ------------------------------------------------------------------
     3,612         Associated Banc Corp.                                                       144,480
                   ------------------------------------------------------------------
     2,200         Associated Estates Realty Corp.                                              45,100
                   ------------------------------------------------------------------
     4,300         Astoria Financial Corp.                                                     152,112
                   ------------------------------------------------------------------
     6,300         Avalon Properties, Inc.                                                     145,686
                   ------------------------------------------------------------------
     2,500         Baldwin & Lyons, Inc., Class B                                               44,844


                   ------------------------------------------------------------------
     4,060         Bancorpsouth, Inc.                                                          103,022
                   ------------------------------------------------------------------
     1,925         Bank Granite Corp.                                                           54,862
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ------------------------------------------------------------------
     1,400         Bankatlantic Bancorp, Inc.                                           $       18,375
                   ------------------------------------------------------------------
     2,812         Bankers Corp.                                                                54,130
                   ------------------------------------------------------------------
     3,900         Bankers Life Holding Corporation                                             96,037
                   ------------------------------------------------------------------
     1,500         Banknorth Group, Inc.                                                        51,750
                   ------------------------------------------------------------------
     2,500         Bay Apartment Communities, Inc.                                              75,000
                   ------------------------------------------------------------------
     1,300         Bay View Capital Corp.                                                       51,350
                   ------------------------------------------------------------------
     5,900         Beacon Properties Corp.                                                     173,312
                   ------------------------------------------------------------------
     3,100         Berkley, W. R. Corp.                                                        161,200
                   ------------------------------------------------------------------
     5,500         Berkshire Realty Co., Inc.                                                   54,312
                   ------------------------------------------------------------------
     2,200         Blanch, E. W. Holdings, Inc.                                                 45,374
                   ------------------------------------------------------------------


     1,048     (a) BOK Financial Corp.                                                          26,724
                   ------------------------------------------------------------------
     2,746         Bradley Real Estate, Inc.                                                    45,652
                   ------------------------------------------------------------------
     1,265         Brenton Bank, Inc.                                                           29,728
                   ------------------------------------------------------------------
     6,994         BRE Properties, Inc., Class A                                               160,862
                   ------------------------------------------------------------------
     3,700         Burnham Pacific Properties, Inc.                                             45,788
                   ------------------------------------------------------------------
     9,900     (a) Cal Fed Bancorp, Inc.                                                       230,175
                   ------------------------------------------------------------------
     3,300         Cali Realty Corp.                                                            88,688
                   ------------------------------------------------------------------
     3,200         Camden Property Trust                                                        87,200
                   ------------------------------------------------------------------
       800         CapMAC Holdings, Inc.                                                        26,700
                   ------------------------------------------------------------------
     2,300         Capital Re Corp.                                                             89,125
                   ------------------------------------------------------------------
       800         Capitol American Financial Corp.                                             29,000
                   ------------------------------------------------------------------
     7,650         Capstead Management Corp.                                                   164,475
                   ------------------------------------------------------------------
     2,500     (a) Capsure Holdings Corp.                                                       22,500
                   ------------------------------------------------------------------
     2,000         Carolina First Corporation                                                   35,000
                   ------------------------------------------------------------------
     7,400         Carr Realty Corp.                                                           185,925


                   ------------------------------------------------------------------
    16,100     (a) Catellus Development Corp.                                                  158,988
                   ------------------------------------------------------------------
     4,500         CBL & Associates Properties, Inc.                                           106,313
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ------------------------------------------------------------------
     1,700         CBT Corp., KY                                                        $       42,500
                   ------------------------------------------------------------------
     3,250         CCB Financial Corp.                                                         185,250
                   ------------------------------------------------------------------
     3,100         Center Financial Corp.                                                       78,081
                   ------------------------------------------------------------------
     2,400         CenterPoint Properties Corp.                                                 66,000
                   ------------------------------------------------------------------
     4,900         Centura Banks, Inc.                                                         190,487
                   ------------------------------------------------------------------
     2,500         Chelsea GCA Realty, Inc.                                                     75,313
                   ------------------------------------------------------------------
     1,993         Chemical Financial Corp.                                                     76,731
                   ------------------------------------------------------------------
     2,225         Chittenden Corp.                                                             55,069
                   ------------------------------------------------------------------
     1,100         Citfed Bancorp, Inc.                                                         49,225
                   ------------------------------------------------------------------
     2,900         Citizens Bancorp                                                            148,625
                   ------------------------------------------------------------------


     2,300         Citizens Banking Corp.                                                       67,275
                   ------------------------------------------------------------------
     1,500         Citizens Corp.                                                               30,188
                   ------------------------------------------------------------------
     7,900         City National Corp.                                                         138,250
                   ------------------------------------------------------------------
     1,100         Cityscape Financial Corporation                                              28,325
                   ------------------------------------------------------------------
     2,400         CMAC Investment Corp.                                                       165,900
                   ------------------------------------------------------------------
     4,067         CNB Bancshares, Inc.                                                        120,993
                   ------------------------------------------------------------------
     4,000     (a) Coast Savings Financial, Inc.                                               131,500
                   ------------------------------------------------------------------
     1,700         Cole Taylor Financial Group, Inc.                                            51,106
                   ------------------------------------------------------------------
     4,450         Collective Bancorp, Inc.                                                    133,500
                   ------------------------------------------------------------------
     2,000         Colonial BancGroup, Inc.                                                     75,750
                   ------------------------------------------------------------------
     3,800         Colonial Properties Trust                                                   100,700
                   ------------------------------------------------------------------
     2,500         Columbus Realty Trust                                                        52,500
                   ------------------------------------------------------------------
     2,478         Commerce Bancorp, Inc.                                                       66,286
                   ------------------------------------------------------------------
     4,300         Commerce Group, Inc.                                                        103,200
                   ------------------------------------------------------------------
     3,200         Commercial Federal Corp.                                                    134,000


                   ------------------------------------------------------------------
     3,400         Commercial Net Lease Realty                                                  46,750
                   ------------------------------------------------------------------
     4,869         Commonwealth Bancorp                                                         61,471
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ------------------------------------------------------------------
     2,500         Community First Bankshares, Inc.                                     $       61,875
                   ------------------------------------------------------------------
     2,300         CORT Business Services Corp.                                                 48,300
                   ------------------------------------------------------------------
     1,700         Corus Bankshares, Inc.                                                       52,275
                   ------------------------------------------------------------------
     4,900         Cousins Properties, Inc.                                                    112,088
                   ------------------------------------------------------------------
     1,000         CPB, Inc.                                                                    30,375
                   ------------------------------------------------------------------
     5,200         Crawford & Co., Class B                                                     102,700
                   ------------------------------------------------------------------
     4,500     (a) Credit Acceptance Corp.                                                     121,500
                   ------------------------------------------------------------------
     4,500         Crescent Real Estate Equities, Inc.                                         187,875
                   ------------------------------------------------------------------
     6,600         Criimi Mae, Inc.                                                             77,550
                   ------------------------------------------------------------------
     5,200         Crown American Realty Trust                                                  40,300
                   ------------------------------------------------------------------


     4,840         Cullen Frost Bankers, Inc.                                                  145,503
                   ------------------------------------------------------------------
     9,400         CWM Mortgage Holdings, Inc.                                                 195,050
                   ------------------------------------------------------------------
     6,600         Dauphin Deposit Corp.                                                       216,150
                   ------------------------------------------------------------------
     2,640     (a) Delphi Financial Group, Inc., Class A                                        74,250
                   ------------------------------------------------------------------
     4,100         Deposit Guaranty Corp.                                                      206,024
                   ------------------------------------------------------------------
     4,100         Developers Diversified Realty                                               137,863
                   ------------------------------------------------------------------
     2,405         Downey Financial Corp.                                                       62,530
                   ------------------------------------------------------------------
     6,100         Duke Realty Investments, Inc.                                               210,450
                   ------------------------------------------------------------------
     1,600         Eaton Vance Corp.                                                            70,000
                   ------------------------------------------------------------------
     1,550     (a) Electro Rent Corp.                                                           35,650
                   ------------------------------------------------------------------
     2,700         Enhance Financial Services Group, Inc.                                       90,113
                   ------------------------------------------------------------------
     4,800         Equity Inns, Inc.                                                            55,800
                   ------------------------------------------------------------------
     3,900         Evans Withycombe Residential, Inc.                                           82,388
                   ------------------------------------------------------------------
     2,900         Excel Realty Trust, Inc.                                                     63,438
                   ------------------------------------------------------------------
     2,500         Executive Risk, Inc.                                                        103,125


                   ------------------------------------------------------------------
     7,000         Federal Realty Investment Trust                                             165,375
                   ------------------------------------------------------------------
     4,900         FelCor Suite Hotels, Inc.                                                   160,475
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ------------------------------------------------------------------
     1,982         Fidelity National Financial, Inc.                                    $       31,464
                   ------------------------------------------------------------------
     2,100     (a) Financial Federal Corp.                                                      29,400
                   ------------------------------------------------------------------
     6,843         Financial Security Assurance Holdings Ltd.                                  191,604
                   ------------------------------------------------------------------
     1,548         Financial Trust Corp.                                                        41,990
                   ------------------------------------------------------------------
     2,100         First American Financial Corp.                                               79,013
                   ------------------------------------------------------------------
     2,500         First Citizens Bancshares, Inc., Class A                                    168,125
                   ------------------------------------------------------------------
     3,343         First Colorado Bancorp, Inc.                                                 52,234
                   ------------------------------------------------------------------
     2,600         First Commerce Bancshares, Inc., Class A                                     72,475
                   ------------------------------------------------------------------
     4,869         First Commercial Corp.                                                      163,106
                   ------------------------------------------------------------------
     4,800         First Commmonwealth Financial Corp.                                          86,400
                   ------------------------------------------------------------------


     2,988         First Financial Bancorp                                                      92,616
                   ------------------------------------------------------------------
     1,325         First Financial Bankshares, Inc.                                             47,866
                   ------------------------------------------------------------------
     1,112         First Financial Corp.                                                        37,808
                   ------------------------------------------------------------------
     6,400         First Financial Corp. Wisconsin                                             173,600
                   ------------------------------------------------------------------
     5,000         First Hawaiian, Inc.                                                        155,000
                   ------------------------------------------------------------------
     1,299         First Indiana Corp.                                                          31,663
                   ------------------------------------------------------------------
     5,200         First Industrial Realty Trust                                               134,550
                   ------------------------------------------------------------------
     5,218         First Michigan Bank Corp.                                                   130,450
                   ------------------------------------------------------------------
     2,600         First Midwest Bancorp, Inc.                                                  82,874
                   ------------------------------------------------------------------
     2,400         First Savings Bank of Washington Bancorp, Inc.                               40,800
                   ------------------------------------------------------------------
     1,400         First United Bancshares                                                      39,025
                   ------------------------------------------------------------------
     1,702         First Western Bancorp, Inc.                                                  45,316
                   ------------------------------------------------------------------
     2,700         FirstBank Puerto Rico                                                        62,775
                   ------------------------------------------------------------------
     2,100     (a) FirstFed Financial Corp.                                                     46,200
                   ------------------------------------------------------------------
     2,200         Firstbank Illinois Co.                                                       71,500


                   ------------------------------------------------------------------
     6,600         Firstmerit Corp.                                                            214,500
                   ------------------------------------------------------------------
     1,230         F & M Bancorporation, Inc.                                                   37,515
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ------------------------------------------------------------------
     4,155         F & M National Corp.                                                 $       76,868
                   ------------------------------------------------------------------
     1,974         FNB Corp.                                                                    46,635
                   ------------------------------------------------------------------
     1,900         Foremost Corp.                                                              104,738
                   ------------------------------------------------------------------
       800         Forest City Enterprises, Inc., Class A                                       39,600
                   ------------------------------------------------------------------
     2,450         Fort Wayne National Corp.                                                    84,831
                   ------------------------------------------------------------------
     8,700         Franchise Finance Corporation of America                                    208,800
                   ------------------------------------------------------------------
     4,165         Fremont General Corp.                                                       122,347
                   ------------------------------------------------------------------
     2,415         Frontier Insurance Group, Inc.                                               95,996
                   ------------------------------------------------------------------
     7,151         Fulton Financial Corp.                                                      144,808
                   ------------------------------------------------------------------
     1,500         Fund American Enterprises, Inc.                                             134,437
                   ------------------------------------------------------------------


     3,500         Gables Residential Trust                                                     84,875
                   ------------------------------------------------------------------
     4,102         Gainsco, Inc.                                                                39,482
                   ------------------------------------------------------------------
     3,100         Gallagher (Arthur J.) & Co.                                                  91,063
                   ------------------------------------------------------------------
     4,300         GATX Corp.                                                                  205,325
                   ------------------------------------------------------------------
     5,900         General Growth Properties, Inc.                                             148,975
                   ------------------------------------------------------------------
     9,540     (a) Glendale Federal Bank                                                       175,298
                   ------------------------------------------------------------------
     4,700         Glimcher Realty Trust                                                        90,475
                   ------------------------------------------------------------------
     3,200         Great Financial Corp.                                                        93,600
                   ------------------------------------------------------------------
     2,100     (a) Guarantee Mutual Life Co.                                                    40,950
                   ------------------------------------------------------------------
     5,021         Guaranty National Corp.                                                      79,081
                   ------------------------------------------------------------------
     1,700         Hancock Holding Co.                                                          67,575
                   ------------------------------------------------------------------
     1,300         Harleysville Group, Inc.                                                     36,400
                   ------------------------------------------------------------------
     1,437         Harleysville National Corp.                                                  35,745
                   ------------------------------------------------------------------
       600         Harris Savings Bank, PA                                                       9,150
                   ------------------------------------------------------------------
     4,400         Hartford Steam Boiler Insurance                                             189,750


                   ------------------------------------------------------------------
     6,100         HCC Insurance Holdings, Inc.                                                155,550
                   ------------------------------------------------------------------
     6,200         Health Care Property Investors, Inc.                                        217,775
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ------------------------------------------------------------------
     3,100         Health Care REIT, Inc.                                               $       73,238
                   ------------------------------------------------------------------
     2,500         Healthcare Realty Trust, Inc.                                                61,563
                   ------------------------------------------------------------------
     1,100         Heritage Financial Services, Inc.                                            23,100
                   ------------------------------------------------------------------
     2,500     (a) Highlands Insurance Group, Inc.                                              49,374
                   ------------------------------------------------------------------
     6,400         Highwoods Properties, Inc.                                                  184,000
                   ------------------------------------------------------------------
     3,000         Hilb Rogal & Hamilton Co.                                                    38,250
                   ------------------------------------------------------------------
     2,600         Home Beneficial Corp., Class B                                               64,675
                   ------------------------------------------------------------------
     5,327         Home Financial Corp.                                                         86,564
                   ------------------------------------------------------------------
     1,200         Homeland Bankshares Corp.                                                    46,200
                   ------------------------------------------------------------------
     5,100         Horace Mann Educators Corp.                                                 174,675
                   ------------------------------------------------------------------


     3,772         Horizon Group, Inc.                                                          79,684
                   ------------------------------------------------------------------
     4,900         Hospitality Properties Trust                                                127,400
                   ------------------------------------------------------------------
     3,002         Hubco, Inc.                                                                  64,553
                   ------------------------------------------------------------------
     3,411     (a) Imperial Bancorp                                                             66,088
                   ------------------------------------------------------------------
     4,054     (a) Imperial Credit Industries, Inc.                                             73,479
                   ------------------------------------------------------------------
     5,600     (a) Insignia Financial Group, Inc., Class A                                     121,100
                   ------------------------------------------------------------------
     2,800         Integon Corp.                                                                52,850
                   ------------------------------------------------------------------
     2,600         Inter Regional Financial Group, Inc.                                         84,175
                   ------------------------------------------------------------------
     2,200         Interpool, Inc.                                                              47,850
                   ------------------------------------------------------------------
       800     (a) Investment Technology Group, Inc.                                            13,800
                   ------------------------------------------------------------------
     5,500         IRT Property Co.                                                             52,938
                   ------------------------------------------------------------------
     3,700         Irvine Apartment Communities, Inc.                                           85,100
                   ------------------------------------------------------------------
       600         Irwin Financial Corp.                                                        26,250
                   ------------------------------------------------------------------
     2,200     (a) Jayhawk Acceptance Corp.                                                     31,350
                   ------------------------------------------------------------------
     2,400         JDN Realty Corp.                                                             60,000


                   ------------------------------------------------------------------
     2,100         Jefferies Group, Inc.                                                        75,075
                   ------------------------------------------------------------------
     3,300         Jefferson Bankshares, Inc.                                                   90,750
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ------------------------------------------------------------------
     4,900         John Alden Financial Corp.                                           $       91,263
                   ------------------------------------------------------------------
     1,200         John Nuveen & Co., Inc., Class A                                             33,300
                   ------------------------------------------------------------------
     2,800         JP Realty, Inc.                                                              63,700
                   ------------------------------------------------------------------
     1,800         JSB Financial, Inc.                                                          66,150
                   ------------------------------------------------------------------
       700         Kansas City Life Insurance Co.                                               39,200
                   ------------------------------------------------------------------
     8,199         Keystone Financial, Inc.                                                    213,173
                   ------------------------------------------------------------------
     5,800         Kimco Realty Corp.                                                          167,475
                   ------------------------------------------------------------------
     2,600         Klamath First Bancorp                                                        36,563
                   ------------------------------------------------------------------
     3,300     (a) Koger Equity, Inc.                                                           51,563
                   ------------------------------------------------------------------
     2,775         Legg Mason, Inc.                                                             89,494
                   ------------------------------------------------------------------


     1,200         Liberty Bancorp, Inc.-Oklahoma                                               46,500
                   ------------------------------------------------------------------
     3,200         Liberty Corp.                                                               110,400
                   ------------------------------------------------------------------
     1,000         Liberty Financial Cos., Inc.                                                 35,125
                   ------------------------------------------------------------------
     6,200         Liberty Property Trust                                                      134,074
                   ------------------------------------------------------------------
     2,100         Life Re Corp.                                                                76,913
                   ------------------------------------------------------------------
     3,300     (a) Life USA Holdings, Inc.                                                      31,350
                   ------------------------------------------------------------------
     5,400         Long Island Bancorp, Inc.                                                   160,650
                   ------------------------------------------------------------------
     3,900         LTC Properties, Inc.                                                         66,300
                   ------------------------------------------------------------------
     3,900         Macerich Co. (The)                                                           85,800
                   ------------------------------------------------------------------
     2,309         MAF Bancorp, Inc.                                                            70,425
                   ------------------------------------------------------------------
     3,000         Magna Bancorp                                                                55,500
                   ------------------------------------------------------------------
     6,000         Magna Group, Inc.                                                           168,000
                   ------------------------------------------------------------------
     1,803     (a) MAIC Holdings, Inc.                                                          58,598
                   ------------------------------------------------------------------
     5,300         Manufactured Home Communities, Inc.                                         103,350
                   ------------------------------------------------------------------
     2,950         Mark Twain Bancshares, Inc.                                                 135,331


                   ------------------------------------------------------------------
       900     (a) Markel Corp.                                                                 78,300
                   ------------------------------------------------------------------
     1,900         McDonald & Co. Investors, Inc.                                               46,313
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ------------------------------------------------------------------
     1,300         McGrath Rentcorp.                                                    $       30,874
                   ------------------------------------------------------------------
     1,000         Meadowbrook Insurance Group, Inc.                                            25,500
                   ------------------------------------------------------------------
     2,100         Meridian Industrial Trust, Inc.                                              36,750
                   ------------------------------------------------------------------
     7,300         Merry Land and Investment Co.                                               153,300
                   ------------------------------------------------------------------
     2,500         MGI Properties, Inc.                                                         47,813
                   ------------------------------------------------------------------
     4,427         Mid Am, Inc.                                                                 77,473
                   ------------------------------------------------------------------
     2,200         Mid-American Apartment Communities, Inc.                                     55,825
                   ------------------------------------------------------------------
     3,200         Mills Corp.                                                                  66,800
                   ------------------------------------------------------------------
     3,200         ML Bancorp, Inc.                                                             44,600
                   ------------------------------------------------------------------
     2,000         MMI Companies, Inc.                                                          57,500
                   ------------------------------------------------------------------


     3,275         Morgan Keegan, Inc.                                                          47,897
                   ------------------------------------------------------------------
     3,300         NAC Re Corp.                                                                115,913
                   ------------------------------------------------------------------
     2,660     (a) National Auto Credit, Inc.                                                   28,595
                   ------------------------------------------------------------------
       900         National Bancorp Alaska, Inc.                                                58,950
                   ------------------------------------------------------------------
     1,980         National City Bancshares, Inc.                                               57,420
                   ------------------------------------------------------------------
     5,350         National Community Bancorp                                                  187,250
                   ------------------------------------------------------------------
     2,300         National Golf Properties, Inc.                                               66,700
                   ------------------------------------------------------------------
     4,100         National Health Investors, Inc.                                             142,988
                   ------------------------------------------------------------------
     1,469         National Penn Bancshares, Inc.                                               38,560
                   ------------------------------------------------------------------
       500     (a) National Western Life Insurance Co., Class A                                 38,500
                   ------------------------------------------------------------------
     8,900         Nationwide Health Properties, Inc.                                          200,250
                   ------------------------------------------------------------------
     1,974         New York Bancorp, Inc.                                                       66,869
                   ------------------------------------------------------------------
     1,500     (a) NHP, Inc.                                                                    24,750
                   ------------------------------------------------------------------
     3,000         North American Mortgage Co.                                                  62,624
                   ------------------------------------------------------------------
     5,300         North Fork Bancorp, Inc.                                                    167,613


                   ------------------------------------------------------------------
     1,014         North Side Savings Bank                                                      48,926
                   ------------------------------------------------------------------
     1,100         Nymagic, Inc.                                                                19,113
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ------------------------------------------------------------------
     3,300         Oasis Residential, Inc.                                              $       70,125
                   ------------------------------------------------------------------
     5,300         Old National Bancorp                                                        192,125
                   ------------------------------------------------------------------
     6,700     (a) Olympic Financial Ltd.                                                      106,363
                   ------------------------------------------------------------------
     1,300         Omega Financial Corp.                                                        43,550
                   ------------------------------------------------------------------
     3,639         Omega Healthcare Investors                                                  110,535
                   ------------------------------------------------------------------
     2,995         Onbancorp, Inc.                                                             108,943
                   ------------------------------------------------------------------
     4,475         One Valley Bancorp West Virginia, Inc.                                      145,997
                   ------------------------------------------------------------------
     2,956         Orion Capital Corp.                                                         160,733
                   ------------------------------------------------------------------
     1,200     (a) Oxford Resources Corp., Class A                                              30,600
                   ------------------------------------------------------------------
     3,200         Paragon Group, Inc.                                                          51,200
                   ------------------------------------------------------------------


       900         Park National Corp.                                                          43,425
                   ------------------------------------------------------------------
     4,900         Penncorp Financial Group, Inc.                                              169,663
                   ------------------------------------------------------------------
     1,600         Pennsylvania Real Estate Investment Trust                                    35,800
                   ------------------------------------------------------------------
     1,743         People First Corp.                                                           39,218
                   ------------------------------------------------------------------
     2,700         Peoples Bank Bridgeport                                                      69,524
                   ------------------------------------------------------------------
     5,041         Peoples Heritage Financial Group                                            115,943
                   ------------------------------------------------------------------
     7,400         PHH Corp.                                                                   220,150
                   ------------------------------------------------------------------
     1,650         Pikeville National Corp.                                                     36,300
                   ------------------------------------------------------------------
     1,600         Pioneer Financial Services, Inc.                                             27,200
                   ------------------------------------------------------------------
     4,600         Pioneer Group, Inc.                                                         110,400
                   ------------------------------------------------------------------
     2,300         Piper Jaffray Cos., Inc.                                                     26,738
                   ------------------------------------------------------------------
     1,200         Poe & Brown, Inc.                                                            30,975
                   ------------------------------------------------------------------
     3,400     (a) Policy Management System Corp.                                              122,400
                   ------------------------------------------------------------------
     4,700         Post Properties, Inc.                                                       185,650
                   ------------------------------------------------------------------
     5,500         Presidential Life Corp.                                                      62,563


                   ------------------------------------------------------------------
     3,100         Price Enterprises, Inc.                                                      51,538
                   ------------------------------------------------------------------
     1,800         Price REIT, Inc.                                                             58,950
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ------------------------------------------------------------------
     2,600         Provident Bancorp, Inc.                                              $      115,213
                   ------------------------------------------------------------------
     1,543         Provident Bankshares Corp.                                                   55,548
                   ------------------------------------------------------------------
    11,700         Public Storage, Inc.                                                        269,100
                   ------------------------------------------------------------------
     1,800         PXRE Corp.                                                                   44,550
                   ------------------------------------------------------------------
     1,533         Queens County Bancorp, Inc.                                                  67,069
                   ------------------------------------------------------------------
     2,332         Quick & Reilly Group, Inc.                                                   61,507
                   ------------------------------------------------------------------
       800     (a) RAC Financial Group, Inc.                                                    48,000
                   ------------------------------------------------------------------
     3,350         Raymond James Financial, Inc.                                                81,656
                   ------------------------------------------------------------------
     2,600         RCSB Financial, Inc.                                                         75,400
                   ------------------------------------------------------------------
     5,000         Realty Income Corp.                                                         115,000
                   ------------------------------------------------------------------


     1,900         Reckson Associates Realty Corp.                                              67,688
                   ------------------------------------------------------------------
     1,800         Redwood Trust, Inc.                                                          59,400
                   ------------------------------------------------------------------
     2,000         Regency Realty Corp.                                                         43,500
                   ------------------------------------------------------------------
     3,600         Reinsurance Group of America                                                163,350
                   ------------------------------------------------------------------
    13,000         Reliance Group Holdings, Inc.                                               107,250
                   ------------------------------------------------------------------
     3,433         Republic Bancorp, Inc.                                                       40,768
                   ------------------------------------------------------------------
     2,306     (a) Resource Bancshares Mortgage Group, Inc.                                     34,446
                   ------------------------------------------------------------------
     4,400         Resource Mortgage Capital, Inc.                                             115,500
                   ------------------------------------------------------------------
     5,200         RFS Hotel Investors, Inc.                                                    84,500
                   ------------------------------------------------------------------
     4,400         Riggs National Corp.                                                         75,350
                   ------------------------------------------------------------------
     3,700     (a) Risk Capital Holdings, Inc.                                                  66,600
                   ------------------------------------------------------------------
     1,300         RLI Corp.                                                                    35,912
                   ------------------------------------------------------------------
     2,500         ROC Communities, Inc.                                                        60,938
                   ------------------------------------------------------------------
     8,250         Rollins Truck Leasing Corp.                                                  93,844
                   ------------------------------------------------------------------
     7,413         Roosevelt Financial Group, Inc.                                             128,801


                   ------------------------------------------------------------------
     2,100         Saul Centers, Inc.                                                           30,712
                   ------------------------------------------------------------------
     2,000         Security Capital Corp.                                                      132,000
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ------------------------------------------------------------------
     1,800         Security Connecticut Corp.                                           $       57,600
                   ------------------------------------------------------------------
     3,100         Selective Insurance Group, Inc.                                             106,175
                   ------------------------------------------------------------------
     1,900     (a) Silicon Valley Bancshares                                                    49,638
                   ------------------------------------------------------------------
     1,300         Sirrom Capital Corp.                                                         47,450
                   ------------------------------------------------------------------
     2,100         Smith (Charles E.) Residential Realty, Inc.                                  51,188
                   ------------------------------------------------------------------
     4,400         South West Property Trust, Inc.                                              66,000
                   ------------------------------------------------------------------
    10,408         Sovereign Bancorp, Inc.                                                     122,294
                   ------------------------------------------------------------------
     1,600         Sovran Self Storage, Inc.                                                    43,000
                   ------------------------------------------------------------------
     6,600         Spieker Properties, Inc.                                                    202,950
                   ------------------------------------------------------------------
     2,400         S & T Bancorp, Inc.                                                          76,200
                   ------------------------------------------------------------------


     3,944         St. Paul Bancorp, Inc.                                                      104,023
                   ------------------------------------------------------------------
     3,600         Standard Financial, Inc.                                                     64,125
                   ------------------------------------------------------------------
     1,250         State Auto Financial Corp.                                                   17,500
                   ------------------------------------------------------------------
     1,800         Storage Trust Realty                                                         41,625
                   ------------------------------------------------------------------
       900         Student Loan Corp.                                                           30,600
                   ------------------------------------------------------------------
       900         Sumitomo Bank California                                                     22,837
                   ------------------------------------------------------------------
     3,200         Summit Properties, Inc.                                                      62,800
                   ------------------------------------------------------------------
     3,200         Sun Communities, Inc.                                                        91,600
                   ------------------------------------------------------------------
     2,825         Susquehanna Bankshares, Inc.                                                 84,044
                   ------------------------------------------------------------------
     6,600         Taubman Centers, Inc.                                                        74,250
                   ------------------------------------------------------------------
     4,200         The Trust Company of New Jersey                                              57,750
                   ------------------------------------------------------------------
     3,300         Thornburg Mortgage Asset Co.                                                 58,163
                   ------------------------------------------------------------------
     1,092         Toronto-Dominion Bank                                                        25,526
                   ------------------------------------------------------------------
     3,400         Town & Country Trust                                                         49,300
                   ------------------------------------------------------------------
     1,800         T R Financial Corp.                                                          54,675


                   ------------------------------------------------------------------
     2,400         Trans Financial, Inc.                                                        47,400
                   ------------------------------------------------------------------
     1,100         Transnational Re Corp., Class A                                              27,637
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ------------------------------------------------------------------
     1,200         Trenwick Group, Inc.                                                 $       58,950
                   ------------------------------------------------------------------
     2,600         Trinet Corporate Realty Trust, Inc.                                          83,850
                   ------------------------------------------------------------------
     4,345         Trustco Bank Corp.                                                           96,670
                   ------------------------------------------------------------------
     5,900         Trustmark Corp.                                                             147,500
                   ------------------------------------------------------------------
     7,300     (a) UICI                                                                        186,150
                   ------------------------------------------------------------------
     3,649         UMB Financial Corp.                                                         144,136
                   ------------------------------------------------------------------
     1,200     (a) Union Acceptance Corp., Class A                                              21,150
                   ------------------------------------------------------------------
     3,300         United Bankshares, Inc.                                                      98,175
                   ------------------------------------------------------------------
     5,250         United Carolina Bancshares                                                  136,500
                   ------------------------------------------------------------------
     4,980         United Companies Financial Corp.                                            148,777
                   ------------------------------------------------------------------


    12,200         United Dominion Realty Trust, Inc.                                          172,325
                   ------------------------------------------------------------------
     2,050         United Fire & Casualty Co.                                                   64,575
                   ------------------------------------------------------------------
     1,800         Universal Health Realty Trust, Inc.                                          34,425
                   ------------------------------------------------------------------
     2,900         Urban Shopping Centers, Inc.                                                 74,675
                   ------------------------------------------------------------------
     1,100         Usbancorp, Inc.                                                              42,900
                   ------------------------------------------------------------------
     2,100         U.S. Trust Corp.                                                            130,725
                   ------------------------------------------------------------------
     3,400         UST Corp.                                                                    60,988
                   ------------------------------------------------------------------
     2,900         Vallicorp Holdings, Inc.                                                     45,675
                   ------------------------------------------------------------------
     4,050         Vesta Insurance Group, Inc.                                                 103,781
                   ------------------------------------------------------------------
     5,200         Vornado Realty Trust                                                        223,600
                   ------------------------------------------------------------------
     2,300         Walden Residential Properties, Inc.                                          53,763
                   ------------------------------------------------------------------
     9,200         Washington Federal, Inc.                                                    220,800
                   ------------------------------------------------------------------
     2,300         Washington National Corp.                                                    65,838
                   ------------------------------------------------------------------
     6,800         Washington Real Estate Investment Trust                                     107,950
                   ------------------------------------------------------------------
     2,400         Weeks Corp.                                                                  68,700


                   ------------------------------------------------------------------
     5,100         Weingarten Realty Investors                                                 195,712
                   ------------------------------------------------------------------
     3,650         Wellsford Residential Properties                                             83,950
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ------------------------------------------------------------------
     1,600         Wesbanco, Inc.                                                       $       48,600
                   ------------------------------------------------------------------
     2,100         WestAmerica Bancorporation                                                  106,575
                   ------------------------------------------------------------------
     2,065         Westcorp, Inc.                                                               49,044
                   ------------------------------------------------------------------
     3,700         Western Investment Real Estate Trust                                         47,175
                   ------------------------------------------------------------------
     1,500     (a) Western Water Co.                                                            28,875
                   ------------------------------------------------------------------
     1,000     (a) WFS Financial, Inc.                                                          21,000
                   ------------------------------------------------------------------
     1,200     (a) White River Corp.                                                            69,600
                   ------------------------------------------------------------------
     3,225         Whitney Holding Corp.                                                       102,394
                   ------------------------------------------------------------------
       600         Winthrop Resources Corp.                                                     16,800
                   ------------------------------------------------------------------
     4,500         World Acceptance Corp.                                                       29,813
                   ------------------------------------------------------------------


     3,500         Xtra Corp.                                                                  145,250
                   ------------------------------------------------------------------
     2,200         Zenith National Insurance Corp.                                              59,950
                   ------------------------------------------------------------------
     2,400     (a) Zurich Reinsurance Centre Holdings, Inc.                                     72,000
                   ------------------------------------------------------------------   --------------
                   Total                                                                    32,292,272
                   ------------------------------------------------------------------   --------------
                   HEALTH CARE--9.4%
                   ------------------------------------------------------------------
     2,650     (a) Access Health, Inc.                                                          87,450
                   ------------------------------------------------------------------
     4,500     (a) Acuson Corp.                                                                 95,062
                   ------------------------------------------------------------------
     3,766         ADAC Laboratories                                                            77,202
                   ------------------------------------------------------------------
     3,000     (a) Advanced Technology Labs, Inc.                                               91,500
                   ------------------------------------------------------------------
     8,000     (a) Advanced Tissue Sciences, Inc., Class A                                     130,000
                   ------------------------------------------------------------------
     2,800     (a) Agouron Pharmaceuticals, Inc.                                               160,300
                   ------------------------------------------------------------------
     2,900         A. L. Pharma, Inc., Class A                                                  36,250
                   ------------------------------------------------------------------
     3,100     (a) Alkermes, Inc.                                                               41,074
                   ------------------------------------------------------------------
     6,000     (a) Alliance Pharmaceutical Corp.                                                84,000
                   ------------------------------------------------------------------
     3,400     (a) Alteon, Inc.                                                                 28,050


                   ------------------------------------------------------------------
     5,100     (a) AmeriSource Health Corp., Class A                                           216,112
                   ------------------------------------------------------------------
     1,450     (a) American HomePatient, Inc.                                                   34,437
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ------------------------------------------------------------------
     3,800     (a) American Medical Response                                            $      114,000
                   ------------------------------------------------------------------
     5,900     (a) American Oncology Resources, Inc.                                            47,200
                   ------------------------------------------------------------------
     1,600         Amisys Managed Care Systems                                                  24,400
                   ------------------------------------------------------------------
     3,800     (a) Amylin Pharmaceuticals, Inc.                                                 42,750
                   ------------------------------------------------------------------
     3,700     (a) Angeion Corp.                                                                15,725
                   ------------------------------------------------------------------
     1,200     (a) Aphton Corp.                                                                 20,700
                   ------------------------------------------------------------------
     1,200     (a) Arbor Health Care Co.                                                        26,250
                   ------------------------------------------------------------------
     2,500         Arrow International, Inc.                                                    73,125
                   ------------------------------------------------------------------
     1,100         Arthrocare Corporation                                                       10,175
                   ------------------------------------------------------------------
     3,200     (a) ATS Medical, Inc.                                                            22,400
                   ------------------------------------------------------------------


     5,900         Ballard Medical Products                                                    103,987
                   ------------------------------------------------------------------
     1,050     (a) Barr Laboratories, Inc.                                                      29,006
                   ------------------------------------------------------------------
     1,700         Bindley Western Industries, Inc.                                             29,111
                   ------------------------------------------------------------------
     2,250     (a) Bio Rad Laboratories, Inc., Class A                                          54,562
                   ------------------------------------------------------------------
     9,400     (a) Bio-Technology General Corp.                                                 76,375
                   ------------------------------------------------------------------
     1,400         Biomatrix, Inc.                                                              21,350
                   ------------------------------------------------------------------
     2,600     (a) Capstone Pharmacy Services                                                   30,388
                   ------------------------------------------------------------------
     1,700     (a) Carrington Laboratories, Inc.                                                21,250
                   ------------------------------------------------------------------
     4,900         Carter Wallace, Inc.                                                         75,950
                   ------------------------------------------------------------------
     3,100     (a) Cellpro, Inc.                                                                36,425
                   ------------------------------------------------------------------
     5,100     (a) Cephalon, Inc.                                                              114,113
                   ------------------------------------------------------------------
     5,200     (a) Cerner Corp.                                                                 63,050
                   ------------------------------------------------------------------
     2,163         Chad Therapeutics Inc.                                                       35,690
                   ------------------------------------------------------------------
     2,200     (a) Circon Corp.                                                                 36,300
                   ------------------------------------------------------------------
     1,000     (a) ClinTrials, Inc.                                                             37,125


                   ------------------------------------------------------------------
     4,100     (a) CNS, Inc.                                                                    69,700
                   ------------------------------------------------------------------
     3,400     (a) Coastal Physician Group, Inc.                                                17,850
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ------------------------------------------------------------------
     4,100         Cocensys, Inc.                                                       $       25,625
                   ------------------------------------------------------------------
     1,900         Collagen Corp.                                                               36,813
                   ------------------------------------------------------------------
     6,000     (a) Columbia Laboratories, Inc.                                                  72,000
                   ------------------------------------------------------------------
     9,600     (a) Community Psychiatric Centers                                                85,200
                   ------------------------------------------------------------------
     2,200     (a) Compdent Corp.                                                               75,624
                   ------------------------------------------------------------------
       500         Conceptus, Inc.                                                               6,000
                   ------------------------------------------------------------------
     3,100     (a) CONMED Corp.                                                                 53,475
                   ------------------------------------------------------------------
     1,551     (a) Copley Pharmaceutical                                                        22,586
                   ------------------------------------------------------------------
     4,200     (a) Cor Therapeutics, Inc.                                                       37,800
                   ------------------------------------------------------------------
     8,800     (a) Coram Healthcare Corp.                                                       42,900
                   ------------------------------------------------------------------


     6,200     (a) Coventry Corp.                                                               62,775
                   ------------------------------------------------------------------
       700         CRA Managed Care, Inc.                                                       35,525
                   ------------------------------------------------------------------
     6,300         Creative BioMolecules, Inc.                                                  54,338
                   ------------------------------------------------------------------
     1,400         Cryolife, Inc.                                                               18,725
                   ------------------------------------------------------------------
     2,100     (a) Curative Technologies, Inc.                                                  47,775
                   ------------------------------------------------------------------
     3,500     (a) Cygnus, Inc.                                                                 50,313
                   ------------------------------------------------------------------
     4,200     (a) Cytel Corp.                                                                  11,550
                   ------------------------------------------------------------------
     9,509     (a) Cytogen Corp.                                                                51,111
                   ------------------------------------------------------------------
       700         Cytyc Corp.                                                                   9,013
                   ------------------------------------------------------------------
     3,000     (a) Datascope Corp.                                                              51,000
                   ------------------------------------------------------------------
     2,500         Depotech Corp.                                                               39,063
                   ------------------------------------------------------------------
     2,400         Diagnostic Products Corp.                                                    71,400
                   ------------------------------------------------------------------
     7,700     (a) Dura Pharmaceuticals, Inc.                                                  265,650
                   ------------------------------------------------------------------
     1,400     (a) EmCare Holdings, Inc.                                                        35,000
                   ------------------------------------------------------------------
     1,800         Emeritus Corp.                                                               20,474


                   ------------------------------------------------------------------
     2,800     (a) Endosonics Corp.                                                             35,350
                   ------------------------------------------------------------------
       800         Enterprise Systems, Inc.                                                     12,900
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ------------------------------------------------------------------
     4,274     (a) Enzo Biochem, Inc.                                                   $       77,991
                   ------------------------------------------------------------------
     2,700     (a) Epitope, Inc.                                                                41,175
                   ------------------------------------------------------------------
     3,000     (a) Equimed, Inc.                                                                17,813
                   ------------------------------------------------------------------
     1,800     (a) Ergo Science Corp.                                                           24,750
                   ------------------------------------------------------------------
     3,594     (a) Foxmeyer Health Corp.                                                         7,637
                   ------------------------------------------------------------------
     2,700     (a) Fuisz Technologies Ltd.                                                      21,938
                   ------------------------------------------------------------------
     2,800     (a) Geltex Pharmaceuticals, Inc.                                                 53,200
                   ------------------------------------------------------------------
     6,100     (a) Genelabs Technologies, Inc.                                                  24,781
                   ------------------------------------------------------------------
     5,300     (a) Genesis Health Ventures, Inc.                                               121,238
                   ------------------------------------------------------------------
     5,500     (a) Gensia, Inc.                                                                 27,500
                   ------------------------------------------------------------------


     6,100     (a) Gilead Sciences, Inc.                                                       142,588
                   ------------------------------------------------------------------
     4,262     (a) GranCare, Inc.                                                               76,716
                   ------------------------------------------------------------------
     2,900     (a) Gulf South Medical Supplies, Inc.                                            63,800
                   ------------------------------------------------------------------
     5,000     (a) Haemonetics Corp.                                                            89,375
                   ------------------------------------------------------------------
       500     (a) HCIA, Inc.                                                                   13,875
                   ------------------------------------------------------------------
     2,925     (a) Health Management Systems, Inc.                                              68,738
                   ------------------------------------------------------------------
     2,691     (a) Healthdyne Technologies, Inc.                                                23,883
                   ------------------------------------------------------------------
     1,700         Healthplan Services Corporation                                              30,812
                   ------------------------------------------------------------------
     1,400     (a) Henry Schein, Inc.                                                           55,650
                   ------------------------------------------------------------------
     2,100     (a) Hologic, Inc.                                                                47,775
                   ------------------------------------------------------------------
    11,208     (a) Horizon/CMS Healthcare Corp.                                                116,283
                   ------------------------------------------------------------------
     2,700         HPR Inc.                                                                     37,800
                   ------------------------------------------------------------------
     4,000     (a) Human Genome Sciences, Inc.                                                 146,000
                   ------------------------------------------------------------------
     5,100     (a) Hybridon, Inc.                                                               40,163
                   ------------------------------------------------------------------
     6,728         ICN Pharmaceuticals, Inc.                                                   127,832


                   ------------------------------------------------------------------
     6,400     (a) ICOS Corp.                                                                   48,000
                   ------------------------------------------------------------------
     1,600     (a) ICU Medical, Inc.                                                            14,200
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ------------------------------------------------------------------
     2,600     (a) IDEC Pharmaceuticals Corp.                                           $       56,225
                   ------------------------------------------------------------------
     1,100     (a) IDX Systems Corp.                                                            32,450
                   ------------------------------------------------------------------
    14,900     (a) Imatron, Inc.                                                                59,134
                   ------------------------------------------------------------------
     4,200     (a) Imclone Systems, Inc.                                                        36,225
                   ------------------------------------------------------------------
     4,000     (a) Immulogic Pharmaceutical Corp.                                               33,500
                   ------------------------------------------------------------------
     3,300     (a) Immune Response Corp.                                                        23,925
                   ------------------------------------------------------------------
     3,900     (a) Immunex Corp.                                                                52,650
                   ------------------------------------------------------------------
     4,400     (a) Immunomedics, Inc.                                                           30,800
                   ------------------------------------------------------------------
     2,000     (a) Imnet Systems Inc.                                                           28,000
                   ------------------------------------------------------------------
     2,200     (a) InControl, Inc.                                                              17,875
                   ------------------------------------------------------------------


     1,300     (a) Inbrand Corp.                                                                42,738
                   ------------------------------------------------------------------
     1,500     (a) Incyte Pharmaceuticals, Inc.                                                 60,750
                   ------------------------------------------------------------------
     2,200     (a) Inhale Therapeutic Systems                                                   31,900
                   ------------------------------------------------------------------
     2,400     (a) Inphynet Medical Management, Inc.                                            38,400
                   ------------------------------------------------------------------
     6,100     (a) Integra Lifesciences Corp.                                                   30,500
                   ------------------------------------------------------------------
     4,800         Integrated Health Services, Inc.                                            118,200
                   ------------------------------------------------------------------
       500     (a) Intercardia, Inc.                                                            11,500
                   ------------------------------------------------------------------
     6,300         Invacare Corp.                                                              176,400
                   ------------------------------------------------------------------
     5,400     (a) Isis Pharmaceuticals, Inc.                                                   87,750
                   ------------------------------------------------------------------
     2,400     (a) I-Stat Corp.                                                                 49,800
                   ------------------------------------------------------------------
     4,900     (a) Isolyser Co., Inc.                                                           34,912
                   ------------------------------------------------------------------
     4,200         Jones Medical Industries, Inc.                                              182,700
                   ------------------------------------------------------------------
     2,600     (a) KeraVision, Inc.                                                             40,300
                   ------------------------------------------------------------------
     3,400         Kinetic Concepts, Inc.                                                       44,625
                   ------------------------------------------------------------------
       500         Labone, Inc.                                                                  8,500


                   ------------------------------------------------------------------
    18,300     (a) Laboratory Corporation of America Holdings                                   61,763
                   ------------------------------------------------------------------
       400     (a) LCA Vision, Inc.                                                              1,400
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ------------------------------------------------------------------
     2,250         Life Technologies, Inc.                                              $       52,313
                   ------------------------------------------------------------------
     2,300     (a) Lifescore Biomedical, Inc.                                                   38,813
                   ------------------------------------------------------------------
     4,792     (a) Ligand Pharmaceuticals, Inc., Class B                                        59,301
                   ------------------------------------------------------------------
     6,500     (a) Liposome Co., Inc.                                                          111,313
                   ------------------------------------------------------------------
     3,000     (a) Living Centers of America, Inc.                                              70,125
                   ------------------------------------------------------------------
     1,100     (a) Lunar Corp.                                                                  34,238
                   ------------------------------------------------------------------
     6,100     (a) Magellan Health Services, Inc.                                              112,088
                   ------------------------------------------------------------------
     6,200     (a) Mariner Health Group, Inc.                                                   52,700
                   ------------------------------------------------------------------
     5,800     (a) Marquette Medical Systems, Class A                                           91,350
                   ------------------------------------------------------------------
     7,100     (a) Matria Healthcare, Inc.                                                      52,363
                   ------------------------------------------------------------------


     3,600     (a) Matrix Pharmaceuticals, Inc.                                                 27,225
                   ------------------------------------------------------------------
     3,800     (a) Maxicare Health Plans, Inc.                                                  71,725
                   ------------------------------------------------------------------
     1,700     (a) MDL Information Systems, Inc.                                                26,137
                   ------------------------------------------------------------------
     1,900     (a) MedCath, Inc.                                                                24,700
                   ------------------------------------------------------------------
     2,500     (a) Medimmune, Inc.                                                              38,750
                   ------------------------------------------------------------------
     4,800         Mentor Corp.                                                                106,200
                   ------------------------------------------------------------------
     1,900         Meridian Diagnostics, Inc.                                                   19,950
                   ------------------------------------------------------------------
     9,000     (a) Mid Atlantic Medical Services, Inc.                                          96,750
                   ------------------------------------------------------------------
       700     (a) MiniMed, Inc.                                                                18,374
                   ------------------------------------------------------------------
     2,900     (a) Multicare Cos., Inc.                                                         52,200
                   ------------------------------------------------------------------
     1,800     (a) Myriad Genetics, Inc.                                                        44,550
                   ------------------------------------------------------------------
     6,600     (a) NABI, Inc.                                                                   61,050
                   ------------------------------------------------------------------
     1,800     (a) National Surgery Centers, Inc.                                               48,600
                   ------------------------------------------------------------------
     2,500     (a) NeoPath, Inc.                                                                40,781
                   ------------------------------------------------------------------
     4,100     (a) Neoprobe Corp.                                                               58,938


                   ------------------------------------------------------------------
     3,000     (a) Neurex Corp.                                                                 46,875
                   ------------------------------------------------------------------
     2,800     (a) Neurogen Corp.                                                               60,900
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ------------------------------------------------------------------
     5,900     (a) Neuromedical Systems, Inc.                                           $      100,300
                   ------------------------------------------------------------------
     5,600     (a) Nexstar Pharmaceuticals, Inc.                                                87,500
                   ------------------------------------------------------------------
     2,700     (a) Northfield Laboratories, Inc.                                                28,519
                   ------------------------------------------------------------------
    14,200     (a) NovaCare, Inc.                                                              117,150
                   ------------------------------------------------------------------
     3,200     (a) Noven Pharmaceuticals, Inc.                                                  43,600
                   ------------------------------------------------------------------
     4,200     (a) OccuSystems, Inc.                                                           114,974
                   ------------------------------------------------------------------
     3,600     (a) Oncogene Science, Inc.                                                       25,650
                   ------------------------------------------------------------------
     2,800     (a) Organogenesis, Inc.                                                          50,050
                   ------------------------------------------------------------------
     3,300     (a) OrthoLogic Corp.                                                             21,656
                   ------------------------------------------------------------------
     3,400     (a) Orthodontic Centers of America, Inc.                                         48,875
                   ------------------------------------------------------------------


     1,900     (a) Ostex International, Inc.                                                    12,588
                   ------------------------------------------------------------------
     2,500     (a) Owen Healthcare, Inc.                                                        37,188
                   ------------------------------------------------------------------
     5,675         Owens & Minor, Inc.                                                          53,203
                   ------------------------------------------------------------------
     3,500     (a) Palomar Medical Technologies, Inc.                                           25,375
                   ------------------------------------------------------------------
     1,700     (a) Parexel International Corp.                                                  83,300
                   ------------------------------------------------------------------
     2,400     (a) Pathogenesis Corp.                                                           50,400
                   ------------------------------------------------------------------
     2,400     (a) Patterson Dental Co.                                                         67,200
                   ------------------------------------------------------------------
     1,250     (a) PDT, Inc.                                                                    31,250
                   ------------------------------------------------------------------
     1,700     (a) Pediatrix Medical Group                                                      66,937
                   ------------------------------------------------------------------
     1,600     (a) Perclose, Inc.                                                               26,400
                   ------------------------------------------------------------------
    14,400     (a) Perrigo Co.                                                                 136,800
                   ------------------------------------------------------------------
     2,751     (a) Pharmaceutical Product Development, Inc.                                     52,613
                   ------------------------------------------------------------------
     2,300     (a) Pharmacopedia, Inc.                                                          43,700
                   ------------------------------------------------------------------
     2,500     (a) PHP Healthcare Corp.                                                         57,188
                   ------------------------------------------------------------------
     1,500     (a) PhyMatrix Corp.                                                              24,938


                   ------------------------------------------------------------------
     3,800     (a) Physician Computer Network, Inc.                                             33,963
                   ------------------------------------------------------------------
     8,200     (a) Physician Corp. of America                                                   90,713
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ------------------------------------------------------------------
     1,400     (a) Physicians Health Services, Inc., Class A                            $       23,450
                   ------------------------------------------------------------------
     3,900     (a) Physicians Resource Group, Inc.                                             105,300
                   ------------------------------------------------------------------
     3,600     (a) Physio-Control International Corp.                                           70,200
                   ------------------------------------------------------------------
     2,600     (a) Possis Corp.                                                                 42,900
                   ------------------------------------------------------------------
     1,800     (a) Prime Medical Services                                                       22,050
                   ------------------------------------------------------------------
     2,400     (a) Protein Design Laboratories, Inc.                                            57,000
                   ------------------------------------------------------------------
     1,400     (a) Protocol Systems, Inc.                                                       15,050
                   ------------------------------------------------------------------
       600     (a) Raptor Systems, Inc.                                                         12,674
                   ------------------------------------------------------------------
     3,600     (a) Regency Health Services, Inc.                                                40,500
                   ------------------------------------------------------------------
     4,400     (a) Regeneron Pharmaceuticals, Inc.                                              83,600
                   ------------------------------------------------------------------


     5,100     (a) Renal Treatment Centers, Inc.                                               136,425
                   ------------------------------------------------------------------
     1,100     (a) Res-Care, Inc.                                                               18,700
                   ------------------------------------------------------------------
     2,100     (a) Research Industries Corp.                                                    40,688
                   ------------------------------------------------------------------
     3,000     (a) Resound Corp.                                                                23,250
                   ------------------------------------------------------------------
     3,500     (a) Respironics, Inc.                                                            52,500
                   ------------------------------------------------------------------
     2,000     (a) Rexall Sundown, Inc.                                                         54,250
                   ------------------------------------------------------------------
       800     (a) RightCHOICE Managed Care, Inc., Class A                                       7,900
                   ------------------------------------------------------------------
     2,500     (a) Roberts Pharmaceutical Corp.                                                 38,594
                   ------------------------------------------------------------------
     5,300     (a) Rotech Medical Corp.                                                         84,800
                   ------------------------------------------------------------------
     2,500     (a) RTW, Inc.                                                                    38,750
                   ------------------------------------------------------------------
     1,600     (a) Safeskin Corp.                                                               63,000
                   ------------------------------------------------------------------
     2,200     (a) SangStat Medical Corp.                                                       57,750
                   ------------------------------------------------------------------
     4,800     (a) Scherer (R.P.) Corp.                                                        222,600
                   ------------------------------------------------------------------
     2,900     (a) SciClone Pharmaceuticals, Inc.                                               29,725
                   ------------------------------------------------------------------
     7,500     (a) Scios Nova, Inc.                                                             43,125


                   ------------------------------------------------------------------
     1,000         Seafield Capital Corp.                                                       35,313
                   ------------------------------------------------------------------
     5,800     (a) Sepracor, Inc.                                                               94,250
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ------------------------------------------------------------------
     6,200     (a) Sequus Pharmaceuticals, Inc.                                         $       87,188
                   ------------------------------------------------------------------
     1,800     (a) Serologicals Corp.                                                           54,900
                   ------------------------------------------------------------------
     3,200     (a) Sierra Health Services, Inc.                                                 91,600
                   ------------------------------------------------------------------
     4,500     (a) Sofamor Danek Group, Inc.                                                   123,750
                   ------------------------------------------------------------------
     4,600     (a) Somatix Therapy Corp.                                                        15,238
                   ------------------------------------------------------------------
     3,900     (a) Somatogen, Inc.                                                              41,438
                   ------------------------------------------------------------------
     2,300         SpaceLabs Medical, Inc.                                                      46,575
                   ------------------------------------------------------------------
     2,100     (a) Spine-Tech, Inc.                                                             53,025
                   ------------------------------------------------------------------
     2,800     (a) Staar Surgical Co.                                                           34,650
                   ------------------------------------------------------------------
       800     (a) Summit Care Corp.                                                            12,700
                   ------------------------------------------------------------------


     1,200     (a) Summit Medical Systems                                                        9,450
                   ------------------------------------------------------------------
     6,300     (a) Summit Technology, Inc.                                                      34,650
                   ------------------------------------------------------------------
     8,724     (a) Sun Healthcare Group, Inc.                                                  111,231
                   ------------------------------------------------------------------
     3,600     (a) Sunrise Medical, Inc.                                                        53,550
                   ------------------------------------------------------------------
     3,600     (a) Synetic, Inc.                                                               132,750
                   ------------------------------------------------------------------
       800     (a) Systemix, Inc.                                                               11,900
                   ------------------------------------------------------------------
     2,200     (a) Target Therapeutics, Inc.                                                    81,400
                   ------------------------------------------------------------------
     1,900     (a) Techne Corp.                                                                 45,125
                   ------------------------------------------------------------------
     3,300     (a) Technological Medical Products, Inc.                                         42,075
                   ------------------------------------------------------------------
     3,900     (a) TheraTx, Inc.                                                                39,000
                   ------------------------------------------------------------------
     1,900     (a) Theragenics Corp.                                                            32,300
                   ------------------------------------------------------------------
     3,300     (a) Theratech, Inc.                                                              36,506
                   ------------------------------------------------------------------
     1,400     (a) Thoratec Laboratories Corp.                                                  14,000
                   ------------------------------------------------------------------
     3,800     (a) Transcend Services, Inc.                                                     19,000
                   ------------------------------------------------------------------
     3,000     (a) Uniphase Corp.                                                              144,750


                   ------------------------------------------------------------------
     1,100     (a) United Dental Care, Inc.                                                     33,000
                   ------------------------------------------------------------------
     1,350         United Wisconsin Services, Inc.                                              34,931
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ------------------------------------------------------------------
     6,800     (a) Universal Health Services, Inc., Class B                             $      170,000
                   ------------------------------------------------------------------
     2,200     (a) UROHEALTH Systems, Inc., Class A                                             21,725
                   ------------------------------------------------------------------
     4,100     (a) Uromed Corp.                                                                 41,513
                   ------------------------------------------------------------------
     6,600     (a) U.S. Bioscience, Inc.                                                        75,900
                   ------------------------------------------------------------------
     4,100     (a) Ventritex, Inc.                                                              93,531
                   ------------------------------------------------------------------
     3,700     (a) Vertex Pharmaceuticals, Inc.                                                123,025
                   ------------------------------------------------------------------
     3,300     (a) Veterinary Centers of America                                                60,638
                   ------------------------------------------------------------------
     3,100     (a) Vical, Inc.                                                                  41,463
                   ------------------------------------------------------------------
     2,300     (a) VISX, Inc.                                                                   58,075
                   ------------------------------------------------------------------
     1,300         Vital Signs, Inc.                                                            27,625
                   ------------------------------------------------------------------


       500     (a) Vitalink Pharmacy Services, Inc.                                             11,500
                   ------------------------------------------------------------------
     2,900     (a) Vivus, Inc.                                                                  97,150
                   ------------------------------------------------------------------
     2,700         West Co., Inc.                                                               72,563
                   ------------------------------------------------------------------
     5,300         XOMA Corp.                                                                   18,881
                   ------------------------------------------------------------------
     4,800     (a) Zila, Inc.                                                                   32,400
                   ------------------------------------------------------------------   --------------
                   Total                                                                    13,562,168
                   ------------------------------------------------------------------   --------------
                   MISCELLANEOUS--0.3%
                   ------------------------------------------------------------------
       500         American Financial Enterprises                                               12,750
                   ------------------------------------------------------------------
       600         Capital Southwest Corp.                                                      42,300
                   ------------------------------------------------------------------
     3,800     (a) Chancellor Corp., Class A                                                   122,550
                   ------------------------------------------------------------------
    12,800     (a) Thrifty PayLess Holdings, Inc., Class B                                     273,600
                   ------------------------------------------------------------------   --------------
                   Total                                                                       451,200
                   ------------------------------------------------------------------   --------------
                   PRODUCER MANUFACTURING--6.8%
                   ------------------------------------------------------------------
     1,700     (a) ABC Rail Products Corp.                                                      25,711
                   ------------------------------------------------------------------
     2,200     (a) ABT Building Products Corp.                                                  46,200


                   ------------------------------------------------------------------
     2,800     (a) ACX Technologies, Inc.                                                       49,700
                   ------------------------------------------------------------------
     2,500     (a) Acme Metals, Inc.                                                            45,000
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   PRODUCER MANUFACTURING--CONTINUED
                   ------------------------------------------------------------------
       700     (a) Advanced Lighting Technologies, Inc.                                 $       13,125
                   ------------------------------------------------------------------
       900     (a) Ag-Chem Equipment Co., Inc .                                                 14,175
                   ------------------------------------------------------------------
     1,700         Alamo Group, Inc.                                                            27,200
                   ------------------------------------------------------------------
     5,000         Allen Group, Inc.                                                            79,375
                   ------------------------------------------------------------------
     2,000         Allied Products                                                              49,500
                   ------------------------------------------------------------------
     1,700     (a) Alltrista Corp.                                                              36,125
                   ------------------------------------------------------------------
     1,900         Amcast Industrial Corp.                                                      38,712
                   ------------------------------------------------------------------
       900     (a) American Buildings Co.                                                       18,872
                   ------------------------------------------------------------------
     7,100         Ametek, Inc.                                                                141,112
                   ------------------------------------------------------------------
     1,000         Amtrol, Inc.                                                                 28,250
                   ------------------------------------------------------------------


     8,500     (a) Anixter International, Inc.                                                 126,437
                   ------------------------------------------------------------------
     2,600         Applied Power, Inc., Class A                                                 93,600
                   ------------------------------------------------------------------
    13,600     (a) Aura System, Inc.                                                            31,450
                   ------------------------------------------------------------------
     2,400     (a) Avondale Industries, Inc.                                                    39,300
                   ------------------------------------------------------------------
     4,310         Baldor Electric Co.                                                          86,738
                   ------------------------------------------------------------------
     5,100         Belden, Inc.                                                                146,625
                   ------------------------------------------------------------------
     2,350         Blount International, Inc., Class A                                          84,600
                   ------------------------------------------------------------------
     5,200         BW/IP Holding, Inc.                                                          70,200
                   ------------------------------------------------------------------
     3,300     (a) Cable Design Technologies, Class A                                           85,800
                   ------------------------------------------------------------------
     2,100         Cascade Corp.                                                                27,563
                   ------------------------------------------------------------------
     1,200         Charter Power Systems, Inc.                                                  29,700
                   ------------------------------------------------------------------
     1,900     (a) Chase Brass Industries, Inc.                                                 35,863
                   ------------------------------------------------------------------
       900         Chicago Miniature Lamp, Inc.                                                 26,775
                   ------------------------------------------------------------------
     8,600         Cincinnati Milacron, Inc.                                                   164,475
                   ------------------------------------------------------------------
     1,500     (a) Citation Corp.                                                               17,625


                   ------------------------------------------------------------------
    10,900     (a) Coltec Industries, Inc.                                                     188,025
                   ------------------------------------------------------------------
     3,100         Commercial Intertech Corp.                                                   34,487
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   PRODUCER MANUFACTURING--CONTINUED
                   ------------------------------------------------------------------
     2,600         Commercial Metals Corp.                                              $       80,600
                   ------------------------------------------------------------------
     2,000         Commonwealth Aluminum Corp.                                                  31,500
                   ------------------------------------------------------------------
     3,100     (a) Cuno, Inc.                                                                   49,600
                   ------------------------------------------------------------------
     1,800     (a) Detroit Diesel Corp.                                                         33,300
                   ------------------------------------------------------------------
     1,100         DT Industries, Inc.                                                          43,450
                   ------------------------------------------------------------------
     5,300         Duriron, Inc.                                                               141,775
                   ------------------------------------------------------------------
     2,900     (a) Fairchild Corp., Class A                                                     48,938
                   ------------------------------------------------------------------
     1,300     (a) Falcon Building Products, Inc.                                               15,275
                   ------------------------------------------------------------------
     4,000     (a) Figgie International Holdings, Inc., Class A                                 42,500
                   ------------------------------------------------------------------
     1,000         Franklin Electronics, Inc.                                                   40,250
                   ------------------------------------------------------------------


     5,800         Freeport McMoRan, Inc.                                                      184,875
                   ------------------------------------------------------------------
     1,300         General Binding Corp.                                                        32,175
                   ------------------------------------------------------------------
       600     (a) Gibraltar Steel Corp.                                                        14,550
                   ------------------------------------------------------------------
     7,500         Giddings & Lewis, Inc.                                                       88,125
                   ------------------------------------------------------------------
       800         Gleason Corp.                                                                24,100
                   ------------------------------------------------------------------
     4,900     (a) Global Industrial Technologies, Inc.                                         91,263
                   ------------------------------------------------------------------
     4,600         Goulds Pumps, Inc.                                                          106,375
                   ------------------------------------------------------------------
     2,675         Graco, Inc.                                                                  61,190
                   ------------------------------------------------------------------
     1,200         Greenbrier Cos., Inc.                                                        13,200
                   ------------------------------------------------------------------
     3,500         Greenfield Industries, Inc.                                                  92,750
                   ------------------------------------------------------------------
     6,200     (a) Griffon Corp.                                                                58,900
                   ------------------------------------------------------------------
     3,000         Handy & Harman                                                               57,000
                   ------------------------------------------------------------------
     1,400         Hardinge, Inc.                                                               35,000
                   ------------------------------------------------------------------
     7,800         Hexcel Corporation                                                          142,350
                   ------------------------------------------------------------------
     2,250     (a) Holophane Corp.                                                              42,750


                   ------------------------------------------------------------------
     5,100         HON Industries, Inc.                                                        178,500
                   ------------------------------------------------------------------
     1,800         Hunt Manufacturers Co.                                                       30,375
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   PRODUCER MANUFACTURING--CONTINUED
                   ------------------------------------------------------------------
     1,200         Huntco, Inc., Class A                                                $       21,450
                   ------------------------------------------------------------------
     3,600         IDEX Corp.                                                                  135,450
                   ------------------------------------------------------------------
     2,000     (a) Insilco Corp.                                                                78,000
                   ------------------------------------------------------------------
     4,000         Interface, Inc.                                                              67,500
                   ------------------------------------------------------------------
     3,800         Intermet Corp.                                                               45,124
                   ------------------------------------------------------------------
     4,000         Juno Lighting, Inc.                                                          62,250
                   ------------------------------------------------------------------
     4,000         Kaman Corp., Class A                                                         46,500
                   ------------------------------------------------------------------
     3,600         Kaydon Corp.                                                                146,700
                   ------------------------------------------------------------------
     5,700         Kennametal, Inc.                                                            193,800
                   ------------------------------------------------------------------
     6,700         Keystone International, Inc.                                                120,600
                   ------------------------------------------------------------------


     4,000         Kimball International, Inc., Class B                                        144,000
                   ------------------------------------------------------------------
     2,900         Kuhlman Corp.                                                                46,763
                   ------------------------------------------------------------------
     5,400         Lincoln Electric Co.                                                        149,850
                   ------------------------------------------------------------------
     1,400         Lindsay Manufacturing Co.                                                    60,200
                   ------------------------------------------------------------------
     2,600     (a) Littlefuse, Inc.                                                            107,250
                   ------------------------------------------------------------------
     1,600         LSI Industries, Inc.                                                         16,000
                   ------------------------------------------------------------------
     4,400         Magnetek, Inc.                                                               48,950
                   ------------------------------------------------------------------
     2,500         Manitowoc, Inc.                                                              83,750
                   ------------------------------------------------------------------
     1,700     (a) MICROS Systems Corp.                                                         58,862
                   ------------------------------------------------------------------
     5,400         Miller Herman, Inc.                                                         232,875
                   ------------------------------------------------------------------
     2,200     (a) Miller Industries, Inc.                                                      51,425
                   ------------------------------------------------------------------
     4,700         Modine Manufacturing Co.                                                    116,325
                   ------------------------------------------------------------------
     3,700     (a) Mueller Industries, Inc.                                                    148,925
                   ------------------------------------------------------------------
     1,600         NACCO Industries, Inc., Class A                                              74,000
                   ------------------------------------------------------------------
    16,200     (a) Navistar International Corp.                                                149,850


                   ------------------------------------------------------------------
     1,400     (a) NCI Building System, Inc.                                                    45,850
                   ------------------------------------------------------------------
     1,850         NN Ball & Roller, Inc.                                                       24,975
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   PRODUCER MANUFACTURING--CONTINUED
                   ------------------------------------------------------------------
     4,600     (a) Nu-Kote Holdings, Inc., Class A                                      $       43,700
                   ------------------------------------------------------------------
     3,800     (a) Oak Industries, Inc.                                                         96,424
                   ------------------------------------------------------------------
     1,400     (a) Oregon Metallurgical Corp.                                                   44,100
                   ------------------------------------------------------------------
     2,050     (a) Osmonics, Inc.                                                               43,563
                   ------------------------------------------------------------------
     2,600         Pacific Scientific Co.                                                       28,275
                   ------------------------------------------------------------------
     1,600     (a) Park Ohio Industries, Inc.                                                   24,000
                   ------------------------------------------------------------------
     1,700         Penn Engineering & Manufacturing Corp.                                       29,750
                   ------------------------------------------------------------------
     8,100         Pentair, Inc.                                                               204,525
                   ------------------------------------------------------------------
     4,500         Pittston Co.                                                                 83,813
                   ------------------------------------------------------------------
     2,400         Ply Gem Industries, Inc.                                                     29,400
                   ------------------------------------------------------------------


     4,450         Precision Castparts Corp.                                                   208,037
                   ------------------------------------------------------------------
     4,400         Regal Beloit Corp.                                                           78,100
                   ------------------------------------------------------------------
     1,700         Reliance Steel & Aluminum Co.                                                62,263
                   ------------------------------------------------------------------
     1,600         Robbins & Myers, Inc.                                                        36,000
                   ------------------------------------------------------------------
     2,800         Roper Industries, Inc.                                                      118,300
                   ------------------------------------------------------------------
     1,900         Scotsman Industries, Inc.                                                    45,600
                   ------------------------------------------------------------------
     1,100     (a) Shiloh Industries, Inc.                                                      18,150
                   ------------------------------------------------------------------
       800     (a) Simpson Manufacturing Co., Inc.                                              16,600
                   ------------------------------------------------------------------
     2,200     (a) Specialty Equipment Cos., Inc.                                               27,225
                   ------------------------------------------------------------------
       100     (a) Spinnaker Industries, Inc.                                                    5,000
                   ------------------------------------------------------------------
     1,300     (a) SPS Technologies, Inc.                                                       78,000
                   ------------------------------------------------------------------
     2,600         Standex International Corp.                                                  79,950
                   ------------------------------------------------------------------
     1,600         Steel Technologies, Inc.                                                     20,800
                   ------------------------------------------------------------------
     6,800         Stewart & Stevenson Services                                                144,500
                   ------------------------------------------------------------------
     3,800         Teleflex, Inc.                                                              182,874


                   ------------------------------------------------------------------
     1,900         Tennant Co.                                                                  45,363
                   ------------------------------------------------------------------
     1,000     (a) Thermo Power Corp.                                                            9,563
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   PRODUCER MANUFACTURING--CONTINUED
                   ------------------------------------------------------------------
     2,200         Thomas Industries, Inc.                                              $       42,350
                   ------------------------------------------------------------------
     3,100         Titan Wheel International, Inc.                                              39,524
                   ------------------------------------------------------------------
     3,300         TJ International, Inc.                                                       62,700
                   ------------------------------------------------------------------
     1,100     (a) Tower Automotive, Inc.                                                       32,038
                   ------------------------------------------------------------------
     1,600         Tredegar Industries, Inc.                                                    61,200
                   ------------------------------------------------------------------
     3,200     (a) Triangle Pacific Corp.                                                       67,700
                   ------------------------------------------------------------------
     4,840         Triarc Companies, Inc., Class A                                              56,870
                   ------------------------------------------------------------------
     3,400         Trimas Corp.                                                                 78,200
                   ------------------------------------------------------------------
     5,800         Trinova Corp.                                                               190,674
                   ------------------------------------------------------------------
       900     (a) TurboChef, Inc.                                                              10,013
                   ------------------------------------------------------------------


     4,900         UNR Industries, Inc.                                                         33,075
                   ------------------------------------------------------------------
     8,300     (a) U.S. Filter Corp.                                                           286,350
                   ------------------------------------------------------------------
     7,400     (a) U.S. Office Products Co.                                                    214,600
                   ------------------------------------------------------------------
     2,200         Valhi, Inc.                                                                  12,925
                   ------------------------------------------------------------------
     1,900         Valmont Industries, Inc.                                                     65,550
                   ------------------------------------------------------------------
     4,050         Wabash National Corp.                                                        65,306
                   ------------------------------------------------------------------
     8,000     (a) Walter Industries, Inc.                                                     112,000
                   ------------------------------------------------------------------
     2,100         Watsco, Inc.                                                                 40,688
                   ------------------------------------------------------------------
     4,300         Watts Industries, Inc., Class A                                              89,763
                   ------------------------------------------------------------------
     4,000         Westinghouse Electric Corp.                                                  43,500
                   ------------------------------------------------------------------
     2,900     (a) Wolverine Tube, Inc.                                                        115,638
                   ------------------------------------------------------------------
     3,700         Zebra Technologies Co., Class A                                             106,838
                   ------------------------------------------------------------------
     2,600         Zero Corp.                                                                   47,775
                   ------------------------------------------------------------------
     2,700         Zurn Industries, Inc.                                                        67,838
                   ------------------------------------------------------------------   --------------
                   Total                                                                     9,907,200


                   ------------------------------------------------------------------   --------------
                   RETAIL TRADE--4.1%
                   ------------------------------------------------------------------
       900     (a) American Eagle Outfitters, Inc.                                              15,750
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   RETAIL TRADE--CONTINUED
                   ------------------------------------------------------------------
     2,700         AMRE, Inc.                                                           $       24,974
                   ------------------------------------------------------------------
     5,000     (a) Ann Taylor Stores Corp.                                                      90,625
                   ------------------------------------------------------------------
     3,850         Arbor Drugs, Inc.                                                            87,106
                   ------------------------------------------------------------------
     2,200     (a) Baby Superstore, Inc.                                                        59,675
                   ------------------------------------------------------------------
     6,800     (a) Best Buy Co., Inc.                                                          111,350
                   ------------------------------------------------------------------
     3,500         Big B, Inc.                                                                  59,500
                   ------------------------------------------------------------------
     1,700         Blair Corp.                                                                  28,263
                   ------------------------------------------------------------------
     2,050     (a) BMC West Corp.                                                               24,600
                   ------------------------------------------------------------------
     8,100     (a) Bombay Co., Inc.                                                             42,525
                   ------------------------------------------------------------------
     2,200     (a) Books-A-Million, Inc.                                                        14,850
                   ------------------------------------------------------------------


       400     (a) Buckle, Inc.                                                                 10,200
                   ------------------------------------------------------------------
     3,500     (a) Burlington Coat Factory Warehouse                                            42,874
                   ------------------------------------------------------------------
     3,500     (a) Carson Pirie Scott & Co.                                                     87,063
                   ------------------------------------------------------------------
     5,600         Casey's General Stores, Inc.                                                100,800
                   ------------------------------------------------------------------
     6,200         Cash America International, Inc.                                             44,950
                   ------------------------------------------------------------------
     5,100         Cato Corp., Class A                                                          24,544
                   ------------------------------------------------------------------
    20,200         Charming Shoppes, Inc.                                                       93,424
                   ------------------------------------------------------------------
     2,600     (a) Chronimed, Inc.                                                              37,700
                   ------------------------------------------------------------------
    10,275         Claire's Stores, Inc.                                                       174,675
                   ------------------------------------------------------------------
    10,600         CML Group, Inc.                                                              51,675
                   ------------------------------------------------------------------
     2,200     (a) Cole National Corp., Class A                                                 51,975
                   ------------------------------------------------------------------
     3,000         CPI Corp.                                                                    57,000
                   ------------------------------------------------------------------
       400         Dart Group Corp., Class A                                                    38,000
                   ------------------------------------------------------------------
     1,200         Delchamps, Inc.                                                              25,050
                   ------------------------------------------------------------------
     1,800     (a) Discount Auto Parts, Inc.                                                    39,150


                   ------------------------------------------------------------------
     3,400     (a) Dress Barn, Inc.                                                             44,625
                   ------------------------------------------------------------------
     4,300         Duty Free International, Inc.                                                68,800
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   RETAIL TRADE--CONTINUED
                   ------------------------------------------------------------------
     4,100     (a) Eagle Hardware & Garden, Inc.                                        $      117,362
                   ------------------------------------------------------------------
     3,200     (a) Egghead, Inc.                                                                16,400
                   ------------------------------------------------------------------
     1,400         Elcom International, Inc.                                                    12,425
                   ------------------------------------------------------------------
     3,500     (a) Express Scripts, Inc., Class A                                              101,938
                   ------------------------------------------------------------------
     3,100     (a) Fabri-Centers of America, Class A                                            40,300
                   ------------------------------------------------------------------
     8,900         Family Dollar Stores, Inc.                                                  151,300
                   ------------------------------------------------------------------
     9,900         Fingerhut Companies, Inc.                                                   147,263
                   ------------------------------------------------------------------
     3,100     (a) Friedmans, Inc., Class A                                                     50,763
                   ------------------------------------------------------------------
     1,800         Gadzooks, Inc.                                                               52,200
                   ------------------------------------------------------------------
     3,700     (a) Garden Ridge Corp.                                                           35,613
                   ------------------------------------------------------------------


     5,300     (a) Genesco, Inc.                                                                47,700
                   ------------------------------------------------------------------
     4,600         Hancock Fabrics, Inc.                                                        39,100
                   ------------------------------------------------------------------
    10,300         HEARx, Ltd.                                                                  23,175
                   ------------------------------------------------------------------
     6,600     (a) Hechinger Co., Class A                                                       21,038
                   ------------------------------------------------------------------
    10,500         Heilig-Meyers Co.                                                           136,500
                   ------------------------------------------------------------------
     4,500     (a) Hollywood Entertainment Corp.                                                93,374
                   ------------------------------------------------------------------
     1,500         Ingles Markets, Inc., Class A                                                23,437
                   ------------------------------------------------------------------
     1,600     (a) Jenny Craig, Inc.                                                            14,400
                   ------------------------------------------------------------------
     3,500         Lands' End, Inc.                                                             75,250
                   ------------------------------------------------------------------
     3,000         Longs Drug Stores Corp.                                                     134,625
                   ------------------------------------------------------------------
     5,500     (a) MacFrugal's Bargains CloseOuts, Inc.                                        134,063
                   ------------------------------------------------------------------
     2,325     (a) Mens Wearhouse, Inc.                                                         47,953
                   ------------------------------------------------------------------
     5,800     (a) Meyer (Fred), Inc.                                                          203,725
                   ------------------------------------------------------------------
     4,300     (a) Michaels Stores, Inc.                                                        43,538
                   ------------------------------------------------------------------
     3,050     (a) Microage, Inc.                                                               61,000


                   ------------------------------------------------------------------
     1,000     (a) Movie Gallery, Inc.                                                          13,500
                   ------------------------------------------------------------------
     2,900     (a) National Media Corp.                                                         34,800
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   RETAIL TRADE--CONTINUED
                   ------------------------------------------------------------------
     2,600         New Engineers Business Service, Inc.                                 $       46,800
                   ------------------------------------------------------------------
     1,000     (a) O'Reilly Automotive, Inc.                                                    35,374
                   ------------------------------------------------------------------
     8,600     (a) Payless Cashway, Inc., Class A                                               16,125
                   ------------------------------------------------------------------
       785     (a) Penney (J.C.) Co., Inc.                                                      41,213
                   ------------------------------------------------------------------
     2,750     (a) Petco Animal Supplies, Inc.                                                  64,625
                   ------------------------------------------------------------------
     8,495         Pier 1 Imports, Inc.                                                        118,930
                   ------------------------------------------------------------------
    12,200         Premark International, Inc.                                                 254,675
                   ------------------------------------------------------------------
     3,300     (a) Proffitts, Inc.                                                             133,237
                   ------------------------------------------------------------------
     1,850         Quality Food Centers, Inc.                                                   67,524
                   ------------------------------------------------------------------
     2,400         Regis Corp. Minnesota                                                        58,200
                   ------------------------------------------------------------------


     3,000     (a) Renters Choice, Inc.                                                         57,000
                   ------------------------------------------------------------------
     1,700         Riser Foods, Inc., Class A                                                   45,688
                   ------------------------------------------------------------------
     5,300         Ross Stores, Inc.                                                           219,950
                   ------------------------------------------------------------------
     5,800         Ruddick Corp.                                                                75,400
                   ------------------------------------------------------------------
    21,500     (a) Service Merchandise, Inc.                                                   126,312
                   ------------------------------------------------------------------
     3,700         Shopko Stores, Inc.                                                          59,663
                   ------------------------------------------------------------------
     2,100         Smart & Final, Inc.                                                          49,350
                   ------------------------------------------------------------------
     1,967         Smith's Food & Drug Centers, Inc., Class B                                   51,388
                   ------------------------------------------------------------------
     4,250     (a) Sports & Recreation, Inc.                                                    36,655
                   ------------------------------------------------------------------
     6,700     (a) Sports Authority, Inc.                                                      162,475
                   ------------------------------------------------------------------
     1,850     (a) Stein Mart, Inc.                                                             33,069
                   ------------------------------------------------------------------
     1,536         Strawbridge & Clothier, Inc., Class A                                        26,112
                   ------------------------------------------------------------------
       900     (a) Tractor Supply Co.                                                           18,674
                   ------------------------------------------------------------------
     2,000     (a) Urban Outfitters, Inc.                                                       31,500
                   ------------------------------------------------------------------
     2,100     (a) Value City Department Stores, Inc.                                           26,775


                   ------------------------------------------------------------------
     5,600     (a) Valuevision International, Inc., Class A                                     30,100
                   ------------------------------------------------------------------
     6,700     (a) Waban, Inc.                                                                 175,038
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   RETAIL TRADE--CONTINUED
                   ------------------------------------------------------------------
     1,600     (a) West Marine, Inc.                                                    $       56,400
                   ------------------------------------------------------------------
     1,100     (a) Wet Seal, Inc., Class A                                                      34,650
                   ------------------------------------------------------------------
     3,000         Whole Foods Market, Inc.                                                     76,875
                   ------------------------------------------------------------------
     4,000     (a) Williams-Sonoma, Inc.                                                       110,000
                   ------------------------------------------------------------------
     6,800     (a) Zale Corp.                                                                  131,750
                   ------------------------------------------------------------------   --------------
                   Total                                                                     5,895,992
                   ------------------------------------------------------------------   --------------
                   SERVICES--10.4%
                   ------------------------------------------------------------------
     2,900     (a) 7th Level, Inc.                                                              14,862
                   ------------------------------------------------------------------
     3,000         ABM Industries, Inc.                                                         52,875
                   ------------------------------------------------------------------
     2,050     (a) ABR Information Services, Inc.                                              141,962
                   ------------------------------------------------------------------


     3,150         Ackerley Communications, Inc.                                                38,587
                   ------------------------------------------------------------------
     4,700     (a) ADVO, Inc.                                                                   66,387
                   ------------------------------------------------------------------
     4,000     (a) Air and Water Technology Corp., Class A                                      25,500
                   ------------------------------------------------------------------
     3,300     (a) Alliance Entertainment Corp.                                                 13,200
                   ------------------------------------------------------------------
    13,000     (a) Allied Waste Industries, Inc.                                               117,812
                   ------------------------------------------------------------------
     7,100     (a) Allwaste, Inc.                                                               32,837
                   ------------------------------------------------------------------
       600     (a) AMC Entertainment, Inc.                                                      10,350
                   ------------------------------------------------------------------
     2,250     (a) American Business Information                                                43,311
                   ------------------------------------------------------------------
     2,650         American Business Products, Inc.                                             58,962
                   ------------------------------------------------------------------
     9,000         American Media, Inc.                                                         47,250
                   ------------------------------------------------------------------
     3,200     (a) American Radio Systems Corp.                                                 97,600
                   ------------------------------------------------------------------
       600     (a) Ameristar Casinos, Inc.                                                       3,225
                   ------------------------------------------------------------------
     3,200         Amresco, Inc.                                                                67,600
                   ------------------------------------------------------------------
     1,300     (a) Anchor Gaming                                                                65,000
                   ------------------------------------------------------------------
     2,000         Angelica Corp.                                                               39,000


                   ------------------------------------------------------------------
     5,437         Apple South, Inc.                                                            63,884
                   ------------------------------------------------------------------
     6,700         Applebee's International, Inc.                                              163,311
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ------------------------------------------------------------------
     3,000     (a) APS Holding Corp., Class A                                           $       62,250
                   ------------------------------------------------------------------
     3,100     (a) Argosy Gaming Corp.                                                          19,375
                   ------------------------------------------------------------------
     2,400     (a) Argyle Television, Inc., Class A                                             66,600
                   ------------------------------------------------------------------
     1,200         Ascent Entertainment Group, Inc.                                             22,200
                   ------------------------------------------------------------------
     3,500     (a) ATC Communications, Inc.                                                     66,500
                   ------------------------------------------------------------------
     8,300     (a) Aztar Corp.                                                                  67,437
                   ------------------------------------------------------------------
       300     (a) Bally's Grand, Inc.                                                           9,600
                   ------------------------------------------------------------------
     6,750         Banta Corp.                                                                 142,594
                   ------------------------------------------------------------------
     3,300         Barefoot, Inc.                                                               33,412
                   ------------------------------------------------------------------
     1,000     (a) BARRA, Inc.                                                                  27,984
                   ------------------------------------------------------------------


     2,650         Bearings, Inc.                                                               68,900
                   ------------------------------------------------------------------
     3,000         Bell & Howell Group, Inc.                                                    80,250
                   ------------------------------------------------------------------
       700         Berlitz International, Inc.                                                  15,224
                   ------------------------------------------------------------------
     1,400     (a) BET Holdings, Inc., Class A                                                  40,950
                   ------------------------------------------------------------------
     3,000         Big Flower Press Holdings, Inc.                                              46,500
                   ------------------------------------------------------------------
     3,200     (a) Billing Information Concepts                                                 83,600
                   ------------------------------------------------------------------
     9,200         Bob Evans Farms, Inc.                                                       115,000
                   ------------------------------------------------------------------
     2,700     (a) Borg Warner Security Corp.                                                   28,013
                   ------------------------------------------------------------------
     3,800         Bowne & Co., Inc.                                                            88,825
                   ------------------------------------------------------------------
     5,200         Boyd Gaming Corporation                                                      38,350
                   ------------------------------------------------------------------
     3,600         Bristol Hotel Company                                                        96,750
                   ------------------------------------------------------------------
     2,200     (a) BT Office Products International, Inc.                                       18,150
                   ------------------------------------------------------------------
     8,925     (a) Buffets, Inc.                                                                99,291
                   ------------------------------------------------------------------
     1,300         Butler Manufacturing Co.                                                     40,950
                   ------------------------------------------------------------------
     3,800     (a) Career Horizons, Inc.                                                       154,375


                   ------------------------------------------------------------------
     2,100     (a) Carmike Cinemas, Inc., Class A                                               49,875
                   ------------------------------------------------------------------
     3,850     (a) Casino American, Inc.                                                        18,769
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ------------------------------------------------------------------
     2,100     (a) Casino Data Systems                                                  $       30,187
                   ------------------------------------------------------------------
     5,400     (a) Casino Magic Corp.                                                           15,188
                   ------------------------------------------------------------------
     2,400         Castle (A.M.) & Co.                                                          44,400
                   ------------------------------------------------------------------
     4,000     (a) Catalina Marketing Corp.                                                    203,500
                   ------------------------------------------------------------------
     2,200     (a) CDI Corp.                                                                    60,500
                   ------------------------------------------------------------------
     1,000         Central Parking Corp.                                                        34,624
                   ------------------------------------------------------------------
     4,400         Checkfree Corp.                                                              80,300
                   ------------------------------------------------------------------
     1,800     (a) Cheesecake Factory, Inc.                                                     33,300
                   ------------------------------------------------------------------
     4,000         CKE Restaurants, Inc.                                                       119,000
                   ------------------------------------------------------------------
       600     (a) CKS Group, Inc.                                                              11,624
                   ------------------------------------------------------------------


     1,500         CMG Information Services, Inc.                                               15,000
                   ------------------------------------------------------------------
     2,430     (a) Consolidated Products, Inc.                                                  41,310
                   ------------------------------------------------------------------
     1,900     (a) Continental Waste Industries, Inc.                                           47,262
                   ------------------------------------------------------------------
     1,600     (a) Copart, Inc.                                                                 29,400
                   ------------------------------------------------------------------
     2,850     (a) Corestaff, Inc.                                                              72,675
                   ------------------------------------------------------------------
     1,500     (a) CSS Industries, Inc.                                                         35,250
                   ------------------------------------------------------------------
       800     (a) Daisytek International Corp.                                                 30,600
                   ------------------------------------------------------------------
     2,400     (a) Daka International, Inc.                                                     21,300
                   ------------------------------------------------------------------
     3,500         Dames & Moore, Inc.                                                          46,813
                   ------------------------------------------------------------------
     5,400     (a) Data Broadcasting Corp.                                                      40,500
                   ------------------------------------------------------------------
       600         Data Processing Resources Corp.                                              12,075
                   ------------------------------------------------------------------
     1,800         Data Transmission Network Corp.                                              38,700
                   ------------------------------------------------------------------
     1,100     (a) Day Runner, Inc.                                                             30,800
                   ------------------------------------------------------------------
     2,800     (a) DeVRY, Inc.                                                                 139,650
                   ------------------------------------------------------------------
     1,900     (a) Dendrite International, Inc.                                                 50,588


                   ------------------------------------------------------------------
     1,400     (a) Desktop Data, Inc.                                                           33,250
                   ------------------------------------------------------------------
     2,900     (a) Destec Energy, Inc.                                                          43,500
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ------------------------------------------------------------------
     1,400     (a) Devon Group, Inc.                                                    $       35,000
                   ------------------------------------------------------------------
       630         Diana Corp.                                                                  17,167
                   ------------------------------------------------------------------
     4,900     (a) Doubletree Corp.                                                            198,756
                   ------------------------------------------------------------------
       900         Eagle River Interactive, Inc.                                                 8,438
                   ------------------------------------------------------------------
     1,350     (a) Edmark Corp.                                                                 14,681
                   ------------------------------------------------------------------
     1,600     (a) Emmis Broadcasting Corp., Class A                                            58,000
                   ------------------------------------------------------------------
     3,800         Employee Solutions, Inc.                                                     84,075
                   ------------------------------------------------------------------
     3,500         Ennis Business Forms, Inc.                                                   38,500
                   ------------------------------------------------------------------
     1,800     (a) Equity Corporation International                                             41,400
                   ------------------------------------------------------------------
     4,650     (a) Evergreen Media Corp., Class A                                              125,550
                   ------------------------------------------------------------------


     6,800     (a) Extended Stay America, Inc.                                                 137,700
                   ------------------------------------------------------------------
     1,400     (a) EZ Communications, Inc., Class A                                             53,900
                   ------------------------------------------------------------------
     1,600         Fair Isaac & Co., Inc.                                                       60,200
                   ------------------------------------------------------------------
     3,500         Fisher Scientific International, Inc.                                       157,063
                   ------------------------------------------------------------------
     8,100         Fleming Cos., Inc.                                                          140,737
                   ------------------------------------------------------------------
     8,400     (a) Foodmaker, Inc.                                                              81,900
                   ------------------------------------------------------------------
     1,700     (a) Franklin Electronic Publishers, Inc.                                         21,675
                   ------------------------------------------------------------------
     3,600     (a) Franklin Quest Co.                                                           72,900
                   ------------------------------------------------------------------
     1,200     (a) GC Cos., Inc.                                                                40,650
                   ------------------------------------------------------------------
     4,450         G & K Services, Inc., Class A                                               129,050
                   ------------------------------------------------------------------
     3,700     (a) Golden Books Family Entertainment, Inc.                                      41,163
                   ------------------------------------------------------------------
     2,450         Granite Construction, Inc.                                                   47,163
                   ------------------------------------------------------------------
     2,000         GRC International                                                            28,250
                   ------------------------------------------------------------------
       200         Grey Advertising, Inc.                                                       46,900
                   ------------------------------------------------------------------
     9,800     (a) Greyhound Lines, Inc.                                                        35,525


                   ------------------------------------------------------------------
     1,200         HA-LO Industries, Inc.                                                       37,200
                   ------------------------------------------------------------------
     7,200         Handleman Co.                                                                46,800
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ------------------------------------------------------------------
     6,600         Harland (John H.) Co.                                                $      205,425
                   ------------------------------------------------------------------
     3,337         Harte-Hanks                                                                  86,345
                   ------------------------------------------------------------------
     1,300         Harveys Casino Resorts                                                       20,963
                   ------------------------------------------------------------------
     1,700     (a) Heftel Broadcasting Corp., Class A                                           61,625
                   ------------------------------------------------------------------
     7,000     (a) Heritage Media Corp., Class A                                               106,750
                   ------------------------------------------------------------------
     5,000         Hollinger International Publishing, Inc.                                     62,500
                   ------------------------------------------------------------------
     3,300     (a) Hollywood Park, Inc.                                                         32,381
                   ------------------------------------------------------------------
     5,700     (a) Host Marriott Services Corp.                                                 50,588
                   ------------------------------------------------------------------
     3,100         Houghton Mifflin Co.                                                        153,838
                   ------------------------------------------------------------------
     1,100         Hughes Supply, Inc.                                                          41,800
                   ------------------------------------------------------------------


     3,900     (a) Identix, Inc.                                                                31,688
                   ------------------------------------------------------------------
     1,700     (a) Inference Corp.                                                              20,825
                   ------------------------------------------------------------------
     1,800     (a) IHOP Corp.                                                                   39,600
                   ------------------------------------------------------------------
     4,600     (a) Insituform Technologies, Inc., Class A                                       30,474
                   ------------------------------------------------------------------
       500     (a) Intelliquest Information Group, Inc.                                         11,000
                   ------------------------------------------------------------------
     3,300     (a) Interim Services, Inc.                                                      132,000
                   ------------------------------------------------------------------
     3,300     (a) International Dairy Queen, Inc., Class A                                     63,525
                   ------------------------------------------------------------------
       650     (a) ITT Educational Services, Inc.                                               23,644
                   ------------------------------------------------------------------
     4,600     (a) Jacobs Engineering Group, Inc.                                              101,775
                   ------------------------------------------------------------------
     1,400     (a) Jacor Communications, Inc., Class A                                          39,200
                   ------------------------------------------------------------------
     2,100     (a) JP Foodservice, Inc.                                                         46,725
                   ------------------------------------------------------------------
     2,900     (a) Katz Media Group                                                             24,288
                   ------------------------------------------------------------------
     2,200     (a) KFX, Inc.                                                                    14,300
                   ------------------------------------------------------------------
     2,500     (a) Kinder-Care Learning Centers, Inc.                                           49,375
                   ------------------------------------------------------------------
     1,800         Landauer, Inc.                                                               35,325


                   ------------------------------------------------------------------
     3,500     (a) Landrys Seafood Restaurants, Inc.                                            71,750
                   ------------------------------------------------------------------
     1,500         Lawson Products, Inc.                                                        31,875
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ------------------------------------------------------------------
     1,000     (a) Learning Tree International, Inc.                                    $       42,250
                   ------------------------------------------------------------------
     2,700     (a) Lin Television Corp.                                                        102,263
                   ------------------------------------------------------------------
     1,200     (a) Longhorn Steaks, Inc.                                                        19,200
                   ------------------------------------------------------------------
     5,100         Luby's Cafeterias, Inc.                                                     107,100
                   ------------------------------------------------------------------
     1,600     (a) Mail Boxes, ETC.                                                             32,600
                   ------------------------------------------------------------------
       500     (a) Manhattan Bagel Co., Inc.                                                     5,125
                   ------------------------------------------------------------------
     2,550         Marcus Corp.                                                                 56,738
                   ------------------------------------------------------------------
     1,400     (a) Mastec, Inc.                                                                 68,075
                   ------------------------------------------------------------------
     1,400     (a) May & Speh, Inc.                                                             23,275
                   ------------------------------------------------------------------
     6,500         McClatchy Newspapers, Inc. , Class A                                        181,188
                   ------------------------------------------------------------------


     2,600         Media General, Inc., Class A                                                 77,350
                   ------------------------------------------------------------------
     1,200         Merrill Corp.                                                                26,700
                   ------------------------------------------------------------------
     7,942     (a) Metromedia International Group, Inc.                                         78,427
                   ------------------------------------------------------------------
     3,200     (a) Molten Metal Technology                                                      42,800
                   ------------------------------------------------------------------
     2,000     (a) Morrison Health Care, Inc.                                                   24,250
                   ------------------------------------------------------------------
     2,000     (a) Morrison Knudsen Corp.                                                       18,000
                   ------------------------------------------------------------------
     2,400         Nash Finch Co.                                                               39,000
                   ------------------------------------------------------------------
     7,600     (a) National Education Corp.                                                    123,500
                   ------------------------------------------------------------------
     2,315     (a) Newpark Resources, Inc.                                                      86,813
                   ------------------------------------------------------------------
     1,900     (a) NFO Research, Inc.                                                           44,175
                   ------------------------------------------------------------------
     4,400     (a) Noel Group, Inc.                                                             28,600
                   ------------------------------------------------------------------
     2,600         Norrell Corp.                                                                65,000
                   ------------------------------------------------------------------
     3,700     (a) NPC International, Inc.                                                      31,450
                   ------------------------------------------------------------------
    10,700         Ogden Corp.                                                                 193,938
                   ------------------------------------------------------------------
     4,200     (a) OHM Corp.                                                                    32,025


                   ------------------------------------------------------------------
     1,100     (a) On Assignment, Inc.                                                          33,825
                   ------------------------------------------------------------------
     1,700     (a) Papa Johns International, Inc.                                               84,575
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ------------------------------------------------------------------
     3,300         Patriot American Hospitality, Inc.                                   $      115,913
                   ------------------------------------------------------------------
       300     (a) Paxson Communications Corp.                                                   2,663
                   ------------------------------------------------------------------
     1,200     (a) PEC Israel Economic Corp.                                                    18,300
                   ------------------------------------------------------------------
       600     (a) Penn National Gaming, Inc.                                                   20,700
                   ------------------------------------------------------------------
     1,850     (a) Performance Food Group Co.                                                   28,444
                   ------------------------------------------------------------------
     2,500     (a) Personnel Group of America, Inc.                                             69,063
                   ------------------------------------------------------------------
     5,500         Petroleum Heat & Power, Inc., Class A                                        40,563
                   ------------------------------------------------------------------
     9,400         Phoenix Duff & Phelps Corp.                                                  57,575
                   ------------------------------------------------------------------
     1,100     (a) Pinkertons, Inc.                                                             29,425
                   ------------------------------------------------------------------
     3,300     (a) Playboy Enterprises, Inc., Class B                                           39,600
                   ------------------------------------------------------------------


     6,300     (a) Players International, Inc.                                                  42,525
                   ------------------------------------------------------------------
     5,700     (a) PMT Services, Inc.                                                          114,000
                   ------------------------------------------------------------------
     4,600     (a) Prepaid Legal Services, Inc.                                                 54,050
                   ------------------------------------------------------------------
     1,700     (a) Primadonna Resorts, Inc.                                                     27,413
                   ------------------------------------------------------------------
     5,100     (a) Primark Corp.                                                               126,863
                   ------------------------------------------------------------------
     6,700     (a) Pime Hospitality Corp.                                                      102,175
                   ------------------------------------------------------------------
     1,000     (a) Profit Recovery Group International, Inc.                                    15,250
                   ------------------------------------------------------------------
     5,200     (a) PsiNet, Inc.                                                                 49,400
                   ------------------------------------------------------------------
     1,000         Pulitzer Publishing Co.                                                      63,500
                   ------------------------------------------------------------------
     1,000     (a) Quality Dining, Inc.                                                         21,500
                   ------------------------------------------------------------------
       800     (a) Quintel Entertainment, Inc.                                                   6,400
                   ------------------------------------------------------------------
     1,900     (a) Rainforest Cafe Inc.                                                         61,750
                   ------------------------------------------------------------------
     6,800     (a) Red Lion Hotels, Inc.                                                       204,000
                   ------------------------------------------------------------------
     2,200     (a) Red Roof Inns, Inc.                                                          29,425
                   ------------------------------------------------------------------
     5,437     (a) Regal Cinemas, Inc.                                                         141,362


                   ------------------------------------------------------------------
     2,600     (a) Renaissance Communications Corp.                                             91,975
                   ------------------------------------------------------------------
       600     (a) Renaissance Solutions, Inc.                                                  24,150
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ------------------------------------------------------------------
     2,800     (a) Rexel, Inc.                                                          $       40,600
                   ------------------------------------------------------------------
     3,500     (a) Rio Hotel & Casino, Inc.                                                     50,750
                   ------------------------------------------------------------------
    13,000     (a) Rollins Environmental Services, Inc.                                         29,250
                   ------------------------------------------------------------------
     4,600         Rollins, Inc.                                                                87,975
                   ------------------------------------------------------------------
     1,300     (a) Romac International, Inc.                                                    37,375
                   ------------------------------------------------------------------
     3,050         Ruby Tuesday, Inc.                                                           49,563
                   ------------------------------------------------------------------
     2,000     (a) Rural / Metro Corp.                                                          73,000
                   ------------------------------------------------------------------
    11,300     (a) Ryan's Family Steak Houses, Inc.                                             83,338
                   ------------------------------------------------------------------
     5,700         Rykoff Sexton, Inc.                                                          81,225
                   ------------------------------------------------------------------
    12,500         Safety-Kleen Corp.                                                          195,313
                   ------------------------------------------------------------------


     1,500     (a) Saga Communications, Inc., Class A                                           32,063
                   ------------------------------------------------------------------
     6,500     (a) Savoy Pictures Entertainment, Inc.                                           17,875
                   ------------------------------------------------------------------
     2,650         Sbarro, Inc.                                                                 69,894
                   ------------------------------------------------------------------
     2,600     (a) Scholastic Corp.                                                            190,450
                   ------------------------------------------------------------------
     2,800     (a) Scientific Games Holdings Corp.                                              63,350
                   ------------------------------------------------------------------
     1,700     (a) Seattle Filmworks, Inc.                                                      32,300
                   ------------------------------------------------------------------
     2,900         SEI Corp.                                                                    58,725
                   ------------------------------------------------------------------
     1,400     (a) SFX Broadcasting, Inc.                                                       60,200
                   ------------------------------------------------------------------
     8,100     (a) Shoney's, Inc.                                                               59,738
                   ------------------------------------------------------------------
     3,350     (a) ShowBiz Pizza Time, Inc.                                                     61,975
                   ------------------------------------------------------------------
     3,400         Showboat, Inc.                                                               64,600
                   ------------------------------------------------------------------
     2,400     (a) Shuffle Master, Inc.                                                         26,700
                   ------------------------------------------------------------------
     5,000         Shurgard Storage Centers, Inc., Class A                                     131,250
                   ------------------------------------------------------------------
     2,000     (a) Silver King Communications, Inc.                                             44,500
                   ------------------------------------------------------------------
     2,800     (a) Sitel Corp.                                                                  55,300


                   ------------------------------------------------------------------
     2,000     (a) Sodak Gaming, Inc.                                                           36,250
                   ------------------------------------------------------------------
     2,850     (a) Sonic Corp.                                                                  64,838
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ------------------------------------------------------------------
     9,300         Sothebys Holdings, Inc., Class A                                     $      158,100
                   ------------------------------------------------------------------
     2,800         Spelling Entertainment Group, Inc.                                           20,300
                   ------------------------------------------------------------------
     1,500     (a) SPS Transaction Services, Inc.                                               24,000
                   ------------------------------------------------------------------
     2,800         Standard Register                                                            72,800
                   ------------------------------------------------------------------
     3,900     (a) Station Casinos, Inc.                                                        43,388
                   ------------------------------------------------------------------
       500     (a) Steck-Vaughn Publishing Corp.                                                 5,625
                   ------------------------------------------------------------------
     1,600         Stone & Webster, Inc.                                                        52,800
                   ------------------------------------------------------------------
     4,200         Storage USA, Inc.                                                           145,950
                   ------------------------------------------------------------------
     2,400     (a) Strategic Distribution, Inc.                                                 13,800
                   ------------------------------------------------------------------
     2,200     (a) Stratosphere Corp.                                                            3,094
                   ------------------------------------------------------------------


     2,050     (a) Studio Plus Hotels, Inc.                                                     36,131
                   ------------------------------------------------------------------
     4,700     (a) SunRiver Corp.                                                               10,869
                   ------------------------------------------------------------------
       800     (a) Superior Services, Inc.                                                      13,800
                   ------------------------------------------------------------------
     2,600     (a) Sylvan Learning Systems, Inc.                                               109,850
                   ------------------------------------------------------------------
     2,706     (a) Tetra Tech, Inc.                                                             60,209
                   ------------------------------------------------------------------
     2,800     (a) Tetra Technologies, Inc.                                                     58,450
                   ------------------------------------------------------------------
       900     (a) Thermo Ecotek Corp.                                                          13,613
                   ------------------------------------------------------------------
       350         Thermo Remediation, Inc.                                                      3,675
                   ------------------------------------------------------------------
       700     (a) Thermo Terratech, Inc.                                                        7,263
                   ------------------------------------------------------------------
     2,775         Thomas Nelson, Inc.                                                          33,994
                   ------------------------------------------------------------------
       800         Trigen Energy Corp.                                                          17,700
                   ------------------------------------------------------------------
     4,000         True North Communications, Inc.                                              95,000
                   ------------------------------------------------------------------
     4,600     (a) Trump Hotels & Casino Resorts, Inc.                                          73,025
                   ------------------------------------------------------------------
     4,400         Unifirst Corp.                                                               88,550
                   ------------------------------------------------------------------
       900         United Television, Inc.                                                      79,200


                   ------------------------------------------------------------------
     8,400     (a) United Waste Systems, Inc.                                                  288,750
                   ------------------------------------------------------------------
     1,000     (a) U.S. Order, Inc.                                                              9,688
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ------------------------------------------------------------------
     4,800     (a) Valassis Communication, Inc.                                         $       86,400
                   ------------------------------------------------------------------
       400         Value Line, Inc.                                                             15,150
                   ------------------------------------------------------------------
     3,200     (a) Vanstar Corp.                                                                76,000
                   ------------------------------------------------------------------
     2,000     (a) Veritas DGC, Inc.                                                            41,000
                   ------------------------------------------------------------------
     1,100     (a) Volt Information Science, Inc.                                               42,350
                   ------------------------------------------------------------------
     3,900         VWR Corp.                                                                    49,725
                   ------------------------------------------------------------------
     2,400         Wackenhut Corp., Class A                                                     39,000
                   ------------------------------------------------------------------
     1,200     (a) Wackenhut Corrections Corp.                                                  22,200
                   ------------------------------------------------------------------
       700         Waverly, Inc.                                                                19,600
                   ------------------------------------------------------------------
     6,100     (a) Westwood One, Inc.                                                           93,788
                   ------------------------------------------------------------------


     2,800         Wiley (John) & Sons, Inc., Class A                                           85,750
                   ------------------------------------------------------------------
     1,700     (a) Wilmar Industries, Inc.                                                      36,550
                   ------------------------------------------------------------------
     3,900     (a) WMS Industries, Inc.                                                         95,550
                   ------------------------------------------------------------------
     7,300     (a) World Color Press                                                           163,338
                   ------------------------------------------------------------------
     1,900     (a) Young Broadcasting, Inc., Class A                                            54,150
                   ------------------------------------------------------------------
     1,200     (a) Youth Services International, Inc.                                           18,600
                   ------------------------------------------------------------------   --------------
                   Total                                                                    15,059,860
                   ------------------------------------------------------------------   --------------
                   TECHNOLOGY--14.4%
                   ------------------------------------------------------------------
     1,500     (a) 3D Systems Corp.                                                             15,000
                   ------------------------------------------------------------------
     3,500         AAR Corp.                                                                    99,750
                   ------------------------------------------------------------------
     1,600     (a) ACT Networks, Inc.                                                           54,800
                   ------------------------------------------------------------------
     3,400     (a) Actel Corp.                                                                  60,774
                   ------------------------------------------------------------------
     4,700     (a) Acxiom Corp.                                                                184,475
                   ------------------------------------------------------------------
     1,200         Advanced Energy Industries, Inc.                                              4,950
                   ------------------------------------------------------------------
       700     (a) Advent Software, Inc.                                                        22,750


                   ------------------------------------------------------------------
     2,400     (a) Affiliated Computer Services, Inc., Class A                                 132,000
                   ------------------------------------------------------------------
     4,800     (a) Alliance Semiconductor Corp.                                                 30,600
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ------------------------------------------------------------------
     2,000         Alliant Techsystems, Inc.                                            $       97,750
                   ------------------------------------------------------------------
     2,900     (a) Alternative Resources Corp.                                                  58,362
                   ------------------------------------------------------------------
     2,850     (a) Altron, Inc.                                                                 42,036
                   ------------------------------------------------------------------
       325     (a) American Satellite Newwor, Warrants                                               0
                   ------------------------------------------------------------------
     6,100     (a) Ampex, Inc., Class A                                                         41,175
                   ------------------------------------------------------------------
       900         Anadigics, Inc.                                                              28,350
                   ------------------------------------------------------------------
     1,700         Analogic Corp.                                                               46,325
                   ------------------------------------------------------------------
     3,200         Analysts International Corp.                                                 80,000
                   ------------------------------------------------------------------
     1,100     (a) Ancor Communications, Inc.                                                   15,811
                   ------------------------------------------------------------------
     3,400     (a) Antec Corp.                                                                  36,337
                   ------------------------------------------------------------------


     2,600     (a) Applied Digital Access, Inc.                                                 16,250
                   ------------------------------------------------------------------
     2,000     (a) Applied Innovation, Inc.                                                     17,000
                   ------------------------------------------------------------------
     5,700     (a) Applied Magnetics Corp.                                                     121,837
                   ------------------------------------------------------------------
     1,800     (a) Applix, Inc.                                                                 43,650
                   ------------------------------------------------------------------
     2,300     (a) Arbor Software Corp.                                                         83,374
                   ------------------------------------------------------------------
     1,700     (a) Aspen Technologies, Inc.                                                    114,325
                   ------------------------------------------------------------------
     5,822     (a) AST Research, Inc.                                                           26,927
                   ------------------------------------------------------------------
       800     (a) Astea International, Inc.                                                     4,700
                   ------------------------------------------------------------------
     3,900         Augat, Inc.                                                                 107,250
                   ------------------------------------------------------------------
     5,100     (a) Auspex Systems, Inc.                                                         52,275
                   ------------------------------------------------------------------
     3,118     (a) Avant! Corp.                                                                 94,304
                   ------------------------------------------------------------------
     3,400         Aviall, Inc.                                                                 31,025
                   ------------------------------------------------------------------
     4,500     (a) Avid Technology, Inc.                                                        62,436
                   ------------------------------------------------------------------
       600         Bacou U.S.A., Inc.                                                            9,825
                   ------------------------------------------------------------------
     4,379     (a) BancTec, Inc.                                                                89,222


                   ------------------------------------------------------------------
     3,800     (a) BBN Corp.                                                                    81,225
                   ------------------------------------------------------------------
     3,000     (a) BDM International, Inc.                                                     150,750
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ------------------------------------------------------------------
     3,700         BE Aerospace, Inc.                                                   $       80,475
                   ------------------------------------------------------------------
     1,300     (a) Berg Electronics Corp.                                                       36,725
                   ------------------------------------------------------------------
     5,100     (a) Bisys Group, Inc.                                                           189,975
                   ------------------------------------------------------------------
     3,500     (a) Black Box Corp.                                                             118,125
                   ------------------------------------------------------------------
     1,100     (a) Boca Research, Inc.                                                          13,406
                   ------------------------------------------------------------------
     2,325     (a) Boole & Babbage, Inc.                                                        71,494
                   ------------------------------------------------------------------
     6,600     (a) Borland International, Inc.                                                  33,413
                   ------------------------------------------------------------------
     4,700     (a) Boston Technology, Inc.                                                      78,138
                   ------------------------------------------------------------------
     1,100     (a) BRC Holdings, Inc.                                                           43,450
                   ------------------------------------------------------------------
     1,900     (a) Brightpoint, Inc.                                                            47,500
                   ------------------------------------------------------------------


     1,900     (a) Brite Voice Systems, Inc.                                                    23,750
                   ------------------------------------------------------------------
     2,600     (a) Broadband Technologies, Inc.                                                 46,475
                   ------------------------------------------------------------------
     1,700         Brooktrout Technology, Inc.                                                  54,825
                   ------------------------------------------------------------------
     3,550     (a) Burr Brown Corp.                                                             75,438
                   ------------------------------------------------------------------
     2,900     (a) Caere Corp.                                                                  23,200
                   ------------------------------------------------------------------
     2,700         California Amplifier, Inc.                                                   22,275
                   ------------------------------------------------------------------
     3,500     (a) California Microwave                                                         51,624
                   ------------------------------------------------------------------
     2,100     (a) C-COR Electronics, Inc.                                                      32,550
                   ------------------------------------------------------------------
     2,000     (a) Cellstar Corp.                                                               15,000
                   ------------------------------------------------------------------
     4,190     (a) Cellular Technical Services, Inc.                                            67,564
                   ------------------------------------------------------------------
     1,300         Centennial Technologies, Inc.                                                72,313
                   ------------------------------------------------------------------
     8,100     (a) Cheyenne Software, Inc.                                                     246,038
                   ------------------------------------------------------------------
     4,400     (a) Chips & Technologies, Inc.                                                   87,450
                   ------------------------------------------------------------------
     1,600     (a) Ciber, Inc.                                                                  56,800
                   ------------------------------------------------------------------
     2,500     (a) Cidco, Inc.                                                                  47,188


                   ------------------------------------------------------------------
     5,100     (a) Citrix Systems Inc.                                                         281,775
                   ------------------------------------------------------------------
     2,200         Clarify, Inc.                                                               106,150
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ------------------------------------------------------------------
     7,000     (a) Cognex Corp.                                                         $       90,124
                   ------------------------------------------------------------------
     1,900     (a) Coherent Communications Systems Corp.                                        36,812
                   ------------------------------------------------------------------
     2,400     (a) Coherent, Inc.                                                               93,600
                   ------------------------------------------------------------------
     2,000         Cohu, Inc.                                                                   33,000
                   ------------------------------------------------------------------
     2,400     (a) Colonial Data Technologies Corp.                                             22,800
                   ------------------------------------------------------------------
     4,700     (a) Compucom System, Inc.                                                        45,825
                   ------------------------------------------------------------------
     2,900     (a) Computer Horizons Corp.                                                      89,900
                   ------------------------------------------------------------------
       700         Computer Language Research, Inc.                                              7,963
                   ------------------------------------------------------------------
       600         Computer Management Sciences                                                 17,550
                   ------------------------------------------------------------------
     4,900     (a) Computer Network Technology                                                  26,644
                   ------------------------------------------------------------------


     5,200     (a) Computer Products, Inc.                                                     102,700
                   ------------------------------------------------------------------
     1,800         Computer Task Group, Inc.                                                    67,950
                   ------------------------------------------------------------------
    13,600     (a) Computervision Corp.                                                        122,400
                   ------------------------------------------------------------------
     2,100         Comshare, Inc.                                                               28,875
                   ------------------------------------------------------------------
     4,600     (a) Comverse Technology, Inc.                                                   161,000
                   ------------------------------------------------------------------
     2,900     (a) Control Data Systems, Inc.                                                   68,150
                   ------------------------------------------------------------------
     1,300         Cooper & Chyan Technology, Inc.                                              39,812
                   ------------------------------------------------------------------
     9,400     (a) CopyTele, Inc.                                                               67,268
                   ------------------------------------------------------------------
     2,100     (a) C.P. Clare Corp.                                                             17,325
                   ------------------------------------------------------------------
     4,650     (a) Credence Systems Corp.                                                       63,355
                   ------------------------------------------------------------------
     2,300     (a) Cree Research, Inc.                                                          26,450
                   ------------------------------------------------------------------
       600         CSG Systems International, Inc.                                              10,050
                   ------------------------------------------------------------------
       900         CTS Corp.                                                                    37,800
                   ------------------------------------------------------------------
     1,200         Cubic Corp.                                                                  24,750
                   ------------------------------------------------------------------
       500         Curtiss Wright Corp.                                                         27,063


                   ------------------------------------------------------------------
     1,200     (a) Cybercash, Inc.                                                              34,500
                   ------------------------------------------------------------------
     3,700     (a) Cyrix Corp.                                                                  65,675
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ------------------------------------------------------------------
     5,700         Dallas Semiconductor Corp.                                           $      114,000
                   ------------------------------------------------------------------
     2,300         Daniel Industries, Inc.                                                      29,613
                   ------------------------------------------------------------------
     7,700     (a) Data General Corp.                                                          114,538
                   ------------------------------------------------------------------
     1,500         Data Translation, Inc.                                                       15,938
                   ------------------------------------------------------------------
       800     (a) Datastream Systems, Inc.                                                     14,600
                   ------------------------------------------------------------------
     1,000         Davox Corp.                                                                  36,000
                   ------------------------------------------------------------------
     1,600         DecisionOne Corp.                                                            22,800
                   ------------------------------------------------------------------
     1,550     (a) D H Technology, Inc.                                                         36,038
                   ------------------------------------------------------------------
     1,600     (a) Dialogic Corp.                                                               54,800
                   ------------------------------------------------------------------
     6,700         Diamond Multimedia Systems, Inc.                                             79,563
                   ------------------------------------------------------------------


     2,400     (a) Digi International, Inc.                                                     35,400
                   ------------------------------------------------------------------
     1,200     (a) Digital Systems Int., Inc.                                                   16,350
                   ------------------------------------------------------------------
     3,400     (a) Digtial Microwave Corp.                                                      77,775
                   ------------------------------------------------------------------
     1,800     (a) DII Group, Inc.                                                              39,600
                   ------------------------------------------------------------------
     2,800     (a) Dionex Corp.                                                                107,100
                   ------------------------------------------------------------------
     2,000     (a) Documentum, Inc.                                                             74,500
                   ------------------------------------------------------------------
     4,500     (a) DSP Communications, Inc.                                                    171,000
                   ------------------------------------------------------------------
     4,000     (a) Dynatech Corp.                                                              197,750
                   ------------------------------------------------------------------
     1,600     (a) EIS International, Inc.                                                      13,600
                   ------------------------------------------------------------------
     1,900     (a) Electro Scientific Industries, Inc.                                          38,950
                   ------------------------------------------------------------------
     3,900     (a) Electroglas, Inc.                                                            51,188
                   ------------------------------------------------------------------
     1,100     (a) Eltron International, Inc.                                                   38,913
                   ------------------------------------------------------------------
     2,000     (a) Encad, Inc.                                                                  82,000
                   ------------------------------------------------------------------
     2,500     (a) Envoy Corp.                                                                  91,875
                   ------------------------------------------------------------------
     2,700     (a) EPIC Design Technology, Inc.                                                 66,150


                   ------------------------------------------------------------------
     3,600     (a) ESS Technology, Inc.                                                         57,600
                   ------------------------------------------------------------------
     1,800     (a) Esterline Technologies Corp.                                                 42,075
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ------------------------------------------------------------------
     2,900     (a) Etec Systems, Inc.                                                   $       78,300
                   ------------------------------------------------------------------
     1,900     (a) Evans & Sutherland Computer Co.                                              39,900
                   ------------------------------------------------------------------
     4,700     (a) Exabyte Corp.                                                                62,275
                   ------------------------------------------------------------------
     1,900     (a) Excalibur Technologies Corp.                                                 27,075
                   ------------------------------------------------------------------
       700         Excite, Inc.                                                                  4,288
                   ------------------------------------------------------------------
     9,900     (a) Executone Information Systems, Inc.                                          25,369
                   ------------------------------------------------------------------
     2,000         FastComm Communications Corp.                                                16,750
                   ------------------------------------------------------------------
     3,300     (a) Filenet Corp.                                                                93,637
                   ------------------------------------------------------------------
     4,800     (a) FSI International, Inc.                                                      49,800
                   ------------------------------------------------------------------
     5,800     (a) FTP Software, Inc.                                                           36,975
                   ------------------------------------------------------------------


     1,700     (a) Fusion Systems Corp.                                                         30,600
                   ------------------------------------------------------------------
     1,400         Galileo Electro-Optics Corp.                                                 30,800
                   ------------------------------------------------------------------
     1,850     (a) Gasonics International Corp.                                                 13,644
                   ------------------------------------------------------------------
     5,700         GenCorp, Inc.                                                                94,050
                   ------------------------------------------------------------------
     4,300     (a) GenRad, Inc.                                                                 87,075
                   ------------------------------------------------------------------
     4,500     (a) General DataComm Industries, Inc.                                            43,313
                   ------------------------------------------------------------------
     2,900     (a) General Magic, Inc.                                                           8,700
                   ------------------------------------------------------------------
     1,400         General Scanning, Inc.                                                       14,175
                   ------------------------------------------------------------------
     3,500     (a) Genus, Inc.                                                                  18,375
                   ------------------------------------------------------------------
    12,400         Geotek Industries, Inc.                                                      91,450
                   ------------------------------------------------------------------
     1,900         Geoworks                                                                     38,713
                   ------------------------------------------------------------------
     3,700         Gerber Scientific, Inc.                                                      49,950
                   ------------------------------------------------------------------
     1,300         Greenwich Air Services, Inc., Class A                                        29,250
                   ------------------------------------------------------------------
       725         Hach Co.                                                                     12,416
                   ------------------------------------------------------------------
     1,700     (a) HADCO Corp.                                                                  51,638


                   ------------------------------------------------------------------
     1,900     (a) Harbinger Corp.                                                              51,300
                   ------------------------------------------------------------------
     2,200     (a) Harmonic Lightwaves, Inc.                                                    37,125
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ------------------------------------------------------------------
     1,600         Helix Technology Corp.                                               $       42,600
                   ------------------------------------------------------------------
     1,600         Henry Jack & Associates, Inc.                                                64,600
                   ------------------------------------------------------------------
     1,800         HMT Technology Corp.                                                         24,975
                   ------------------------------------------------------------------
     3,300         HNC Software                                                                103,950
                   ------------------------------------------------------------------
     1,200     (a) Hutchinson Technology, Inc.                                                  53,700
                   ------------------------------------------------------------------
     3,600     (a) Hyperion Software Corp.                                                      73,350
                   ------------------------------------------------------------------
     1,000     (a) IDT Corp.                                                                    11,125
                   ------------------------------------------------------------------
     1,500     (a) IKOS Systems, Inc.                                                           26,813
                   ------------------------------------------------------------------
     5,800     (a) IMP, Inc.                                                                    16,313
                   ------------------------------------------------------------------
     1,900     (a) In Focus Systems, Inc.                                                       36,100
                   ------------------------------------------------------------------


     2,000     (a) Inacom Corp.                                                                 63,250
                   ------------------------------------------------------------------
       500     (a) Individual, Inc.                                                              2,875
                   ------------------------------------------------------------------
       800     (a) Indus Group, Inc.                                                            16,200
                   ------------------------------------------------------------------
     6,000     (a) Information Resources, Inc.                                                  75,750
                   ------------------------------------------------------------------
     1,700     (a) Inso Corp.                                                                   83,725
                   ------------------------------------------------------------------
    16,700     (a) Integrated Device Technology, Inc.                                          137,775
                   ------------------------------------------------------------------
       600     (a) Integrated Measurement Systems, Inc                                           9,375
                   ------------------------------------------------------------------
     1,900     (a) Integrated Packaging Assembly Corp.                                          16,625
                   ------------------------------------------------------------------
     3,100     (a) Integrated Process Equipment Corp.                                           33,713
                   ------------------------------------------------------------------
     3,200     (a) Integrated Silicon Solution, Inc.                                            26,000
                   ------------------------------------------------------------------
     3,200     (a) Integrated Systems, Inc.                                                     86,400
                   ------------------------------------------------------------------
     6,500         Intelligent Electronics, Inc.                                                57,688
                   ------------------------------------------------------------------
     1,800     (a) Inter-Tel, Inc.                                                              27,225
                   ------------------------------------------------------------------
     9,900     (a) Interdigital Communications Corp.                                            63,731
                   ------------------------------------------------------------------
     8,700     (a) Intergraph Corp.                                                             81,563


                   ------------------------------------------------------------------
     4,200     (a) Intersolv, Inc.                                                              34,125
                   ------------------------------------------------------------------
     3,400     (a) Intervoice, Inc.                                                             44,200
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ------------------------------------------------------------------
       600     (a) Intevac, Inc.                                                        $        8,700
                   ------------------------------------------------------------------
       800     (a) IPC Information Systems, Inc.                                                12,000
                   ------------------------------------------------------------------
     1,000     (a) Iron Mountain, Inc.                                                          30,000
                   ------------------------------------------------------------------
     2,100     (a) Itron, Inc.                                                                  34,913
                   ------------------------------------------------------------------
     1,300     (a) Jabil Circuit, Inc.                                                          31,200
                   ------------------------------------------------------------------
       600     (a) JDA Software Group, Inc.                                                     20,625
                   ------------------------------------------------------------------
     1,200         John Fluke Manufacturing, Co.                                                48,000
                   ------------------------------------------------------------------
     3,500     (a) Keane, Inc.                                                                 162,313
                   ------------------------------------------------------------------
     8,300     (a) Kemet Corp.                                                                 160,813
                   ------------------------------------------------------------------
     5,200     (a) Kent Electronics Corp.                                                      118,950
                   ------------------------------------------------------------------


     1,800     (a) Kronos, Inc.                                                                 52,425
                   ------------------------------------------------------------------
     4,200     (a) Kulicke & Soffa Industries                                                   55,125
                   ------------------------------------------------------------------
     4,750     (a) Lattice Semiconductor Corp.                                                 162,688
                   ------------------------------------------------------------------
     3,500     (a) Legato Systems, Inc.                                                        124,250
                   ------------------------------------------------------------------
     2,800     (a) Level One Communications, Inc.                                               79,100
                   ------------------------------------------------------------------
     1,500     (a) Logic Works, Inc.                                                             8,625
                   ------------------------------------------------------------------
     2,600         Logicon, Inc.                                                               107,575
                   ------------------------------------------------------------------
     7,500     (a) LTX Corp.                                                                    29,531
                   ------------------------------------------------------------------
     1,000     (a) Mafco Consolidated Group, Inc.                                               27,875
                   ------------------------------------------------------------------
     1,600     (a) Manugistics Group, Inc.                                                      68,800
                   ------------------------------------------------------------------
     3,700     (a) Marshall Industries                                                         111,463
                   ------------------------------------------------------------------
     2,200     (a) Mattson Technology, Inc.                                                     20,075
                   ------------------------------------------------------------------
     1,300     (a) Maxis, Inc.                                                                  16,900
                   ------------------------------------------------------------------
     3,100         Measurex Corp.                                                               79,825
                   ------------------------------------------------------------------
     3,400     (a) Mercury Interactive Corp.                                                    43,350


                   ------------------------------------------------------------------
       800     (a) Merix Corp.                                                                  16,800
                   ------------------------------------------------------------------
     1,800     (a) MetaTools, Inc.                                                              34,650
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ------------------------------------------------------------------
     6,700         Methode Electronics, Inc., Class A                                   $      130,650
                   ------------------------------------------------------------------
     2,500     (a) Metricom, Inc.                                                               35,313
                   ------------------------------------------------------------------
     1,700     (a) MicroTouch Systems, Inc.                                                     30,813
                   ------------------------------------------------------------------
     7,300     (a) Microchip Technology, Inc.                                                  264,625
                   ------------------------------------------------------------------
     3,300     (a) Microcom, Inc.                                                               27,638
                   ------------------------------------------------------------------
     1,100     (a) Microware Systems Corp.                                                      20,075
                   ------------------------------------------------------------------
     2,600     (a) MRV Communications, Inc.                                                     56,550
                   ------------------------------------------------------------------
     2,000         MTS Systems Corp.                                                            40,000
                   ------------------------------------------------------------------
     4,300         Mylex Corp.                                                                  54,825
                   ------------------------------------------------------------------
     3,000         National Computer Systems, Inc.                                              64,500
                   ------------------------------------------------------------------


     5,600         National Data Corp.                                                         230,300
                   ------------------------------------------------------------------
     1,800     (a) National Instruments Corp.                                                   51,300
                   ------------------------------------------------------------------
     1,700     (a) Neose Technologies, Inc.                                                     27,625
                   ------------------------------------------------------------------
     6,600     (a) Netmanage, Inc.                                                              44,963
                   ------------------------------------------------------------------
     3,400     (a) Network Appliance, Inc.                                                     119,000
                   ------------------------------------------------------------------
     4,500     (a) Network Equipment Technologies, Inc.                                         60,188
                   ------------------------------------------------------------------
     2,100     (a) Network Peripherals, Inc.                                                    36,488
                   ------------------------------------------------------------------
     1,200     (a) Nichols Research Corp.                                                       41,700
                   ------------------------------------------------------------------
     2,900     (a) Nimbus CD International, Inc.                                                28,638
                   ------------------------------------------------------------------
     2,400         Novadigm, Inc.                                                               19,500
                   ------------------------------------------------------------------
     3,500     (a) Novellus Systems, Inc.                                                      144,375
                   ------------------------------------------------------------------
     7,700     (a) Oak Technology, Inc.                                                         77,963
                   ------------------------------------------------------------------
     3,500         OEA, Inc.                                                                   132,125
                   ------------------------------------------------------------------
     3,900     (a) OIS Optical Imaging Systems, Inc.                                            10,725
                   ------------------------------------------------------------------
       900     (a) OnTrak Systems, Inc.                                                         13,050


                   ------------------------------------------------------------------
     1,900     (a) Optical Data Systems, Inc.                                                   27,788
                   ------------------------------------------------------------------
     5,600     (a) Orbital Sciences Corp.                                                      117,600
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ------------------------------------------------------------------
     1,400     (a) Ortel Corp.                                                          $       29,050
                   ------------------------------------------------------------------
     2,100         Park Electrochemical Corp.                                                   43,050
                   ------------------------------------------------------------------
     3,400     (a) P-COM, Inc.                                                                  74,800
                   ------------------------------------------------------------------
     1,900     (a) Peak Technologies Group, Inc.                                                22,325
                   ------------------------------------------------------------------
     1,500     (a) Perceptron, Inc.                                                             37,125
                   ------------------------------------------------------------------
     1,100     (a) Periphonics Corp.                                                            39,050
                   ------------------------------------------------------------------
     2,800     (a) Phoenix Technology, Ltd.                                                     48,300
                   ------------------------------------------------------------------
     1,900     (a) Photronic Labs, Inc.                                                         51,300
                   ------------------------------------------------------------------
     1,400     (a) Pinnacle Systems, Inc.                                                       15,225
                   ------------------------------------------------------------------
     4,825         Pioneer Standard Electronics, Inc.                                           50,663
                   ------------------------------------------------------------------


     1,800     (a) Pixar, Inc.                                                                  28,575
                   ------------------------------------------------------------------
     1,700     (a) Planar Systems, Inc.                                                         17,213
                   ------------------------------------------------------------------
     1,800     (a) Plantronics, Inc.                                                            67,725
                   ------------------------------------------------------------------
    10,598     (a) Platinum Technology, Inc.                                                   152,346
                   ------------------------------------------------------------------
     4,500     (a) Power Control Technologies, Inc.                                             34,875
                   ------------------------------------------------------------------
     3,000     (a) Precision Systems, Inc.                                                      19,125
                   ------------------------------------------------------------------
     1,200     (a) Premenos Technology Corp.                                                    10,200
                   ------------------------------------------------------------------
     1,300     (a) PRI Automation, Inc.                                                         46,150
                   ------------------------------------------------------------------
     1,000     (a) Prism Solutions, Inc.                                                         4,938
                   ------------------------------------------------------------------
     2,400     (a) Progress Software Corp.                                                      37,500
                   ------------------------------------------------------------------
     1,300     (a) Project Software & Development, Inc.                                         44,200
                   ------------------------------------------------------------------
     1,800     (a) Proxim, Inc.                                                                 40,950
                   ------------------------------------------------------------------
     5,225     (a) Pure Atria Corp.                                                            142,381
                   ------------------------------------------------------------------
     6,400     (a) Quarterdeck Office Systems                                                   32,800
                   ------------------------------------------------------------------
     1,400     (a) Quickresponse Services, Inc.                                                 51,975


                   ------------------------------------------------------------------
     2,900     (a) Quickturn Design Systems, Inc.                                               42,413
                   ------------------------------------------------------------------
     1,000     (a) RadiSys Corp.                                                                63,750
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ------------------------------------------------------------------
     1,300     (a) Rainbow Technologies, Inc.                                           $       23,238
                   ------------------------------------------------------------------
     5,800     (a) Ramtron International Corp.                                                  42,775
                   ------------------------------------------------------------------
     2,400     (a) Red Brick Systems, Inc.                                                      56,400
                   ------------------------------------------------------------------
     2,400     (a) Remedy Corp.                                                                117,000
                   ------------------------------------------------------------------
     7,600     (a) Riscorp, Inc., Class A                                                       38,000
                   ------------------------------------------------------------------
     2,600     (a) RMI Titanium Co.                                                             62,725
                   ------------------------------------------------------------------
     3,300     (a) Robotic Vision Systems, Inc.                                                 33,000
                   ------------------------------------------------------------------
     4,700     (a) Rohr, Inc.                                                                   86,950
                   ------------------------------------------------------------------
     4,200     (a) ROSS Technology, Inc.                                                        19,425
                   ------------------------------------------------------------------
    10,100     (a) S3, Inc.                                                                    190,638
                   ------------------------------------------------------------------


     3,300     (a) Sandisk Corp.                                                                43,725
                   ------------------------------------------------------------------
     3,600     (a) Sanmina Corp.                                                               164,700
                   ------------------------------------------------------------------
     4,200     (a) Santa Cruz Operation, Inc.                                                   29,925
                   ------------------------------------------------------------------
       300     (a) Sapient Corp.                                                                13,875
                   ------------------------------------------------------------------
     1,600     (a) Scopus Technology, Inc.                                                      61,600
                   ------------------------------------------------------------------
     1,600     (a) SDL, Inc.                                                                    27,200
                   ------------------------------------------------------------------
     1,400     (a) Secure Computing Corp.                                                       16,275
                   ------------------------------------------------------------------
       600     (a) Segue Software, Inc.                                                          8,100
                   ------------------------------------------------------------------
     1,450     (a) Semitool, Inc.                                                               13,050
                   ------------------------------------------------------------------
     1,700     (a) Sequa Corp., Class A                                                         70,975
                   ------------------------------------------------------------------
     6,500     (a) Sequent Computer System, Inc.                                                96,281
                   ------------------------------------------------------------------
     1,900     (a) Sheldahl, Inc.                                                               28,738
                   ------------------------------------------------------------------
     5,800     (a) Sierra Semiconductor Corp.                                                   75,763
                   ------------------------------------------------------------------
     4,100     (a) Silicon Storage Technology                                                   30,750
                   ------------------------------------------------------------------
     6,300     (a) Silicon Valley Group, Inc.                                                  104,738


                   ------------------------------------------------------------------
     2,100     (a) Siliconix, Inc.                                                              38,325
                   ------------------------------------------------------------------
     1,100     (a) Simula, Inc.                                                                 14,988
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ------------------------------------------------------------------
     2,700     (a) Smart Modular Technologies, Inc.                                     $       54,675
                   ------------------------------------------------------------------
       800     (a) Smith Micro Software, Inc.                                                    4,600
                   ------------------------------------------------------------------
     1,600         Software 2000, Inc.                                                          11,600
                   ------------------------------------------------------------------
       900     (a) Speedfam International, Inc.                                                 14,175
                   ------------------------------------------------------------------
     1,200     (a) SPSS, Inc.                                                                   37,350
                   ------------------------------------------------------------------
     2,400     (a) Spyglass, Inc.                                                               28,800
                   ------------------------------------------------------------------
       600     (a) SQA, Inc.                                                                    16,425
                   ------------------------------------------------------------------
     4,500     (a) Stac Electronics                                                             32,063
                   ------------------------------------------------------------------
     3,000     (a) Standard Microsystems Corp.                                                  35,250
                   ------------------------------------------------------------------
     1,000     (a) Stanford Telcommunications, Inc.                                             28,500
                   ------------------------------------------------------------------


     2,000     (a) State of the Art, Inc.                                                       24,250
                   ------------------------------------------------------------------
     3,700     (a) StorMedia, Inc.                                                              42,550
                   ------------------------------------------------------------------
       700     (a) Storage Computer Corp.                                                        9,713
                   ------------------------------------------------------------------
     5,000     (a) Stratus Computer, Inc.                                                      111,875
                   ------------------------------------------------------------------
     6,800     (a) Structural Dynamics Research Corp.                                          120,700
                   ------------------------------------------------------------------
     2,500     (a) SubMicron Systems, Inc.                                                      10,313
                   ------------------------------------------------------------------
     1,500     (a) Supertex, Inc.                                                               33,750
                   ------------------------------------------------------------------
    11,500     (a) Symantec Corp.                                                              125,063
                   ------------------------------------------------------------------
     3,400     (a) Symmetricom, Inc.                                                            56,950
                   ------------------------------------------------------------------
     2,800     (a) Sync Research, Inc.                                                          37,100
                   ------------------------------------------------------------------
     6,150         System Software Association                                                  71,878
                   ------------------------------------------------------------------
     3,000     (a) Systems & Computer Technology Corp.                                          42,000
                   ------------------------------------------------------------------
     4,200     (a) Systemsoft Corp.                                                            118,650
                   ------------------------------------------------------------------
     2,400     (a) TCSI Corp.                                                                   18,900
                   ------------------------------------------------------------------
     7,300     (a) Tech Data Corp.                                                             187,975


                   ------------------------------------------------------------------
     1,400     (a) Tech-Sym Corp.                                                               37,625
                   ------------------------------------------------------------------
     1,400         Technitrol, Inc.                                                             46,375
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ------------------------------------------------------------------
     3,700     (a) Technology Solutions Corp.                                           $      143,838
                   ------------------------------------------------------------------
     1,500     (a) Tekelec, Inc.                                                                22,125
                   ------------------------------------------------------------------
     2,200     (a) Telco System, Inc.                                                           45,925
                   ------------------------------------------------------------------
     1,400     (a) Teltrend, Inc.                                                               46,200
                   ------------------------------------------------------------------
     3,500         Telxon Corp.                                                                 42,875
                   ------------------------------------------------------------------
     6,600     (a) Tencor Instruments                                                          124,575
                   ------------------------------------------------------------------
       700     (a) ThermoSpectra Corp.                                                           9,188
                   ------------------------------------------------------------------
     2,050     (a) Thermotrex Corp.                                                             72,775
                   ------------------------------------------------------------------
     3,900         Thiokol Corp.                                                               163,313
                   ------------------------------------------------------------------
     4,600     (a) Tracor, Inc.                                                                104,650
                   ------------------------------------------------------------------


     2,500     (a) TranSwitch Corp.                                                             11,563
                   ------------------------------------------------------------------
     5,500     (a) Transaction Systems Architects, Inc., Class A                               228,250
                   ------------------------------------------------------------------
     2,600     (a) Trident Microsystems, Inc.                                                   52,000
                   ------------------------------------------------------------------
     4,200     (a) Trimble Navigation Ltd.                                                      59,588
                   ------------------------------------------------------------------
     1,600     (a) Triquint Semiconductor, Inc.                                                 27,800
                   ------------------------------------------------------------------
     2,900     (a) Tseng Laboratories, Inc.                                                     18,669
                   ------------------------------------------------------------------
     1,950     (a) TSX Corp.                                                                    20,231
                   ------------------------------------------------------------------
     3,800     (a) Ultratech Stepper, Inc.                                                      64,600
                   ------------------------------------------------------------------
       700     (a) Unison Software, Inc.                                                        18,025
                   ------------------------------------------------------------------
     2,200     (a) Unitrode Corp.                                                               52,800
                   ------------------------------------------------------------------
     1,500     (a) USDATA Corp., Inc.                                                           12,000
                   ------------------------------------------------------------------
     1,800     (a) Vantive Corp.                                                                59,400
                   ------------------------------------------------------------------
     2,100     (a) Veritas Software Corp.                                                      106,050
                   ------------------------------------------------------------------
     1,800     (a) Verity, Inc.                                                                 21,375
                   ------------------------------------------------------------------
     3,400     (a) Viasoft, Inc.                                                               167,450


                   ------------------------------------------------------------------
     6,600     (a) Vicor Corp.                                                                 120,450
                   ------------------------------------------------------------------
     2,600     (a) VideoLan Technologies, Inc.                                                   8,125
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
                                                                                         -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ------------------------------------------------------------------
     2,700     (a) VideoServer, Inc.                                                    $      127,913
                   ------------------------------------------------------------------
     3,400     (a) Viewlogic Systems, Inc.                                                      32,088
                   ------------------------------------------------------------------
     1,500     (a) Visio Corp.                                                                  69,188
                   ------------------------------------------------------------------
       800     (a) Visioneer, Inc.                                                               4,800
                   ------------------------------------------------------------------
     2,800     (a) Vitesse Semiconductor Corp.                                                  89,250
                   ------------------------------------------------------------------
     9,900     (a) VLSI Technology, Inc.                                                       170,775
                   ------------------------------------------------------------------
     1,700     (a) Wall Data, Inc.                                                              23,375
                   ------------------------------------------------------------------
     7,300     (a) Wang Laboratories, Inc.                                                     170,638
                   ------------------------------------------------------------------
     5,000     (a) Waters Corp.                                                                155,000
                   ------------------------------------------------------------------
     1,800         Watkins Johnson Co.                                                          32,625
                   ------------------------------------------------------------------


     2,000     (a) Whittaker Corp.                                                              28,250
                   ------------------------------------------------------------------
     1,900     (a) Wind River Systems, Inc.                                                     80,750
                   ------------------------------------------------------------------
     2,900         Wireless Telecom Group, Inc.                                                 30,088
                   ------------------------------------------------------------------
     2,900     (a) Wonderware Corp.                                                             24,288
                   ------------------------------------------------------------------
       800     (a) Workgroup Technology Corp.                                                    4,700
                   ------------------------------------------------------------------
     2,700         Wyle Labs                                                                    80,663
                   ------------------------------------------------------------------
     4,100     (a) Wyman Gordon Co.                                                             90,200
                   ------------------------------------------------------------------
     4,000     (a) Xicor, Inc.                                                                  45,500
                   ------------------------------------------------------------------
     3,500         Xircom, Inc.                                                                 70,875
                   ------------------------------------------------------------------
       600     (a) Yahoo, Inc.                                                                  11,850
                   ------------------------------------------------------------------
     4,200         Zilog, Inc.                                                                  82,950
                   ------------------------------------------------------------------
     1,000     (a) Zoran Corp.                                                                  16,000
                   ------------------------------------------------------------------
       800     (a) Zygo Corp.                                                                   28,400
                   ------------------------------------------------------------------
     1,100     (a) Zytec Corp.                                                                  12,100
                   ------------------------------------------------------------------   --------------
                   Total                                                                    20,777,744


                   ------------------------------------------------------------------   --------------
                   TRANSPORTATION--1.5%
                   ------------------------------------------------------------------
     4,300         Airborne Freight Corp.                                                       85,461
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
  ------                                                                                 -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   TRANSPORTATION--CONTINUED
                   ------------------------------------------------------------------
     3,500         Airlines Express International Corp.                                 $      105,875
                   ------------------------------------------------------------------
     3,000     (a) Alaska Air Group, Inc.                                                       66,000
                   ------------------------------------------------------------------
    10,402     (a) America West Airlines, Inc., Class B                                        119,623
                   ------------------------------------------------------------------
     4,400     (a) American Freightways Corp.                                                   43,450
                   ------------------------------------------------------------------
     4,800     (a) APL, Ltd.                                                                   105,600
                   ------------------------------------------------------------------
     4,300         Arnold Industries, Inc.                                                      68,262
                   ------------------------------------------------------------------
     5,100         Atlantic Southeast Airlines, Inc.                                           107,100
                   ------------------------------------------------------------------
     2,200     (a) Covenant Transport, Inc. , Class A                                           35,475
                   ------------------------------------------------------------------
     1,000         Eagle USA Airfreight, Inc.                                                   27,250
                   ------------------------------------------------------------------
     2,600         Expeditors International Washington, Inc.                                   108,875
                   ------------------------------------------------------------------


       800         Florida East Coast, Inc.                                                     69,900
                   ------------------------------------------------------------------
     1,882         Frozen Food Express Industries, Inc.                                         16,467
                   ------------------------------------------------------------------
     2,400         Harper Group                                                                 57,600
                   ------------------------------------------------------------------
     3,445     (a) Heartland Express, Inc.                                                      75,790
                   ------------------------------------------------------------------
     4,900         Hunt (J.B.) Transportation Services, Inc.                                    71,663
                   ------------------------------------------------------------------
     5,700     (a) Kirby Corp.                                                                 111,150
                   ------------------------------------------------------------------
       400     (a) Knight Transportation, Inc.                                                   9,000
                   ------------------------------------------------------------------
     2,800     (a) Landstar System, Inc.                                                        66,150
                   ------------------------------------------------------------------
     5,900     (a) Mesa Air Group, Inc.                                                         54,574
                   ------------------------------------------------------------------
     1,100     (a) Midwest Express Holdings, Inc.                                               37,400
                   ------------------------------------------------------------------
     1,900     (a) M.S. Carriers, Inc.                                                          35,625
                   ------------------------------------------------------------------
     5,900     (a) OMI Corp.                                                                    41,300
                   ------------------------------------------------------------------
     6,100         Overseas Shipholding Group, Inc.                                            103,700
                   ------------------------------------------------------------------
     2,000     (a) Railtex, Inc.                                                                45,750
                   ------------------------------------------------------------------
     2,900         Roadway Express, Inc.                                                        46,038


                   ------------------------------------------------------------------
     1,600         SkyWest, Inc.                                                                24,000
                   ------------------------------------------------------------------
     2,500     (a) Swift Transportation Co.                                                     56,875
                   ------------------------------------------------------------------





FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
  ------                                                                                 -----------

*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   TRANSPORTATION--CONTINUED
                   ------------------------------------------------------------------
     3,600     (a) Trans World Airlines, Inc.                                           $       28,800
                   ------------------------------------------------------------------
     1,200     (a) United Transnet, Inc.                                                        17,550
                   ------------------------------------------------------------------
     4,750         USFreightways Corp.                                                         103,905
                   ------------------------------------------------------------------
     7,700     (a) ValuJet, Inc.                                                                75,074
                   ------------------------------------------------------------------
     4,500         Werner Enterprises, Inc.                                                     78,750
                   ------------------------------------------------------------------
     1,600     (a) Western Pacific Airlines, Inc.                                               12,600
                   ------------------------------------------------------------------
     4,800     (a) Yellow Corp.                                                                 62,700
                   ------------------------------------------------------------------   --------------
                   Total                                                                     2,175,332
                   ------------------------------------------------------------------   --------------
                   UTILITIES--6.8%
                   ------------------------------------------------------------------
     1,800         A+ Network, Inc.                                                             11,250


                   ------------------------------------------------------------------
     2,800         ACC Corp.                                                                   119,000
                   ------------------------------------------------------------------
     3,400     (a) Adelphia Communications Corp., Class A                                       26,350
                   ------------------------------------------------------------------
    11,900         AGL Resources, Inc.                                                         249,900
                   ------------------------------------------------------------------
     7,900         Aliant Communications, Inc.                                                 128,374
                   ------------------------------------------------------------------
     3,300     (a) American Mobile Satellite Corp.                                              34,650
                   ------------------------------------------------------------------
       800     (a) American Paging, Inc.                                                         4,000
                   ------------------------------------------------------------------
     2,100     (a) American Telecasting, Inc.                                                   20,212
                   ------------------------------------------------------------------
     1,500         Aquarion Co.                                                                 37,874
                   ------------------------------------------------------------------
     1,200         Aquila Gas Pipeline Co.                                                      17,400
                   ------------------------------------------------------------------
     4,446     (a) Arch Communications Group, Inc.                                              51,685
                   ------------------------------------------------------------------
     1,300     (a) Associated Group, Inc., Class A                                              36,725
                   ------------------------------------------------------------------
    11,300         Atlantic Energy, Inc. NJ                                                    199,162
                   ------------------------------------------------------------------
     1,100     (a) Atlantic Telephone Network, Inc.                                             19,387
                   ------------------------------------------------------------------
     3,450         Atmos Energy Corp.                                                           81,937
                   ------------------------------------------------------------------


     2,900         Bay State Gas Co.                                                            81,925
                   ------------------------------------------------------------------
     3,100         Black Hills Corp.                                                            79,050
                   ------------------------------------------------------------------
     5,465     (a) CAI Wireless Systems, Inc.                                                   19,127
                   ------------------------------------------------------------------





FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
  ------                                                                                 -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   ------------------------------------------------------------------
     1,400         California Water Service Corp.                                       $       52,324
                   ------------------------------------------------------------------
     2,400     (a) Cellular Communications International, Inc.                                  75,300
                   ------------------------------------------------------------------
     2,600     (a) Cellular Communications of Puerto Rico, Inc.                                 59,150
                   ------------------------------------------------------------------
     1,100         Cellularvision USA, Inc.                                                      8,113
                   ------------------------------------------------------------------
     3,505     (a) Centennial Cellular Corp., Class A                                           45,127
                   ------------------------------------------------------------------
     3,800         Central Hudson Gas & Electric Service                                       114,000
                   ------------------------------------------------------------------
     4,800         Central LA Electric Co.                                                     130,200
                   ------------------------------------------------------------------
     7,000         Central Maine Power Co.                                                      82,250
                   ------------------------------------------------------------------
     6,900     (a) Century Communications, Corp., Class A                                       47,437
                   ------------------------------------------------------------------
     2,800         CFW Communications Co.                                                       61,250
                   ------------------------------------------------------------------


     2,900         Cilcorp, Inc.                                                               105,850
                   ------------------------------------------------------------------
    16,330     (a) Citizens Utilities Co., Class B                                             179,630
                   ------------------------------------------------------------------
     1,800         Colonial Gas Co.                                                             40,050
                   ------------------------------------------------------------------
     3,900         Commonwealth Energy System                                                   93,600
                   ------------------------------------------------------------------
     3,000     (a) Comnet Cellular, Inc.                                                        83,250
                   ------------------------------------------------------------------
     1,900         Connecticut Energy Corp.                                                     39,662
                   ------------------------------------------------------------------
     2,100         Connecticut Natural Gas Corp.                                                48,037
                   ------------------------------------------------------------------
     3,000     (a) C-Tec Corp.                                                                  73,125
                   ------------------------------------------------------------------
     1,600         E Town                                                                       47,000
                   ------------------------------------------------------------------
     4,400         Eastern Enterprises                                                         169,400
                   ------------------------------------------------------------------
     4,400         Eastern Utilities Association                                                70,950
                   ------------------------------------------------------------------
    12,900         El Paso Electric Co.                                                         67,725
                   ------------------------------------------------------------------
     3,500         Empire Distribution Electric Co.                                             65,625
                   ------------------------------------------------------------------
     2,100         Energen Corp.                                                                52,500
                   ------------------------------------------------------------------
     3,400         Executive Telecard Ltd.                                                      28,900


                   ------------------------------------------------------------------
     5,200     (a) General Communications, Inc., Class A                                        35,750
                   ------------------------------------------------------------------
     2,900     (a) Heartland Wireless Communications, Inc.                                      63,075
                   ------------------------------------------------------------------





FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
  ------                                                                                 -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   ------------------------------------------------------------------
     4,800         HighwayMaster Communications, Inc.                                   $       84,600
                   ------------------------------------------------------------------
     6,400         IES Industries, Inc.                                                        196,800
                   ------------------------------------------------------------------
     4,250         Indiana Energy, Inc.                                                        104,125
                   ------------------------------------------------------------------
     2,100     (a) Intercel, Inc.                                                               35,174
                   ------------------------------------------------------------------
     2,200     (a) Intermedia Communications of Florida, Inc.                                   70,400
                   ------------------------------------------------------------------
     6,533     (a) International Cabletel, Inc.                                                155,158
                   ------------------------------------------------------------------
     5,700     (a) International Family Entertainment, Inc., Class B                           101,887
                   ------------------------------------------------------------------
     2,100         Interstate Power Co.                                                         63,787
                   ------------------------------------------------------------------
     4,582         Jones Intercable, Inc.                                                       53,265
                   ------------------------------------------------------------------
     5,500     (a) Kelley Oil & Gas Corp.                                                       15,813
                   ------------------------------------------------------------------


     4,301         K N Energy, Inc.                                                            160,750
                   ------------------------------------------------------------------
     3,800         Laclede Gas Co.                                                              88,825
                   ------------------------------------------------------------------
     3,500         Madison Gas & Electric Co.                                                   71,750
                   ------------------------------------------------------------------
     6,150         MDU Resources Group, Inc.                                                   137,606
                   ------------------------------------------------------------------
     1,700     (a) MetroCall, Inc.                                                               9,138
                   ------------------------------------------------------------------
     3,300     (a) MIDCOM Communications, Inc.                                                  36,300
                   ------------------------------------------------------------------
     6,800         Minnesota Power And Light Co.                                               192,100
                   ------------------------------------------------------------------
    11,700     (a) Mobile Telecommunication Technologies Corp.                                 155,025
                   ------------------------------------------------------------------
     9,200         MobileMedia Communications, Inc.                                             18,687
                   ------------------------------------------------------------------
     2,400     (a) NETCOM On-line Communication Services, Inc.                                  36,600
                   ------------------------------------------------------------------
    10,300         Nevada Power Co.                                                            209,863
                   ------------------------------------------------------------------
     3,900         New Jersey Resources Corp.                                                  107,738
                   ------------------------------------------------------------------
     1,400         North Carolina Natural Gas                                                   41,124
                   ------------------------------------------------------------------
     4,800         Northwest Natural Gas Co.                                                   121,800
                   ------------------------------------------------------------------
     1,900         Northwestern Public Service Co.                                              63,413


                   ------------------------------------------------------------------
     2,100         NUI Corp.                                                                    41,738
                   ------------------------------------------------------------------
     5,000         Oneok, Inc.                                                                 134,375
                   ------------------------------------------------------------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                                                    VALUE
  ------                                                                                 -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   ------------------------------------------------------------------
     2,900         Orange & Rockland Utilities, Inc.                                    $      101,863
                   ------------------------------------------------------------------
     2,400         Otter Tail Power Co.                                                         77,400
                   ------------------------------------------------------------------
     1,600     (a) Palmer Wireless, Inc.                                                        23,100
                   ------------------------------------------------------------------
     1,100         Pennsylvania Enterprises                                                     47,575
                   ------------------------------------------------------------------
     2,300     (a) Peoples Choice TV Corp.                                                      25,875
                   ------------------------------------------------------------------
     3,450         Philadelphia Suburban Corp.                                                  58,650
                   ------------------------------------------------------------------
     6,300         Piedmont Natural Gas, Inc.                                                  154,350
                   ------------------------------------------------------------------
     1,400     (a) Premiere Technologies, Inc.                                                  22,750
                   ------------------------------------------------------------------
     4,788     (a) PriceCellular Corp., Class A                                                 55,061
                   ------------------------------------------------------------------
     2,400     (a) ProNet, Inc.                                                                 15,900
                   ------------------------------------------------------------------


     8,100         Public Service Co. New Mexico                                               151,875
                   ------------------------------------------------------------------
     4,100         Public Service Co. North Carolina, Inc.                                      73,800
                   ------------------------------------------------------------------
     8,400         Rochester Gas & Electric Corp                                               156,450
                   ------------------------------------------------------------------
    12,832     (a) Seagull Energy Corp.                                                        277,492
                   ------------------------------------------------------------------
     6,500         Sierra Pacific Resources                                                    181,187
                   ------------------------------------------------------------------
     3,400         SIG Corp., Inc.                                                             115,600
                   ------------------------------------------------------------------
     1,724         South Jersey Industries, Inc.                                                40,514
                   ------------------------------------------------------------------
     2,535         Southeastern Michigan Gas Energy                                             45,313
                   ------------------------------------------------------------------
     1,700         Southern CA Water Co.                                                        36,975
                   ------------------------------------------------------------------
     1,734     (a) Southern Union Co.                                                           43,132
                   ------------------------------------------------------------------
     5,300         Southwest Gas Corp.                                                         101,363
                   ------------------------------------------------------------------
     5,300         Southwestern Energy Co.                                                      78,838
                   ------------------------------------------------------------------
     4,600     (a) Starsight Telecast, Inc.                                                     32,200
                   ------------------------------------------------------------------
     3,500         TCA Cable TV, Inc.                                                           93,625
                   ------------------------------------------------------------------
     2,640     (a) Tejas Gas Corp.                                                             107,250


                   ------------------------------------------------------------------
     1,600     (a) Tel-Save Holdings, Inc.                                                      40,000
                   ------------------------------------------------------------------
     2,200         TNP Enterprises, Inc.                                                        56,925
                   ------------------------------------------------------------------





FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------



  SHARES                                                                                    VALUE
  ------                                                                                 -----------
*COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   ------------------------------------------------------------------
     1,550     (a) Transaction Network Services, Inc.                                   $       21,119
                   ------------------------------------------------------------------
     2,500         Trescomm International, Inc.                                                 31,875
                   ------------------------------------------------------------------
     6,960     (a) Tucson Electric Power Co.                                                   137,460
                   ------------------------------------------------------------------
     7,100         UGI Corp.                                                                   167,738
                   ------------------------------------------------------------------
     2,700         United Cities Gas Co.                                                        56,700
                   ------------------------------------------------------------------
     3,000         United Illuminating Co.                                                      99,750
                   ------------------------------------------------------------------
     8,400     (a) United International Holdings, Inc., Class A                                102,900
                   ------------------------------------------------------------------
     2,200     (a) United Video Satellite Group, Inc., Class A                                  39,050
                   ------------------------------------------------------------------
     5,336         United Water Resources, Inc.                                                 83,375
                   ------------------------------------------------------------------
     3,200     (a) U.S. Long Distance Corp.                                                     26,800
                   ------------------------------------------------------------------


     6,300     (a) Vanguard Cellular Systems, Inc., Class A                                    104,344
                   ------------------------------------------------------------------
     5,200         Washington Energy Co.                                                       100,100
                   ------------------------------------------------------------------
     9,400         Washington Gas Light Co.                                                    210,325
                   ------------------------------------------------------------------
     3,100         Western Gas Resources, Inc.                                                  49,213
                   ------------------------------------------------------------------
     3,900         WICOR, Inc.                                                                 138,938
                   ------------------------------------------------------------------
     5,200     (a) WinStar Communications, Inc.                                                109,200
                   ------------------------------------------------------------------
     2,800     (a) Wireless One, Inc.                                                           36,400
                   ------------------------------------------------------------------
     6,600         WPL Holdings, Inc.                                                          185,625
                   ------------------------------------------------------------------
     5,200         WPS Resources Corp.                                                         154,700
                   ------------------------------------------------------------------
       600     (a) Xpedite Systems, Inc.                                                        12,300
                   ------------------------------------------------------------------
     2,300         Yankee Energy Systems, Inc.                                                  52,324
                   ------------------------------------------------------------------   --------------
                   Total                                                                     9,800,428
                   ------------------------------------------------------------------   --------------
                   TOTAL COMMON STOCKS (IDENTIFIED COST $123,654,462)                      137,589,562
                   ------------------------------------------------------------------   --------------






FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------




 PRINCIPAL
  AMOUNT                                                                                     VALUE
-----------        --------------------------------------------------------------------   ------------
(B) U.S. TREASURY--0.3%
---------------------------------------------------------------------------------------
 $  500,000        United States Treasury Bill, 12/19/1996 (AT AMORTIZED COST)            $    496,765
                   --------------------------------------------------------------------   ------------
(C) REPURCHASE AGREEMENTS--4.0%
---------------------------------------------------------------------------------------
  5,725,000        BT Securities Corporation, 5.55%, dated 10/31/1996, due 11/1/1996
                   (AT AMORTIZED COST)                                                       5,725,000
                   --------------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $129,876,227)(D)                    $143,811,327
                   --------------------------------------------------------------------   ------------






  * The Fund purchases stock index futures contracts to efficiently manage cash flows resulting from share holder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the stock market and minimizing trading costs. The total market value of open futures contracts is $6,448,100 at October 31, 1996, which represents 4.5% of net assets. Taking into consideration these open futures contracts, the Fund's effective, total exposure to stocks is 99.5%.


(a) Non-income producing security.


(b) Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.



(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.





(d) The cost of investments for federal tax purposes amounts to $130,596,357. The net unrealized appreciation of investments on a federal tax basis amounts to $13,214,970 which is comprised of $25,757,669 appreciation and $12,542,699 depreciation at October 31, 1996.



Note: The categories of investments are shown as a percentage of net assets
      ($144,690,100) at October 31, 1996.


The following acronyms are used throughout this portfolio:


REIT -- Real Estate Investment Trust


(See Notes which are an integral part of the Financial Statements)


FEDERATED MINI-CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------




ASSETS:
---------------------------------------------------------------------------------
Total investments in securities, at value
(identified cost $129,876,227, and tax cost $130,596,357)                             $143,811,327
---------------------------------------------------------------------------------
Income receivable                                                                          112,688
---------------------------------------------------------------------------------
Receivable for investments sold                                                              4,384
---------------------------------------------------------------------------------
Receivable for shares sold                                                               1,303,576
---------------------------------------------------------------------------------
Receivable for daily variation margin                                                       68,020
---------------------------------------------------------------------------------
Deferred expenses                                                                            1,939
---------------------------------------------------------------------------------     ------------
     Total assets                                                                      145,301,934
---------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Payable to bank                                                          $379,507
----------------------------------------------------------------------
Payable for shares redeemed                                               167,487
----------------------------------------------------------------------
Accrued expenses                                                           64,840
----------------------------------------------------------------------   --------
     Total liabilities                                                                     611,834
---------------------------------------------------------------------------------     ------------


NET ASSETS for 10,053,780 shares outstanding                                          $144,690,100
---------------------------------------------------------------------------------     ------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------
Paid in capital                                                                       $118,508,885
---------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures contracts                        13,889,920
---------------------------------------------------------------------------------
Accumulated net realized gain on investments and futures contracts                      12,174,378
---------------------------------------------------------------------------------
Undistributed net investment income                                                        116,917
---------------------------------------------------------------------------------     ------------
     Total Net Assets                                                                 $144,690,100
---------------------------------------------------------------------------------     ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$144,690,100 / 10,053,780 shares outstanding                                                $14.39
---------------------------------------------------------------------------------     ------------





(See Notes which are an integral part of the Financial Statements)


FEDERATED MINI-CAP FUND
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------




INVESTMENT INCOME:
-------------------------------------------------------------------------------------------
Dividends                                                                                      $ 2,010,126
-------------------------------------------------------------------------------------------
Interest                                                                                           766,755
-------------------------------------------------------------------------------------------    -----------
    Total income                                                                                 2,776,881
-------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------
Management fee                                                                    $ 736,307
------------------------------------------------------------------------------
Custodian fees                                                                       86,009
------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                             81,185
------------------------------------------------------------------------------
Directors'/Trustees' fees                                                             3,813
------------------------------------------------------------------------------
Auditing fees                                                                        14,061
------------------------------------------------------------------------------
Legal fees                                                                            3,706
------------------------------------------------------------------------------
Portfolio accounting fees                                                            55,321
------------------------------------------------------------------------------
Shareholder services fee                                                            368,154
------------------------------------------------------------------------------
Share registration costs                                                             18,207


------------------------------------------------------------------------------
Printing and postage                                                                 39,230
------------------------------------------------------------------------------
Insurance premiums                                                                    4,593
------------------------------------------------------------------------------
Taxes                                                                                 6,390
------------------------------------------------------------------------------
Miscellaneous                                                                         8,482
------------------------------------------------------------------------------    ---------
    Total expenses                                                                1,425,458
------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------------
  Waiver of management fee                                           $ (22,506)
------------------------------------------------------------------
  Waiver of shareholder services fee                                  (309,249)
------------------------------------------------------------------   ---------
    Total waivers                                                                  (331,755)
------------------------------------------------------------------------------    ---------
         Net expenses                                                                            1,093,703
-------------------------------------------------------------------------------------------    -----------
              Net investment income                                                              1,683,178
-------------------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
-------------------------------------------------------------------------------------------
Net realized gain on investments and futures contracts                                          11,326,674
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and futures contracts                       5,852,231
-------------------------------------------------------------------------------------------    -----------


    Net realized and unrealized gain on investments and futures contracts                       17,178,905
-------------------------------------------------------------------------------------------    -----------
         Change in net assets resulting from operations                                        $18,862,083
-------------------------------------------------------------------------------------------    -----------





(See Notes which are an integral part of the Financial Statements)


FEDERATED MINI-CAP FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------




                                                                         YEAR ENDED OCTOBER 31,
                                                                      -----------------------------
                                                                          1996             1995
                                                                      ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------
Net investment income                                                 $  1,683,178     $  1,300,698
-------------------------------------------------------------------
Net realized gain (loss) on investments and futures contracts
($12,836,707 and $7,103,741, respectively, as computed for federal
tax purposes)                                                           11,326,674        8,050,853
-------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
and futures contracts                                                    5,852,231        6,189,544
-------------------------------------------------------------------   ------------     ------------
     Change in net assets resulting from operations                     18,862,083       15,541,095
-------------------------------------------------------------------   ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------
Distributions from net investment income                                (1,673,293)      (1,244,470)
-------------------------------------------------------------------
Distributions from net realized gains on investments and
futures contracts                                                       (7,105,514)        (588,727)
-------------------------------------------------------------------   ------------     ------------


     Change in net assets resulting from distributions to
shareholders                                                            (8,778,807)      (1,833,197)
-------------------------------------------------------------------   ------------     ------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------
Proceeds from sale of shares                                           151,332,868      111,108,338
-------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                   3,949,341          639,919
-------------------------------------------------------------------
Cost of shares redeemed                                               (153,074,545)     (91,497,761)
-------------------------------------------------------------------   ------------     ------------
     Change in net assets resulting from share transactions              2,207,664       20,250,496
-------------------------------------------------------------------   ------------     ------------
          Change in net assets                                          12,290,940       33,958,394
-------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------
Beginning of period                                                    132,399,160       98,440,766
-------------------------------------------------------------------   ------------     ------------
End of period (including undistributed net investment income of
$116,917 and $107,032, respectively)                                  $144,690,100     $132,399,160
-------------------------------------------------------------------   ------------     ------------





(See Notes which are an integral part of the Financial Statements)


FEDERATED MINI-CAP FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION


Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly traded common stocks comprising the small capitalization sector of the United States equity market.



Effective December 5, 1994, the Board of Trustees (the "Trustees") changed the name of the Fund from Mini-Cap Fund to Federated Mini-Cap Fund.


(2) SIGNIFICANT ACCOUNTING POLICIES


The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.


     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.




     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

     Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.


     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended October 31, 1996, the Fund had realized gains on future contracts of $267,984.



     Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.




     At October 31, 1996, the Fund had outstanding futures contracts as set forth below:




                                                                          UNREALIZED
                                                                         APPRECIATION
     EXPIRATION DATE      CONTRACTS TO DELIVER/RECEIVE     POSITION     (DEPRECIATION)
    -----------------    ------------------------------    --------     --------------
    December 1996        37 Russell 2000                      Long         ($47,395)
    December 1996        1 S&P 400                            Long            2,215
                                                                           ---------
    Net Unrealized Depreciation on Futures Contracts                       ($45,180)





     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:




                                                                          YEAR ENDED OCTOBER 31,
                                                                       ----------------------------
                                                                          1996              1995
                                                                       -----------       ----------
--------------------------------------------------------------------
Shares sold                                                             10,678,931        8,827,567
--------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared         295,486           52,957
--------------------------------------------------------------------
Shares redeemed                                                        (10,852,665)      (7,400,092)
--------------------------------------------------------------------   -----------       ----------
  Net change resulting from share transactions                             121,752        1,480,432
--------------------------------------------------------------------   -----------       ----------






(4) MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES



MANAGEMENT FEE--Federated Management, the Fund's investment adviser (the "Manager"), receives for its services an annual management fee equal to 0.50% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.



Under the terms of a sub-advisory agreement between the Manager and the Trust Division of ANB Investment Management & Trust Company, ANB Investment Management & Trust Company receives an annual fee from the Manager equal to .065% of the Fund's average daily net assets.



SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.


PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------


ORGANIZATIONAL EXPENSES--Organizational expenses of $22,217 were borne initially by the Manager. The Fund has agreed to reimburse Manager for the organizational expenses during the five year period following effective date. For the period ended October 31, 1996, the Fund paid $6,418 pursuant to this agreement.


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1996, were as follows:




-----------------------------------------------------------------------------------
Purchases                                                                             $71,280,011
-----------------------------------------------------------------------------------   -----------
Sales                                                                                 $53,882,999
-----------------------------------------------------------------------------------   -----------






REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
FEDERATED INDEX TRUST:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mini-Cap Fund (a portfolio of Federated Index Trust) as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see page 2 of this prospectus) for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of


October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mini-Cap Fund of Federated Index Trust at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania

December 16, 1996



ADDRESSES
--------------------------------------------------------------------------------




                                                              Federated Investors Tower
Federated Mini-Cap Fund                                       Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                    Federated Investors Tower
                                                              Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------
Manager
                Federated Management                          Federated Investors Tower
                                                              Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------
Sub-Manager
                ANB Investment Management                     One North LaSalle Street
                and Trust Co.                                 Chicago, Illinois 60690
-------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                         P.O. Box 8600
                Trust Company                                 Boston, Massachusetts 02266-8600
-------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services Company        P.O. Box 8600
                                                              Boston, Massachusetts 02266-8600
-------------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                             One Oxford Centre
                                                              Pittsburgh, Pennsylvania 15219
-------------------------------------------------------------------------------------------------








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      FEDERATED MINI-CAP FUND
                                      (A PORTFOLIO OF FEDERATED INDEX TRUST)
                                      PROSPECTUS

                                      A No-Load, Open-End, Diversified
                                      Management Investment Company


                                      Prospectus dated December 31, 1996

LOGO
       Cusip 31420E304

       2062305A (12/96)

                           FEDERATED MINI-CAP FUND
                    (A PORTFOLIO OF FEDERATED INDEX TRUST)
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the
   prospectus of the Fund dated    December 31, 1996.     This Statement
   is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have


   received it electronically, free of charge by calling    1-800-341-
   7400    .
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                      Statement dated December 31, 1996


FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA 15222-3779


Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 31420E304
2062305B (12/96)




GENERAL INFORMATION ABOUT THE FUND                  1

INVESTMENT OBJECTIVE AND POLICIES                   1

 Types of Investments                               1
 When-Issued and Delayed Delivery Transactions      3
 Lending of Portfolio Securities                    3
 Reverse Repurchase Agreements                      3
 Portfolio Turnover                                 3
INVESTMENT LIMITATIONS                              3

FEDERATED INDEX TRUST MANAGEMENT                    6

 Fund Ownership                                    10
 Trustees' Compensation                            11
 Trustee Liability                                 12
MANAGEMENT SERVICES                                12

 Managers to the Fund                              12
 Management Fees                                   12
 Other Related Services                            12
BROKERAGE TRANSACTIONS                             13

OTHER SERVICES                                     13

 Custodian and Portfolio Accountant                13
 Transfer Agent                                    13
 Independent Auditors                              13
SHAREHOLDER SERVICES                               13

PURCHASING SHARES                                  14


 Conversion to Federal Funds                       14
 Exchanging Securities for Fund Shares             14
DETERMINING NET ASSET VALUE                        14

 Determining Market Value of Securities            14
REDEEMING SHARES                                   15

 Redemption in Kind                                15
MASSACHUSETTS PARTNERSHIP LAW                      15

TAX STATUS                                         15

 The Fund's Tax Status                             15
 Shareholders' Tax Status                          15
TOTAL RETURN                                       15

YIELD                                              16

PERFORMANCE COMPARISONS                            16

 Economic and Market Information                   17
ABOUT FEDERATED INVESTORS                          17

FRANK RUSSELL COMPANY                              18




GENERAL INFORMATION ABOUT THE FUND

Federated Mini-Cap Fund (the "Fund") is a portfolio of Federated Index Trust (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. On December 5, 1994, the Trustees changed the name of the Fund from the Mini-Cap Fund to the Federated Mini-Cap Fund.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. These stocks are included in the Russell 2000 Small Stock Index (the "Index"), an index of small capitalization stocks.
The Fund is neither affiliated with nor sponsored by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index.
The investment objective cannot be changed without the approval of shareholders. The policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. TYPES OF INVESTMENTS
In addition to the common stocks described in the prospectus, the Fund may also invest in money market instruments and U.S. government obligations and securities in such proportions as, in the judgment of the sub-manager, prevailing market conditions warrant.


   MONEY MARKET INSTRUMENTS
     The Fund may invest in the following money market instruments: oinstruments of domestic banks and savings associations having capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation; and
     oprime commercial paper (rated A-1 by Standard and Poor's Ratings
      Group, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service).
   REPURCHASE AGREEMENTS
     The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/ dealers which are deemed by the Fund's sub-manager to be creditworthy pursuant to guidelines established by the Trustees.
   U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as


     U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oThe Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives;
     oFederal Home Loan Banks;
     oFarmers Home Administration; and
     oFederal National Mortgage Association.
   STOCK INDEX FUTURES AND OPTIONS
     The Fund may utilize stock index futures contracts and options on stocks, stock indices and stock index futures contracts for the purposes of managing cash flows into and out of the Fund's portfolio and potentially reducing transactional costs. The Fund may not use stock index futures contracts and options for speculative purposes.
     As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio through the purchase of listed put options on stocks, stock indices, and stock index futures contracts. These options will be used as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. Put options on stock indices are similar to put options on stocks except for the delivery requirements. Instead of giving the Fund the right to make delivery of stock at a specified price, a put option on a stock index gives the Fund, as holder, the right to receive an amount of cash upon exercise of the option.
     The Fund may also write covered call options. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.
     The Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.
     The Fund may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration. The Fund, when purchasing or selling a futures contract, will initially be required to deposit in a segregated account in the broker's name with the Fund's custodian an amount of cash or U.S. government securities approximately equal to 5%-10% of the contract value. This amount is known as "initial margin," and it is subject to change by the exchange or board of trade on which the contract is traded. Subsequent payments to and from the broker are made on a daily basis as the price of the index or the securities underlying the futures contract fluctuates. These payments are known as "variation margins," and the fluctuation in value of the long and short positions in the futures contract is a process referred to as "marking to market." The Fund may decide to close its position on a contract at any time prior to the contract's expiration. This is accomplished by the Fund taking an opposite position at the then prevailing price, thereby terminating its existing position in the contract. Because the initial margin resembles a performance bond or good faith deposit on the contract, it is returned to the Fund upon the termination of the contract, assuming that all contractual obligations have been satisfied. Therefore, the margin utilized in futures contracts is readily distinguishable from the margin employed in security transactions, since the margin employed in futures contracts does not involve the borrowing of funds to finance the transaction.
   RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS
     The Fund will not enter into futures contracts to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. Further, the Fund will enter into stock index futures contracts only for bona fide hedging purposes or such other purposes permitted under
     Part 4 of the regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund may not enter into stock index futures contracts and options to the extent that the value of such contracts would exceed 20% of the Fund's total net assets and may not purchase put options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
LENDING OF PORTFOLIO SECURITIES
The Fund may lend its portfolio securities up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the sub-manager has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. A reverse repurchase transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt
to achieve the Fund's investment objective.    For the fiscal years ended
October 31, 1996 and October 31, 1995, the portfolio turnover rates for the
Fund were 42% and 42%, respectively    .


INVESTMENT LIMITATIONS

INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities. However, the Fund may purchase stock index futures contracts and put options on stock indices and stock index futures contracts to the extent that not more than 5% of the Fund's total assets are required as initial margin deposit for futures contracts and not more than 20% of the Fund's total net assets are invested in futures and options at any time.
SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts and put options on stock index futures contracts, but may obtain such short-term credits as are necessary for the clearance of transactions. LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective and policies and the Declaration of Trust of the Trust.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.


ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities, except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
DIVERSIFICATION OF INVESTMENTS
The Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except U.S. government securities, or invest in more than 10% of the voting securities of any one issuer. CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in securities of companies in any one industry. However, investing in U.S. government obligations shall not be considered investing in any one industry.


INVESTING IN REAL ESTATE
The Fund will not buy or sell real estate, including partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
INVESTING IN RESTRICTED SECURITIES
   The Fund will limit its investment in restricted securities to 5% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933.
The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
   WRITING COVERED CALL OPTIONS
The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
INVESTING IN PUT OPTIONS
The Fund will not purchase put options on securities, other than put options on stock, stock indices and stock index futures contracts, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions and not more than 20% of the Fund's total net assets are invested in put options and future contracts at any time.
ACQUIRING SECURITIES
The Fund will not purchase securities of other investment companies except to the extent permitted by the Investment Company Act of 1940, or except as part of a merger, consolidation, or other acquisition. It will not invest in securities for the purpose of exercising control or management. INVESTING IN ILLIQUID SECURITIES
   The Fund will not invest more than 15% of its net assets in securities which are illiquid, including certain restricted securities not determined by the Trustees to be liquid and repurchase agreements providing for settlement more than seven days after notice.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.
   For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items".


   FEDERATED INDEX TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Index Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924


Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.




William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.




J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.




Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.




Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932


Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.




Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.




Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower


Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.




   As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust;


Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
   As of December 4, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Mitra & Co., Milwaukee, WI, owned approximately 932,183 shares (9.05%); Frojack Co., Grand Forks, ND, owned approximately 951,214 shares (9.24%); and Union Planters National Bank, Memphis, TN, owned approximately 523,129 shares (5.08%).


   TRUSTEES' COMPENSATION


                      AGGREGATE
NAME ,                COMPENSATION
POSITION WITH         FROM              TOTAL COMPENSATION PAID
TRUST                 TRUST*#           FROM FUND COMPLEX +


John F. Donahue       $ -0-             $-0- for the Trust  and
Chairman and Trustee                    54 other investment companies in
the Fund                                Complex

J. Christopher Donahue$ -0-             $-0- for the Trust  and


Executive Vice President                     16 other investment companies
in the Fund
and Trustee                             Complex

Thomas G. Bigley++    $1,853.85         $86,331 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

John T. Conroy, Jr.   $2,025.23         $115,760 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

William J. Copeland   $2,025.23         $115,760 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

James E. Dowd         $2,025.23         $115,760 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

Lawrence D. Ellis, M.D.                 $1,853.85 $104,898 for the Trust
and
Trustee                                 54 other investment companies in
the Fund                                Complex

Edward L. Flaherty, Jr.                 $2,025.23 $115,760 for the Trust
and
Trustee                                 54 other investment companies in
the Fund                                Complex



Peter E. Madden       $1,853.85         $104,898 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

Gregor F. Meyer       $1,853.85         $104,898 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

John E. Murray, Jr.   $1,853.85         $104,898 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex


TRUSTEES' COMPENSATION (CONT'D.)


Wesley W. Posvar      $1,853.85         $104,898 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex

Marjorie P. Smuts     $1,853.85         $104,898 for the Trust  and
Trustee                                 54 other investment companies in
the Fund                                Complex


*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of three portfolios.


+The information is provided for the last calendar year.
++Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. MANAGEMENT SERVICES

MANAGERS TO THE FUND
The Fund's Manager is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Fund's sub-manager is ANB Investment Management and Trust Company ("ANB"). It is a wholly-owned subsidiary of First Chicago Investment Management Company. First Chicago Investment Management Company is a wholly-owned subsidiary of First National Bank of Chicago, which in turn,
is a wholly-owned subsidiary of First    Chicago NBD Corporation.  The sub-
manager's directors are Alan F. Delp, J. Stephen Baine, Thomas P. Michaels, David P. Bogler, Stephen P. Manus, Neil R. Wright, Terrall J. Janeway and
P. James Kartalia. The officers of ANB are Alan F. Delp, Chairman, Stephen
P. Manus, President, Neil R. Wright, Chief Investment Officer, and Thomas
P. Michaels, Secretary and Treasurer.
Neither the manager nor the sub-manager shall be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by the manager or sub-manager, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon either of them by their respective contracts. MANAGEMENT FEES
For their management services, Federated Management receives an annual fee as described in the prospectus. ANB receives an annual fee for its services, which will be paid by the manager, as described in the prospectus.
   For the fiscal years ended October 31, 1996, 1995 and 1994, the manager earned $736,307, $540,284 and $439,054, respectively, of which $22,506,
$56,620 and $96,021, respectively, was voluntarily waived.
OTHER RELATED SERVICES
Affiliates of the manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
BROKERAGE TRANSACTIONS

The managers may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the managers and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the managers or their affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the managers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The managers and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
   During the fiscal years ended October 31, 1996, 1995 and 1994, the Fund paid total brokerage commissions of $146,470, $165,266 and $144,250, respectively.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the managers, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the managers are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the managers to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

CUSTODIAN AND PORTFOLIO    ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust/Fund. Federated Services Company,
   Pittsburgh, PA,     provides certain accounting and recordkeeping
services with respect to the Trust's/Fund's portfolio investments.
TRANSFER AGENT
   Federated Services Company, through its registered transfer agent Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders;
(2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
   For the fiscal year ended October 31, 1996, the Fund paid shareholder service fees in the amount of $368,154 of which $309,249 was waived. PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.
EXCHANGING SECURITIES FOR FUND SHARES
   Investors may exchange securities they already own for Fund shares, or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.
The Fund values such securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities.
   TAX CONSEQUENCES
     Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus. DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
     ofor equity securities, according to the last sale price on a national securities exchange, if available;
     oin the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
     ofor bonds and other fixed income securities, at the last sale price on a national securities exchange if available, otherwise as determined by an independent pricing service;
     ofor short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or
     ofor all other securities, at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value stock index futures contracts and options on stocks, stock indices and stock index futures contracts at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value. REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after State Street Bank receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part with securities from the Fund's portfolio.
Such securities will be valued with the same valuation techniques employed in determining net asset value, and the securities will be selected in a manner the Trustees determine to be fair and equitable.
The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund will redeem shares for any one shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust enters into or its Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because the Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     oderive less than 30% of its gross income from the sale of securities held less than three months;
     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.


   CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.
TOTAL RETURN

   The Fund's average annual total return for the one-year period ended October 31, 1996 and for the period from August 11, 1992 (Start of Performance) to October 31, 1996 was 15.09% and 13.54%, respectively.
The average annual total return for the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.
YIELD

   The Fund's SEC yield for the thirty-day period ended October 31, 1996 was 1.05%.
The yield for the Fund is determined each day by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the portfolio is invested;
     ochanges in interest rates and market value of portfolio securities; ochanges in Fund expenses;
     othe relative amount of Fund cash flow; and ovarious other factors.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.
     oRUSSELL 2000 INDEX--is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.
     oSTANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS--is a composite index of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures. oWILSHIRE 5000 EQUITY INDEXES--consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
   Advertisements and other sales literature for the Fund may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time.


Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. The traders handle trillions of dolalrs in annual trading volume.


In the equity sector, Federated Investors has more than 25 years' experience. As of December 31, 1995, Federated Investors managed 22 equity funds totaling approximately $5.4 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated Investor's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.


TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.
*source:  Investment Company Institute
FRANK RUSSELL COMPANY

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the index.
Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR ANY DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

PART C.OTHER INFORMATION

Item 24.                                Financial Statements and Exhibits:
       (a) Financial Statements (Filed in Part A)
       (b) Exhibits:
         (1)Conformed copy of Declaration of Trust of the Registrant, as amended (10);
            (i) Conformed copy of Amendment No. 2 to the Declaration of Trust dated January 30, 1992 (10);
            (ii) Conformed copy of Amendment No. 3 to the Declaration of Trust dated June 18, 1992 (10);
            (iii) Conformed copy of Amendment No. 4 to the Declaration of
                  Trust dated June 3, 1993 (10);
            (iv) Conformed copy of Amendment No. 6 to the Declaration of Trust dated November 18, 1994 (11);
            (v) Conformed copy of Amendment No. 7 to the Declaration of Trust dated December 5, 1994 (11);
         (2)Copy of By-Laws of the Registrant as amended (5);
            (i) Copy of Amendment No. 2 to the By-Laws of the Registrant
               dated February 2, 1987 (6);
         (3)Not applicable;


         (4)(i) Copy of Specimen Certificate for Shares of Beneficial Interest of the Federated Mid-Cap and Federated Mini-Cap Funds (11);
            (ii) Copy of Specimen Certificates for Shares of Beneficial Interest of the Institutional Service and Institutional Service Shares of the Federated Max-Cap Fund (11);
         (5)Conformed copy of Investment Advisory Contract of the Registrant (10);
            (i) Conformed copy of Sub-Management Contract for the
               Federated Max-Cap Fund and Federated Mid-Cap and Federated Mini-Cap Funds (10);

+ All exhibits have been filed electronically.

5.Response is incorporated by reference to Registrant's Post-Effective
  Amendment No. 2 on Form N-1A filed September 12, 1991. (File Nos. 33-33852 and 811-6061)
6.Response is incorporated by reference to Registrant's Post-Effective
  Amendment No. 4 on Form N-1A filed May 8, 1992  (File Nos. 33-33852 and
  811-6061)
10.Response is incorporated by reference to Registrant's Post-Effective
  Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)
11.Response is incorporated by reference to Registrant's Post-Effective
  Amendment No. 10 on Form N-1A filed December 29, 1994. (File Nos. 33-33852 and 811-6061)


         (6)Conformed copy of Distributor's Contract (10);


            (i) Conformed copy of Exhibit D to Distributor's Contract
            (10);
            (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);
         (7)Not applicable;
         (8) Conformed copy of Custodian Contract of the Registrant(12);
         (9)(i) Conformed copy of Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement; +
            (ii)    Conformed copy of Shareholder Services Agreement(12);
            (iii)The responses described in Item 24(b)6 are hereby
                incorporated by reference;
            (iv)The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between National Pensions Alliance, Ltd. and Federated Shareholder Services from Item 24(b)(9)(ii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-
                3375);
        (10)Conformed copy of the Opinion and Consent of Counsel as to legality of shares being registered (12);
        (11)Conformed copy of Consent of Independent Auditors; +
        (12)Not applicable;
        (13)Conformed copy of Initial Capital Understanding (3);
        (14)Not applicable;


        (15) (i) Conformed copy of Rule 12b-1 Plan (10);
            (ii) The responses described in Item 24(b)6 are hereby
                incorprated by reference;
        (16)Schedules for Computation of Trust Performance Data (7);
        (17)Copy of Financial Data Schedules; +
        (18)The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
        (19)Conformed copy of Power of Attorney; +

Item 25.    Persons Controlled by or Under Common Control with Registrant:

       None


+ All exhibits have been filed electronically.

3.Response is incorporated by reference to Registrant's Pre-Effective
  Amendment No. 2 on Form N-1A dated June 29, 1990. (File Nos. 33-33852 and 811-6061)
7.Response is incorporated by reference to Registrant's Post-Effective
  Amendment No. 5 on Form N-1A filed December 24, 1992. (File Nos. 33-33852 and 811-6061)
10.Response is incorporated by reference to Registrant's Post-Effective
  Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)


12.Response is incorporated by reference to Registrant's Post-Effective
  Amendment No. 11 on Form N-1A filed December 28, 1995. (File Nos. 33-33852 and 811-6061)



Item 26.  Number of Holders of Securities:

       Shares of Beneficial Interest  Number of Record Holders
       (No par value)                  as of December 4, 1996
                                                             --
       Federated Max-Cap Fund
           Institutional Shares                2,810
           Institutional Service Shares          445
       Federated Mid-Cap Fund                    587
       Federated Mini-Cap Fund                 1,559

Item 27.  Indemnification: (3)

Item 28.  Business and Other Connections of Investment Adviser:

          (a)For a description of the other business of the investment adviser, see the section entitled "Federated Index Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the manager are included in Part B of this Registration Statement under "Federated Index Trust Management." The remaining Trustee of the manager, his position with the manager, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook, & Bayard), 107 W. Market Street, Georgetown, Delaware 19947. The remaining Officers of the investment adviser are:
             William D. Dawson, Henry A. Frantzen, J. Thomas Madden and Mark L. Mallon, Executive Vice Presidents; Peter R. Anderson Drew J. Collins, Jonathan C. Conley, Mark E. Durbiano J. Alan Minteer, Mary Jo Ochson and Christopher H. Wiles, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall
             A. Bauer, David F. Belton, David A. Briggs, Kenneth J. Cody, Deborah A. Cunningham, Michael P. Donnelly, Alexandre de Bethmann, Linda A. Duessel, Kathleen M. Foody-Malus, Thomas
             M. Franks, Edward C. Gonzales, James E. Grefenstette, Stephen
             A. Keen, Mark S. Kopinski, Robert M. Kowit, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney and Susan
             M. Nason, Vice Presidents; Thomas R. Donahue, Treasurer, and Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

             ANB Investment Management and Trust Co. ("ANB") is the Sub-Manager to the Trust. ANB, incorporated in the State of Illinois on July 1, 1988, is a registered investment adviser under the Investment Advisers Act of 1940. ANB is a wholly-owned subsidiary of First Chicago Investment Management Company, which, in turn, is an indirect wholly-owned subsidiary of First Chicago NBD Corporation. It serves as investment adviser principally to corporate defined benefit and defined contribution plans which have, as of June 30, 1996, placed approximately $22.2 billion in assets with ANB. Since 1973, when American National Bank and Trust Company of Chicago introduced its first commingled equity index fund, ANB has developed and managed a family of equity and bond index funds in which some 340 nationwide non-financial


3.Response is incorporated by reference to Registrant's Pre-Effective
  Amendment No. 2 on Form N-1A dated June 29, 1990. (File Nos. 33-33852 and 811-6061)
             institutional clients invest. In total, ANB manages 79 commingled/common trust funds.

             The executive officers of ANB are: Alan F. Delp, Chairman; Stephen P. Manus, President; Neil R. Wright, Chief Investment Officer; and Thomas P. Michaels, Secretary and Treasurer The Directors of ANB are Alan F. Delp, J. Stephen Baine, Thomas
             P. Michaels, David P. Bolger, Stephen P. Manus, Neil R. Wright, Terrall J. Janeway and P. James Kartalia. The business address of ANB and each of the above officers and Directors is 33 North LaSalle Street, Chicago, Illinois 60690.

Item 29.  Principal Underwriters:

      (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Annuity


          Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market


          Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; andWorld Investment Series, Inc.

          Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


      (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices        Positions and Offices
 Business Address            With Underwriter          With Registrant


Richard B. Fisher          Director, Chairman, Chief   Vice President
Federated Investors Tower  Executive Officer, Chief
Pittsburgh, PA 15222-3779  Operating Officer, Asst.
                           Secretary, and Asst.
                           Treasurer, Federated
                           Securities Corp.



Edward C. Gonzales         Director, Executive Vice    Executive Vice
Federated Investors Tower  President, Federated,       President
Pittsburgh, PA 15222-3779  Securities Corp.

Thomas R. Donahue          Director, Assistant Secretary,        --
Federated Investors Tower  Assistant Treasurer
Pittsburgh, PA 15222-3779  Federated Securities Corp


John B. Fisher             President-Institutional Sales,        --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz              President-Broker/Dealer,         --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer         Executive Vice President of  --
Federated Investors Tower  Bank/Trust, Federated
Pittsburgh, PA 15222-3779  Securities Corp.

Mark W. Bloss              Senior Vice President,       --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd            Senior Vice President,       --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.       Senior Vice President,       --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher           Senior Vice President,       --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives       Senior Vice President,       --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton          Senior Vice President,       --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton            Senior Vice President,       --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices      Positions and Offices
 Business Address            With Underwriter        With Registrant


Keith Nixon                Senior Vice President,       --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV        Senior Vice President,       --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion         Senior Vice President,       --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ           Senior Vice President,       --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet             Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman            Vice President, Secretary,       --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis   Vice President,          --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne             Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs              Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.     Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.     Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny            Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson       Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen          Vice President,              --
Federated Investors Tower  Federated Securites Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices      Positions and Offices
 Business Address            With Underwriter         With Registrant


Laura M. Deger             Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld             Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher             Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons          Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher        Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales          Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779


Richard C. Gonzales        Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey            Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy          Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa         Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl              Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm            Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller          Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien         Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices     Positions and Offices
 Business Address            With Underwriter        With Registrant


Robert D. Oehlschlager     Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779


Thomas A. Peters III       Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips         Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed             Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan            Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith            Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears            Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart         Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder              Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner          Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin          Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman             Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779


Miles J. Wallace           Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts           Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski      Vice President,              --
Federated Investors Tower  Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices     Positions and Offices
 Business Address            With Underwriter        With Registrant


Michael P. Wolff            Vice President,              --
Federated Investors Tower   Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek             Assistant Vice President,        --
Federated Investors Tower   Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings        Assistant Vice President,        --
Federated Investors Tower   Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff         Assistant Vice President,        --
Federated Investors Tower   Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley               Treasurer,                   --
Federated Investors Tower   Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt             Assistant Secretary,         --
Federated Investors Tower   Federated Securities Corp.
Pittsburgh, PA 15222-3779


Item 30. Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promugated thereunder are maintained at one of the following locations:


Registrant                              Federated Investors Tower
                                   Pittsburgh, PA 15222-3779

Federated Shareholder Services Company  P.O. Box 8600
("Transfer Agent and Dividend           Boston, MA 02266-8600
Disbursing Agent")


Federated Services Company              Federated Investors Tower
("Administrator")                       Pittsburgh, PA 15222-3779

Federated Management                    Federated Investors Tower
("Manager")                             Pittsburgh, PA 15222-3779

ANB Investment Management and Trust Co. One North LaSalle Street
("Sub-Manager")                         Chicago, Illinois 60690

State Street Bank and Trust Co.         P.O. Box 8600
("Custodian")                      Boston, MA 02266-8600



Item 31.Management Services:  Not applicable.


Item 32.Undertakings:

        Registrant hereby undertakes to comply with the provisions of
        Section 16 (c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INDEX TRUST has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 24th day of December, 1996.
                           FEDERATED INDEX TRUST
               BY: /s/Melissa A. Moore
               Melissa A. Moore, Assistant Secretary
               Attorney in Fact for John F. Donahue
               December 24, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                    DATE
By:/s/Melissa A. Moore
   Melissa A. Moore         Attorney In Fact    December 24, 1996
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)



Glen R. Johnson*            President

J. Christopher Donahue*     Executive Vice President
                            and Trustee

John W. McGonigle*          Treasurer, Executive
                            Vice President and
                            Secretary
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee



Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee

* By Power of Attorney